UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2026

Date of reporting period:	June 30, 2026

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class 2

Blue Chip Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$21,849
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)41.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.42%
Other Assets and Liabilities	0.12%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	30.72%
Communications	27.56%
Financial	21.40%
Industrial	10.82%
Consumer, Non-cyclical	6.34%
Consumer, Cyclical	2.14%
Basic Materials	0.48%
Money Market Funds	0.42%
Other Assets and Liabilities	0.12%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC897SAR2

Class 1

Bond Market Index Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,695,931
  Total Number of Portfolio Holdings4,143
  Portfolio Turnover Rate (annualized)33.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.58%
Bonds	27.73%
Investment Companies	1.32%
Municipal Bonds	0.53%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.61%
Mortgage Securities	24.92%
Financial	7.70%
Consumer, Non-cyclical	4.21%
Utilities	2.45%
Communications	2.27%
Technology	1.93%
Industrial	1.74%
Energy	1.70%
Consumer, Cyclical	1.26%
Money Market Funds	1.16%
Basic Materials	0.52%
Revenue Bonds	0.30%
General Obligation Unlimited	0.16%
Exchange-Traded Funds	0.16%
Prerefunded	0.03%
Insured	0.03%
General Obligation Limited	0.01%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC5SAR1

Class 1

Core Plus Bond Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$243,425
  Total Number of Portfolio Holdings762
  Portfolio Turnover Rate (annualized)106.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	60.63%
U.S. Government & Government Agency Obligations	29.04%
Investment Companies	10.67%
Senior Floating Rate Interests	1.93%
Common Stocks	0.01%
Preferred Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	30.54%
Financial	14.32%
Asset Backed Securities	10.05%
Exchange-Traded Funds	7.40%
Government	6.69%
Consumer, Non-cyclical	6.22%
Utilities	4.30%
Consumer, Cyclical	4.01%
Communications	3.97%
Technology	3.43%
Industrial	3.42%
Money Market Funds	3.27%
Energy	3.00%
Basic Materials	1.66%
Other Assets and LiabilitiesFootnote Reference*	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC4SAR1

Class 1

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$467,480
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)10.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.57%
Domestic Equity Funds	43.42%
International Equity Funds	7.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR1

Class 2

Diversified Balanced Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$467,480
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)10.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.57%
Domestic Equity Funds	43.42%
International Equity Funds	7.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC6SAR2

Class 2

Diversified Balanced Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$286,853
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)53.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.06%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.65%
Domestic Equity Funds	37.49%
International Equity Funds	7.00%
Money Market Funds	5.92%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC52SAR2

Class 2

Diversified Growth Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,729,887
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)10.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.40%
Fixed Income Funds	34.62%
International Equity Funds	10.01%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC7SAR2

Class 2

Diversified Growth Adaptive Allocation Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,596,585
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (annualized)56.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.12%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	47.72%
Fixed Income Funds	34.67%
International Equity Funds	9.98%
Money Market Funds	7.75%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC53SAR2

Class 2

Diversified Income Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$168,724
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate (annualized)12.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	64.62%
Domestic Equity Funds	31.38%
International Equity Funds	4.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC8SAR2

Class 1

Diversified International Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$45	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$266,947
  Total Number of Portfolio Holdings104
  Portfolio Turnover Rate (annualized)59.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.32%
Investment Companies	1.26%
Preferred Stocks	0.02%
Other Assets and Liabilities	0.40%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.65%
Japan	12.98%
Taiwan	8.10%
Netherlands	7.92%
Canada	7.54%
Korea, Republic Of	5.79%
France	4.42%
Ireland	4.27%
China	3.68%
Germany	3.06%
Sweden	2.99%
Italy	2.66%
Hong Kong	2.35%
Singapore	2.15%
Brazil	1.89%
Greece	1.61%
Austria	1.60%
Peru	1.44%
United States	1.42%
India	1.42%
Other LocationsFootnote Reference*	7.66%
Other Assets and Liabilities	0.40%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC9SAR1

Class 1

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$741,579
  Total Number of Portfolio Holdings58
  Portfolio Turnover Rate (annualized)34.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.55%
Investment Companies	2.22%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.03%
Consumer, Non-cyclical	17.75%
Consumer, Cyclical	17.09%
Technology	16.90%
Industrial	7.12%
Energy	5.77%
Communications	4.72%
Utilities	4.06%
Money Market Funds	2.22%
Basic Materials	2.11%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR1

Class 2

Equity Income Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$741,579
  Total Number of Portfolio Holdings58
  Portfolio Turnover Rate (annualized)34.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.55%
Investment Companies	2.22%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.03%
Consumer, Non-cyclical	17.75%
Consumer, Cyclical	17.09%
Technology	16.90%
Industrial	7.12%
Energy	5.77%
Communications	4.72%
Utilities	4.06%
Money Market Funds	2.22%
Basic Materials	2.11%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC10SAR2

Class 1

Global Emerging Markets Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$63	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$96,758
  Total Number of Portfolio Holdings71
  Portfolio Turnover Rate (annualized)56.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.98%
Investment Companies	1.57%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	24.06%
Korea, Republic Of	21.58%
India	12.72%
China	9.50%
Hong Kong	5.62%
Brazil	5.04%
Mexico	2.95%
United Arab Emirates	2.34%
Canada	2.10%
Singapore	1.89%
Greece	1.53%
Vietnam	1.52%
Poland	1.28%
Peru	1.20%
Netherlands	1.11%
Uruguay	1.05%
Saudi Arabia	1.01%
United States	0.94%
Hungary	0.63%
Turkey	0.62%
Other LocationsFootnote Reference*	1.86%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC12SAR1

Class 1

Government & High Quality Bond Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$103,980
  Total Number of Portfolio Holdings260
  Portfolio Turnover Rate (annualized)115.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	79.95%
Bonds	23.09%
Investment Companies	1.01%
Other Assets and LiabilitiesFootnote Reference*	(4.05)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	93.89%
Asset Backed Securities	6.90%
Government	2.25%
Money Market Funds	1.01%
Other Assets and LiabilitiesFootnote Reference*	(4.05)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC11SAR1

Class 1

LargeCap Growth Account I

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$592,828
  Total Number of Portfolio Holdings220
  Portfolio Turnover Rate (annualized)202.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.73%
Investment Companies	4.15%
Convertible Preferred Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	(1.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	45.14%
Communications	19.48%
Industrial	13.68%
Consumer, Non-cyclical	9.16%
Consumer, Cyclical	4.25%
Financial	4.06%
Money Market Funds	3.87%
Energy	0.59%
Utilities	0.44%
Exchange-Traded Funds	0.28%
Basic Materials	0.08%
Other Assets and LiabilitiesFootnote Reference*	(1.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC15SAR1

Class 1

LargeCap S&P 500 Index Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,468,639
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)17.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	34.65%
Communications	16.03%
Consumer, Non-cyclical	12.73%
Financial	12.62%
Industrial	8.53%
Consumer, Cyclical	7.33%
Energy	2.97%
Utilities	2.16%
Basic Materials	1.41%
Money Market Funds	0.90%
Exchange-Traded Funds	0.73%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC16SAR1

Class 2

LargeCap S&P 500 Index Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,468,639
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)17.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	34.65%
Communications	16.03%
Consumer, Non-cyclical	12.73%
Financial	12.62%
Industrial	8.53%
Consumer, Cyclical	7.33%
Energy	2.97%
Utilities	2.16%
Basic Materials	1.41%
Money Market Funds	0.90%
Exchange-Traded Funds	0.73%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC16SAR2

Class 1

MidCap Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$517,977
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate (annualized)31.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.50%
Investment Companies	1.23%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	26.88%
Consumer, Cyclical	22.95%
Industrial	22.16%
Technology	14.33%
Consumer, Non-cyclical	6.79%
Utilities	4.38%
Basic Materials	1.87%
Money Market Funds	1.23%
Communications	0.14%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC19SAR1

Class 2

MidCap Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$517,977
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate (annualized)31.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.50%
Investment Companies	1.23%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	26.88%
Consumer, Cyclical	22.95%
Industrial	22.16%
Technology	14.33%
Consumer, Non-cyclical	6.79%
Utilities	4.38%
Basic Materials	1.87%
Money Market Funds	1.23%
Communications	0.14%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC19SAR2

Class 1

Principal Capital Appreciation Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$33	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$262,315
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate (annualized)65.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.70%
Investment Companies	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.80%
Communications	16.22%
Financial	14.60%
Consumer, Non-cyclical	11.74%
Consumer, Cyclical	9.35%
Industrial	7.53%
Energy	2.76%
Basic Materials	1.85%
Utilities	1.85%
Money Market Funds	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC21SAR1

Class 2

Principal Capital Appreciation Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$262,315
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate (annualized)65.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.70%
Investment Companies	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.80%
Communications	16.22%
Financial	14.60%
Consumer, Non-cyclical	11.74%
Consumer, Cyclical	9.35%
Industrial	7.53%
Energy	2.76%
Basic Materials	1.85%
Utilities	1.85%
Money Market Funds	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC21SAR2

Class 1

Principal LifeTime 2020 Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$132,970
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)16.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.22%
Domestic Equity Funds	26.45%
International Equity Funds	13.80%
Real Asset Funds	2.52%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC23SAR1

Class 1

Principal LifeTime 2030 Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$351,173
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)25.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	41.83%
Domestic Equity Funds	36.59%
International Equity Funds	19.09%
Real Asset Funds	2.48%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC24SAR1

Class 1

Principal LifeTime 2040 Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$263,484
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)20.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.98%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	49.20%
International Equity Funds	25.70%
Fixed Income Funds	22.59%
Real Asset Funds	2.49%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC25SAR1

Class 1

Principal LifeTime 2050 Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$113,305
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)26.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.98%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	60.39%
International Equity Funds	31.55%
Fixed Income Funds	5.59%
Real Asset Funds	2.45%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC26SAR1

Class 1

Principal LifeTime 2060 Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$51,307
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.98%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	62.34%
International Equity Funds	32.57%
Fixed Income Funds	2.62%
Real Asset Funds	2.45%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC41SAR1

Class 1

Principal LifeTime Strategic Income Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$60,520
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)28.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.29%
Domestic Equity Funds	23.13%
International Equity Funds	12.05%
Real Asset Funds	2.52%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC27SAR1

Class 1

Real Estate Securities Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$296,579
  Total Number of Portfolio Holdings45
  Portfolio Turnover Rate (annualized)27.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.61%
Investment Companies	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	96.63%
Consumer, Cyclical	1.98%
Money Market Funds	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC28SAR1

Class 2

Real Estate Securities Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$55	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$296,579
  Total Number of Portfolio Holdings45
  Portfolio Turnover Rate (annualized)27.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.61%
Investment Companies	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	96.63%
Consumer, Cyclical	1.98%
Money Market Funds	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC28SAR2

Class 1

SAM Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$565,044
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)71.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.85%
Fixed Income Funds	27.35%
International Equity Funds	20.11%
Real Asset Funds	5.34%
Money Market Funds	2.23%
Alternative Funds	1.12%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC29SAR1

Class 2

SAM Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$565,044
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)71.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.85%
Fixed Income Funds	27.35%
International Equity Funds	20.11%
Real Asset Funds	5.34%
Money Market Funds	2.23%
Alternative Funds	1.12%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC29SAR2

Class 1

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$157,153
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)54.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	47.54%
Domestic Equity Funds	28.37%
International Equity Funds	13.15%
Real Asset Funds	5.00%
Money Market Funds	4.75%
Alternative Funds	1.14%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC30SAR1

Class 2

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$157,153
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)54.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	47.54%
Domestic Equity Funds	28.37%
International Equity Funds	13.15%
Real Asset Funds	5.00%
Money Market Funds	4.75%
Alternative Funds	1.14%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC30SAR2

Class 1

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$450,406
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)77.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.98%
International Equity Funds	26.15%
Fixed Income Funds	10.90%
Real Asset Funds	5.26%
Money Market Funds	0.95%
Alternative Funds	0.79%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC31SAR1

Class 2

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$450,406
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)77.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.98%
International Equity Funds	26.15%
Fixed Income Funds	10.90%
Real Asset Funds	5.26%
Money Market Funds	0.95%
Alternative Funds	0.79%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC31SAR2

Class 1

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$111,309
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)42.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	64.12%
Domestic Equity Funds	17.29%
International Equity Funds	7.26%
Money Market Funds	6.75%
Real Asset Funds	3.18%
Alternative Funds	1.32%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC32SAR1

Class 2

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$111,309
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)42.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	64.12%
Domestic Equity Funds	17.29%
International Equity Funds	7.26%
Money Market Funds	6.75%
Real Asset Funds	3.18%
Alternative Funds	1.32%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC32SAR2

Class 1

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$525,381
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)82.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	64.53%
International Equity Funds	30.71%
Real Asset Funds	2.15%
Money Market Funds	1.12%
Alternative Funds	0.78%
Fixed Income Funds	0.74%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC33SAR1

Class 2

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$525,381
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)82.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	64.53%
International Equity Funds	30.71%
Real Asset Funds	2.15%
Money Market Funds	1.12%
Alternative Funds	0.78%
Fixed Income Funds	0.74%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC33SAR2

Class 1

Short-Term Income Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$141,374
  Total Number of Portfolio Holdings437
  Portfolio Turnover Rate (annualized)53.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	86.26%
U.S. Government & Government Agency Obligations	11.08%
Investment Companies	2.26%
Other Assets and LiabilitiesFootnote Reference*	0.40%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.73%
Asset Backed Securities	21.07%
Mortgage Securities	13.63%
Government	11.07%
Utilities	7.36%
Consumer, Non-cyclical	5.52%
Technology	4.37%
Energy	4.25%
Industrial	3.24%
Communications	2.77%
Money Market Funds	2.26%
Basic Materials	0.77%
Consumer, Cyclical	0.56%
Other Assets and LiabilitiesFootnote Reference*	0.40%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC34SAR1

Class 1

SmallCap Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$46	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$197,301
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)62.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.49%
Investment Companies	3.93%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.52%
Consumer, Non-cyclical	23.48%
Industrial	17.50%
Technology	12.24%
Consumer, Cyclical	10.29%
Energy	6.10%
Money Market Funds	3.93%
Basic Materials	3.14%
Utilities	2.64%
Communications	0.58%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC35SAR1

Class 2

SmallCap Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$59	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$197,301
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)62.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.49%
Investment Companies	3.93%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.52%
Consumer, Non-cyclical	23.48%
Industrial	17.50%
Technology	12.24%
Consumer, Cyclical	10.29%
Energy	6.10%
Money Market Funds	3.93%
Basic Materials	3.14%
Utilities	2.64%
Communications	0.58%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC35SAR2

Class 2

U.S. LargeCap S&P 500 Index Buffer April Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer April Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$32,050
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)27.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	92.48%
Purchased Options	16.78%
Other Assets and LiabilitiesFootnote Reference*	(9.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	92.40%
Purchased Options	16.78%
Money Market Funds	0.08%
Other Assets and LiabilitiesFootnote Reference*	(9.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC902SAR2

Class 2

U.S. LargeCap S&P 500 Index Buffer January Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer January Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$37,462
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)91.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	143.52%
Purchased Options	23.49%
Other Assets and LiabilitiesFootnote Reference*	(67.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	143.51%
Purchased Options	23.49%
Money Market Funds	0.01%
Other Assets and LiabilitiesFootnote Reference*	(67.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC900SAR2

Class 2

U.S. LargeCap S&P 500 Index Buffer July Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer July Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$110,977
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate (annualized)27.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	55.22%
Purchased Options	10.97%
Other Assets and LiabilitiesFootnote Reference*	33.81%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	55.22%
Purchased Options	10.97%
Other Assets and LiabilitiesFootnote Reference*	33.81%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC898SAR2

Class 2

U.S. LargeCap S&P 500 Index Buffer October Account

Semi-Annual Shareholder Report  June 30, 2026

This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer October Account (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$52,621
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)5.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	115.05%
Purchased Options	17.14%
Other Assets and LiabilitiesFootnote Reference*	(32.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	115.03%
Purchased Options	17.14%
Money Market Funds	0.02%
Other Assets and LiabilitiesFootnote Reference*	(32.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

PVC899SAR2

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Variable Contracts Funds, Inc.
Semi-Annual
Financial Statements
and Additional Information
June 30, 2026

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 59
Schedules of Investments 84
Financial Highlights (Includes performance information) 211
Changes in and Disagreements with Accountants (N-CSR Item 8) 279
Proxy Disclosures (N-CSR Item 9) 280
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 281
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 282

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 18,696 $ 1,787,825 $ 246,980
Investment in affiliated Funds--at cost ..........................................................
$ 92 $ 18,977 $ 6,365
Assets
Investment in securities--at value  ................................................................ $ 21,731 $ 1,679,654
(a)
$ 242,616
(a)
Investment in affiliated Funds--at value ........................................................... 92 18,977 6,365
Cash ............................................................................................... – 151 18
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 2 13,034 2,059
Expense reimbursement from Manager ..................................................... 1 – –
Fund shares sold ............................................................................. 51 1,565 756
Investment securities sold ................................................................... 78 10,532 1,476
Variation margin on futures ................................................................. – – 37
Prepaid expenses ..................................................................................
3 – 1
Total Assets   21,958 1,723,913 253,336
Liabilities
Accrued management and investment advisory fees .............................................. 11 198 92
Accrued distribution fees .......................................................................... 5 – –
Accrued directors' expenses ....................................................................... 1 6 1
Accrued professional fees ......................................................................... 6 5 5
Accrued other expenses ........................................................................... – 7 –
Payables:
Fund shares redeemed ....................................................................... 16 6,668 40
Investment securities purchased ............................................................ 70 13,351 8,053
Variation margin on futures ................................................................. – – 121
Collateral obligation on securities loaned, at value ............................................... – 7,747 1,599
Total Liabilities
109 27,982 9,911
Net Assets Applicable to Outstanding Shares ..................................................
$ 21,849 $ 1,695,931 $ 243,425
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 15,079 $ 1,909,576 $ 264,614
Total distributable earnings (accumulated loss) ...................................................
6,770 (213,645) (21,189)
Total Net Assets
$ 21,849 $ 1,695,931 $ 243,425
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 1,695,931 $ 243,425
Shares Issued and Outstanding .............................................................. 178,058 24,836
Net Asset Value per share ...................................................................
$ 9 .52 $ 9 .80
Class 2 : Net Assets ................................................................................ $ 21,849 N/A N/A
Shares Issued and Outstanding .............................................................. 1,412
Net Asset Value per share ...................................................................
$ 15 .48
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
Diversified Growth
Account
Investment in securities--at cost ................................................................
$ – $ 37,337 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 337,874 $ 234,637 $ 1,099,580
Assets
Investment in securities--at value  ................................................................ $ – $ 40,697 $ –
Investment in affiliated Funds--at value ........................................................... 467,593 246,322 1,730,325
Receivables:
Dividends and interest ....................................................................... – 21 –
Fund shares sold ............................................................................. 9 227 –
Investment securities sold ................................................................... 2,208 322 7,255
Prepaid expenses ..................................................................................
3 – 2
Total Assets   469,813 287,589 1,737,582
Liabilities
Accrued management and investment advisory fees .............................................. 19 28 72
Accrued distribution fees .......................................................................... 90 59 358
Accrued directors' expenses ....................................................................... 2 1 5
Accrued professional fees ......................................................................... 5 8 5
Accrued other expenses ........................................................................... – 9 –
Payables:
Fund shares redeemed ....................................................................... 2,217 631 7,255
Total Liabilities
2,333 736 7,695
Net Assets Applicable to Outstanding Shares ..................................................
$ 467,480 $ 286,853 $ 1,729,887
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 258,984 $ 256,431 $ 740,014
Total distributable earnings (accumulated loss) ...................................................
208,496 30,422 989,873
Total Net Assets
$ 467,480 $ 286,853 $ 1,729,887
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 500,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 34,791 N/A N/A
Shares Issued and Outstanding .............................................................. 2,297
Net Asset Value per share ...................................................................
$ 15 .15
Class 2 : Net Assets ................................................................................ $ 432,689 $ 286,853 $ 1,729,887
Shares Issued and Outstanding .............................................................. 28,436 22,833 93,646
Net Asset Value per share ...................................................................
$ 15 .22 $ 12 .56 $ 18 .47

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Adaptive Allocation
Account
Diversified Income
Account
Diversified
International Account
Investment in securities--at cost ................................................................
$ 181,944 $ – $ 192,566
Investment in affiliated Funds--at cost ..........................................................
$ 1,223,919 $ 148,690 $ 2,565
Assets
Investment in securities--at value  ................................................................ $ 197,337 $ – $ 263,308
(a)
Investment in affiliated Funds--at value ........................................................... 1,401,234 168,769 2,565
Receivables:
Dividends and interest ....................................................................... 127 – 638
Fund shares sold ............................................................................. – 1,041 1,349
Investment securities sold ................................................................... 6,422 – 448
Prepaid expenses ..................................................................................

Total Assets   1,605,120 169,813 268,308
Liabilities
Accrued management and investment advisory fees .............................................. 159 7 176
Accrued distribution fees .......................................................................... 331 35 –
Accrued directors' expenses ....................................................................... 5 2 2
Accrued professional fees ......................................................................... 8 5 12
Accrued other expenses ........................................................................... 5 – 9
Cash overdraft ..................................................................................... – – 43
Payables:
Fund shares redeemed ....................................................................... 8,027 224 67
Investment securities purchased ............................................................ – 816 253
Collateral obligation on securities loaned, at value ............................................... – – 799
Total Liabilities
8,535 1,089 1,361
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,596,585 $ 168,724 $ 266,947
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,303,409 $ 131,579 $ 142,479
Total distributable earnings (accumulated loss) ...................................................
293,176 37,145 124,468
Total Net Assets
$ 1,596,585 $ 168,724 $ 266,947
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 250,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A N/A $ 266,947
Shares Issued and Outstanding .............................................................. 12,938
Net Asset Value per share ...................................................................
$ 20 .63
Class 2 : Net Assets ................................................................................ $ 1,596,585 $ 168,724 N/A
Shares Issued and Outstanding .............................................................. 114,784 12,293
Net Asset Value per share ...................................................................
$ 13 .91 $ 13 .73
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Equity Income Account
Global Emerging
Markets Account
Government & High
Quality Bond Account
Investment in securities--at cost ................................................................
$ 341,169 $ 61,823 $ 111,137
Investment in affiliated Funds--at cost ..........................................................
$ 16,489 $ 834 $ 1,049
Foreign currency--at cost ........................................................................
$ – $ 18 $ –
Assets
Investment in securities--at value  ................................................................ $ 723,383 $ 96,455
(a)
$ 107,139
Investment in affiliated Funds--at value ........................................................... 16,489 834 1,049
Foreign currency--at value ........................................................................ – 18 –
Deposits with counterparty ........................................................................ – – 92
Receivables:
Dividends and interest ....................................................................... 1,136 199 385
Foreign tax refund ........................................................................... – 7 –
Fund shares sold ............................................................................. 1,292 124 338
Investment securities sold ................................................................... – – 497
Variation margin on futures ................................................................. – – 20
Prepaid expenses ..................................................................................
– 9 2
Total Assets   742,300 97,646 109,522
Liabilities
Accrued management and investment advisory fees .............................................. 284 79 41
Accrued distribution fees .......................................................................... 19 – –
Accrued directors' expenses ....................................................................... 4 1 2
Accrued foreign tax ............................................................................... – 40 –
Accrued professional fees ......................................................................... 1 – 6
Accrued other expenses ........................................................................... 8 – –
Cash overdraft ..................................................................................... – – 1
Payables:
Fund shares redeemed ....................................................................... 405 38 24
Investment securities purchased ............................................................ – 41 5,459
Variation margin on futures ................................................................. – – 9
Collateral obligation on securities loaned, at value ............................................... – 689 –
Total Liabilities
721 888 5,542
Net Assets Applicable to Outstanding Shares ..................................................
$ 741,579 $ 96,758 $ 103,980
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 249,323 $ 48,926 $ 131,570
Total distributable earnings (accumulated loss) ...................................................
492,256 47,832 (27,590)
Total Net Assets
$ 741,579 $ 96,758 $ 103,980
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 648,838 $ 96,758 $ 103,980
Shares Issued and Outstanding .............................................................. 18,578 3,789 12,044
Net Asset Value per share ...................................................................
$ 34 .93 $ 25 .54 $ 8 .63
Class 2 : Net Assets ................................................................................ $ 92,741 N/A N/A
Shares Issued and Outstanding .............................................................. 2,706
Net Asset Value per share ...................................................................
$ 34 .27
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Account I
LargeCap S&P 500
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 477,759 $ 1,082,005 $ 414,617
Investment in affiliated Funds--at cost ..........................................................
$ 22,925 $ 22,015 $ 6,050
Assets
Investment in securities--at value  ................................................................ $ 575,999 $ 2,448,066
(a)
$ 515,687
(a)
Investment in affiliated Funds--at value ........................................................... 22,925 22,015 6,050
Deposits with counterparty ........................................................................ 652 – –
Receivables:
Dividends and interest ....................................................................... 120 1,144 20
Expense reimbursement from Manager ..................................................... 8 – –
Fund shares sold ............................................................................. 63 4,359 92
Investment securities sold ................................................................... 3,029 150 –
Variation margin on futures ................................................................. 62 151 –
Prepaid expenses ..................................................................................
2 – 1
Total Assets   602,860 2,475,885 521,850
Liabilities
Accrued management and investment advisory fees .............................................. 332 383 231
Accrued distribution fees .......................................................................... – 16 9
Accrued directors' expenses ....................................................................... 2 8 3
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... – 9 –
Cash overdraft ..................................................................................... 125 – –
Payables:
Fund shares redeemed ....................................................................... 297 6,556 392
Investment securities purchased ............................................................ 9,272 – –
Collateral obligation on securities loaned, at value ............................................... – 270 3,234
Total Liabilities
10,032 7,246 3,873
Net Assets Applicable to Outstanding Shares ..................................................
$ 592,828 $ 2,468,639 $ 517,977
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 309,470 $ 577,429 $ 287,824
Total distributable earnings (accumulated loss) ...................................................
283,358 1,891,210 230,153
Total Net Assets
$ 592,828 $ 2,468,639 $ 517,977
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 592,828 $ 2,389,213 $ 473,377
Shares Issued and Outstanding .............................................................. 12,649 89,320 8,061
Net Asset Value per share ...................................................................
$ 46 .87 $ 26 .75 $ 58 .73
Class 2 : Net Assets ................................................................................ N/A $ 79,426 $ 44,600
Shares Issued and Outstanding .............................................................. 3,055 777
Net Asset Value per share ...................................................................
$ 26 .00 $ 57 .41
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 128,086 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,725 $ 123,500 $ 309,731
Assets
Investment in securities--at value  ................................................................ $ 263,252
(a)
$ – $ –
Investment in affiliated Funds--at value ........................................................... 1,725 132,959 351,132
Receivables:
Dividends and interest ....................................................................... 141 244 469
Fund shares sold ............................................................................. 18 214 1,887
Investment securities sold ................................................................... – 860 3,157
Prepaid expenses ..................................................................................
2 3 3
Total Assets   265,138 134,280 356,648
Liabilities
Accrued management and investment advisory fees .............................................. 134 – –
Accrued distribution fees .......................................................................... 22 – –
Accrued directors' expenses ....................................................................... 2 2 2
Accrued professional fees ......................................................................... 4 3 5
Payables:
Fund shares redeemed ....................................................................... 732 9 68
Investment securities purchased ............................................................ 222 1,296 5,400
Collateral obligation on securities loaned, at value ............................................... 1,707 – –
Total Liabilities
2,823 1,310 5,475
Net Assets Applicable to Outstanding Shares ..................................................
$ 262,315 $ 132,970 $ 351,173
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 96,064 $ 111,438 $ 282,726
Total distributable earnings (accumulated loss) ...................................................
166,251 21,532 68,447
Total Net Assets
$ 262,315 $ 132,970 $ 351,173
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 153,145 $ 132,970 $ 351,173
Shares Issued and Outstanding .............................................................. 3,120 9,535 23,029
Net Asset Value per share ...................................................................
$ 49 .09 $ 13 .95 $ 15 .25
Class 2 : Net Assets ................................................................................ $ 109,170 N/A N/A
Shares Issued and Outstanding .............................................................. 2,286
Net Asset Value per share ...................................................................
$ 47 .75
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 222,148 $ 90,442 $ 43,367
Assets
Investment in affiliated Funds--at value ........................................................... $ 263,443 $ 113,284 $ 51,299
Receivables:
Dividends and interest ....................................................................... 209 24 5
Fund shares sold ............................................................................. 1,097 172 226
Investment securities sold ................................................................... 3,155 1,657 736
Prepaid expenses ..................................................................................
3 3 3
Total Assets   267,907 115,140 52,269
Liabilities
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 1 1 12
Investment securities purchased ............................................................ 4,416 1,828 944
Total Liabilities
4,423 1,835 962
Net Assets Applicable to Outstanding Shares ..................................................
$ 263,484 $ 113,305 $ 51,307
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 204,693 $ 82,680 $ 40,656
Total distributable earnings (accumulated loss) ...................................................
58,791 30,625 10,651
Total Net Assets
$ 263,484 $ 113,305 $ 51,307
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 263,484 $ 113,305 $ 51,307
Shares Issued and Outstanding .............................................................. 12,658 5,412 2,477
Net Asset Value per share ...................................................................
$ 20 .82 $ 20 .94 $ 20 .71

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 255,178 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 58,886 $ 3,900 $ 441,821
Assets
Investment in securities--at value  ................................................................ $ – $ 292,444 $ –
Investment in affiliated Funds--at value ........................................................... 60,516 3,900 565,021
Cash ............................................................................................... – – 1
Deposits with counterparty ........................................................................ – – 142
Receivables:
Dividends and interest ....................................................................... 121 1,016 378
Fund shares sold ............................................................................. 51 53 1,593
Investment securities sold ................................................................... 343 667 –
Variation margin on futures ................................................................. – – 1
Prepaid expenses ..................................................................................
3 3 3
Total Assets   61,034 298,083 567,139
Liabilities
Accrued management and investment advisory fees .............................................. – 186 106
Accrued distribution fees .......................................................................... – 21 32
Accrued directors' expenses ....................................................................... 1 2 2
Accrued professional fees ......................................................................... 3 3 4
Payables:
Fund shares redeemed ....................................................................... – 175 597
Investment securities purchased ............................................................ 510 1,117 1,339
Variation margin on futures ................................................................. – – 15
Total Liabilities
514 1,504 2,095
Net Assets Applicable to Outstanding Shares ..................................................
$ 60,520 $ 296,579 $ 565,044
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 54,736 $ 250,189 $ 359,897
Total distributable earnings (accumulated loss) ...................................................
5,784 46,390 205,147
Total Net Assets
$ 60,520 $ 296,579 $ 565,044
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 60,520 $ 195,715 $ 409,228
Shares Issued and Outstanding .............................................................. 4,876 9,840 24,163
Net Asset Value per share ...................................................................
$ 12 .41 $ 19 .89 $ 16 .94
Class 2 : Net Assets ................................................................................ N/A $ 100,864 $ 155,816
Shares Issued and Outstanding .............................................................. 5,079 9,405
Net Asset Value per share ...................................................................
$ 19 .86 $ 16 .57

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 131,761 $ 335,812 $ 100,157
Assets
Investment in affiliated Funds--at value ........................................................... $ 157,079 $ 450,529 $ 111,216
Deposits with counterparty ........................................................................ 104 – 113
Receivables:
Dividends and interest ....................................................................... 172 115 156
Fund shares sold ............................................................................. 1 18 6
Investment securities sold ................................................................... 65 71 67
Variation margin on futures ................................................................. – – 1
Prepaid expenses ..................................................................................
3 3 3
Total Assets   157,424 450,736 111,562
Liabilities
Accrued management and investment advisory fees .............................................. 29 84 21
Accrued distribution fees .......................................................................... 7 45 6
Accrued directors' expenses ....................................................................... 2 2 1
Accrued professional fees ......................................................................... 6 6 5
Payables:
Fund shares redeemed ....................................................................... 66 90 73
Investment securities purchased ............................................................ 150 103 136
Variation margin on futures ................................................................. 11 – 11
Total Liabilities
271 330 253
Net Assets Applicable to Outstanding Shares ..................................................
$ 157,153 $ 450,406 $ 111,309
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 117,465 $ 262,876 $ 97,802
Total distributable earnings (accumulated loss) ...................................................
39,688 187,530 13,507
Total Net Assets
$ 157,153 $ 450,406 $ 111,309
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 121,232 $ 230,100 $ 80,369
Shares Issued and Outstanding .............................................................. 9,231 8,876 6,561
Net Asset Value per share ...................................................................
$ 13 .13 $ 25 .92 $ 12 .25
Class 2 : Net Assets ................................................................................ $ 35,921 $ 220,306 $ 30,940
Shares Issued and Outstanding .............................................................. 2,793 8,714 2,567
Net Asset Value per share ...................................................................
$ 12 .86 $ 25 .28 $ 12 .05

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 139,891 $ 142,421
Investment in affiliated Funds--at cost ..........................................................
$ 382,850 $ 1,635 $ 7,153
Assets
Investment in securities--at value  ................................................................ $ – $ 139,168
(a)
$ 196,899
(a)
Investment in affiliated Funds--at value ........................................................... 525,523 1,635 7,153
Cash ............................................................................................... – 2 –
Deposits with counterparty ........................................................................ – 43 –
Receivables:
Dividends and interest ....................................................................... 16 1,262 111
Fund shares sold ............................................................................. 172 1,370 21
Investment securities sold ................................................................... 143 – 682
Variation margin on futures ................................................................. – 6 –
Prepaid expenses ..................................................................................
3 3 3
Total Assets   525,857 143,489 204,869
Liabilities
Accrued management and investment advisory fees .............................................. 98 46 130
Accrued distribution fees .......................................................................... 55 – 2
Accrued directors' expenses ....................................................................... 2 1 2
Accrued professional fees ......................................................................... 6 5 8
Payables:
Fund shares redeemed ....................................................................... 315 1 693
Investment securities purchased ............................................................ – 500 373
Variation margin on futures ................................................................. – 2 –
Collateral obligation on securities loaned, at value ............................................... – 1,560 6,360
Total Liabilities
476 2,115 7,568
Net Assets Applicable to Outstanding Shares ..................................................
$ 525,381 $ 141,374 $ 197,301
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 302,810 $ 136,472 $ 108,472
Total distributable earnings (accumulated loss) ...................................................
222,571 4,902 88,829
Total Net Assets
$ 525,381 $ 141,374 $ 197,301
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 254,653 $ 141,374 $ 186,316
Shares Issued and Outstanding .............................................................. 8,070 54,514 9,173
Net Asset Value per share ...................................................................
$ 31 .56 $ 2 .59 $ 20 .31
Class 2 : Net Assets ................................................................................ $ 270,728 N/A $ 10,985
Shares Issued and Outstanding .............................................................. 8,789 547
Net Asset Value per share ...................................................................
$ 30 .80 $ 20 .08
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap S&P
500 Index Buffer April
Account
U.S. LargeCap S&P 500
Index Buffer January
Account
U.S. LargeCap S&P
500 Index Buffer July
Account
Investment in securities--at cost ................................................................
$ 28,299 $ 59,377 $ 67,096
Investment in affiliated Funds--at cost ..........................................................
$ 27 $ 5 $ –
Assets
Investment in securities--at value  ................................................................ $ 34,992 $ 62,561 $ 73,451
Investment in affiliated Funds--at value ........................................................... 27 5 –
Cash ............................................................................................... 2 1 24,337
Receivables:
Dividends and interest ....................................................................... 10 22 12
Expense reimbursement from Manager ..................................................... 1 1 1
Fund shares sold ............................................................................. – – 40,905
Investment securities sold ................................................................... – 3,425 14,518
Prepaid expenses ..................................................................................
3 3 3
Total Assets   35,035 66,018 153,227
Liabilities
Accrued management and investment advisory fees .............................................. 19 48 26
Accrued distribution fees .......................................................................... 7 17 9
Accrued directors' expenses ....................................................................... 2 1 2
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 1,416 23,286 –
Interfund borrowing ......................................................................... – 2,705 –
Investment securities purchased ............................................................ 15 724 38,993
Options and swaptions contracts written  (premiums received $ 1,722 , $ 2,400 and $ 3,187 ) 1,521 1,770 3,215
Total Liabilities
2,985 28,556 42,250
Net Assets Applicable to Outstanding Shares ..................................................
$ 32,050 $ 37,462 $ 110,977
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 22,172 $ 25,091 $ 97,281
Total distributable earnings (accumulated loss) ...................................................
9,878 12,371 13,696
Total Net Assets
$ 32,050 $ 37,462 $ 110,977
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 32,050 $ 37,462 $ 110,977
Shares Issued and Outstanding .............................................................. 2,603 3,337 7,297
Net Asset Value per share ...................................................................
$ 12 .31 $ 11 .23 $ 15 .21

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap S&P 500
Index Buffer October
Account
Investment in securities--at cost ............................................................................................................................
$ 65,244
Investment in affiliated Funds--at cost ......................................................................................................................
$ 12
Assets
Investment in securities--at value  ............................................................................................................................ $ 69,548
Investment in affiliated Funds--at value ....................................................................................................................... 12
Cash ........................................................................................................................................................... 1
Receivables:
Dividends and interest ................................................................................................................................... 18
Expense reimbursement from Manager ................................................................................................................. 1
Investment securities sold ............................................................................................................................... 39
Prepaid expenses ..............................................................................................................................................
3
Total Assets   69,622
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 39
Accrued distribution fees ...................................................................................................................................... 14
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 5
Payables:
Fund shares redeemed ................................................................................................................................... 15,716
Investment securities purchased ........................................................................................................................ 4
Options and swaptions contracts written  (premiums received $ 2,472 ) ................................................................................. 1,222
Total Liabilities
17,001
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 52,621
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 37,462
Total distributable earnings (accumulated loss) ...............................................................................................................
15,159
Total Net Assets
$ 52,621
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 52,621
Shares Issued and Outstanding .......................................................................................................................... 3,531
Net Asset Value per share ...............................................................................................................................
$ 14 .91

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2 $ 171 $ 119
Dividends ............................................................................................... 52 307 442
Withholding tax ........................................................................................ (1) – –
Interest .................................................................................................. – 33,498 5,621
Securities lending - net .................................................................................
– 23 13
Total Income 53 33,999 6,195
Expenses:
Management and investment advisory fees ............................................................ 67 1,210 559
Distribution f ees - Class 2 .............................................................................. 28 N/A N/A
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 1 18 6
Directors' expenses ..................................................................................... 2 20 4
Professional fees ....................................................................................... 4 3 4
Technology fees ........................................................................................ 3 4 3
Other expenses ......................................................................................... – 4 1
Total Gross Expenses 105 1,260 577
Less: Reimbursement from Manager - Class 2 ........................................................ 4 N/A N/A
Total Net Expenses 101 1,260 577
Net Investment Income (Loss) (48) 32,739 5,618
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,306 (10,549) (358)
Futures contracts ....................................................................................... – – (1,077)
Swap agreements ....................................................................................... – – 7
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (2,317) (10,016) (2,200)
Futures contracts ....................................................................................... – – 251
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (1,011) (20,565) (3,377)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,059) $ 12,174 $ 2,241

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
Diversified Growth
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 65 $ –
Dividends ............................................................................................... – 264 –
Total Income – 329 –
Expenses:
Management and investment advisory fees ............................................................ 120 140 442
Distribution f ees - Class 2 .............................................................................. 557 293 2,211
Chief compliance officer expenses ..................................................................... – – 1
Directors' expenses ..................................................................................... 7 4 20
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 3 3 4
Other expenses ......................................................................................... 1 1 4
Total Expenses 690 443 2,684
Net Investment Income (Loss) (690) (114) (2,684)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 4,607 –
Investment transactions in affiliated Funds ............................................................ 15,832 3,322 72,243
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (1,882) –
Investments in affiliated Funds ......................................................................... 12,835 6,386 60,980
Net Realized and Unrealized Gain (Loss) on investments 28,667 12,433 133,223
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 27,977 $ 12,319 $ 130,539

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Adaptive Allocation
Account
Diversified Income
Account
Diversified
International
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 478 $ – $ 32
Dividends ............................................................................................... 1,605 – 3,910
Withholding tax ........................................................................................ – – (286)
Interest .................................................................................................. 80 – –
Securities lending - net .................................................................................
– – 10
Total Income 2,163 – 3,666
Expenses:
Management and investment advisory fees ............................................................ 889 43 1,056
Distribution f ees - Class 2 .............................................................................. 1,851 216 N/A
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 1 – 41
Directors' expenses ..................................................................................... 17 3 4
Professional fees ....................................................................................... 2 2 16
Technology fees ........................................................................................ 3 4 3
Other expenses ......................................................................................... 7 – 18
Total Expenses 2,771 268 1,138
Net Investment Income (Loss) (608) (268) 2,528
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ – and $ 0 , respectively) ........................ 32,625 – 18,410
Investment transactions in affiliated Funds ............................................................ 14,384 2,540 –
Foreign currency transactions .......................................................................... – – 4
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ – and $ 29 , respectively) .................................... (19,311) – (3,213)
Investments in affiliated Funds ......................................................................... 69,411 5,143 –
Translation of assets and liabilities in foreign currencies .............................................. – – (12)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 97,109 7,683 15,189
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 96,501 $ 7,415 $ 17,717

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Equity Income
Account
Global Emerging
Markets Account
Government &
High Quality Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 174 $ 11 $ 35
Dividends ............................................................................................... 6,974 835 –
Withholding tax ........................................................................................ (167) (79) –
Interest .................................................................................................. 8 – 2,345
Securities lending - net .................................................................................
7 – –
Total Income 6,996 767 2,380
Expenses:
Management and investment advisory fees ............................................................ 1,688 449 251
Distribution f ees - Class 2 .............................................................................. 114 N/A N/A
Custodian fees .......................................................................................... 3 36 4
Directors' expenses ..................................................................................... 9 2 2
Professional fees ....................................................................................... 3 23 4
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 1 1 –
Total Expenses 1,821 514 264
Net Investment Income (Loss) 5,175 253 2,116
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ 2 and $ – , respectively) ........................ 56,254 5,770 (318)
Foreign currency transactions .......................................................................... – (18) –
Futures contracts ....................................................................................... – – 74
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ 255 and $ – , respectively) ................................... 6,243 12,707 (1,044)
Futures contracts ....................................................................................... – – 50
Translation of assets and liabilities in foreign currencies .............................................. – (1) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 62,497 18,458 (1,238)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 67,672 $ 18,711 $ 878

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap Growth
Account I
LargeCap S&P 500
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 185 $ 366 $ 25
Dividends ............................................................................................... 1,639 14,271 1,899
Withholding tax ........................................................................................ (3) (3) (34)
Interest .................................................................................................. 8 8 1
Securities lending - net .................................................................................
1 2 19
Total Income 1,830 14,644 1,910
Expenses:
Management and investment advisory fees ............................................................ 1,969 2,277 1,436
Distribution f ees - Class 2 .............................................................................. N/A 95 56
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 7 11 3
Directors' expenses ..................................................................................... 8 27 8
Professional fees ....................................................................................... 3 3 2
Technology fees ........................................................................................ 3 3 4
Other expenses ......................................................................................... 1 16 2
Total Gross Expenses 1,991 2,433 1,511
Less: Reimbursement from Manager .................................................................. 46 – –
Total Net Expenses 1,945 2,433 1,511
Net Investment Income (Loss) (115) 12,211 399
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 92,750 201,901 37,357
Futures contracts ....................................................................................... 333 271 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (79,324) 28,992 (68,628)
Futures contracts ....................................................................................... 171 398 –
Net Realized and Unrealized Gain (Loss) on investments and futures 13,930 231,562 (31,271)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 13,815 $ 243,773 $ (30,872)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 52 $ 1,546 $ 2,968
Dividends ............................................................................................... 1,212 – –
Withholding tax ........................................................................................ (17) – –
Interest .................................................................................................. 1 – –
Securities lending - net .................................................................................
10 – –
Total Income 1,258 1,546 2,968
Expenses:
Management and investment advisory fees ............................................................ 776 N/A N/A
Distribution f ees - Class 2 .............................................................................. 126 N/A N/A
Custodian fees .......................................................................................... 2 – –
Directors' expenses ..................................................................................... 4 3 5
Professional fees ....................................................................................... 2 2 3
Technology fees ........................................................................................ 4 3 3
Total Expenses 914 8 11
Net Investment Income (Loss) 344 1,538 2,957
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 13,741 – –
Investment transactions in affiliated Funds ............................................................ – 417 453
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 9,723 – –
Investments in affiliated Funds ......................................................................... – 3,717 15,168
Net Realized and Unrealized Gain (Loss) on investments 23,464 4,134 15,621
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 23,808 $ 5,672 $ 18,578

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,383 $ 234 $ 77
Total Income 1,383 234 77
Expenses:
Directors' expenses ..................................................................................... 4 2 2
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 4 4 3
Total Expenses 10 8 7
Net Investment Income (Loss) 1,373 226 70
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 91 73 13
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 15,784 8,582 3,759
Net Realized and Unrealized Gain (Loss) on investments 15,875 8,655 3,772
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,248 $ 8,881 $ 3,842

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 754 $ 37 $ 3,520
Dividends ............................................................................................... – 3,851 3
Interest .................................................................................................. – 4 2
Total Income 754 3,892 3,525
Expenses:
Management and investment advisory fees ............................................................ N/A 1,039 635
Distribution f ees - Class 2 .............................................................................. N/A 124 190
Custodian fees .......................................................................................... – 1 1
Directors' expenses ..................................................................................... 2 4 7
Professional fees ....................................................................................... 2 3 2
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... – – 1
Total Expenses 7 1,174 839
Net Investment Income (Loss) 747 2,718 2,686
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – 3,660 (144)
Investment transactions in affiliated Funds ............................................................ 46 – 24,860
Foreign currency transactions .......................................................................... – – (4)
Futures contracts ....................................................................................... – – (139)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 27,910 –
Investments in affiliated Funds ......................................................................... 1,533 – 15,082
Futures contracts ....................................................................................... – – 93
Translation of assets and liabilities in foreign currencies .............................................. – – 5
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 1,579 31,570 39,753
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,326 $ 34,288 $ 42,439

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,621 $ 1,317 $ 1,495
Dividends ............................................................................................... 1 4 –
Interest .................................................................................................. 1 – 2
Total Income 1,623 1,321 1,497
Expenses:
Management and investment advisory fees ............................................................ 180 494 129
Distribution f ees - Class 2 .............................................................................. 43 265 39
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 3 6 3
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 4 4 4
Total Expenses 232 772 177
Net Investment Income (Loss) 1,391 549 1,320
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (24) (162) (9)
Investment transactions in affiliated Funds ............................................................ 3,712 20,072 2,312
Foreign currency transactions .......................................................................... (3) – (4)
Futures contracts ....................................................................................... (121) – (127)
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,462 20,301 585
Futures contracts ....................................................................................... 69 – 73
Translation of assets and liabilities in foreign currencies .............................................. 5 – 5
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 7,100 40,211 2,835
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,491 $ 40,760 $ 4,155

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 404 $ 63 $ 30
Dividends ............................................................................................... 5 – 899
Withholding tax ........................................................................................ – – (8)
Interest .................................................................................................. – 2,945 1
Securities lending - net .................................................................................
– 4 21
Total Income 409 3,012 943
Expenses:
Management and investment advisory fees ............................................................ 572 269 750
Distribution f ees - Class 2 .............................................................................. 323 N/A 13
Custodian fees .......................................................................................... 1 2 3
Directors' expenses ..................................................................................... 7 3 3
Professional fees ....................................................................................... 2 3 4
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 1 – –
Total Expenses 909 280 776
Net Investment Income (Loss) (500) 2,732 167
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (211) (17) 22,247
Investment transactions in affiliated Funds ............................................................ 28,564 – –
Futures contracts ....................................................................................... – (5) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (1,139) 9,301
Investments in affiliated Funds ......................................................................... 25,928 – –
Futures contracts ....................................................................................... – (3) –
Net Realized and Unrealized Gain (Loss) on investments and futures 54,282 (1,164) 31,548
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 53,782 $ 1,568 $ 31,715

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P
500 Index Buffer
April Account
U.S. LargeCap S&P
500 Index Buffer
January Account
U.S. LargeCap S&P
500 Index Buffer
July Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1 $ 15 $ –
Dividends ............................................................................................... 155 394 209
Total Income 156 409 209
Expenses:
Management and investment advisory fees ............................................................ 114 274 152
Distribution f ees - Class 2 .............................................................................. 42 99 55
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 2 2 2
Professional fees ....................................................................................... 2 2 2
Technology fees ........................................................................................ 4 3 3
Other expenses ......................................................................................... 1 1 1
Total Gross Expenses 165 382 215
Less: Reimbursement from Manager - Class 2 ........................................................ 6 4 6
Total Net Expenses 159 378 209
Net Investment Income (Loss) (3) 31 –
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,014 4,069 (362)
Options and swaptions ................................................................................. 629 237 238
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 584 405 3,699
Options and swaptions ................................................................................. 284 663 (466)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 2,511 5,374 3,109
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,508 $ 5,405 $ 3,109

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P
500 Index Buffer
October Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 1
Dividends ................................................................................................................................................... 315
Total Income 316
Expenses:
Management and investment advisory fees ................................................................................................................ 238
Distribution f ees - Class 2 .................................................................................................................................. 86
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 2
Professional fees ........................................................................................................................................... 2
Technology fees ............................................................................................................................................ 4
Other expenses ............................................................................................................................................. 4
Total Gross Expenses 337
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 5
Total Net Expenses 332
Net Investment Income (Loss) (16)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 5,530
Options and swaptions ..................................................................................................................................... 528
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (1,408)
Options and swaptions ..................................................................................................................................... 225
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 4,875
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,859

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (48) $ (112)
Net realized gain (loss) on investments .............................................................................................. 1,306 3,176
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(2,317) (703)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,059) 2,361
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(1,504) (1,582)
Total Increase (Decrease) in Net Assets (2,563) 779
Net Assets
Beginning of period ..................................................................................................................
24,412 23,633
End of period ........................................................................................................................
$ 21,849 $ 24,412
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 1,451 N/A
Redeemed ...............................................................................................
(2,955) N/A
Net Increase (Decrease)
$ (1,504) N/A
Shares:
Sold ................................................................................................... 94 N/A
Redeemed ...............................................................................................
(190) N/A
Net Increase (Decrease)
(96) N/A
Year Ended December 31, 2025
(a), (b)
Dollars:
Sold ................................................................................................... $ 26,711 $ 2,072
Redeemed ...............................................................................................
(4,843) (25,522)
Net Increase (Decrease)
$ 21,868 $ (23,450)
Shares:
Sold ................................................................................................... 1,804 139
Redeemed ...............................................................................................
(296) (1,735)
Net Increase (Decrease)
1,508 (1,596)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ N/A
Total Dividends and Distributions
$ – $ N/A
Year Ended December 31, 2025
(a), (b)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
(b)
Period from April 30, 2025, date operations commenced, through December 31, 2025 for Class 2 shares.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 32,739 $ 70,652
Net realized gain (loss) on investments .............................................................................................. (10,549) (50,345)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(10,016) 114,821
Net Increase (Decrease) in Net Assets Resulting from Operations 12,174 135,128
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (79,109)
Total Dividends and Distributions – (79,109)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(118,392) (414,154)
Total Increase (Decrease) in Net Assets (106,218) (358,135)
Net Assets
Beginning of period ..................................................................................................................
1,802,149 2,160,284
End of period ........................................................................................................................
$ 1,695,931 $ 1,802,149
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 137,686
Redeemed ..........................................................................................................
(256,078)
Net Increase (Decrease)
$ (118,392)
Shares:
Sold .............................................................................................................. 14,501
Redeemed ..........................................................................................................
(26,963)
Net Increase (Decrease)
(12,462)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 228,489
Reinvested ......................................................................................................... 79,109
Redeemed ..........................................................................................................
(721,752)
Net Increase (Decrease)
$ (414,154)
Shares:
Sold .............................................................................................................. 24,215
Reinvested ......................................................................................................... 8,407
Redeemed ..........................................................................................................
(76,535)
Net Increase (Decrease)
(43,913)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (79,109)
Total Dividends and Distributions
$ (79,109)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 5,618 $ 10,202
Net realized gain (loss) on investments , futures and swap agreements .............................................................. (1,428) (1,094)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(1,949) 6,173
Net Increase (Decrease) in Net Assets Resulting from Operations 2,241 15,281
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (8,750)
Total Dividends and Distributions – (8,750)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(4,870) 34,900
Total Increase (Decrease) in Net Assets (2,629) 41,431
Net Assets
Beginning of period ..................................................................................................................
246,054 204,623
End of period ........................................................................................................................
$ 243,425 $ 246,054
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 17,690
Redeemed ..........................................................................................................
(22,560)
Net Increase (Decrease)
$ (4,870)
Shares:
Sold .............................................................................................................. 1,814
Redeemed ..........................................................................................................
(2,314)
Net Increase (Decrease)
(500)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 66,382
Reinvested ......................................................................................................... 8,750
Redeemed ..........................................................................................................
(40,232)
Net Increase (Decrease)
$ 34,900
Shares:
Sold .............................................................................................................. 6,883
Reinvested ......................................................................................................... 907
Redeemed ..........................................................................................................
(4,181)
Net Increase (Decrease)
3,609
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (8,750)
Total Dividends and Distributions
$ (8,750)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (690) $ 14,571
Net realized gain (loss) on investments .............................................................................................. 15,832 68,992
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
12,835 (20,587)
Net Increase (Decrease) in Net Assets Resulting from Operations 27,977 62,976
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (76,586)
Total Dividends and Distributions – (76,586)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(64,040) (105,078)
Total Increase (Decrease) in Net Assets (36,063) (118,688)
Net Assets
Beginning of period ..................................................................................................................
503,543 622,231
End of period ........................................................................................................................
$ 467,480 $ 503,543
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ......................................................................................... $ 437 $ 780 N/A
Redeemed .....................................................................................
(2,279) (62,978) N/A
Net Increase (Decrease)
$ (1,842) $ (62,198) N/A
Shares:
Sold ......................................................................................... 30 53 N/A
Redeemed .....................................................................................
(156) (4,291) N/A
Net Increase (Decrease)
(126) (4,238) N/A
Year Ended December 31, 2025
(a)
Dollars:
Sold ......................................................................................... $ 803 $ 5,519 $ 100
Reinvested .................................................................................... 5,029 71,556 –
Redeemed .....................................................................................
(4,546) (181,021) (2,518)
Net Increase (Decrease)
$ 1,286 $ (103,946) $ (2,418)
Shares:
Sold ......................................................................................... 53 372 7
Reinvested .................................................................................... 361 5,085 –
Redeemed .....................................................................................
(307) (12,141) (173)
Net Increase (Decrease)
107 (6,684) (166)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ............................................. $ – $ – $ N/A
Total Dividends and Distributions
$ – $ – $ N/A
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (5,029) $ (71,557) $ –
Total Dividends and Distributions
$ (5,029) $ (71,557) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Adaptive Allocation
Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (114) $ 5,951
Net realized gain (loss) on investments .............................................................................................. 7,929 1,936
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
4,504 7,082
Net Increase (Decrease) in Net Assets Resulting from Operations 12,319 14,969
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (20,758)
Total Dividends and Distributions – (20,758)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
57,650 (12,243)
Total Increase (Decrease) in Net Assets 69,969 (18,032)
Net Assets
Beginning of period ..................................................................................................................
216,884 234,916
End of period ........................................................................................................................
$ 286,853 $ 216,884
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 1,514 N/A
Issued in acquisitions ....................................................................................... 83,307 N/A
Redeemed ...............................................................................................
(27,171) N/A
Net Increase (Decrease)
$ 57,650 N/A
Shares:
Sold ................................................................................................... 123 N/A
Issued in acquisitions ....................................................................................... 6,781 N/A
Redeemed ...............................................................................................
(2,230) N/A
Net Increase (Decrease)
4,674 N/A
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 2,226 –
Reinvested .............................................................................................. 20,758 –
Redeemed ...............................................................................................
(35,216) (11)
Net Increase (Decrease)
$ (12,232) $ (11)
Shares:
Sold ................................................................................................... 183 –
Reinvested .............................................................................................. 1,773 –
Redeemed ...............................................................................................
(2,902) (1)
Net Increase (Decrease)
(946) (1)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ N/A
Total Dividends and Distributions
$ – $ N/A
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (20,758) $ –
Total Dividends and Distributions
$ (20,758) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Growth Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (2,684) $ 46,230
Net realized gain (loss) on investments .............................................................................................. 72,243 354,689
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
60,980 (138,029)
Net Increase (Decrease) in Net Assets Resulting from Operations 130,539 262,890
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (374,385)
Total Dividends and Distributions – (374,385)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(253,476) (419,675)
Total Increase (Decrease) in Net Assets (122,937) (531,170)
Net Assets
Beginning of period ..................................................................................................................
1,852,824 2,383,994
End of period ........................................................................................................................
$ 1,729,887 $ 1,852,824
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 5,800 N/A
Redeemed ...............................................................................................
(259,276) N/A
Net Increase (Decrease)
$ (253,476) N/A
Shares:
Sold ................................................................................................... 328 N/A
Redeemed ...............................................................................................
(14,653) N/A
Net Increase (Decrease)
(14,325) N/A
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 10,507 $ 16
Reinvested .............................................................................................. 374,385 –
Redeemed ...............................................................................................
(803,471) (1,112)
Net Increase (Decrease)
$ (418,579) $ (1,096)
Shares:
Sold ................................................................................................... 564 1
Reinvested .............................................................................................. 22,365 –
Redeemed ...............................................................................................
(43,712) (62)
Net Increase (Decrease)
(20,783) (61)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ N/A
Total Dividends and Distributions
$ – $ N/A
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (374,385) $ –
Total Dividends and Distributions
$ (374,385) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Adaptive Allocation
Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (608) $ 34,672
Net realized gain (loss) on investments .............................................................................................. 47,009 21,941
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
50,100 46,224
Net Increase (Decrease) in Net Assets Resulting from Operations 96,501 102,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (132,936)
Total Dividends and Distributions – (132,936)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
46,964 (65,578)
Total Increase (Decrease) in Net Assets 143,465 (95,677)
Net Assets
Beginning of period ..................................................................................................................
1,453,120 1,548,797
End of period ........................................................................................................................
$ 1,596,585 $ 1,453,120
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 2,730 N/A
Issued in acquisitions ....................................................................................... 190,507 N/A
Redeemed ...............................................................................................
(146,273) N/A
Net Increase (Decrease)
$ 46,964 N/A
Shares:
Sold ................................................................................................... 203 N/A
Issued in acquisitions ....................................................................................... 14,088 N/A
Redeemed ...............................................................................................
(10,866) N/A
Net Increase (Decrease)
3,425 N/A
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 6,951 –
Reinvested .............................................................................................. 132,936 –
Redeemed ...............................................................................................
(205,453) (12)
Net Increase (Decrease)
$ (65,566) $ (12)
Shares:
Sold ................................................................................................... 527 –
Reinvested .............................................................................................. 10,443 –
Redeemed ...............................................................................................
(15,656) (1)
Net Increase (Decrease)
(4,686) (1)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ N/A
Total Dividends and Distributions
$ – $ N/A
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (132,936) $ –
Total Dividends and Distributions
$ (132,936) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (268) $ 5,765
Net realized gain (loss) on investments .............................................................................................. 2,540 13,194
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
5,143 58
Net Increase (Decrease) in Net Assets Resulting from Operations 7,415 19,017
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (15,111)
Total Dividends and Distributions – (15,111)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(18,790) (38,199)
Total Increase (Decrease) in Net Assets (11,375) (34,293)
Net Assets
Beginning of period ..................................................................................................................
180,099 214,392
End of period ........................................................................................................................
$ 168,724 $ 180,099
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 5,110 N/A
Redeemed ...............................................................................................
(23,900) N/A
Net Increase (Decrease)
$ (18,790) N/A
Shares:
Sold ................................................................................................... 379 N/A
Redeemed ...............................................................................................
(1,783) N/A
Net Increase (Decrease)
(1,404) N/A
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 13,695 –
Reinvested .............................................................................................. 15,111 –
Redeemed ...............................................................................................
(66,840) (165)
Net Increase (Decrease)
$ (38,034) $ (165)
Shares:
Sold ................................................................................................... 1,042 –
Reinvested .............................................................................................. 1,167 –
Redeemed ...............................................................................................
(5,087) (12)
Net Increase (Decrease)
(2,878) (12)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ N/A
Total Dividends and Distributions
$ – $ N/A
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (15,111) $ –
Total Dividends and Distributions
$ (15,111) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,528 $ 4,625
Net realized gain (loss) on investments and foreign currencies ..................................................................... 18,414 37,982
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
(3,225) 33,063
Net Increase (Decrease) in Net Assets Resulting from Operations 17,717 75,670
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (21,826)
Total Dividends and Distributions – (21,826)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(7,061) (42,901)
Total Increase (Decrease) in Net Assets 10,656 10,943
Net Assets
Beginning of period ..................................................................................................................
256,291 245,348
End of period ........................................................................................................................
$ 266,947 $ 256,291
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 13,177
Redeemed ..........................................................................................................
(20,238)
Net Increase (Decrease)
$ (7,061)
Shares:
Sold .............................................................................................................. 650
Redeemed ..........................................................................................................
(1,002)
Net Increase (Decrease)
(352)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 23,005
Reinvested ......................................................................................................... 21,826
Redeemed ..........................................................................................................
(87,732)
Net Increase (Decrease)
$ (42,901)
Shares:
Sold .............................................................................................................. 1,279
Reinvested ......................................................................................................... 1,188
Redeemed ..........................................................................................................
(4,774)
Net Increase (Decrease)
(2,307)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (21,826)
Total Dividends and Distributions
$ (21,826)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ 5,175 $ 10,907
Net realized gain (loss) on investments .............................................................................................. 56,254 45,715
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
6,243 45,059
Net Increase (Decrease) in Net Assets Resulting from Operations 67,672 101,681
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (79,474)
Total Dividends and Distributions – (79,474)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(5,577) (33,795)
Total Increase (Decrease) in Net Assets 62,095 (11,588)
Net Assets
Beginning of period ..................................................................................................................
679,484 691,072
End of period ........................................................................................................................
$ 741,579 $ 679,484
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ......................................................................................... $ 48,505 $ 2,822 N/A
Redeemed .....................................................................................
(49,441) (7,463) N/A
Net Increase (Decrease)
$ (936) $ (4,641) N/A
Shares:
Sold ......................................................................................... 1,451 85 N/A
Redeemed .....................................................................................
(1,468) (225) N/A
Net Increase (Decrease)
(17) (140) N/A
Year Ended December 31, 2025
(a)
Dollars:
Sold ......................................................................................... $ 48,224 $ 14,518 $ 790
Reinvested .................................................................................... 69,634 9,840 –
Redeemed .....................................................................................
(162,230) (11,787) (2,784)
Net Increase (Decrease)
$ (44,372) $ 12,571 $ (1,994)
Shares:
Sold ......................................................................................... 1,548 469 25
Reinvested .................................................................................... 2,256 324 –
Redeemed .....................................................................................
(5,158) (383) (93)
Net Increase (Decrease)
(1,354) 410 (68)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ............................................. $ – $ – $ N/A
Total Dividends and Distributions
$ – $ – $ N/A
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (69,634) $ (9,840) $ –
Total Dividends and Distributions
$ (69,634) $ (9,840) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 253 $ 906
Net realized gain (loss) on investments and foreign currencies ..................................................................... 5,752 7,737
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
12,706 14,674
Net Increase (Decrease) in Net Assets Resulting from Operations 18,711 23,317
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (1,303)
Total Dividends and Distributions – (1,303)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(3,558) (5,884)
Total Increase (Decrease) in Net Assets 15,153 16,130
Net Assets
Beginning of period ..................................................................................................................
81,605 65,475
End of period ........................................................................................................................
$ 96,758 $ 81,605
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 9,564
Redeemed ..........................................................................................................
(13,122)
Net Increase (Decrease)
$ (3,558)
Shares:
Sold .............................................................................................................. 411
Redeemed ..........................................................................................................
(565)
Net Increase (Decrease)
(154)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 7,352
Reinvested ......................................................................................................... 1,303
Redeemed ..........................................................................................................
(14,539)
Net Increase (Decrease)
$ (5,884)
Shares:
Sold .............................................................................................................. 408
Reinvested ......................................................................................................... 67
Redeemed ..........................................................................................................
(802)
Net Increase (Decrease)
(327)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (1,303)
Total Dividends and Distributions
$ (1,303)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,116 $ 4,282
Net realized gain (loss) on investments and futures ................................................................................. (244) (2,112)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(994) 6,130
Net Increase (Decrease) in Net Assets Resulting from Operations 878 8,300
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (3,876)
Total Dividends and Distributions – (3,876)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(4,015) (8,681)
Total Increase (Decrease) in Net Assets (3,137) (4,257)
Net Assets
Beginning of period ..................................................................................................................
107,117 111,374
End of period ........................................................................................................................
$ 103,980 $ 107,117
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 6,565
Redeemed ..........................................................................................................
(10,580)
Net Increase (Decrease)
$ (4,015)
Shares:
Sold .............................................................................................................. 759
Redeemed ..........................................................................................................
(1,227)
Net Increase (Decrease)
(468)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 14,225
Reinvested ......................................................................................................... 3,876
Redeemed ..........................................................................................................
(26,782)
Net Increase (Decrease)
$ (8,681)
Shares:
Sold .............................................................................................................. 1,682
Reinvested ......................................................................................................... 456
Redeemed ..........................................................................................................
(3,169)
Net Increase (Decrease)
(1,031)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (3,876)
Total Dividends and Distributions
$ (3,876)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ (115) $ (980)
Net realized gain (loss) on investments and futures ................................................................................. 93,083 115,709
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(79,153) (49,525)
Net Increase (Decrease) in Net Assets Resulting from Operations 13,815 65,204
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (93,536)
Total Dividends and Distributions – (93,536)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(38,401) 536
Total Increase (Decrease) in Net Assets (24,586) (27,796)
Net Assets
Beginning of period ..................................................................................................................
617,414 645,210
End of period ........................................................................................................................
$ 592,828 $ 617,414
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 13,336
Redeemed ..........................................................................................................
(51,737)
Net Increase (Decrease)
$ (38,401)
Shares:
Sold .............................................................................................................. 300
Redeemed ..........................................................................................................
(1,168)
Net Increase (Decrease)
(868)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 40,313
Reinvested ......................................................................................................... 93,536
Redeemed ..........................................................................................................
(133,313)
Net Increase (Decrease)
$ 536
Shares:
Sold .............................................................................................................. 844
Reinvested ......................................................................................................... 2,047
Redeemed ..........................................................................................................
(2,771)
Net Increase (Decrease)
120
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (93,536)
Total Dividends and Distributions
$ (93,536)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 12,211 $ 27,490
Net realized gain (loss) on investments and futures ................................................................................. 202,172 409,229
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
29,390 (29,997)
Net Increase (Decrease) in Net Assets Resulting from Operations 243,773 406,722
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (451,260)
Total Dividends and Distributions – (451,260)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(165,288) (199,214)
Total Increase (Decrease) in Net Assets 78,485 (243,752)
Net Assets
Beginning of period ..................................................................................................................
2,390,154 2,633,906
End of period ........................................................................................................................
$ 2,468,639 $ 2,390,154
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 224,761 $ 2,209
Redeemed ...............................................................................................
(385,121) (7,137)
Net Increase (Decrease)
$ (160,360) $ (4,928)
Shares:
Sold ................................................................................................... 9,267 89
Redeemed ...............................................................................................
(15,158) (290)
Net Increase (Decrease)
(5,891) (201)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 225,218 $ 6,832
Reinvested .............................................................................................. 437,683 13,577
Redeemed ...............................................................................................
(871,675) (10,849)
Net Increase (Decrease)
$ (208,774) $ 9,560
Shares:
Sold ................................................................................................... 9,108 277
Reinvested .............................................................................................. 18,776 597
Redeemed ...............................................................................................
(34,905) (443)
Net Increase (Decrease)
(7,021) 431
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (437,683) $ (13,577)
Total Dividends and Distributions
$ (437,683) $ (13,577)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 399 $ 703
Net realized gain (loss) on investments .............................................................................................. 37,357 108,129
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(68,628) (95,296)
Net Increase (Decrease) in Net Assets Resulting from Operations (30,872) 13,536
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (78,835)
Total Dividends and Distributions – (78,835)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(33,214) (47,030)
Total Increase (Decrease) in Net Assets (64,086) (112,329)
Net Assets
Beginning of period ..................................................................................................................
582,063 694,392
End of period ........................................................................................................................
$ 517,977 $ 582,063
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 11,709 $ 2,139
Redeemed ...............................................................................................
(43,710) (3,352)
Net Increase (Decrease)
$ (32,001) $ (1,213)
Shares:
Sold ................................................................................................... 200 38
Redeemed ...............................................................................................
(739) (59)
Net Increase (Decrease)
(539) (21)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 23,079 $ 3,686
Reinvested .............................................................................................. 72,610 6,225
Redeemed ...............................................................................................
(147,955) (4,675)
Net Increase (Decrease)
$ (52,266) $ 5,236
Shares:
Sold ................................................................................................... 340 56
Reinvested .............................................................................................. 1,094 96
Redeemed ...............................................................................................
(2,162) (71)
Net Increase (Decrease)
(728) 81
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (72,610) $ (6,225)
Total Dividends and Distributions
$ (72,610) $ (6,225)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 344 $ 646
Net realized gain (loss) on investments .............................................................................................. 13,741 19,447
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,723 10,090
Net Increase (Decrease) in Net Assets Resulting from Operations 23,808 30,183
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (19,544)
Total Dividends and Distributions – (19,544)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(7,719) 13,987
Total Increase (Decrease) in Net Assets 16,089 24,626
Net Assets
Beginning of period ..................................................................................................................
246,226 221,600
End of period ........................................................................................................................
$ 262,315 $ 246,226
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 3,523 $ 6,368
Redeemed ...............................................................................................
(13,292) (4,318)
Net Increase (Decrease)
$ (9,769) $ 2,050
Shares:
Sold ................................................................................................... 76 144
Redeemed ...............................................................................................
(287) (97)
Net Increase (Decrease)
(211) 47
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 11,941 $ 16,701
Reinvested .............................................................................................. 12,022 7,522
Redeemed ...............................................................................................
(26,537) (7,662)
Net Increase (Decrease)
$ (2,574) $ 16,561
Shares:
Sold ................................................................................................... 284 399
Reinvested .............................................................................................. 275 177
Redeemed ...............................................................................................
(614) (180)
Net Increase (Decrease)
(55) 396
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (12,022) $ (7,522)
Total Dividends and Distributions
$ (12,022) $ (7,522)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 1,538 $ 4,643
Net realized gain (loss) on investments .............................................................................................. 417 7,423
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
3,717 3,355
Net Increase (Decrease) in Net Assets Resulting from Operations 5,672 15,421
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (9,896)
Total Dividends and Distributions – (9,896)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(12,274) (11,385)
Total Increase (Decrease) in Net Assets (6,602) (5,860)
Net Assets
Beginning of period ..................................................................................................................
139,572 145,432
End of period ........................................................................................................................
$ 132,970 $ 139,572
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 8,249
Redeemed ..........................................................................................................
(20,523)
Net Increase (Decrease)
$ (12,274)
Shares:
Sold .............................................................................................................. 605
Redeemed ..........................................................................................................
(1,513)
Net Increase (Decrease)
(908)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 21,229
Reinvested ......................................................................................................... 9,896
Redeemed ..........................................................................................................
(42,510)
Net Increase (Decrease)
$ (11,385)
Shares:
Sold .............................................................................................................. 1,607
Reinvested ......................................................................................................... 751
Redeemed ..........................................................................................................
(3,196)
Net Increase (Decrease)
(838)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (9,896)
Total Dividends and Distributions
$ (9,896)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,957 $ 9,379
Net realized gain (loss) on investments .............................................................................................. 453 17,512
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
15,168 12,458
Net Increase (Decrease) in Net Assets Resulting from Operations 18,578 39,349
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (22,194)
Total Dividends and Distributions – (22,194)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
349 18,376
Total Increase (Decrease) in Net Assets 18,927 35,531
Net Assets
Beginning of period ..................................................................................................................
332,246 296,715
End of period ........................................................................................................................
$ 351,173 $ 332,246
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 35,720
Redeemed ..........................................................................................................
(35,371)
Net Increase (Decrease)
$ 349
Shares:
Sold .............................................................................................................. 2,418
Redeemed ..........................................................................................................
(2,390)
Net Increase (Decrease)
28
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 52,504
Reinvested ......................................................................................................... 22,194
Redeemed ..........................................................................................................
(56,322)
Net Increase (Decrease)
$ 18,376
Shares:
Sold .............................................................................................................. 3,717
Reinvested ......................................................................................................... 1,562
Redeemed ..........................................................................................................
(3,960)
Net Increase (Decrease)
1,319
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (22,194)
Total Dividends and Distributions
$ (22,194)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 1,373 $ 5,355
Net realized gain (loss) on investments .............................................................................................. 91 12,032
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
15,784 12,276
Net Increase (Decrease) in Net Assets Resulting from Operations 17,248 29,663
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (14,146)
Total Dividends and Distributions – (14,146)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
16,931 38,280
Total Increase (Decrease) in Net Assets 34,179 53,797
Net Assets
Beginning of period ..................................................................................................................
229,305 175,508
End of period ........................................................................................................................
$ 263,484 $ 229,305
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 34,130
Redeemed ..........................................................................................................
(17,199)
Net Increase (Decrease)
$ 16,931
Shares:
Sold .............................................................................................................. 1,715
Redeemed ..........................................................................................................
(861)
Net Increase (Decrease)
854
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 48,359
Reinvested ......................................................................................................... 14,146
Redeemed ..........................................................................................................
(24,225)
Net Increase (Decrease)
$ 38,280
Shares:
Sold .............................................................................................................. 2,576
Reinvested ......................................................................................................... 743
Redeemed ..........................................................................................................
(1,283)
Net Increase (Decrease)
2,036
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (14,146)
Total Dividends and Distributions
$ (14,146)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 226 $ 2,085
Net realized gain (loss) on investments .............................................................................................. 73 6,338
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
8,582 6,486
Net Increase (Decrease) in Net Assets Resulting from Operations 8,881 14,909
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (7,164)
Total Dividends and Distributions – (7,164)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
3,888 10,432
Total Increase (Decrease) in Net Assets 12,769 18,177
Net Assets
Beginning of period ..................................................................................................................
100,536 82,359
End of period ........................................................................................................................
$ 113,305 $ 100,536
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 14,605
Redeemed ..........................................................................................................
(10,717)
Net Increase (Decrease)
$ 3,888
Shares:
Sold .............................................................................................................. 738
Redeemed ..........................................................................................................
(538)
Net Increase (Decrease)
200
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 18,971
Reinvested ......................................................................................................... 7,164
Redeemed ..........................................................................................................
(15,703)
Net Increase (Decrease)
$ 10,432
Shares:
Sold .............................................................................................................. 1,023
Reinvested ......................................................................................................... 380
Redeemed ..........................................................................................................
(837)
Net Increase (Decrease)
566
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (7,164)
Total Dividends and Distributions
$ (7,164)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 70 $ 814
Net realized gain (loss) on investments .............................................................................................. 13 2,219
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
3,759 2,593
Net Increase (Decrease) in Net Assets Resulting from Operations 3,842 5,626
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (2,338)
Total Dividends and Distributions – (2,338)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
7,046 7,587
Total Increase (Decrease) in Net Assets 10,888 10,875
Net Assets
Beginning of period ..................................................................................................................
40,419 29,544
End of period ........................................................................................................................
$ 51,307 $ 40,419
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 12,220
Redeemed ..........................................................................................................
(5,174)
Net Increase (Decrease)
$ 7,046
Shares:
Sold .............................................................................................................. 619
Redeemed ..........................................................................................................
(264)
Net Increase (Decrease)
355
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 12,416
Reinvested ......................................................................................................... 2,338
Redeemed ..........................................................................................................
(7,167)
Net Increase (Decrease)
$ 7,587
Shares:
Sold .............................................................................................................. 680
Reinvested ......................................................................................................... 126
Redeemed ..........................................................................................................
(394)
Net Increase (Decrease)
412
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (2,338)
Total Dividends and Distributions
$ (2,338)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 747 $ 1,832
Net realized gain (loss) on investments .............................................................................................. 46 1,613
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
1,533 1,948
Net Increase (Decrease) in Net Assets Resulting from Operations 2,326 5,393
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (3,008)
Total Dividends and Distributions – (3,008)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
3,644 (1,356)
Total Increase (Decrease) in Net Assets 5,970 1,029
Net Assets
Beginning of period ..................................................................................................................
54,550 53,521
End of period ........................................................................................................................
$ 60,520 $ 54,550
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 12,387
Redeemed ..........................................................................................................
(8,743)
Net Increase (Decrease)
$ 3,644
Shares:
Sold .............................................................................................................. 1,027
Redeemed ..........................................................................................................
(719)
Net Increase (Decrease)
308
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 10,672
Reinvested ......................................................................................................... 3,008
Redeemed ..........................................................................................................
(15,036)
Net Increase (Decrease)
$ (1,356)
Shares:
Sold .............................................................................................................. 906
Reinvested ......................................................................................................... 255
Redeemed ..........................................................................................................
(1,272)
Net Increase (Decrease)
(111)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (3,008)
Total Dividends and Distributions
$ (3,008)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,718 $ 5,863
Net realized gain (loss) on investments .............................................................................................. 3,660 (2,772)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
27,910 (38)
Net Increase (Decrease) in Net Assets Resulting from Operations 34,288 3,053
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (12,924)
Total Dividends and Distributions – (12,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
14,176 2,637
Total Increase (Decrease) in Net Assets 48,464 (7,234)
Net Assets
Beginning of period ..................................................................................................................
248,115 255,349
End of period ........................................................................................................................
$ 296,579 $ 248,115
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 36,860 $ 5,405
Redeemed ...............................................................................................
(15,347) (12,742)
Net Increase (Decrease)
$ 21,513 $ (7,337)
Shares:
Sold ................................................................................................... 1,926 286
Redeemed ...............................................................................................
(815) (675)
Net Increase (Decrease)
1,111 (389)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 19,390 $ 18,139
Reinvested .............................................................................................. 8,049 4,875
Redeemed ...............................................................................................
(24,400) (23,416)
Net Increase (Decrease)
$ 3,039 $ (402)
Shares:
Sold ................................................................................................... 1,066 994
Reinvested .............................................................................................. 447 271
Redeemed ...............................................................................................
(1,335) (1,278)
Net Increase (Decrease)
178 (13)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (8,049) $ (4,875)
Total Dividends and Distributions
$ (8,049) $ (4,875)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,686 $ 13,395
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 24,573 56,641
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
15,180 3,679
Net Increase (Decrease) in Net Assets Resulting from Operations 42,439 73,715
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (54,290)
Total Dividends and Distributions – (54,290)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(38,812) (43,015)
Total Increase (Decrease) in Net Assets 3,627 (23,590)
Net Assets
Beginning of period ..................................................................................................................
561,417 585,007
End of period ........................................................................................................................
$ 565,044 $ 561,417
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 27,447 $ 1,474
Redeemed ...............................................................................................
(59,718) (8,015)
Net Increase (Decrease)
$ (32,271) $ (6,541)
Shares:
Sold ................................................................................................... 1,670 92
Redeemed ...............................................................................................
(3,658) (504)
Net Increase (Decrease)
(1,988) (412)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 18,640 $ 4,942
Reinvested .............................................................................................. 39,831 14,458
Redeemed ...............................................................................................
(98,110) (22,776)
Net Increase (Decrease)
$ (39,639) $ (3,376)
Shares:
Sold ................................................................................................... 1,191 323
Reinvested .............................................................................................. 2,595 961
Redeemed ...............................................................................................
(6,264) (1,500)
Net Increase (Decrease)
(2,478) (216)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (39,832) $ (14,458)
Total Dividends and Distributions
$ (39,832) $ (14,458)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 1,391 $ 4,550
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 3,564 9,737
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
3,536 3,042
Net Increase (Decrease) in Net Assets Resulting from Operations 8,491 17,329
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (8,023)
Total Dividends and Distributions – (8,023)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(12,819) (11,192)
Total Increase (Decrease) in Net Assets (4,328) (1,886)
Net Assets
Beginning of period ..................................................................................................................
161,481 163,367
End of period ........................................................................................................................
$ 157,153 $ 161,481
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 5,361 $ 979
Redeemed ...............................................................................................
(17,682) (1,477)
Net Increase (Decrease)
$ (12,321) $ (498)
Shares:
Sold ................................................................................................... 427 77
Redeemed ...............................................................................................
(1,392) (118)
Net Increase (Decrease)
(965) (41)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 13,603 $ 2,396
Reinvested .............................................................................................. 6,330 1,693
Redeemed ...............................................................................................
(31,714) (3,500)
Net Increase (Decrease)
$ (11,781) $ 589
Shares:
Sold ................................................................................................... 1,112 204
Reinvested .............................................................................................. 517 141
Redeemed ...............................................................................................
(2,613) (294)
Net Increase (Decrease)
(984) 51
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (6,330) $ (1,693)
Total Dividends and Distributions
$ (6,330) $ (1,693)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 549 $ 7,927
Net realized gain (loss) on investments .............................................................................................. 19,910 52,412
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
20,301 (1,292)
Net Increase (Decrease) in Net Assets Resulting from Operations 40,760 59,047
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (35,479)
Total Dividends and Distributions – (35,479)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(17,510) (4,819)
Total Increase (Decrease) in Net Assets 23,250 18,749
Net Assets
Beginning of period ..................................................................................................................
427,156 408,407
End of period ........................................................................................................................
$ 450,406 $ 427,156
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 8,847 $ 2,138
Redeemed ...............................................................................................
(19,049) (9,446)
Net Increase (Decrease)
$ (10,202) $ (7,308)
Shares:
Sold ................................................................................................... 363 89
Redeemed ...............................................................................................
(782) (390)
Net Increase (Decrease)
(419) (301)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 15,697 $ 4,611
Reinvested .............................................................................................. 18,269 17,210
Redeemed ...............................................................................................
(40,325) (20,281)
Net Increase (Decrease)
$ (6,359) $ 1,540
Shares:
Sold ................................................................................................... 676 204
Reinvested .............................................................................................. 794 766
Redeemed ...............................................................................................
(1,755) (895)
Net Increase (Decrease)
(285) 75
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (18,269) $ (17,210)
Total Dividends and Distributions
$ (18,269) $ (17,210)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 1,320 $ 3,653
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 2,172 2,941
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
663 4,534
Net Increase (Decrease) in Net Assets Resulting from Operations 4,155 11,128
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (4,088)
Total Dividends and Distributions – (4,088)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(8,696) (18,428)
Total Increase (Decrease) in Net Assets (4,541) (11,388)
Net Assets
Beginning of period ..................................................................................................................
115,850 127,238
End of period ........................................................................................................................
$ 111,309 $ 115,850
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 2,697 $ 494
Redeemed ...............................................................................................
(9,961) (1,926)
Net Increase (Decrease)
$ (7,264) $ (1,432)
Shares:
Sold ................................................................................................... 225 42
Redeemed ...............................................................................................
(829) (162)
Net Increase (Decrease)
(604) (120)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 5,039 $ 2,266
Reinvested .............................................................................................. 3,045 1,043
Redeemed ...............................................................................................
(22,420) (7,401)
Net Increase (Decrease)
$ (14,336) $ (4,092)
Shares:
Sold ................................................................................................... 438 201
Reinvested .............................................................................................. 261 91
Redeemed ...............................................................................................
(1,955) (660)
Net Increase (Decrease)
(1,256) (368)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (3,045) $ (1,043)
Total Dividends and Distributions
$ (3,045) $ (1,043)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ (500) $ 7,138
Net realized gain (loss) on investments .............................................................................................. 28,353 53,236
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
25,929 11,282
Net Increase (Decrease) in Net Assets Resulting from Operations 53,782 71,656
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (40,427)
Total Dividends and Distributions – (40,427)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(20,181) 9,893
Total Increase (Decrease) in Net Assets 33,601 41,122
Net Assets
Beginning of period ..................................................................................................................
491,780 450,658
End of period ........................................................................................................................
$ 525,381 $ 491,780
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 9,377 $ 2,345
Redeemed ...............................................................................................
(20,320) (11,583)
Net Increase (Decrease)
$ (10,943) $ (9,238)
Shares:
Sold ................................................................................................... 314 81
Redeemed ...............................................................................................
(684) (398)
Net Increase (Decrease)
(370) (317)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 20,368 $ 8,054
Reinvested .............................................................................................. 19,768 20,658
Redeemed ...............................................................................................
(41,659) (17,296)
Net Increase (Decrease)
$ (1,523) $ 11,416
Shares:
Sold ................................................................................................... 744 298
Reinvested .............................................................................................. 716 765
Redeemed ...............................................................................................
(1,527) (643)
Net Increase (Decrease)
(67) 420
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (19,769) $ (20,658)
Total Dividends and Distributions
$ (19,769) $ (20,658)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,732 $ 5,194
Net realized gain (loss) on investments and futures ................................................................................. (22) 34
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(1,142) 1,651
Net Increase (Decrease) in Net Assets Resulting from Operations 1,568 6,879
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (5,551)
Total Dividends and Distributions – (5,551)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
6,614 (2,007)
Total Increase (Decrease) in Net Assets 8,182 (679)
Net Assets
Beginning of period ..................................................................................................................
133,192 133,871
End of period ........................................................................................................................
$ 141,374 $ 133,192
Class 1
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 27,538
Redeemed ..........................................................................................................
(20,924)
Net Increase (Decrease)
$ 6,614
Shares:
Sold .............................................................................................................. 10,671
Redeemed ..........................................................................................................
(8,112)
Net Increase (Decrease)
2,559
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 42,143
Reinvested ......................................................................................................... 5,551
Redeemed ..........................................................................................................
(49,701)
Net Increase (Decrease)
$ (2,007)
Shares:
Sold .............................................................................................................. 16,347
Reinvested ......................................................................................................... 2,185
Redeemed ..........................................................................................................
(19,219)
Net Increase (Decrease)
(687)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (5,551)
Total Dividends and Distributions
$ (5,551)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 167 $ 295
Net realized gain (loss) on investments .............................................................................................. 22,247 13,147
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,301 10,370
Net Increase (Decrease) in Net Assets Resulting from Operations 31,715 23,812
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (9,122)
Total Dividends and Distributions – (9,122)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(10,616) (9,847)
Total Increase (Decrease) in Net Assets 21,099 4,843
Net Assets
Beginning of period ..................................................................................................................
176,202 171,359
End of period ........................................................................................................................
$ 197,301 $ 176,202
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold ................................................................................................... $ 4,634 $ 255
Redeemed ...............................................................................................
(14,559) (946)
Net Increase (Decrease)
$ (9,925) $ (691)
Shares:
Sold ................................................................................................... 257 14
Redeemed ...............................................................................................
(792) (51)
Net Increase (Decrease)
(535) (37)
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 10,434 $ 728
Reinvested .............................................................................................. 8,617 505
Redeemed ...............................................................................................
(28,695) (1,436)
Net Increase (Decrease)
$ (9,644) $ (203)
Shares:
Sold ................................................................................................... 659 49
Reinvested .............................................................................................. 516 31
Redeemed ...............................................................................................
(1,802) (91)
Net Increase (Decrease)
(627) (11)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (8,617) $ (505)
Total Dividends and Distributions
$ (8,617) $ (505)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
April Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ (3) $ 56
Net realized gain (loss) on investments and options and swaptions ................................................................. 1,643 2,516
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
868 2,216
Net Increase (Decrease) in Net Assets Resulting from Operations 2,508 4,788
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (741)
Total Dividends and Distributions – (741)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(4,285) (8,164)
Total Increase (Decrease) in Net Assets (1,777) (4,117)
Net Assets
Beginning of period ..................................................................................................................
33,827 37,944
End of period ........................................................................................................................
$ 32,050 $ 33,827
Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 4,306
Redeemed ..........................................................................................................
(8,591)
Net Increase (Decrease)
$ (4,285)
Shares:
Sold .............................................................................................................. 382
Redeemed ..........................................................................................................
(725)
Net Increase (Decrease)
(343)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 9,029
Reinvested ......................................................................................................... 741
Redeemed ..........................................................................................................
(17,934)
Net Increase (Decrease)
$ (8,164)
Shares:
Sold .............................................................................................................. 885
Reinvested ......................................................................................................... 67
Redeemed ..........................................................................................................
(1,637)
Net Increase (Decrease)
(685)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (741)
Total Dividends and Distributions
$ (741)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
January Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 31 $ 81
Net realized gain (loss) on investments and options and swaptions ................................................................. 4,306 4,843
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
1,068 436
Net Increase (Decrease) in Net Assets Resulting from Operations 5,405 5,360
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (6,592)
Total Dividends and Distributions – (6,592)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(29,237) (5,743)
Total Increase (Decrease) in Net Assets (23,832) (6,975)
Net Assets
Beginning of period ..................................................................................................................
61,294 68,269
End of period ........................................................................................................................
$ 37,462 $ 61,294
Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 23,203
Redeemed ..........................................................................................................
(52,440)
Net Increase (Decrease)
$ (29,237)
Shares:
Sold .............................................................................................................. 2,197
Redeemed ..........................................................................................................
(4,713)
Net Increase (Decrease)
(2,516)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 49,119
Reinvested ......................................................................................................... 6,592
Redeemed ..........................................................................................................
(61,454)
Net Increase (Decrease)
$ (5,743)
Shares:
Sold .............................................................................................................. 4,576
Reinvested ......................................................................................................... 650
Redeemed ..........................................................................................................
(5,118)
Net Increase (Decrease)
108
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (6,592)
Total Dividends and Distributions
$ (6,592)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
July Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ – $ 85
Net realized gain (loss) on investments and options and swaptions ................................................................. (124) 8,219
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
3,233 718
Net Increase (Decrease) in Net Assets Resulting from Operations 3,109 9,022
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (9,167)
Total Dividends and Distributions – (9,167)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
62,687 6,433
Total Increase (Decrease) in Net Assets 65,796 6,288
Net Assets
Beginning of period ..................................................................................................................
45,181 38,893
End of period ........................................................................................................................
$ 110,977 $ 45,181
Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 65,848
Redeemed ..........................................................................................................
(3,161)
Net Increase (Decrease)
$ 62,687
Shares:
Sold .............................................................................................................. 4,335
Redeemed ..........................................................................................................
(222)
Net Increase (Decrease)
4,113
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 74,098
Reinvested ......................................................................................................... 9,167
Redeemed ..........................................................................................................
(76,832)
Net Increase (Decrease)
$ 6,433
Shares:
Sold .............................................................................................................. 5,183
Reinvested ......................................................................................................... 667
Redeemed ..........................................................................................................
(5,518)
Net Increase (Decrease)
332
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (9,167)
Total Dividends and Distributions
$ (9,167)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
October Account
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ (16) $ 128
Net realized gain (loss) on investments and options and swaptions ................................................................. 6,058 4,313
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
(1,183) 2,776
Net Increase (Decrease) in Net Assets Resulting from Operations 4,859 7,217
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – (4,673)
Total Dividends and Distributions – (4,673)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(39,330) 24,707
Total Increase (Decrease) in Net Assets (34,471) 27,251
Net Assets
Beginning of period ..................................................................................................................
87,092 59,841
End of period ........................................................................................................................
$ 52,621 $ 87,092
Class 2
Capital Share Transactions:
Period Ended June 30, 2026
Dollars:
Sold .............................................................................................................. $ 863
Redeemed ..........................................................................................................
(40,193)
Net Increase (Decrease)
$ (39,330)
Shares:
Sold .............................................................................................................. 63
Redeemed ..........................................................................................................
(2,796)
Net Increase (Decrease)
(2,733)
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 87,158
Reinvested ......................................................................................................... 4,673
Redeemed ..........................................................................................................
(67,124)
Net Increase (Decrease)
$ 24,707
Shares:
Sold .............................................................................................................. 6,381
Reinvested ......................................................................................................... 347
Redeemed ..........................................................................................................
(4,772)
Net Increase (Decrease)
1,956
Dividends and Distributions to Shareholders:
Period Ended June 30, 2026
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (4,673)
Total Dividends and Distributions
$ (4,673)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation
Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account, Diversified Income Account, Diversified International
Account, Equity Income Account, Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account
I, LargeCap S&P 500 Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal
LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap
Account, U.S. LargeCap S&P 500 Index Buffer April Account, U.S. LargeCap S&P 500 Index Buffer January Account, U.S. LargeCap S&P 500
Index Buffer July Account, and U.S. LargeCap S&P 500 Index Buffer October Account, each a series of the Fund (known as the “Funds”), are presented herein. Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime
2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account are referred to collectively as the “Principal
LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to two classes of shares: Class 1 and Class 2.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective April 30, 2025, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Class 2 shares of the Blue Chip Account.
Effective May 1, 2025, all Class 3 shares converted into Class 2 shares, as applicable. Additionally, the following Funds changed their names:
Effective May 1, 2026, Diversified Balanced Adaptive Allocation Account acquired all the assets and assumed all the liabilities of Diversified
Balanced Strategic Allocation Account pursuant to a plan of reorganization approved by the Fund’s Board of Directors on December 9, 2025.
The purpose of the acquisition is to combine two accounts with substantially similar investment strategies. The acquisition was accomplished by a tax-free exchange of 8,526,000 shares of Diversified Balanced Strategic Allocation Account for 6,781,000 shares valued at $83,307,000 of
Diversified Balanced Adaptive Allocation Account at an approximate exchange rate of .80 for Class 2.
The investment securities of Diversified Balanced Strategic Allocation Account, with a fair value of approximately $83,296,000 and a cost of
$80,490,000 were the primary assets acquired by Diversified Balanced Adaptive Allocation Account on May 1, 2026. For financial reporting purposes, assets received, and shares issued by Diversified Balanced Adaptive Allocation Account were recorded at fair value; however, the cost basis of the investments received from Diversified Balanced Strategic Allocation Account were maintained through the reorganization. The net assets of Diversified Balanced Strategic Allocation Account and Diversified Balanced Adaptive Allocation Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $83,307,000 ($121,000 of accumulated realized gain) and $206,734,000, respectively. The aggregate net assets of Diversified Balanced Adaptive Allocation Account immediately following the acquisition were $290,041,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2026, the beginning of the fiscal year for Diversified Balanced Adaptive Allocation
Account, Diversified Balanced Adaptive Allocation Account’s pro forma results of operations for the period ended June 30, 2026, are as follows
(amounts in thousands):
Old Name New Name
U.S. LargeCap Buffer April Account U.S. LargeCap S&P 500 Index Buffer April Account
U.S. LargeCap Buffer January Account U.S. LargeCap S&P 500 Index Buffer January Account
U.S. LargeCap Buffer July Account U.S. LargeCap S&P 500 Index Buffer July Account
U.S. LargeCap Buffer October Account U.S. LargeCap S&P 500 Index Buffer October Account
Net investment income $ 99
Net gain on investments 8,502
Net increase in assets resulting from operations 8,601

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Diversified Balanced Strategic Allocation Account that have been included in
Diversified Balanced Adaptive Allocation Account’s statement of operations since May 1, 2026.
Effective May 1, 2026, Diversified Growth Adaptive Allocation Account acquired all the assets and assumed all the liabilities of Diversified
Growth Strategic Allocation Account pursuant to a plan of reorganization approved by the Board of Directors on December 9, 2025. The purpose of the acquisition is to combine two accounts with substantially similar investment strategies. The acquisition was accomplished by a tax-free exchange of 18,782,000 shares from Diversified Growth Strategic Allocation Account for 14,088,000 shares valued at $190,506,000 of
Diversified Growth Adaptive Allocation Account at an approximate exchange rate of .75 for Class 2.
The investment securities of Diversified Growth Strategic Allocation Account, with a fair value of approximately $190,502,000 and a cost of
$176,239,000 were the primary assets acquired by Diversified Growth Adaptive Allocation Account on May 1, 2026. For financial reporting purposes, assets received, and shares issued by Diversified Growth Adaptive Allocation Account were recorded at fair value; however, the cost basis of the investments received from Diversified Growth Strategic Allocation Account were maintained through the reorganization. The net assets of Diversified Growth Strategic Allocation Account and Diversified Growth Adaptive Allocation Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $190,506,000 ($1,243,000 of accumulated realized gain) and $1,426,901,000, respectively.
The aggregate net assets of Diversified Growth Adaptive Allocation Account immediately following the acquisition were $1,617,407,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2026, the beginning of the fiscal year for Diversified Growth Adaptive Allocation
Account, Diversified Growth Adaptive Allocation Account’s pro forma results of operations for the period ended June 30, 2026, are as follows
(amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Diversified Growth Strategic Allocation Account that have been included in
Diversified Growth Adaptive Allocation Account’s statement of operations since May 1, 2026.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
Net investment income $ (823)
Net gain on investments 34,726
Net increase in assets resulting from operations 33,903
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of June 30, 2026:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Diversified International Account
Euro 24.5%
British Pound Sterling 14.9
Japanese Yen 13.0
New Taiwan Dollar 8.1
Canadian Dollar 7.5
Hong Kong Dollar 7.3
South Korean Won 5.8
Global Emerging Markets Account
New Taiwan Dollar 24.1%
South Korean Won 21.6
Hong Kong Dollar 13.4
Indian Rupee 12.7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended June 30, 2026, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding lending as of June 30, 2026.  Any outstanding borrowing as of June 30, 2026 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended June 30, 2026, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2026, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00% (prior to April 12, 2026, the applicable margin was 1.00% plus 0.10%). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing on the line of credit as of June 30, 2026.
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 2 4.24% $ —
Bond Market Index Account 389 4.27 8
Core Plus Bond Account 18 4.26 —
Diversified Balanced Adaptive Allocation Account 1 4.26 —
Diversified Growth Adaptive Allocation Account 3,817 4.25 80
Diversified International Account 25 4.24 1
Equity Income Account 380 4.26 8
Global Emerging Markets Account 5 4.22 —
Government & High Quality Bond Account 9 4.25 —
LargeCap Growth Account I 189 4.26 4
LargeCap S&P 500 Index Account 454 4.26 10
MidCap Account 27 4.27 1
Principal Capital Appreciation Account 47 4.26 1
Real Estate Securities Account 189 4.15 4
Short-Term Income Account 17 4.25 —
SmallCap Account 15 4.58 —
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Account $ 5 4.24% $ —
Diversified Balanced Adaptive Allocation Account 33 4.25 1
Diversified Growth Adaptive Allocation Account 207 4.26 4
Diversified International Account 85 4.26 2
Global Emerging Markets Account 55 4.30 1
MidCap Account 31 4.30 1
Real Estate Securities Account 1 4.20 —
SmallCap Account 3 4.33 —
U.S. LargeCap S&P 500 Index Buffer April Account 35 4.25 1
U.S. LargeCap S&P 500 Index Buffer January Account 29 4.24 1
U.S. LargeCap S&P 500 Index Buffer July Account 29 4.29 1
U.S. LargeCap S&P 500 Index Buffer October Account 174 4.35 4

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

During the period ended June 30, 2026, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2026 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended June 30, 2026, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Global Emerging Markets Account $ 7 4.83%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

As of June 30, 2026, deposits with counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Strategic Allocation
Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, and Principal LifeTime
Funds) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of certain of the Funds. The notional values of the futures contracts will vary in accordance with changing duration.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency Contracts and
TBA Securities)
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 8 $ 8
Government & High Quality Bond Account 92 — 92
LargeCap Growth Account I 652 — 652
SAM Balanced Portfolio 142 — 142
SAM Conservative Balanced Portfolio 104 — 104
SAM Flexible Income Portfolio 113 — 113
Short-Term Income Account 43 — 43
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of June 30, 2026, the Funds had no unfunded commitments in connection with PIPEs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2026 , the Funds had no unfunded loan commitments.
Swap Agreements. Certain of the Funds may enter into swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

swap agreements outstanding as of June 30, 2026 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Adaptive Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account, and Diversified Income
Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying
Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
As of June 30, 2026, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 96.48%
Equity Income Account 19.48
Government & High Quality Bond Account 15.05
LargeCap S&P 500 Index Account 58.07
Real Estate Securities Account 13.93
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives June 30, 2026 Liability Derivatives June 30, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 190
*
Payables, Total distributable earnings (accumulated loss)
$ 97
*
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 35
*
Payables, Total distributable earnings (accumulated loss)
$ 9
*
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 133
*
$ —
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 291
*
$ —
SAM Balanced Portfolio
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 62
*
$ —
SAM Conservative Balanced Portfolio
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 44
*
$ —
SAM Flexible Income Portfolio
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 48
*
$ —
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1
*
Payables, Total distributable earnings (accumulated loss)
$ 7
*
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts Investment in securities - at value**
$ 5,379
Payables
$ 1,521
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts Investment in securities - at value**
$ 8,802
Payables
$ 1,770
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts Investment in securities - at value**
$ 12,176
Payables
$ 3,215
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts Investment in securities - at value**
$ 9,021
Payables
$ 1,222
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions .
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Account
Credit Contracts
Swap agreements $ 7 $ —
Interest Rate Contracts
Futures contracts $ (1,077) $ 251
Total $ (1,070) $ 251
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts $ 74 $ 50
LargeCap Growth Account I
Equity Contracts
Futures contracts $ 333 $ 171
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts $ 271 $ 398
SAM Balanced Portfolio
Interest Rate Contracts
Futures contracts $ (139) $ 93
SAM Conservative Balanced Portfolio
Interest Rate Contracts
Futures contracts $ (121) $ 69
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type (for the quarter ends that such instruments were held) for the period ended June 30, 2026 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
SAM Flexible Income Portfolio
Interest Rate Contracts
Futures contracts $ (127) $ 73
Short-Term Income Account
Interest Rate Contracts
Futures contracts $ (5) $ (3)
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts
Investment transactions/Investments* $ (1,025) $ (282)
Options and swaptions $ 629 $ 284
Total $ (396) $ 2
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts
Investment transactions/Investments* $ (639) $ (1,360)
Options and swaptions $ 237 $ 663
Total $ (402) $ (697)
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts
Investment transactions/Investments* $ (1,053) $ 825
Options and swaptions $ 238 $ (466)
Total $ (815) $ 359
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts
Investment transactions/Investments* $ (631) $ (960)
Options and swaptions $ 528 $ 225
Total $ (103) $ (735)
*Investment transactions includes purchased options and/or purchased swaptions .
                    Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection $ 2,320
Interest Rate Contracts
Futures - Long 59,905
Futures - Short 8,925
Government & High Quality Bond Account
Interest Rate Contracts
Futures - Long 2,832
Futures - Short 9,755
LargeCap Growth Account I
Equity Contracts
Futures - Long 6,231
LargeCap S&P 500 Index Account
Equity Contracts
Futures - Long 20,037
SAM Balanced Portfolio
Interest Rate Contracts
Futures - Long 8,327
SAM Conservative Balanced Portfolio
Interest Rate Contracts
Futures - Long 6,419
SAM Flexible Income Portfolio
Interest Rate Contracts
Futures - Long 6,799
Short-Term Income Account
Interest Rate Contracts
Futures - Long 3,594
Futures - Short 2,149
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration
                    Contract Type Derivative Type Average Notional
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts
Purchased Options 59
Written Options 68
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts
Purchased Options 80
Written Options 98
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts
Purchased Options 112
Written Options 131
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts
Purchased Options 120
Written Options 142
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 21,731 $ — $ — $ 21,731
Investment Companies* 92 — — 92
Total investments in securities $ 21,823 $ — $ — $ 21,823
Bond Market Index Account
Bonds* — 470,197 — 470,197
Investment Companies* 22,371 — — 22,371
Municipal Bonds* — 9,016 — 9,016
U.S. Government & Government Agency Obligations* — 1,197,047 — 1,197,047
Total investments in securities $ 22,371 $ 1,676,260 $ — $ 1,698,631
Core Plus Bond Account
Bonds* — 147,602 — 147,602
Common Stocks
Consumer, Non-cyclical — 18 — 18
Investment Companies* 25,963 — — 25,963
Preferred Stocks
Consumer, Non-cyclical — 8 — 8
Senior Floating Rate Interests* — 4,690 — 4,690
U.S. Government & Government Agency Obligations* — 70,700 — 70,700
Total investments in securities $ 25,963 $ 223,018 $ — $ 248,981
Derivative Assets
Interest Rate Contracts
Futures** 190 — — 190
Derivative Liabilities
Interest Rate Contracts
Futures** (97) — — (97)
Diversified Balanced Account
Investment Companies* 467,593 — — 467,593
Total investments in securities $ 467,593 $ — $ — $ 467,593
Diversified Balanced Adaptive Allocation Account
Investment Companies* 287,019 — — 287,019
Total investments in securities $ 287,019 $ — $ — $ 287,019
Diversified Growth Account
Investment Companies* 1,730,325 — — 1,730,325
Total investments in securities $ 1,730,325 $ — $ — $ 1,730,325
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Growth Adaptive Allocation Account
Investment Companies* $ 1,598,571 $ — $ — $ 1,598,571
Total investments in securities $ 1,598,571 $ — $ — $ 1,598,571
Diversified Income Account
Investment Companies* 168,769 — — 168,769
Total investments in securities $ 168,769 $ — $ — $ 168,769
Diversified International Account
Common Stocks
Basic Materials 11,630 3,282 — 14,912
Communications 4,833 13,339 — 18,172
Consumer, Cyclical 1,341 28,766 — 30,107
Consumer, Non-cyclical 8,197 28,990 — 37,187
Energy 7,037 4,610 — 11,647
Financial 8,526 47,729 — 56,255
Industrial 1,421 33,577 — 34,998
Technology 2,201 56,978 — 59,179
Investment Companies* 3,364 — — 3,364
Preferred Stocks* 52 — — 52
Total investments in securities $ 48,602 $ 217,271 $ — $ 265,873
Equity Income Account
Common Stocks* 723,383 — — 723,383
Investment Companies* 16,489 — — 16,489
Total investments in securities $ 739,872 $ — $ — $ 739,872
Global Emerging Markets Account
Common Stocks
Basic Materials 3,079 — — 3,079
Communications 1,999 7,771 — 9,770
Consumer, Cyclical 957 6,043 — 7,000
Consumer, Non-cyclical 1,886 3,964 — 5,850
Energy 883 2,193 — 3,076
Financial 3,992 17,058 — 21,050
Industrial 507 7,543 — 8,050
Technology 1,080 36,661 — 37,741
Utilities — 150 — 150
Investment Companies* 1,523 — — 1,523
Total investments in securities $ 15,906 $ 81,383 $ — $ 97,289
Government & High Quality Bond Account
Bonds* — 24,008 — 24,008
Investment Companies* 1,049 — — 1,049
U.S. Government & Government Agency Obligations* — 83,131 — 83,131
Total investments in securities $ 1,049 $ 107,139 $ — $ 108,188
Derivative Assets
Interest Rate Contracts
Futures** 35 — — 35
Derivative Liabilities
Interest Rate Contracts
Futures** (9) — — (9)
LargeCap Growth Account I
Common Stocks
Basic Materials 441 — — 441
Communications 115,469 — — 115,469
Consumer, Cyclical 24,655 — — 24,655
Consumer, Non-cyclical 54,313 — — 54,313
Energy 3,473 — — 3,473
Financial 24,095 — — 24,095
Industrial 81,136 — — 81,136
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account I (continued)
Common Stocks (continued)
Technology $ 266,867 $ — $ 362 $ 267,229
Utilities 2,602 — — 2,602
Convertible Preferred Stocks
Basic Materials — — 75 75
Consumer, Cyclical — — 488 488
Technology — — 338 338
Investment Companies* 24,610 — — 24,610
Total investments in securities $ 597,661 $ — $ 1,263 $ 598,924
Derivative Assets
Equity Contracts
Futures** 133 — — 133
LargeCap S&P 500 Index Account
Common Stocks* 2,429,825 — — 2,429,825
Investment Companies* 40,256 — — 40,256
Total investments in securities $ 2,470,081 $ — $ — $ 2,470,081
Derivative Assets
Equity Contracts
Futures** 291 — — 291
MidCap Account
Common Stocks
Basic Materials 9,683 — — 9,683
Communications 717 — — 717
Consumer, Cyclical 118,882 — — 118,882
Consumer, Non-cyclical 35,184 — — 35,184
Financial 139,266 — — 139,266
Industrial 114,754 — — 114,754
Technology 74,227 — — 74,227
Utilities 22,660 — — 22,660
Investment Companies* 6,364 — — 6,364
Total investments in securities $ 521,737 $ — $ — $ 521,737
Principal Capital Appreciation Account
Common Stocks* 261,545 — — 261,545
Investment Companies* 3,432 — — 3,432
Total investments in securities $ 264,977 $ — $ — $ 264,977
Principal LifeTime 2020 Account
Investment Companies* 132,959 — — 132,959
Total investments in securities $ 132,959 $ — $ — $ 132,959
Principal LifeTime 2030 Account
Investment Companies* 351,132 — — 351,132
Total investments in securities $ 351,132 $ — $ — $ 351,132
Principal LifeTime 2040 Account
Investment Companies* 263,443 — — 263,443
Total investments in securities $ 263,443 $ — $ — $ 263,443
Principal LifeTime 2050 Account
Investment Companies* 113,284 — — 113,284
Total investments in securities $ 113,284 $ — $ — $ 113,284
Principal LifeTime 2060 Account
Investment Companies* 51,299 — — 51,299
Total investments in securities $ 51,299 $ — $ — $ 51,299
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Strategic Income Account
Investment Companies* $ 60,516 $ — $ — $ 60,516
Total investments in securities $ 60,516 $ — $ — $ 60,516
Real Estate Securities Account
Common Stocks* 292,444 — — 292,444
Investment Companies* 3,900 — — 3,900
Total investments in securities $ 296,344 $ — $ — $ 296,344
SAM Balanced Portfolio
Investment Companies* 565,021 — — 565,021
Total investments in securities $ 565,021 $ — $ — $ 565,021
Derivative Assets
Interest Rate Contracts
Futures** 62 — — 62
SAM Conservative Balanced Portfolio
Investment Companies* 157,079 — — 157,079
Total investments in securities $ 157,079 $ — $ — $ 157,079
Derivative Assets
Interest Rate Contracts
Futures** 44 — — 44
SAM Conservative Growth Portfolio
Investment Companies* 450,529 — — 450,529
Total investments in securities $ 450,529 $ — $ — $ 450,529
SAM Flexible Income Portfolio
Investment Companies* 111,216 — — 111,216
Total investments in securities $ 111,216 $ — $ — $ 111,216
Derivative Assets
Interest Rate Contracts
Futures** 48 — — 48
SAM Strategic Growth Portfolio
Investment Companies* 525,523 — — 525,523
Total investments in securities $ 525,523 $ — $ — $ 525,523
Short-Term Income Account
Bonds* — 121,950 — 121,950
Investment Companies* 3,195 — — 3,195
U.S. Government & Government Agency Obligations* — 15,658 — 15,658
Total investments in securities $ 3,195 $ 137,608 $ — $ 140,803
Derivative Assets
Interest Rate Contracts
Futures** 1 — — 1
Derivative Liabilities
Interest Rate Contracts
Futures** (7) — — (7)
SmallCap Account
Common Stocks* 196,298 — — 196,298
Investment Companies* 7,754 — — 7,754
Total investments in securities $ 204,052 $ — $ — $ 204,052
U.S. LargeCap S&P 500 Index Buffer April Account
Investment Companies* 29,640 — — 29,640
Purchased Options — 5,379 — 5,379
Total investments in securities $ 29,640 $ 5,379 $ — $ 35,019
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap S&P 500 Index Buffer April Account (continued)
Derivative Liabilities
Equity Contracts
Written Options $ — $ (1,521) $ — $ (1,521)
U.S. LargeCap S&P 500 Index Buffer January Account
Investment Companies* 53,764 — — 53,764
Purchased Options — 8,802 — 8,802
Total investments in securities $ 53,764 $ 8,802 $ — $ 62,566
Derivative Liabilities
Equity Contracts
Written Options — (1,770) — (1,770)
U.S. LargeCap S&P 500 Index Buffer July Account
Investment Companies* 61,275 — — 61,275
Purchased Options — 12,176 — 12,176
Total investments in securities $ 61,275 $ 12,176 $ — $ 73,451
Derivative Liabilities
Equity Contracts
Written Options — (3,215) — (3,215)
U.S. LargeCap S&P 500 Index Buffer October Account
Investment Companies* 60,539 — — 60,539
Purchased Options — 9,021 — 9,021
Total investments in securities $ 60,539 $ 9,021 $ — $ 69,560
Derivative Liabilities
Equity Contracts
Written Options — (1,222) — (1,222)
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .48 .47 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Distribution Fees. Class 2 shares of the Funds bear distribution fees. Distribution fees represent the Funds’ selling expenses. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .81% .78% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
Diversified Growth Account .05% .04%
LargeCap S&P 500 Index Account .19 .15
Net Assets of Fund (in billions)
First $3 Next $3 Over $6
Bond Market Index Account .14% .12% .10%
All Net Assets
Diversified Balanced Account .05%
Diversified Balanced Adaptive Allocation Account .12
Diversified Growth Adaptive Allocation Account .12
Diversified Income Account .05
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
Period from January 1, 2026 through June 30, 2026
Expiration
LargeCap Growth Account I .016% April 30, 2027
Period from January 1, 2026 through
June 30 , 2026
Class 2 Expiration
Blue Chip Account .90% April 30, 2027
U.S. LargeCap Buffer January Account .95 April 30, 2027
U.S. LargeCap Buffer April Account .95 April 30, 2027
U.S. LargeCap Buffer July Account .95 April 30, 2027
U.S. LargeCap Buffer October Account .95 April 30, 2027
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager primarily based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2026, Principal National Life Insurance Company (an affiliate of the Manager), Principal Life Insurance
Company (an affiliate of the Manager), and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
6. Investment Transactions
For the period ended June 30, 2026, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class 1 Class 2
Blue Chip Account N/A 1,238
Bond Market Index Account 6,259 N/A
Core Plus Bond Account 24,368 N/A
Diversified Balanced Account 2,297 28,282
Diversified Balanced Adaptive Allocation Account N/A 22,833
Diversified Growth Account N/A 93,587
Diversified Growth Adaptive Allocation Account N/A 114,784
Diversified Income Account N/A 12,284
Diversified International Account 12,748 N/A
Equity Income Account 10,294 614
Global Emerging Markets Account 3,789 N/A
Government & High Quality Bond Account 10,025 N/A
LargeCap Growth Account I 12,385 N/A
LargeCap S&P 500 Index Account 35,676 3,055
MidCap Account 7,867 387
Principal Capital Appreciation Account 2,599 403
Principal LifeTime 2020 Account 9,535 N/A
Principal LifeTime 2030 Account 23,029 N/A
Principal LifeTime 2040 Account 12,658 N/A
Principal LifeTime 2050 Account 5,412 N/A
Principal LifeTime 2060 Account 2,477 N/A
Principal LifeTime Strategic Income Account 4,876 N/A
Real Estate Securities Account 6,190 453
SAM Balanced Portfolio 22,523 2,468
SAM Conservative Balanced Portfolio 9,048 1,364
SAM Conservative Growth Portfolio 7,969 1,102
SAM Flexible Income Portfolio 6,382 1,875
SAM Strategic Growth Portfolio 7,841 984
Short-Term Income Account 50,708 N/A
SmallCap Account 8,968 273
U.S. LargeCap S&P 500 Index Buffer April Account N/A 2,603
U.S. LargeCap S&P 500 Index Buffer January Account N/A 3,337
U.S. LargeCap S&P 500 Index Buffer July Account N/A 7,297
U.S. LargeCap S&P 500 Index Buffer October Account N/A 3,531
Purchases Sales
Blue Chip Account $ 4,703 $ 6,313
Bond Market Index Account 144,880 197,617
Core Plus Bond Account 92,216 85,757
Diversified Balanced Account 24,471 90,107
Diversified Balanced Adaptive Allocation Account 61,626 104,465
Diversified Growth Account 92,207 354,898
Diversified Growth Adaptive Allocation Account 416,132 683,755
Diversified Income Account 10,898 30,438
Diversified International Account 78,096 85,290
Equity Income Account 122,891 133,472
Global Emerging Markets Account 25,119 29,072
Government & High Quality Bond Account 20,001 23,237
LargeCap Growth Account I 578,797 616,458
LargeCap S&P 500 Index Account 204,538 371,355
MidCap Account 85,031 118,341
Principal Capital Appreciation Account 80,834 86,897
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

For the period ended June 30, 2026, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
During the period ended June 30, 2026, SAM Portfolios had in-kind purchases and sales included in the purchases and sales above from a fund affiliated with the Manager as follows (amounts in thousands):
During the period ended June 30, 2026, LargeCap S&P 500 Index Account had in-kind purchases included in the purchases above from
LargeCap S&P 500 Managed Volatility Index Account totaling $110,508,000.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2026 and December 31,
2025 were as follows (amounts in thousands):
Purchases Sales
Principal LifeTime 2020 Account $ 11,238 $ 21,988
Principal LifeTime 2030 Account 47,423 44,163
Principal LifeTime 2040 Account 43,745 25,487
Principal LifeTime 2050 Account 17,982 13,893
Principal LifeTime 2060 Account 13,357 6,253
Principal LifeTime Strategic Income Account 12,814 8,429
Real Estate Securities Account 53,584 37,585
SAM Balanced Portfolio 195,197 232,857
SAM Conservative Balanced Portfolio 41,279 52,215
SAM Conservative Growth Portfolio 167,946 185,199
SAM Flexible Income Portfolio 22,325 29,439
SAM Strategic Growth Portfolio 207,927 229,971
Short-Term Income Account 36,405 20,092
SmallCap Account 57,277 68,852
U.S. LargeCap S&P 500 Index Buffer April Account 4,023 7,036
U.S. LargeCap S&P 500 Index Buffer January Account 53,452 28,412
U.S. LargeCap S&P 500 Index Buffer July Account 23,485 5,739
U.S. LargeCap S&P 500 Index Buffer October Account 1,805 55,320
Purchases Sales
Bond Market Index Account $ 142,618 $ 178,425
Core Plus Bond Account 36,055 45,697
Government & High Quality Bond Account 42,003 40,922
Short-Term Income Account 10,438 14,774
Purchases Sales
SAM Balanced Portfolio $ 47,115 $ —
SAM Conservative Balanced Portfolio 7,661 —
SAM Conservative Growth Portfolio 52,950 —
SAM Flexible Income Portfolio 2,920 —
SAM Strategic Growth Portfolio 68,661 —
Ordinary Income
Long-Term Capital
Gain*
2026 2025 2026 2025
Bond Market Index Account $ — $ 79,109 $ — $ —
Core Plus Bond Account — 8,750 — —
Diversified Balanced Account — 15,789 — 60,797
Diversified Balanced Adaptive Allocation Account — 7,883 — 12,875
Diversified Growth Account — 57,237 — 317,148
Diversified Growth Adaptive Allocation Account — 44,452 — 88,484
Diversified Income Account — 5,723 — 9,388
Diversified International Account — 6,136 — 15,690
Equity Income Account — 14,194 — 65,280
Global Emerging Markets Account — 477 — 826
Government & High Quality Bond Account — 3,876 — —
LargeCap Growth Account I — 323 — 93,213
LargeCap S&P 500 Index Account — 38,139 — 413,121
MidCap Account — 1,762 — 77,073
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2025, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2026 2025 2026 2025
Principal Capital Appreciation Account $ — $ 3,520 $ — $ 16,024
Principal LifeTime 2020 Account — 4,350 — 5,546
Principal LifeTime 2030 Account — 7,877 — 14,317
Principal LifeTime 2040 Account — 3,598 — 10,548
Principal LifeTime 2050 Account — 1,456 — 5,708
Principal LifeTime 2060 Account — 545 — 1,793
Principal LifeTime Strategic Income Account — 1,675 — 1,333
Real Estate Securities Account — 4,375 — 8,549
SAM Balanced Portfolio — 14,399 — 39,891
SAM Conservative Balanced Portfolio — 4,418 — 3,605
SAM Conservative Growth Portfolio — 6,629 — 28,850
SAM Flexible Income Portfolio — 4,088 — —
SAM Strategic Growth Portfolio — 5,886 — 34,541
Short-Term Income Account — 5,551 — —
SmallCap Account — 2,973 — 6,149
U.S. LargeCap S&P 500 Index Buffer April Account — 741 — —
U.S. LargeCap S&P 500 Index Buffer January Account — 6,592 — —
U.S. LargeCap S&P 500 Index Buffer July Account — 9,167 — —
U.S. LargeCap S&P 500 Index Buffer October Account — 511 — 4,162
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ 2,681 $ — $ 5,148 $ — $ 7,829
Bond Market Index Account 69,797 — (193,450) (102,166) — (225,819)
Core Plus Bond Account 10,212 — (30,792) (2,866) 16 (23,430)
Diversified Balanced Account 14,906 49,071 — 116,542 — 180,519
Diversified Balanced Adaptive Allocation Account 5,950 1,872 — 7,496 (64) 15,254
Diversified Growth Account 47,732 242,862 — 568,740 — 859,334
Diversified Growth Adaptive Allocation Account 34,668 21,279 — 127,151 (755) 182,343
Diversified Income Account 5,946 9,071 — 14,713 — 29,730
Diversified International Account 6,058 28,444 — 72,249 — 106,751
Equity Income Account 13,403 31,654 — 379,527 — 424,584
Global Emerging Markets Account 2,334 5,489 — 21,298 — 29,121
Government & High Quality Bond Account 4,147 — (29,661) (2,954) — (28,468)
LargeCap Growth Account I 13,093 82,554 — 173,896 — 269,543
LargeCap S&P 500 Index Account 31,374 290,073 — 1,326,009 (19) 1,647,437
MidCap Account — 87,982 — 173,043 — 261,025
Principal Capital Appreciation Account 644 17,272 — 124,527 — 142,443
Principal LifeTime 2020 Account 5,068 5,280 — 5,512 — 15,860
Principal LifeTime 2030 Account 10,921 13,002 — 25,946 — 49,869
Principal LifeTime 2040 Account 6,557 9,657 — 25,329 — 41,543
Principal LifeTime 2050 Account 2,712 4,919 — 14,113 — 21,744
Principal LifeTime 2060 Account 981 1,755 — 4,073 — 6,809
Principal LifeTime Strategic Income Account 1,955 1,507 — (4) — 3,458
Real Estate Securities Account 5,707 — (2,635) 9,030 — 12,102
SAM Balanced Portfolio 18,425 41,765 — 102,518 — 162,708
SAM Conservative Balanced Portfolio 5,358 7,794 — 18,045 — 31,197
SAM Conservative Growth Portfolio 11,083 44,437 — 91,250 — 146,770
SAM Flexible Income Portfolio 3,607 — (1,019) 6,764 — 9,352
SAM Strategic Growth Portfolio 8,277 46,770 — 113,742 — 168,789
Short-Term Income Account 5,197 — (2,225) 362 — 3,334
SmallCap Account 471 11,881 — 44,762 — 57,114
U.S. LargeCap S&P 500 Index Buffer April Account 1,127 — — 6,691 (448) 7,370
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2025, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2025, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2025 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2025, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
U.S. LargeCap S&P 500 Index Buffer January Account $ 5,156 $ — $ — $ 2,739 $ (929) $ 6,966
U.S. LargeCap S&P 500 Index Buffer July Account 7,143 — — 3,444 — 10,587
U.S. LargeCap S&P 500 Index Buffer October Account 5,169 — — 6,637 (1,506) 10,300
Short-Term Long-Term Total
Bond Market Index Account $ 31,657 $ 161,793 $ 193,450
Core Plus Bond Account 8,419 22,373 30,792
Government & High Quality Bond Account 8,391 21,270 29,661
Real Estate Securities Account 2,635 — 2,635
SAM Flexible Income Portfolio 1,019 — 1,019
Short-Term Income Account 1,158 1,067 2,225
Short-Term
Utilized
Long-Term
Utilized
Blue Chip Account $ 127 $ —
Bond Market Index Account 1,551 —
Core Plus Bond Account 261 —
Government & High Quality Bond Account 249 —
SAM Flexible Income Portfolio 719 2,336
Short-Term Income Account 76 —
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ (59) $ 59
Diversified Balanced Account (19,468) 19,468
Diversified Growth Account (109,815) 109,815
Diversified Income Account (3,875) 3,875
Diversified International Account (4,983) 4,983
Equity Income Account (12,820) 12,820
Global Emerging Markets Account (678) 678
LargeCap Growth Account I (19,260) 19,260
LargeCap S&P 500 Index Account (115,704) 115,704
MidCap Account (18,867) 18,867
Principal Capital Appreciation Account (2,515) 2,515
Principal LifeTime 2020 Account (1,699) 1,699
Principal LifeTime 2030 Account (2,812) 2,812
Principal LifeTime 2040 Account (1,171) 1,171
Principal LifeTime 2050 Account (790) 790
Principal LifeTime 2060 Account (346) 346
SAM Balanced Portfolio (9,321) 9,321
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

Federal Income Tax Basis. As of June 30, 2026, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SAM Conservative Balanced Portfolio $ (1,809) $ 1,809
SAM Conservative Growth Portfolio (4,495) 4,495
SAM Strategic Growth Portfolio (4,523) 4,523
SmallCap Account (1,405) 1,405
U.S. LargeCap S&P 500 Index Buffer April Account (1,108) 1,108
U.S. LargeCap S&P 500 Index Buffer January Account (699) 699
U.S. LargeCap S&P 500 Index Buffer July Account 2,077 (2,077)
U.S. LargeCap S&P 500 Index Buffer October Account (132) 132
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 3,996 $ (1,166) $ 2,830 $ 18,993
Bond Market Index Account 5,799 (117,976) (112,177) 1,810,808
Core Plus Bond Account 1,986 (6,863) (4,877) 253,951
Diversified Balanced Account 150,304 (20,927) 129,377 338,216
Diversified Balanced Adaptive Allocation Account 32,027 (17,178) 14,849 272,170
Diversified Growth Account 699,685 (69,966) 629,719 1,100,606
Diversified Growth Adaptive Allocation Account 248,662 (57,079) 191,583 1,406,988
Diversified Income Account 33,347 (13,492) 19,855 148,914
Diversified International Account 83,037 (13,999) 69,038 196,835
Equity Income Account 395,883 (10,113) 385,770 354,102
Global Emerging Markets Account 38,894 (4,851) 34,043 63,246
Government & High Quality Bond Account 1,343 (5,290) (3,947) 112,161
LargeCap Growth Account I 109,740 (14,996) 94,744 504,313
LargeCap S&P 500 Index Account 1,430,009 (74,610) 1,355,399 1,114,973
MidCap Account 144,824 (40,408) 104,416 417,321
Principal Capital Appreciation Account 139,084 (4,835) 134,249 130,728
Principal LifeTime 2020 Account 18,382 (9,155) 9,227 123,732
Principal LifeTime 2030 Account 54,118 (13,005) 41,113 310,019
Principal LifeTime 2040 Account 45,018 (3,905) 41,113 222,330
Principal LifeTime 2050 Account 23,632 (936) 22,696 90,588
Principal LifeTime 2060 Account 8,267 (435) 7,832 43,467
Principal LifeTime Strategic Income Account 5,692 (4,163) 1,529 58,987
Real Estate Securities Account 51,461 (14,522) 36,939 259,405
SAM Balanced Portfolio 123,876 (6,182) 117,694 447,389
SAM Conservative Balanced Portfolio 25,657 (4,081) 21,576 135,547
SAM Conservative Growth Portfolio 115,102 (3,552) 111,550 338,979
SAM Flexible Income Portfolio 11,537 (4,114) 7,423 103,841
SAM Strategic Growth Portfolio 142,816 (3,144) 139,672 385,851
Short-Term Income Account 539 (1,316) (777) 141,574
SmallCap Account 65,461 (11,398) 54,063 149,989
U.S. LargeCap S&P 500 Index Buffer April Account 9,003 (1,444) 7,559 25,939
U.S. LargeCap S&P 500 Index Buffer January Account 6,268 (2,462) 3,806 56,990
U.S. LargeCap S&P 500 Index Buffer July Account 6,376 303 6,679 63,557
U.S. LargeCap S&P 500 Index Buffer October Account 8,644 (3,190) 5,454 62,884
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .42 % Shares Held Value (000's)
Money Market Funds - 0 .42%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
92,015 $ 92
TOTAL INVESTMENT COMPANIES $ 92
COMMON STOCKS - 99 .46 % Shares Held Value (000's)
Aerospace & Defense - 8 .60%
General Electric Co 940 $ 351
HEICO Corp - Class A 1,776 458
TransDigm Group Inc 804 1,071
$ 1,880
Building Materials - 0 .38%
Vulcan Materials Co 278 82
Chemicals - 0 .48%
Linde PLC 203 105
Commercial Services - 2 .06%
Moody's Corp 632 286
S&P Global Inc 399 163
$ 449
Diversified Financial Services - 10 .78%
Brookfield Asset Management Ltd 823 37
Charles Schwab Corp/The 1,719 158
Mastercard Inc 2,104 1,081
Visa Inc 3,144 1,079
$ 2,355
Electronics - 1 .84%
Amphenol Corp 2,280 402
Entertainment - 0 .56%
Live Nation Entertainment Inc
(c)
663 122
Healthcare - Products - 4 .28%
Danaher Corp 3,906 744
IDEXX Laboratories Inc
(c)
153 80
Intuitive Surgical Inc
(c)
281 112
$ 936
Insurance - 0 .80%
Arthur J Gallagher & Co 756 174
Internet - 27 .56%
Airbnb Inc
(c)
728 104
Alphabet Inc - A Shares 1,907 682
Alphabet Inc - C Shares 2,998 1,059
Amazon.com Inc
(c)
9,397 2,240
DoorDash Inc - Class A
(c)
876 162
Meta Platforms Inc 1,708 962
Netflix Inc
(c)
7,761 554
Uber Technologies Inc
(c)
3,594 259
$ 6,022
Lodging - 0 .67%
Hilton Worldwide Holdings Inc 446 147
Private Equity - 9 .82%
Brookfield Corp 36,866 1,570
KKR & Co Inc 6,263 575
$ 2,145
Retail - 0 .91%
Costco Wholesale Corp 115 108
O'Reilly Automotive Inc
(c)
991 91
$ 199
Semiconductors - 15 .30%
Broadcom Inc 2,775 1,048
NVIDIA Corp 11,469 2,295
$ 3,343
Software - 15 .42%
Cadence Design Systems Inc
(c)
1,842 691
Constellation Software Inc/Canada 103 194
Microsoft Corp 6,009 2,242
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(c)
1,367 $ 243
$ 3,370
TOTAL COMMON STOCKS $ 21,731
Total Investments $ 21,823
Other Assets and Liabilities -  0.12% 26
TOTAL NET ASSETS - 100.00% $ 21,849
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 98 $ 2,948 $ 2,954 $ 92
$ 98 $ 2,948 $ 2,954 $ 92
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .32 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares iBoxx USD Investment Grade Corporate
Bond ETF
(a)
25,000 $ 2,727
Money Market Funds - 1 .16%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(b),(c)
666,895 667
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c),(d)
18,977,438 18,977
$ 19,644
TOTAL INVESTMENT COMPANIES $ 22,371
BONDS - 27 .73%
Principal
Amount (000's) Value (000's)
Advertising - 0 .02%
Omnicom Group Inc
2.45%, 04/30/2030
(a)
$ 160 $ 147
2.60%, 08/01/2031 295 265
$ 412
Aerospace & Defense - 0 .47%
Boeing Co/The
2.95%, 02/01/2030 170 160
3.25%, 02/01/2028 150 147
3.25%, 02/01/2035 170 147
3.63%, 02/01/2031 175 166
3.75%, 02/01/2050 115 84
3.95%, 08/01/2059 315 225
5.15%, 05/01/2030 310 314
5.71%, 05/01/2040 155 158
5.81%, 05/01/2050 355 351
5.88%, 02/15/2040 154 158
6.30%, 05/01/2029 150 156
6.53%, 05/01/2034 60 65
6.86%, 05/01/2054 230 258
General Dynamics Corp
3.75%, 05/15/2028 150 149
4.25%, 04/01/2040 160 144
4.95%, 08/15/2035 40 40
General Electric Co
4.90%, 01/29/2036 210 210
Honeywell Aerospace Inc
4.00%, 03/16/2029
(e)
185 182
4.30%, 03/16/2031
(e)
185 182
4.95%, 03/16/2036
(e)
155 153
5.62%, 03/16/2046
(e)
80 80
5.73%, 03/16/2056
(e)
145 145
L3Harris Technologies Inc
1.80%, 01/15/2031 90 79
2.90%, 12/15/2029 60 57
5.05%, 06/01/2029 150 152
5.40%, 07/31/2033 150 153
5.50%, 08/15/2054 140 136
5.60%, 07/31/2053 55 54
Lockheed Martin Corp
1.85%, 06/15/2030 55 50
3.80%, 03/01/2045 100 80
3.90%, 06/15/2032 100 97
4.07%, 12/15/2042 47 40
4.09%, 09/15/2052 99 78
4.15%, 08/15/2028 100 100
4.15%, 06/15/2053 100 79
4.50%, 02/15/2029 75 75
4.70%, 12/15/2031 130 131
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 75 74
5.00%, 08/15/2035 100 100
5.10%, 11/15/2027 75 76
5.20%, 02/15/2055
(a)
130 122
5.20%, 02/15/2064 155 142
5.25%, 01/15/2033 75 78
5.70%, 11/15/2054 75 75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp
3.85%, 04/15/2045 $ 250 $ 198
4.03%, 10/15/2047 150 119
4.65%, 07/15/2030 105 105
4.70%, 03/15/2033 150 149
4.90%, 06/01/2034 80 80
4.95%, 03/15/2053 115 103
RTX Corp
1.90%, 09/01/2031 85 74
2.25%, 07/01/2030 160 146
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 121
4.13%, 11/16/2028 220 218
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 190 170
4.63%, 11/16/2048 105 91
5.38%, 02/27/2053 85 81
5.75%, 01/15/2029 150 155
6.10%, 03/15/2034 90 97
6.40%, 03/15/2054 185 203
$ 7,923
Agriculture - 0 .33%
Altria Group Inc
3.40%, 05/06/2030 175 167
3.70%, 02/04/2051 190 132
3.88%, 09/16/2046 60 44
4.00%, 02/04/2061 190 132
4.80%, 02/14/2029 63 63
4.88%, 02/04/2028 125 126
5.25%, 08/06/2035 105 105
5.80%, 02/14/2039 180 183
Archer-Daniels-Midland Co
2.90%, 03/01/2032 195 177
4.50%, 08/15/2033 125 123
BAT Capital Corp
2.26%, 03/25/2028 170 164
2.73%, 03/25/2031 170 155
3.46%, 09/06/2029 120 116
3.56%, 08/15/2027 211 209
3.98%, 09/25/2050 170 125
4.54%, 08/15/2047 150 124
5.63%, 08/15/2035 125 129
5.83%, 02/20/2031 115 120
6.42%, 08/02/2033 155 168
7.08%, 08/02/2043 155 173
7.08%, 08/02/2053 75 85
BAT International Finance PLC
5.93%, 02/02/2029 155 160
Bunge Ltd Finance Corp
2.75%, 05/14/2031 100 91
5.15%, 08/04/2035 100 99
5.15%, 03/19/2036 90 89
Philip Morris International Inc
1.75%, 11/01/2030 175 155
4.13%, 04/28/2028 110 109
4.13%, 03/04/2043 150 126
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 53
4.50%, 03/20/2042 100 88
4.63%, 11/01/2029 135 135
4.88%, 02/15/2028 150 151
4.88%, 02/13/2029 155 156
4.88%, 11/15/2043 35 32
4.90%, 11/01/2034 135 134
5.13%, 11/17/2027 130 131
5.25%, 02/13/2034 155 158
5.38%, 02/15/2033 150 154

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.50%, 09/07/2030 $ 155 $ 160
5.63%, 11/17/2029 130 134
5.75%, 11/17/2032 130 136
Reynolds American Inc
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 265 261
$ 5,583
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 115 108
American Airlines 2026-1 Class A Pass Through
Trust
5.25%, 05/10/2040 85 84
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 205 198
Delta Air Lines Inc
4.95%, 07/10/2028 105 105
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 56 52
$ 547
Apparel - 0 .03%
NIKE Inc
3.25%, 03/27/2040 160 127
3.38%, 11/01/2046 350 254
3.63%, 05/01/2043 200 157
$ 538
Automobile Manufacturers - 0 .58%
American Honda Finance Corp
2.25%, 01/12/2029 100 94
4.50%, 09/04/2030 105 103
4.55%, 03/03/2028 120 120
4.60%, 04/17/2030 150 149
4.70%, 01/12/2028 150 150
4.90%, 01/10/2034 80 78
5.05%, 07/10/2031 145 146
5.15%, 07/09/2032 105 105
5.65%, 11/15/2028 150 153
5.85%, 10/04/2030 115 119
Ford Motor Co
6.10%, 08/19/2032 225 229
Ford Motor Credit Co LLC
5.30%, 09/06/2029 275 274
5.80%, 03/08/2029 300 303
5.88%, 11/07/2029 200 202
5.92%, 03/20/2028 200 202
6.05%, 03/05/2031 305 310
6.05%, 11/05/2031 200 202
6.50%, 02/07/2035 200 205
6.80%, 11/07/2028 300 310
7.12%, 11/07/2033 300 319
7.35%, 11/04/2027 225 231
General Motors Co
5.00%, 10/01/2028 200 201
5.00%, 04/01/2035 100 98
5.35%, 04/15/2028 105 106
5.40%, 04/01/2048 180 162
6.25%, 04/15/2035 105 110
6.75%, 04/01/2046 25 26
General Motors Financial Co Inc
2.35%, 01/08/2031 190 170
2.40%, 04/10/2028 190 183
2.40%, 10/15/2028 175 166
2.70%, 06/10/2031 190 171
4.90%, 10/06/2029 135 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
5.35%, 07/15/2027 $ 150 $ 151
5.35%, 01/07/2030 130 132
5.45%, 07/15/2030 105 107
5.45%, 09/06/2034 135 135
5.55%, 07/15/2029 150 153
5.60%, 06/18/2031 150 154
5.80%, 01/07/2029 150 154
5.90%, 01/07/2035
(a)
130 134
6.00%, 01/09/2028 150 153
6.15%, 07/15/2035 105 109
6.40%, 01/09/2033 150 159
Honda Motor Co Ltd
4.44%, 07/08/2028 105 105
5.34%, 07/08/2035 105 105
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 145
PACCAR Financial Corp
4.30%, 06/18/2029 80 80
4.45%, 08/06/2027 140 141
4.60%, 01/31/2029 150 151
Toyota Motor Corp
5.05%, 06/30/2035 105 106
5.12%, 07/13/2028 150 152
Toyota Motor Credit Corp
1.15%, 08/13/2027 80 77
1.65%, 01/10/2031 190 167
4.05%, 09/05/2028 105 104
4.35%, 10/08/2027 135 135
4.45%, 06/29/2029 155 155
4.55%, 09/20/2027 95 95
4.55%, 05/17/2030 145 145
4.60%, 10/10/2031 95 95
4.63%, 01/12/2028 150 151
4.80%, 05/15/2030 105 106
4.80%, 01/05/2034 100 99
4.80%, 01/11/2036
(a)
95 93
4.95%, 01/09/2030 130 132
5.10%, 03/21/2031 150 152
$ 9,764
Banks - 5 .42%
Banco Santander SA
2.75%, 12/03/2030 200 181
3.22%, 11/22/2032
(f)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 190
5.29%, 08/18/2027 200 201
5.44%, 07/15/2031 200 205
5.57%, 01/17/2030 200 205
5.59%, 08/08/2028 400 407
6.94%, 11/07/2033 200 223
Bank of America Corp
1.90%, 07/23/2031
(f)
195 174
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
170 151
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 181
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
230 203
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
385 336
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
320 296
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.57%, 10/20/2032
(f)
$ 130 $ 116
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
205 186
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
335 243
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
225 141
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
240 217
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
190 123
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 320
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 40
3.31%, 04/22/2042
(f)
380 295
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
371 365
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(f)
190 135
Secured Overnight Financing Rate + 1.65%
3.59%, 07/21/2028
(f)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.97%, 02/07/2030
(f)
250 245
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 234
4.27%, 07/23/2029
(f)
180 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
310 256
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.46%, 02/06/2032
(f)
190 187
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(f)
290 284
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(f)
105 105
Secured Overnight Financing Rate + 1.11%
4.70%, 04/23/2032
(f)
175 174
Secured Overnight Financing Rate + 1.04%
4.98%, 01/24/2029
(f)
180 181
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(f)
340 341
Secured Overnight Financing Rate + 2.16%
5.05%, 02/06/2037
(f)
90 89
Secured Overnight Financing Rate + 1.13%
5.16%, 01/24/2031
(f)
180 182
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(f)
295 298
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
295 299
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
210 211
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(f)
215 219
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(f)
185 189
Secured Overnight Financing Rate + 1.65%
5.49%, 04/23/2037
(f)
165 164
Secured Overnight Financing Rate + 1.57%
5.51%, 01/24/2036
(f)
255 260
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.52%, 10/25/2035
(f)
$ 215 $ 216
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(f)
155 159
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
305 319
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 113 117
6.11%, 01/29/2037 200 211
7.75%, 05/14/2038 250 299
Bank of America NA
6.00%, 10/15/2036 250 264
Bank of Montreal
3.09%, 01/10/2037
(f)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(f)
100 98
Secured Overnight Financing Rate + 1.08%
4.44%, 01/14/2032
(f)
95 93
Secured Overnight Financing Rate + 0.97%
4.55%, 06/02/2029
(a),(f)
80 80
Secured Overnight Financing Rate + 0.63%
4.64%, 09/10/2030
(f)
125 125
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 105
4.88%, 06/02/2032
(f)
80 80
Secured Overnight Financing Rate + 0.96%
5.72%, 09/25/2028 150 154
Bank of New York Mellon Corp/The
4.03%, 01/22/2030
(f)
95 94
Secured Overnight Financing Rate + 0.63%
4.54%, 02/01/2029
(f)
110 110
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
145 146
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(f)
125 126
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(f)
110 110
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
145 147
Secured Overnight Financing Rate + 1.23%
5.09%, 04/23/2037
(f)
85 84
Secured Overnight Financing Rate + 1.18%
5.19%, 03/14/2035
(f)
195 197
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(f)
50 51
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(f)
150 158
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
145 150
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
4.04%, 09/15/2028
(f)
125 124
Secured Overnight Financing Rate + 0.76%
4.25%, 02/02/2030
(f)
190 188
Secured Overnight Financing Rate + 0.73%
4.58%, 06/05/2029
(f)
170 169
Secured Overnight Financing Rate + 0.66%
4.74%, 11/10/2032
(f)
135 134
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 120 121
Barclays PLC
2.65%, 06/24/2031
(f)
320 293
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
4.52%, 02/24/2032
(f)
$ 200 $ 195
Secured Overnight Financing Rate + 1.14%
4.84%, 09/10/2028
(f)
200 200
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(f)
210 211
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(f)
200 201
Secured Overnight Financing Rate + 0.96%
5.59%, 06/26/2037
(f)
200 200
Secured Overnight Financing Rate + 1.51%
5.69%, 03/12/2030
(f)
300 306
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(f)
200 204
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(f)
295 310
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(f)
305 329
Secured Overnight Financing Rate + 2.62%
Canadian Imperial Bank of Commerce
4.28%, 01/29/2030
(f)
95 94
Secured Overnight Financing Rate + 0.79%
4.58%, 09/08/2031
(a),(f)
100 99
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(f)
135 134
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 145 146
5.05%, 06/16/2032
(f)
85 85
Secured Overnight Financing Rate + 1.01%
5.26%, 04/08/2029 150 152
5.99%, 10/03/2028 150 154
Citibank NA
5.57%, 04/30/2034 300 311
5.80%, 09/29/2028 250 257
Citigroup Inc
2.57%, 06/03/2031
(f)
320 294
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 292
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
157 114
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 146
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
185 168
Secured Overnight Financing Rate + 1.35%
3.67%, 07/24/2028
(f)
325 322
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(f)
195 183
Secured Overnight Financing Rate + 1.94%
4.07%, 04/23/2029
(f)
240 238
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.45%, 09/29/2027 20 20
4.50%, 09/11/2031
(f)
135 133
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(f)
270 268
Secured Overnight Financing Rate + 1.34%
4.65%, 07/30/2045 222 196
4.91%, 05/24/2033
(f)
230 229
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(f)
215 216
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(f)
310 313
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(f)
210 209
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 25 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
5.33%, 03/27/2036
(f)
$ 290 $ 292
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(f)
135 133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(f)
125 122
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(f)
155 158
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 198 205
6.02%, 01/24/2036
(f)
230 237
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(f)
295 308
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
155 165
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 122
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 165
Cooperatieve Rabobank UA
5.25%, 05/24/2041 135 133
5.25%, 08/04/2045 250 231
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 307
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(f)
150 149
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(f)
275 276
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(f)
150 152
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 150 152
5.37%, 01/10/2029
(f)
190 192
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(f)
150 155
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
305 329
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
5.14%, 01/29/2037
(f)
95 93
Secured Overnight Financing Rate + 1.24%
5.63%, 01/29/2032
(f)
150 154
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
225 233
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(f)
245 216
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 252
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 210 195
2.62%, 04/22/2032
(f)
190 171
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(f)
195 174
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
185 134
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
195 177
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
190 144
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
190 145
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(f)
315 310
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
4.15%, 01/21/2029
(f)
$ 190 $ 188
Secured Overnight Financing Rate + 0.71%
4.15%, 10/21/2029
(f)
100 99
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(f)
215 213
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(f)
200 196
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(f)
180 163
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
280 280
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(f)
95 93
Secured Overnight Financing Rate + 0.96%
4.69%, 10/23/2030
(f)
265 264
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 22
4.94%, 10/21/2036
(f)
100 97
Secured Overnight Financing Rate + 1.33%
4.97%, 06/03/2032
(f)
170 170
Secured Overnight Financing Rate + 1.03%
5.02%, 10/23/2035
(f)
265 260
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
315 317
Secured Overnight Financing Rate + 1.21%
5.07%, 01/21/2037
(f)
145 142
Secured Overnight Financing Rate + 1.19%
5.15%, 05/22/2045 310 283
5.21%, 01/28/2031
(f)
240 243
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(f)
250 251
Secured Overnight Financing Rate + 1.55%
5.43%, 06/03/2037
(f)
140 140
Secured Overnight Financing Rate + 1.31%
5.54%, 01/28/2036
(f)
190 193
Secured Overnight Financing Rate + 1.38%
5.54%, 01/21/2047
(f)
145 140
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(f)
270 262
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(f)
265 272
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(f)
120 118
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(f)
180 187
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(f)
295 306
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
145 157
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 405 442
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
335 325
Secured Overnight Financing Rate + 1.73%
2.85%, 06/04/2031
(f)
200 185
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
200 180
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(f)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.58%, 06/19/2029
(f)
365 364
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
5.28%, 03/10/2037
(f)
$ 200 $ 198
Secured Overnight Financing Rate + 1.55%
5.29%, 11/19/2030
(f)
270 273
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(f)
335 339
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
310 316
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(f)
310 318
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
300 309
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(f)
200 201
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(f)
215 222
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(f)
270 276
Secured Overnight Financing Rate + 1.90%
6.10%, 01/14/2042 89 95
6.16%, 03/09/2029
(f)
200 205
Secured Overnight Financing Rate + 1.97%
6.33%, 03/09/2044
(f)
215 230
Secured Overnight Financing Rate + 2.65%
6.55%, 06/20/2034
(f)
295 313
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
305 316
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 102
5.27%, 01/15/2031
(f)
135 137
Secured Overnight Financing Rate + 1.28%
5.61%, 01/28/2041
(f)
95 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Huntington National Bank/The
5.65%, 01/10/2030 305 314
ING Groep NV
2.73%, 04/01/2032
(f)
200 182
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(f)
250 251
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
300 305
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
230 243
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.95%, 02/04/2032
(f)
190 167
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
295 281
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(f)
190 175
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 128
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
195 173
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
190 171
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
260 244
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.96%, 05/13/2031
(f)
175 163
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
3.11%, 04/22/2041
(f)
$ 190 $ 147
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
105 70
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
190 132
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(f)
200 177
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
400 315
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
270 267
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(f)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(f)
150 149
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.25%, 10/22/2031
(f)
200 196
Secured Overnight Financing Rate + 0.93%
4.35%, 01/22/2032
(f)
190 186
Secured Overnight Financing Rate + 0.84%
4.51%, 10/22/2028
(f)
200 200
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(f)
200 199
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
195 192
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(f)
170 169
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(f)
175 170
Secured Overnight Financing Rate + 1.19%
4.85%, 07/25/2028
(f)
70 70
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 18
4.90%, 01/22/2037
(f)
95 93
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(f)
340 340
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
255 252
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 55 51
4.98%, 07/22/2028
(f)
135 136
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
145 146
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
185 186
Secured Overnight Financing Rate + 1.31%
5.10%, 04/22/2031
(f)
240 243
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(f)
195 197
Secured Overnight Financing Rate + 1.01%
5.19%, 02/05/2037
(f)
95 93
Secured Overnight Financing Rate + 1.30%
5.29%, 07/22/2035
(f)
215 217
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
150 152
Secured Overnight Financing Rate + 1.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.34%, 01/23/2035
(f)
$ 215 $ 218
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
250 254
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(f)
205 210
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(f)
135 134
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2036
(f)
115 118
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(f)
200 204
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(f)
100 102
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 154 157
5.63%, 08/16/2043 180 182
5.72%, 09/14/2033
(f)
160 165
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
195 203
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(f)
295 304
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
295 316
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 302
Keybank National Association
5.85%, 11/15/2027 250 254
KeyCorp
2.55%, 10/01/2029 310 290
5.31%, 01/28/2037
(f)
95 94
Secured Overnight Financing Rate + 1.37%
Korea Development Bank/The
3.75%, 09/16/2030 200 195
4.00%, 01/28/2031 200 197
4.38%, 02/15/2028 305 305
5.63%, 10/23/2033 200 213
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
205 133
0.00%, 06/29/2037
(g)
200 122
2.88%, 04/03/2028 150 147
3.50%, 08/27/2027 150 149
3.50%, 08/09/2028 210 207
3.50%, 05/15/2029 185 182
3.75%, 02/15/2028 225 224
3.75%, 07/15/2030 135 133
3.75%, 03/14/2031 190 186
3.88%, 05/15/2028 250 249
3.88%, 06/15/2028 180 179
4.00%, 03/15/2029 90 90
4.13%, 07/22/2031 250 249
4.13%, 07/15/2033 300 296
4.38%, 02/28/2034 170 170
4.63%, 03/18/2030 90 91
4.75%, 10/29/2030 150 153
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 155 135
3.63%, 10/08/2030
(a)
105 103
3.88%, 09/28/2027 100 100
3.88%, 06/14/2028 120 119
4.13%, 05/28/2030 225 224
4.13%, 06/03/2031 85 85
4.63%, 04/17/2029 150 152

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
4.82%, 06/13/2029
(f)
$ 200 $ 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
5.09%, 11/26/2028
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 188
5.67%, 02/10/2047
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.82%
5.68%, 01/05/2035
(f)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
M&T Bank Corp
5.18%, 07/08/2031
(f)
105 106
Secured Overnight Financing Rate + 1.40%
5.30%, 04/18/2036
(f)
85 84
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.38%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 250 225
2.56%, 02/25/2030 200 185
3.20%, 07/18/2029 200 191
4.32%, 04/19/2033
(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.53%, 09/12/2031
(a),(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.33%, 04/21/2037
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.02%
5.35%, 09/13/2028
(f)
325 328
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(f)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.57%, 01/16/2036
(f)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.34%, 07/13/2037
(f),(h)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.97%
5.41%, 09/13/2028
(f)
325 328
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
295 303
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc (continued)
5.74%, 05/27/2031
(f)
$ 305 $ 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
300 311
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.79%, 02/13/2032
(f)
355 309
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 91
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
190 167
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(f)
265 230
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
180 159
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(f)
120 75
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
140 126
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(f)
190 145
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 30
3 Month USD LIBOR + 1.34%
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.13%, 10/18/2029
(f)
100 99
Secured Overnight Financing Rate + 0.91%
4.24%, 01/09/2030
(f)
190 188
Secured Overnight Financing Rate + 0.80%
4.30%, 01/27/2045 50 42
4.36%, 10/22/2031
(f)
100 98
Secured Overnight Financing Rate + 1.07%
4.38%, 01/22/2047 30 25
4.56%, 04/10/2030
(f)
85 84
Secured Overnight Financing Rate + 0.96%
4.65%, 10/18/2030
(f)
170 169
Secured Overnight Financing Rate + 1.10%
4.81%, 04/16/2032
(f)
140 139
Secured Overnight Financing Rate + 1.18%
4.89%, 07/20/2033
(f)
225 223
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(f)
195 189
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(f)
140 141
Secured Overnight Financing Rate + 1.22%
5.07%, 01/30/2037
(f)
190 186
Secured Overnight Financing Rate + 1.18%
5.12%, 02/01/2029
(f)
175 176
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
150 151
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
230 232
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(f)
230 232
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(f)
205 207
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(f)
295 297
Secured Overnight Financing Rate + 1.87%
5.30%, 04/10/2037
(f)
175 174
Secured Overnight Financing Rate + 1.41%
5.31%, 01/18/2041
(f)
70 68
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.32%, 07/19/2035
(f)
$ 290 $ 291
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
150 152
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
150 152
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
155 157
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
170 164
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(f)
200 204
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(f)
200 196
Secured Overnight Financing Rate + 4.84%
5.66%, 04/18/2030
(f)
300 306
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(f)
185 190
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(f)
90 93
Secured Overnight Financing Rate + 1.58%
5.90%, 03/13/2047
(f)
185 187
Secured Overnight Financing Rate + 1.78%
5.95%, 01/19/2038
(f)
150 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(f)
145 148
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
150 160
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 195 212
6.41%, 11/01/2029
(f)
200 207
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
185 201
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.79%, 05/10/2030
(f)
250 250
Secured Overnight Financing Rate + 0.97%
4.97%, 07/14/2028
(f)
285 286
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(f)
290 292
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.21%, 02/08/2030
(f)
250 247
Secured Overnight Financing Rate + 0.76%
4.47%, 11/19/2031
(f)
250 246
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(f)
250 249
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
3.85%, 12/13/2028 250 247
4.53%, 06/13/2030 300 301
NatWest Group PLC
4.89%, 05/18/2029
(f)
200 201
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 403
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 124
3.75%, 09/05/2029 150 148
3.75%, 09/10/2030 105 103
4.00%, 05/28/2028 110 110
4.13%, 05/29/2029 165 165
4.25%, 03/01/2028 150 150
4.50%, 01/24/2030 130 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Bank NA
2.70%, 10/22/2029 $ 250 $ 235
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
150 134
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 149
4.08%, 01/26/2029
(f)
95 94
Secured Overnight Financing Rate + 0.61%
4.62%, 10/26/2029
(f)
80 80
Secured Overnight Financing Rate + 0.68%
4.63%, 06/06/2033
(f)
105 102
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(f)
105 106
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(f)
155 158
Secured Overnight Financing Rate + 1.07%
5.35%, 12/02/2028
(f)
105 106
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(f)
80 81
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(f)
315 319
Secured Overnight Financing Rate + 1.60%
5.42%, 01/25/2041
(f)
95 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.68%, 01/22/2035
(f)
75 77
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
305 321
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.88%, 05/04/2032 225 215
4.50%, 08/06/2029
(f)
100 100
Secured Overnight Financing Rate + 0.89%
4.65%, 10/18/2030
(f)
200 200
Secured Overnight Financing Rate + 1.08%
4.95%, 02/01/2029 130 132
4.97%, 01/24/2029
(f)
190 191
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(f)
235 237
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 145 146
5.15%, 02/04/2031
(f)
190 192
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 150 153
Santander Holdings USA Inc
5.04%, 06/05/2030
(f)
80 80
Secured Overnight Financing Rate + 1.10%
5.35%, 09/06/2030
(f)
135 136
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(f)
120 121
Secured Overnight Financing Rate + 1.61%
5.70%, 06/05/2037
(f)
80 80
Secured Overnight Financing Rate + 1.60%
Santander UK Group Holdings PLC
4.32%, 09/22/2029
(f)
205 203
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 03/03/2031 70 63
4.42%, 05/13/2033
(f)
185 181
Secured Overnight Financing Rate + 1.61%
4.54%, 02/28/2028 60 60
4.68%, 10/22/2032
(f)
70 70
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(f)
55 53
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(f)
65 64
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 230 232

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp (continued)
5.15%, 02/28/2036
(f)
$ 125 $ 125
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(f)
150 154
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 200 189
2.13%, 07/08/2030 265 239
2.14%, 09/23/2030 170 152
3.04%, 07/16/2029 200 190
3.36%, 07/12/2027
(a)
200 198
4.93%, 07/07/2032
(f),(h)
200 199
Secured Overnight Financing Rate + 1.05%
5.42%, 07/09/2031 225 230
5.63%, 01/15/2035 200 206
5.77%, 01/13/2033 200 208
5.80%, 07/13/2028 300 307
5.80%, 07/08/2046
(f)
105 103
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 230 240
6.18%, 07/13/2043 150 159
Toronto-Dominion Bank/The
3.20%, 03/10/2032 100 92
4.46%, 06/08/2032 175 172
4.57%, 06/02/2028 215 215
4.69%, 09/15/2027 140 140
4.78%, 12/17/2029 80 81
4.81%, 06/03/2030 100 100
4.87%, 04/22/2033 85 84
4.93%, 10/15/2035 100 98
4.99%, 04/05/2029 155 157
5.30%, 01/30/2032 130 133
5.52%, 07/17/2028 150 153
Truist Financial Corp
1.13%, 08/03/2027 215 208
1.89%, 06/07/2029
(f)
175 166
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 115 104
4.68%, 04/23/2032
(f)
85 84
Secured Overnight Financing Rate + 1.09%
4.87%, 01/26/2029
(f)
150 151
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(f)
195 190
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(f)
105 106
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(f)
150 150
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
140 141
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
75 76
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
60 62
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
150 156
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.68%, 11/29/2030
(f)
250 250
Secured Overnight Financing Rate + 0.74%
UBS Group AG
4.88%, 05/15/2045 250 227
US Bancorp
2.49%, 11/03/2036
(f)
175 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 150 143
4.48%, 01/26/2032
(f)
140 138
Secured Overnight Financing Rate + 0.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
4.65%, 02/01/2029
(f)
$ 130 $ 130
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
130 128
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(f)
255 257
Secured Overnight Financing Rate + 1.06%
5.38%, 01/23/2030
(f)
60 61
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
45 46
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(f)
175 182
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
150 156
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
3.07%, 04/30/2041
(f)
280 214
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
235 216
Secured Overnight Financing Rate + 1.50%
4.08%, 09/15/2029
(f)
210 207
Secured Overnight Financing Rate + 0.88%
4.40%, 06/14/2046 195 158
4.48%, 04/04/2031
(f)
245 242
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(f)
200 168
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 140
4.81%, 07/25/2028
(f)
170 170
Secured Overnight Financing Rate + 1.98%
4.89%, 09/15/2036
(f)
105 102
Secured Overnight Financing Rate + 1.34%
4.90%, 07/25/2033
(f)
170 169
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 227
4.96%, 01/23/2037
(f)
95 93
Secured Overnight Financing Rate + 1.10%
4.97%, 04/23/2029
(f)
110 111
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(f)
325 291
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(f)
170 172
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(f)
200 202
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(f)
265 265
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(f)
180 182
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(f)
210 213
Secured Overnight Financing Rate + 2.02%
5.43%, 01/23/2047
(f)
190 182
Secured Overnight Financing Rate + 1.23%
5.50%, 01/23/2035
(f)
305 311
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
225 230
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
225 229
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(f)
110 113
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 43
6.30%, 10/23/2029
(f)
170 176
Secured Overnight Financing Rate + 1.79%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
6.49%, 10/23/2034
(f)
$ 195 $ 210
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.95%, 08/26/2036 500 525
6.60%, 01/15/2038 250 274
Westpac Banking Corp
2.96%, 11/16/2040 80 59
3.02%, 11/18/2036
(f)
150 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.11%, 07/24/2034
(f)
165 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030 70 70
4.42%, 07/24/2039 165 148
5.05%, 04/16/2029 225 229
5.46%, 11/18/2027 310 315
$ 91,876
Beverages - 0 .43%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 630 613
4.90%, 02/01/2046 824 751
Anheuser-Busch InBev Worldwide Inc
4.75%, 01/23/2029 260 261
5.00%, 06/15/2034 150 152
5.45%, 01/23/2039 250 254
5.80%, 01/23/2059
(a)
470 479
8.20%, 01/15/2039 51 64
Coca-Cola Co/The
1.00%, 03/15/2028 170 161
1.50%, 03/05/2028 190 182
1.65%, 06/01/2030 260 235
2.50%, 06/01/2040 260 191
2.88%, 05/05/2041 195 149
5.00%, 05/13/2034 95 97
5.30%, 05/13/2054 95 92
Constellation Brands Inc
2.25%, 08/01/2031 170 150
3.15%, 08/01/2029 215 206
4.85%, 05/06/2031 85 85
4.90%, 05/01/2033 75 74
4.95%, 11/01/2035 100 97
Diageo Capital PLC
2.38%, 10/24/2029 200 186
5.30%, 10/24/2027 295 298
5.63%, 10/05/2033 200 208
5.88%, 09/30/2036 139 147
Keurig Dr Pepper Inc
2.25%, 03/15/2031 95 84
3.35%, 03/15/2051 190 125
3.95%, 04/15/2029 110 108
4.05%, 04/15/2032 110 104
4.50%, 04/15/2052 110 88
5.15%, 05/15/2035
(a)
110 109
Molson Coors Beverage Co
5.00%, 05/01/2042 50 45
PepsiCo Inc
1.63%, 05/01/2030 95 86
1.95%, 10/21/2031 165 145
2.63%, 07/29/2029 170 162
2.88%, 10/15/2049 160 105
3.60%, 02/18/2028 170 168
4.20%, 07/18/2052 60 49
4.30%, 07/23/2030
(a)
100 100
4.45%, 02/07/2028 125 125
4.45%, 05/15/2028 150 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc (continued)
4.65%, 07/23/2032 $ 100 $ 100
4.80%, 07/17/2034 110 111
5.00%, 02/07/2035 100 100
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 156
$ 7,352
Biotechnology - 0 .31%
Amgen Inc
1.65%, 08/15/2028 180 170
2.45%, 02/21/2030 160 148
3.00%, 02/22/2029 200 193
3.15%, 02/21/2040 260 203
3.38%, 02/21/2050 160 113
4.20%, 02/22/2052 100 79
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 255
4.88%, 03/01/2053 165 143
5.15%, 03/02/2028 270 272
5.25%, 03/02/2030 130 132
5.25%, 03/02/2033 155 158
5.60%, 03/02/2043 210 209
5.65%, 03/02/2053 310 302
5.75%, 03/02/2063 230 223
Baxalta Inc
5.25%, 06/23/2045 130 122
Biogen Inc
2.25%, 05/01/2030 115 105
5.20%, 09/15/2045 340 315
Gilead Sciences Inc
1.65%, 10/01/2030 165 146
2.60%, 10/01/2040 85 62
4.00%, 09/01/2036 300 275
4.25%, 05/20/2028 85 85
4.40%, 05/20/2029 85 85
4.60%, 09/01/2035 300 291
5.10%, 06/15/2035 135 136
5.25%, 10/15/2033 150 154
5.50%, 11/15/2054 135 132
5.55%, 10/15/2053
(a)
150 148
Royalty Pharma PLC
1.75%, 09/02/2027 160 155
2.20%, 09/02/2030 160 144
3.30%, 09/02/2040 160 124
5.95%, 09/25/2055 105 105
$ 5,218
Building Materials - 0 .20%
Carrier Global Corp
2.72%, 02/15/2030 320 299
3.38%, 04/05/2040 150 121
3.58%, 04/05/2050 160 116
5.90%, 03/15/2034 125 132
6.20%, 03/15/2054 30 32
CRH America Finance Inc
4.40%, 02/09/2031 100 98
5.50%, 01/09/2035 255 259
5.60%, 02/09/2056 100 98
Johnson Controls International PLC
4.50%, 02/15/2047 300 257
Johnson Controls International PLC / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 210 184
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 231
5.15%, 12/01/2034 135 135
Masco Corp
1.50%, 02/15/2028 190 181

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Owens Corning
5.70%, 06/15/2034 $ 150 $ 155
Trane Technologies Financing Ltd
3.80%, 03/21/2029 350 344
5.10%, 06/13/2034 150 152
Vulcan Materials Co
3.50%, 06/01/2030 295 282
5.35%, 12/01/2034 270 274
$ 3,350
Chemicals - 0 .25%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 98
4.60%, 02/08/2029 155 156
4.80%, 03/03/2033 95 95
4.90%, 10/11/2032 100 101
Dow Chemical Co/The
2.10%, 11/15/2030 165 146
3.60%, 11/15/2050 165 109
4.38%, 11/15/2042 230 186
4.80%, 05/15/2049 150 120
5.15%, 02/15/2034 155 152
5.65%, 03/15/2036
(a)
105 105
9.40%, 05/15/2039 30 39
DuPont de Nemours Inc
4.73%, 11/15/2028
(e)
97 97
Eastman Chemical Co
4.80%, 09/01/2042 100 89
Ecolab Inc
1.30%, 01/30/2031 85 73
2.75%, 08/18/2055 232 138
4.30%, 06/15/2028 45 45
4.60%, 06/15/2029 80 80
4.80%, 03/24/2030 160 161
5.00%, 09/01/2035 140 140
5.15%, 06/15/2033 80 81
LYB International Finance III LLC
2.25%, 10/01/2030 165 147
3.63%, 04/01/2051 165 109
4.20%, 10/15/2049 125 91
5.63%, 05/15/2033 150 151
Nutrien Ltd
4.20%, 04/01/2029 300 297
5.40%, 06/21/2034 150 152
5.80%, 03/27/2053 155 154
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 146
2.95%, 08/15/2029 225 214
3.30%, 05/15/2050 160 108
3.80%, 08/15/2049 175 132
4.30%, 08/15/2028 205 204
Westlake Corp
3.13%, 08/15/2051 190 117
$ 4,233
Commercial Mortgage Backed Securities - 0 .68%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,821
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 154 152
Fannie Mae-Aces
2.50%, 10/25/2026
(i)
588 584
2.96%, 02/25/2027
(i)
675 669
2.96%, 02/25/2027
(i)
474 470
3.08%, 12/25/2027
(i)
584 574
3.47%, 07/25/2028
(i)
1,796 1,764
Freddie Mac Multifamily Structured Pass Through
Certificates
3.41%, 12/25/2026 1,472 1,464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 $ 88 $ 88
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(i)
1,500 1,482
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,439 2,416
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 70 69
$ 11,553
Commercial Services - 0 .19%
American University/The
3.67%, 04/01/2049 125 94
California Institute of Technology
4.32%, 08/01/2045 80 69
Global Payments Inc
3.20%, 08/15/2029 170 160
4.15%, 08/15/2049 85 62
4.50%, 11/15/2028 95 94
4.88%, 11/15/2030 95 93
5.20%, 11/15/2032 190 186
5.55%, 11/15/2035 95 92
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 169
4.68%, 07/01/2114 125 103
Moody's Corp
4.25%, 08/08/2032 175 170
5.00%, 08/05/2034 140 140
5.25%, 07/15/2044 250 236
PayPal Holdings Inc
2.30%, 06/01/2030 160 146
2.85%, 10/01/2029 160 151
4.40%, 06/01/2032 185 180
5.50%, 06/01/2054 150 138
S&P Global Inc
1.25%, 08/15/2030 165 144
2.50%, 12/01/2029 120 112
3.25%, 12/01/2049 120 83
3.70%, 03/01/2052 295 219
5.25%, 09/15/2033 150 153
TR Finance LLC
5.85%, 04/15/2040 25 25
University of Southern California
5.25%, 10/01/2111 30 27
William Marsh Rice University
3.57%, 05/15/2045 300 234
$ 3,280
Computers - 0 .49%
Apple Inc
1.20%, 02/08/2028 170 162
1.40%, 08/05/2028 190 179
1.65%, 05/11/2030
(a)
160 145
1.65%, 02/08/2031 175 155
2.20%, 09/11/2029 165 155
2.65%, 05/11/2050 160 98
2.80%, 02/08/2061 175 100
2.90%, 09/12/2027 300 296
2.95%, 09/11/2049 165 107
3.25%, 08/08/2029
(a)
175 170
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 88
3.75%, 11/13/2047 150 116
3.85%, 05/04/2043 300 248
3.95%, 08/08/2052 175 135
4.20%, 05/12/2030
(a)
105 105
4.30%, 05/10/2033 150 149
4.50%, 05/12/2032 105 106
4.65%, 02/23/2046 435 389
4.75%, 05/12/2035 105 105

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
3.45%, 12/15/2051 $ 145 $ 101
4.35%, 02/01/2030 135 133
4.50%, 02/15/2031 130 128
4.75%, 04/01/2028 75 75
5.00%, 02/15/2034 85 84
5.10%, 02/15/2036 130 128
5.30%, 04/01/2032 115 117
5.40%, 04/15/2034 225 228
8.10%, 07/15/2036 138 164
8.35%, 07/15/2046 83 105
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 105 104
4.55%, 10/15/2029 135 134
4.85%, 10/15/2031 205 204
5.00%, 10/15/2034 270 265
6.20%, 10/15/2035 80 86
6.35%, 10/15/2045 195 201
HP Inc
4.75%, 01/15/2028 175 175
6.00%, 09/15/2041 154 155
6.10%, 04/25/2035
(a)
115 121
IBM International Capital Pte Ltd
4.75%, 02/05/2031 160 160
4.90%, 02/05/2034 310 306
International Business Machines Corp
3.50%, 05/15/2029 235 228
4.00%, 06/20/2042 35 29
4.15%, 05/15/2039 230 200
4.25%, 05/15/2049 340 266
4.40%, 07/27/2032 165 160
4.50%, 02/06/2028 115 115
4.65%, 02/10/2028 255 256
4.70%, 02/19/2046 185 159
5.10%, 02/06/2053 150 132
5.60%, 11/30/2039 92 93
5.70%, 02/10/2055 125 120
5.88%, 11/29/2032 100 106
6.22%, 08/01/2027 216 220
$ 8,289
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 300 237
Cosmetics & Personal Care - 0 .15%
Colgate-Palmolive Co
4.20%, 05/01/2030 110 109
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 151
2.38%, 12/01/2029 240 223
Haleon US Capital LLC
3.63%, 03/24/2032 370 347
Kenvue Inc
4.85%, 05/22/2032 105 105
4.90%, 03/22/2033 155 156
5.05%, 03/22/2028 155 156
5.05%, 03/22/2053 155 141
5.10%, 03/22/2043 155 148
Procter & Gamble Co/The
3.55%, 03/25/2040 160 137
4.10%, 11/03/2032 95 93
4.60%, 05/01/2035 110 109
Unilever Capital Corp
1.38%, 09/14/2030 170 150
4.63%, 08/12/2034 105 103
4.88%, 09/08/2028 150 152
5.90%, 11/15/2032 230 246
$ 2,526
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .76%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 $ 245 $ 236
3.30%, 01/30/2032 380 347
3.40%, 10/29/2033 275 244
3.88%, 01/23/2028 300 296
4.38%, 11/15/2030 150 147
4.88%, 04/01/2028 150 151
4.95%, 09/10/2034 150 146
5.10%, 01/19/2029 150 151
5.38%, 12/15/2031 150 153
Ally Financial Inc
2.20%, 11/02/2028 190 179
5.55%, 07/31/2033
(a),(f)
100 99
Secured Overnight Financing Rate + 1.78%
8.00%, 11/01/2031 265 295
American Express Co
4.05%, 12/03/2042 25 21
4.44%, 05/03/2030
(f)
85 84
Secured Overnight Financing Rate + 0.81%
4.46%, 02/10/2032
(f)
90 89
Secured Overnight Financing Rate + 0.87%
4.73%, 04/25/2029
(f)
230 231
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(f)
95 92
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(f)
210 210
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(f)
190 192
Secured Overnight Financing Rate + 1.02%
5.28%, 07/27/2029
(f)
150 152
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
215 217
Secured Overnight Financing Rate + 1.42%
5.41%, 02/08/2041
(f)
90 90
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
5.53%, 04/25/2030
(f)
150 153
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(f)
110 114
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(f)
75 80
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
5.35%, 01/08/2055 145 138
Blackrock Inc
2.10%, 02/25/2032 150 131
2.40%, 04/30/2030 125 116
Capital One Financial Corp
2.36%, 07/29/2032
(f)
190 165
Secured Overnight Financing Rate + 1.34%
4.49%, 09/11/2031
(f)
105 103
Secured Overnight Financing Rate + 1.25%
5.20%, 09/11/2036
(f)
105 102
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(f)
70 71
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
155 158
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
150 154
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
70 72
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
75 78
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(f)
65 67
Secured Overnight Financing Rate + 2.04%

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp (continued)
6.31%, 06/08/2029
(f)
$ 150 $ 154
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
225 247
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 165 144
2.00%, 03/20/2028 385 370
4.91%, 11/14/2036
(f)
95 93
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(f)
150 153
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(f)
155 165
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
150 155
Secured Overnight Financing Rate + 1.88%
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 145
2.65%, 09/15/2040 165 120
3.00%, 09/15/2060 165 97
3.95%, 12/01/2028 95 94
4.00%, 09/15/2027 185 184
4.25%, 09/21/2048 150 124
4.95%, 06/15/2052 335 307
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 144
4.15%, 01/23/2030 200 193
5.50%, 02/15/2036 95 92
6.50%, 01/20/2043 200 201
Mastercard Inc
2.00%, 11/18/2031
(a)
85 75
2.95%, 03/15/2051 95 62
3.35%, 03/26/2030 80 77
3.85%, 03/26/2050 135 105
4.43%, 06/08/2029 80 80
4.55%, 03/15/2028 125 125
4.55%, 01/15/2035
(a)
275 268
5.00%, 06/08/2036 80 80
Nasdaq Inc
2.50%, 12/21/2040 185 130
5.35%, 06/28/2028 107 108
5.95%, 08/15/2053 35 35
Nomura Holdings Inc
2.68%, 07/16/2030 330 302
5.84%, 01/18/2028 300 305
6.09%, 07/12/2033 300 316
Sumisho Air Lease Corp
2.10%, 09/01/2028 385 363
2.88%, 01/15/2032 200 179
3.25%, 10/01/2029 95 90
5.10%, 03/01/2029 155 156
5.20%, 07/15/2031 150 151
Synchrony Financial
4.95%, 02/25/2032
(f)
90 88
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(f)
100 100
Secured Overnight Financing Rate + 1.40%
Visa Inc
2.05%, 04/15/2030 80 74
2.70%, 04/15/2040 80 61
3.65%, 09/15/2047 85 66
4.10%, 02/12/2031 90 89
4.15%, 12/14/2035 215 205
4.30%, 12/14/2045 245 210
4.70%, 02/12/2036 90 89
Western Union Co/The
6.20%, 11/17/2036 200 207
$ 12,902
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2 .22%
AEP Texas Inc
2.10%, 07/01/2030 $ 165 $ 149
3.45%, 01/15/2050 55 38
3.45%, 05/15/2051 45 30
4.70%, 05/15/2032 65 64
5.25%, 05/15/2052 65 59
AEP Transmission Co LLC
4.00%, 12/01/2046 200 161
4.50%, 06/15/2052 90 75
5.25%, 06/01/2036 80 80
5.40%, 03/15/2053 155 148
AES Corp/The
2.45%, 01/15/2031 180 161
5.20%, 07/15/2029 20 20
Alabama Power Co
1.45%, 09/15/2030 160 141
3.13%, 07/15/2051 190 125
4.30%, 03/15/2031 105 103
Ameren Corp
1.75%, 03/15/2028 190 181
5.00%, 01/15/2029 155 156
5.00%, 05/15/2036 90 88
Ameren Illinois Co
3.25%, 03/15/2050 80 55
3.85%, 09/01/2032 115 109
5.63%, 03/01/2055 100 98
American Electric Power Co Inc
2.30%, 03/01/2030 160 147
5.63%, 03/01/2033 80 83
6.05%, 03/15/2056
(f)
100 99
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Appalachian Power Co
7.00%, 04/01/2038 120 134
Arizona Public Service Co
2.60%, 08/15/2029 270 254
2.65%, 09/15/2050 170 102
4.50%, 04/01/2042 77 67
5.90%, 08/15/2055 40 40
Baltimore Gas and Electric Co
2.25%, 06/15/2031 95 85
4.55%, 06/01/2052 60 50
5.15%, 06/01/2033 80 81
5.45%, 06/01/2035 105 107
5.65%, 06/01/2054 150 147
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 117
3.80%, 07/15/2048 150 113
4.60%, 05/01/2053 195 163
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 166
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 95 66
4.25%, 02/01/2049
(a)
150 123
4.85%, 10/01/2052 80 71
4.95%, 04/01/2033 155 156
4.95%, 08/15/2035 105 104
5.20%, 10/01/2028 150 152
CenterPoint Energy Inc
2.95%, 03/01/2030 110 103
CMS Energy Corp
3.75%, 12/01/2050
(f)
180 167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 104
4.55%, 06/01/2031 85 84
5.30%, 06/01/2034 150 154

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Commonwealth Edison Co (continued)
5.30%, 02/01/2053 $ 150 $ 140
5.65%, 06/01/2054 150 148
5.95%, 06/01/2055 20 20
Connecticut Light and Power Co/The
2.05%, 07/01/2031 95 84
4.00%, 04/01/2048 125 99
4.95%, 01/15/2030 130 132
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 106
3.70%, 11/15/2059 80 56
3.88%, 06/15/2047 325 248
4.20%, 03/15/2042 128 108
4.30%, 12/01/2056 230 181
5.15%, 06/15/2036 80 80
5.20%, 03/01/2033 150 153
5.75%, 11/15/2055 95 94
5.85%, 03/15/2036 51 53
6.15%, 11/15/2052 80 83
6.75%, 04/01/2038 125 141
Constellation Energy Generation LLC
3.90%, 01/08/2028 190 188
4.55%, 06/01/2029 85 85
4.80%, 01/15/2032 85 84
5.30%, 06/01/2036 85 85
Consumers Energy Co
4.20%, 09/01/2052 175 140
4.60%, 05/30/2029 155 156
4.90%, 02/15/2029 155 157
5.05%, 05/15/2035 65 65
Dayton Power & Light Co/The
4.55%, 08/15/2030 30 30
Dominion Energy Inc
3.30%, 04/15/2041 190 145
3.38%, 04/01/2030 155 148
4.60%, 05/15/2028 105 105
4.70%, 12/01/2044 100 87
4.90%, 08/01/2041 77 71
5.35%, 06/15/2036 80 80
5.38%, 11/15/2032 105 107
5.45%, 03/15/2035
(a)
120 122
5.95%, 06/15/2035 400 420
6.25%, 12/15/2056
(f)
85 85
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
DTE Electric Co
1.90%, 04/01/2028 150 144
2.25%, 03/01/2030 100 92
2.63%, 03/01/2031 155 142
3.95%, 03/01/2049 125 97
5.20%, 03/01/2034 80 81
5.25%, 05/15/2035 105 106
5.40%, 04/01/2053 80 77
DTE Energy Co
4.88%, 06/01/2028 100 100
5.05%, 10/01/2035 105 103
5.20%, 04/01/2030 125 127
Duke Energy Carolinas LLC
4.00%, 09/30/2042 100 83
4.65%, 06/15/2031 80 80
4.95%, 01/15/2033 150 151
5.25%, 03/15/2035 130 132
5.30%, 02/15/2040 87 86
5.35%, 01/15/2053 150 142
5.40%, 01/15/2054 80 76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.15%, 08/15/2027 $ 15 $ 15
3.30%, 06/15/2041 95 73
3.50%, 06/15/2051 190 130
3.75%, 09/01/2046 200 150
4.50%, 08/15/2032 175 172
4.85%, 01/05/2029 155 156
5.00%, 08/15/2052 90 78
5.45%, 06/15/2034 75 77
5.70%, 09/15/2055 105 101
5.80%, 06/15/2054 150 146
6.10%, 09/15/2053 75 76
Duke Energy Florida LLC
1.75%, 06/15/2030 160 143
2.50%, 12/01/2029 160 150
3.40%, 10/01/2046 150 108
4.20%, 12/01/2030 80 79
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 75 79
5.95%, 11/15/2052 80 82
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 98
4.95%, 03/15/2036 20 20
5.40%, 04/01/2053 80 75
5.90%, 05/15/2055 75 76
6.12%, 10/15/2035 77 82
Duke Energy Progress LLC
2.50%, 08/15/2050 165 96
5.55%, 03/15/2055 120 116
Emera US Finance LP
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
4.95%, 01/15/2036 95 93
5.15%, 01/15/2033
(a)
150 152
Entergy Corp
1.90%, 06/15/2028 115 109
2.40%, 06/15/2031 95 85
Entergy Louisiana LLC
4.75%, 09/15/2052 105 90
5.15%, 09/15/2034 70 71
5.65%, 04/15/2056 90 88
5.80%, 03/15/2055 130 130
Entergy Mississippi LLC
5.05%, 04/15/2036 90 88
Entergy Texas Inc
1.75%, 03/15/2031 165 144
4.00%, 03/30/2029 150 148
4.50%, 03/30/2039 150 137
5.20%, 06/15/2036 85 84
Evergy Kansas Central Inc
5.25%, 03/15/2035 100 100
5.70%, 03/15/2053 155 155
Evergy Metro Inc
5.13%, 08/15/2035 100 99
Eversource Energy
1.65%, 08/15/2030 165 146
4.45%, 12/15/2030 100 98
5.13%, 05/15/2033 150 150
Exelon Corp
3.35%, 03/15/2032 100 93
4.45%, 04/15/2046 20 17
4.95%, 03/15/2036 90 88
5.13%, 03/15/2031 100 101
5.15%, 03/15/2029 155 157
5.63%, 06/15/2035 200 205

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp (continued)
6.50%, 03/15/2055
(f)
$ 55 $ 56
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033 100 98
Florida Power & Light Co
3.70%, 12/01/2047 100 76
4.05%, 10/01/2044 175 144
4.40%, 05/15/2028 150 150
4.70%, 02/15/2036 60 58
4.80%, 05/15/2033 110 110
5.10%, 04/01/2033 80 81
5.30%, 06/15/2034 150 153
5.60%, 06/15/2054 150 147
5.69%, 03/01/2040 48 49
5.70%, 03/15/2055 125 125
5.75%, 06/01/2056 80 80
Georgia Power Co
4.30%, 03/15/2042 228 198
4.55%, 03/15/2030 130 130
4.60%, 06/15/2029 80 80
4.65%, 05/16/2028 150 150
4.70%, 05/15/2032 185 185
5.50%, 10/01/2055
(a)
100 97
Iberdrola International BV
6.75%, 07/15/2036 128 143
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
4.10%, 09/26/2028 300 297
5.60%, 06/29/2035 55 57
5.60%, 10/01/2055 105 101
Jersey Central Power & Light Co
4.40%, 01/15/2031 105 103
4.60%, 01/15/2030
(e)
85 84
Kentucky Utilities Co
3.30%, 06/01/2050 155 106
5.85%, 08/15/2055 105 105
MidAmerican Energy Co
3.15%, 04/15/2050 165 111
3.65%, 04/15/2029 150 147
4.25%, 07/15/2049 150 122
5.30%, 02/01/2055 150 141
Mississippi Power Co
4.25%, 03/15/2042 100 85
Monongahela Power Co
4.45%, 08/15/2029
(e)
85 85
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 105 97
4.05%, 02/09/2029 90 89
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 105 104
4.15%, 12/15/2032 90 87
4.80%, 03/15/2028 115 116
5.00%, 02/07/2031 150 152
5.15%, 06/15/2029 150 152
Nevada Power Co
2.40%, 05/01/2030 200 184
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 185
2.25%, 06/01/2030 100 91
2.75%, 11/01/2029 115 109
4.40%, 03/01/2031 90 89
4.69%, 09/01/2027 50 50
4.90%, 02/28/2028 150 151
4.90%, 03/15/2029 155 156
5.00%, 07/15/2032 90 90
5.05%, 03/15/2030 125 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc (continued)
5.25%, 03/15/2034 $ 155 $ 157
5.25%, 02/28/2053 150 136
5.45%, 03/15/2035 125 127
5.65%, 05/01/2079
(f)
250 249
3 Month USD LIBOR + 3.16%
6.50%, 08/15/2055
(f)
125 128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.90%, 03/01/2050 80 53
3.40%, 08/15/2042 100 77
5.10%, 05/15/2053 150 137
5.35%, 11/01/2039 82 82
5.65%, 05/15/2055 110 108
NSTAR Electric Co
4.55%, 06/01/2052 95 80
4.95%, 09/15/2052 80 72
5.20%, 03/01/2035 125 126
5.40%, 06/01/2034 150 153
Ohio Power Co
1.63%, 01/15/2031 150 131
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032 90 87
4.30%, 05/15/2028
(a)
250 249
4.55%, 09/15/2032 115 113
4.60%, 06/01/2052 95 80
4.65%, 11/01/2029 135 135
5.25%, 09/30/2040 51 50
5.55%, 06/15/2054 130 125
Pacific Gas and Electric Co
2.10%, 08/01/2027 375 365
2.50%, 02/01/2031 320 287
3.30%, 08/01/2040 160 120
3.50%, 08/01/2050 390 260
4.20%, 06/01/2041 190 156
5.05%, 11/15/2031 80 80
5.05%, 10/15/2032 80 80
5.20%, 05/01/2036 90 87
5.70%, 03/01/2035 125 126
5.80%, 05/15/2034 155 158
5.90%, 06/15/2032 150 155
5.90%, 10/01/2054 135 128
6.10%, 01/15/2029 150 154
6.30%, 08/15/2056 80 80
6.75%, 01/15/2053 150 158
PacifiCorp
2.90%, 06/15/2052 95 57
5.30%, 02/15/2031 155 157
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 150 138
6.25%, 10/15/2037 92 96
PECO Energy Co
2.80%, 06/15/2050 125 78
4.38%, 08/15/2052 115 94
4.60%, 05/15/2052 55 46
4.88%, 09/15/2035 105 104
4.90%, 06/15/2033 75 76
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 53
3.95%, 06/01/2047 150 119
4.85%, 02/15/2034 80 79
5.00%, 05/15/2033 155 156
Progress Energy Inc
7.75%, 03/01/2031 136 152

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 155 $ 135
4.50%, 06/01/2052 60 49
5.15%, 09/15/2035 105 104
5.25%, 04/01/2053 110 101
5.35%, 05/15/2034 105 107
5.85%, 05/15/2055 100 100
Public Service Co of New Hampshire
4.40%, 07/01/2028 105 105
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 80
5.25%, 01/15/2033 75 76
Public Service Electric and Gas Co
3.15%, 01/01/2050 160 108
4.20%, 01/01/2031 95 93
4.85%, 08/01/2034 70 69
4.90%, 08/15/2035 90 89
5.30%, 08/01/2054 70 66
5.45%, 08/01/2053 155 150
Public Service Enterprise Group Inc
4.80%, 06/15/2031 80 80
4.90%, 03/15/2030 60 60
5.88%, 10/15/2028 150 154
6.13%, 10/15/2033 75 79
Puget Sound Energy Inc
3.25%, 09/15/2049 60 41
5.60%, 09/15/2055 105 102
5.80%, 03/15/2040 151 154
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 150
3.32%, 04/15/2050 155 105
3.70%, 03/15/2052 195 140
Sempra
4.00%, 02/01/2048 200 151
6.00%, 10/15/2039 112 115
6.55%, 04/01/2055
(f)
170 171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 145
2.85%, 08/01/2029 125 118
3.45%, 02/01/2052 200 131
3.65%, 02/01/2050 160 111
4.00%, 04/01/2047 225 168
4.95%, 09/15/2031 85 85
5.30%, 03/01/2028 155 156
5.45%, 06/01/2031 75 76
5.45%, 03/01/2035 130 130
5.50%, 03/15/2040 102 98
5.65%, 10/01/2028 150 153
5.70%, 03/01/2053 155 143
5.85%, 11/01/2027 80 81
5.90%, 03/01/2055 95 91
5.95%, 02/01/2038 97 98
Southern Co/The
1.75%, 03/15/2028 190 181
5.20%, 06/15/2033 150 151
5.50%, 03/15/2029 150 153
5.70%, 10/15/2032 60 62
Southern Power Co
4.90%, 10/01/2035 85 82
Southwestern Electric Power Co
4.10%, 09/15/2028 200 198
6.20%, 03/15/2040 51 53
Southwestern Public Service Co
5.30%, 08/15/2036 80 80
6.00%, 06/01/2054 80 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tampa Electric Co
3.45%, 03/15/2051 $ 185 $ 130
4.35%, 05/15/2044 200 169
Tucson Electric Power Co
1.50%, 08/01/2030 130 115
Union Electric Co
2.15%, 03/15/2032 190 166
5.55%, 03/15/2056 90 87
Virginia Electric and Power Co
2.30%, 11/15/2031 195 173
2.95%, 11/15/2051 190 119
4.20%, 05/15/2045 150 124
5.05%, 08/15/2034 40 40
5.45%, 04/01/2053 125 119
5.55%, 08/15/2054 40 39
5.60%, 09/15/2055 60 58
5.70%, 03/15/2056 185 182
6.00%, 05/15/2037 77 81
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 159
2.20%, 12/15/2028 100 95
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 98
4.75%, 09/30/2032 60 60
5.10%, 06/15/2036 80 80
Wisconsin Public Service Corp
4.55%, 12/01/2029 80 80
Xcel Energy Inc
2.60%, 12/01/2029 115 107
4.60%, 06/01/2032 110 108
4.75%, 03/21/2028 120 120
$ 37,653
Electronics - 0 .08%
Amphenol Corp
3.90%, 11/15/2028 95 94
4.13%, 11/15/2030 80 78
5.00%, 01/15/2035 265 265
5.30%, 11/15/2055 95 90
Emerson Electric Co
2.20%, 12/21/2031 400 354
Honeywell International Inc
1.75%, 09/01/2031 190 165
1.95%, 06/01/2030 155 140
2.70%, 08/15/2029 85 81
Tyco Electronics Group SA
4.88%, 02/09/2036 95 93
7.13%, 10/01/2037 14 16
$ 1,376
Environmental Control - 0 .10%
Republic Services Inc
2.30%, 03/01/2030 170 157
5.00%, 11/15/2029 150 152
5.00%, 04/01/2034 150 151
5.00%, 07/15/2036 80 79
5.15%, 03/15/2035 60 61
Waste Connections Inc
4.20%, 01/15/2033 175 168
Waste Management Inc
2.00%, 06/01/2029 50 47
4.15%, 04/15/2032 95 93
4.63%, 02/15/2033 75 74
4.65%, 03/15/2030 70 70
4.88%, 02/15/2029 155 157
4.95%, 07/03/2031 150 152
4.95%, 03/15/2035 135 135
5.35%, 10/15/2054
(a)
135 130
$ 1,626

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 0 .23%
Fannie Mae
0.75%, 10/08/2027 $ 250 $ 240
0.88%, 08/05/2030 230 201
5.63%, 07/15/2037 100 109
6.63%, 11/15/2030 302 331
7.13%, 01/15/2030 199 218
7.25%, 05/15/2030 280 310
Federal Home Loan Banks
3.25%, 11/16/2028 500 490
3.50%, 09/09/2027 160 159
3.50%, 10/04/2027 205 203
3.50%, 03/03/2028 180 178
4.00%, 06/30/2028 170 169
4.13%, 06/01/2028 85 85
5.50%, 07/15/2036 250 270
Freddie Mac
6.25%, 07/15/2032 231 255
6.75%, 03/15/2031 577 639
$ 3,857
Food - 0 .33%
Campbell's Company/The
4.15%, 03/15/2028 160 159
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.30%, 11/01/2038 120 114
5.40%, 11/01/2048 120 106
General Mills Inc
2.25%, 10/14/2031 170 150
4.88%, 01/30/2030 135 136
4.95%, 03/29/2033 155 154
5.50%, 10/17/2028 145 148
Hershey Co/The
3.38%, 08/15/2046 350 256
J M Smucker Co/The
5.90%, 11/15/2028 130 134
6.50%, 11/15/2043 265 285
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.50%, 01/15/2036 105 105
5.63%, 03/10/2037
(e)
90 90
5.75%, 04/01/2033 126 129
6.25%, 03/01/2056 105 103
6.38%, 02/25/2055 130 130
6.38%, 04/15/2066 105 103
6.50%, 12/01/2052 150 152
6.75%, 03/15/2034 13 14
Kellanova
2.10%, 06/01/2030 160 146
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 95 83
3.70%, 08/01/2027 150 149
4.45%, 02/01/2047 55 46
5.00%, 09/15/2034 210 207
5.15%, 08/01/2043 150 139
5.40%, 07/15/2040 25 24
5.50%, 09/15/2054 210 197
5.65%, 09/15/2064 140 131
McCormick & Co Inc/MD
1.85%, 02/15/2031 190 168
Mondelez International Inc
1.50%, 02/04/2031
(a)
105 91
2.63%, 09/04/2050 300 181
4.25%, 05/06/2028 105 105
4.50%, 05/06/2030 105 104
4.75%, 08/28/2034 70 69
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Sysco Corp
2.40%, 02/15/2030 $ 135 $ 124
2.45%, 12/14/2031 115 102
4.50%, 04/01/2046 150 125
4.85%, 10/01/2045 175 153
5.38%, 09/21/2035 200 199
5.40%, 03/23/2035 125 126
5.75%, 01/17/2029 75 77
Tyson Foods Inc
4.55%, 06/02/2047 250 211
4.95%, 02/20/2036 90 87
$ 5,642
Forest Products & Paper - 0 .04%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 56
International Paper Co
4.80%, 06/15/2044 223 192
Suzano Austria GmbH
2.50%, 09/15/2028 90 85
5.00%, 01/15/2030 300 296
Suzano Netherlands BV
5.50%, 01/15/2036 75 73
$ 702
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 165 144
3.38%, 09/15/2049 165 116
4.13%, 10/15/2044 100 84
5.45%, 01/15/2056 100 96
5.75%, 10/15/2052 105 106
5.90%, 11/15/2033 75 79
6.20%, 11/15/2053 110 117
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 146
4.40%, 07/01/2032 90 88
5.25%, 03/01/2028 75 76
NiSource Inc
3.60%, 05/01/2030 150 144
4.75%, 05/18/2031 85 85
5.00%, 06/15/2052 180 159
5.25%, 03/30/2028 60 61
5.35%, 07/15/2035 105 106
5.40%, 06/30/2033 75 77
5.85%, 04/01/2055 105 104
Southern California Gas Co
2.55%, 02/01/2030 160 149
5.05%, 09/01/2034 70 70
5.45%, 06/15/2035 105 107
5.75%, 06/01/2053 150 147
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 145
3.15%, 09/30/2051 100 66
5.10%, 09/15/2035 105 104
6.05%, 09/15/2056
(f)
60 60
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
$ 2,636
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 339
2.75%, 11/15/2050 175 103
$ 442
Healthcare - Products - 0 .36%
Abbott Laboratories
3.70%, 03/09/2029 185 181
4.00%, 03/15/2031 185 180
4.30%, 03/15/2033 185 179
4.65%, 03/15/2036 185 180

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Abbott Laboratories (continued)
4.75%, 11/30/2036 $ 40 $ 39
4.75%, 03/15/2038 90 87
4.90%, 11/30/2046 300 276
5.30%, 05/27/2040 200 201
5.50%, 03/15/2056 185 181
5.60%, 03/15/2066 185 181
Agilent Technologies Inc
2.10%, 06/04/2030 160 145
2.30%, 03/12/2031 195 175
Baxter International Inc
1.73%, 04/01/2031 175 149
2.27%, 12/01/2028 195 184
Boston Scientific Corp
2.65%, 06/01/2030 160 149
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 61
Danaher Corp
2.60%, 10/01/2050 165 100
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 145
3.25%, 11/15/2039 155 125
GE HealthCare Technologies Inc
5.50%, 06/15/2035 105 107
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 161
5.91%, 11/22/2032 155 163
6.38%, 11/22/2052 155 165
Koninklijke Philips NV
5.00%, 03/15/2042 128 117
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 155
Medtronic Inc
4.38%, 03/15/2035 335 322
Revvity Inc
1.90%, 09/15/2028 155 146
Stryker Corp
4.10%, 04/01/2043 200 167
4.63%, 03/15/2046 20 18
4.70%, 02/10/2028 125 125
4.85%, 12/08/2028 155 156
5.20%, 02/10/2035 125 126
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 95 84
2.60%, 10/01/2029 80 75
2.80%, 10/15/2041 125 91
4.20%, 03/01/2031 80 79
4.55%, 06/15/2033 90 88
4.79%, 10/07/2035 80 79
4.80%, 11/21/2027 155 156
5.09%, 08/10/2033 175 177
5.40%, 08/10/2043 150 148
5.55%, 02/12/2046 90 89
$ 6,084
Healthcare - Services - 0 .75%
Aetna Inc
6.63%, 06/15/2036 105 114
6.75%, 12/15/2037 112 122
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 186
Cigna Group/The
2.40%, 03/15/2030 398 368
3.20%, 03/15/2040 160 125
3.40%, 03/15/2051 185 128
4.38%, 10/15/2028 450 448
4.80%, 08/15/2038 200 190
4.80%, 07/15/2046 25 22
4.88%, 09/15/2032 105 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Cigna Group/The (continued)
4.90%, 12/15/2048 $ 360 $ 317
5.13%, 05/15/2031 310 315
5.25%, 01/15/2036 105 105
5.60%, 02/15/2054 155 150
6.00%, 01/15/2056 105 107
6.13%, 11/15/2041 16 17
CommonSpirit Health
4.35%, 11/01/2042 200 173
Elevance Health Inc
2.88%, 09/15/2029 120 114
3.13%, 05/15/2050 150 98
3.60%, 03/15/2051 190 135
3.65%, 12/01/2027 150 148
4.38%, 12/01/2047 150 123
4.60%, 09/15/2032 90 88
4.63%, 05/15/2042 30 27
4.65%, 01/15/2043 115 102
4.75%, 02/15/2030 135 135
4.75%, 02/15/2033 150 148
5.20%, 02/15/2035 200 200
5.38%, 06/15/2034 150 152
5.65%, 06/15/2054 150 144
5.70%, 02/15/2055 135 131
6.10%, 10/15/2052 75 77
HCA Inc
2.38%, 07/15/2031 190 169
3.38%, 03/15/2029 390 377
3.50%, 07/15/2051 190 129
4.38%, 03/15/2042 195 165
5.00%, 03/01/2028 125 126
5.00%, 05/15/2033 85 84
5.20%, 06/01/2028 150 151
5.45%, 04/01/2031 145 148
5.45%, 09/15/2034 140 142
5.50%, 03/01/2032 125 128
5.50%, 06/01/2033 150 153
5.60%, 04/01/2034 155 158
5.75%, 03/01/2035 125 129
5.95%, 09/15/2054 140 137
6.00%, 04/01/2054 225 222
Humana Inc
2.15%, 02/03/2032 190 165
3.13%, 08/15/2029 85 81
4.95%, 10/01/2044 150 131
5.50%, 03/15/2053 155 140
5.55%, 05/01/2035 110 110
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 160
4.15%, 05/01/2047 470 386
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 293
4.70%, 02/01/2045 115 103
Mass General Brigham Inc
3.19%, 07/01/2049 155 103
Quest Diagnostics Inc
2.95%, 06/30/2030 155 145
4.60%, 12/15/2027 85 85
5.00%, 12/15/2034 85 84
5.00%, 06/30/2036 85 84
UnitedHealth Group Inc
2.75%, 05/15/2040 160 118
2.90%, 05/15/2050 160 102
3.50%, 08/15/2039 200 165
3.70%, 08/15/2049 175 129
4.25%, 01/15/2029 305 303
4.25%, 06/15/2048 165 134
4.40%, 06/15/2028 75 75

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
4.45%, 12/15/2048 $ 120 $ 100
4.63%, 07/15/2035 30 29
4.70%, 04/15/2029 70 70
4.75%, 07/15/2045 175 156
4.75%, 05/15/2052 185 159
4.80%, 01/15/2030 165 166
4.95%, 01/15/2032 165 166
5.00%, 04/15/2034 135 135
5.15%, 07/15/2034 165 167
5.20%, 04/15/2063 305 273
5.25%, 02/15/2028 125 127
5.30%, 06/15/2035 55 56
5.35%, 02/15/2033 145 149
5.50%, 07/15/2044 165 162
5.50%, 04/15/2064 135 126
5.63%, 07/15/2054 165 161
5.88%, 02/15/2053 150 151
5.95%, 06/15/2055 25 26
6.50%, 06/15/2037 77 85
$ 12,792
Home Builders - 0 .01%
DR Horton Inc
1.40%, 10/15/2027 165 159
Insurance - 0 .63%
Allstate Corp/The
1.45%, 12/15/2030 160 139
5.25%, 03/30/2033 125 127
American International Group Inc
5.13%, 03/27/2033 450 453
5.45%, 05/07/2035 55 56
Aon Corp
2.80%, 05/15/2030 160 149
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 120 107
2.90%, 08/23/2051 195 120
5.00%, 09/12/2032 90 90
5.35%, 02/28/2033 75 77
Aon North America Inc
5.15%, 03/01/2029 115 117
5.45%, 03/01/2034 155 158
5.75%, 03/01/2054 75 74
Arthur J Gallagher & Co
4.60%, 12/15/2027 130 130
4.85%, 12/15/2029 65 66
5.15%, 02/15/2035 260 258
5.55%, 02/15/2055 130 123
Athene Holding Ltd
4.13%, 01/12/2028 500 495
6.25%, 04/01/2054 150 138
6.63%, 05/19/2055 105 102
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 190 112
2.85%, 10/15/2050 125 80
4.20%, 08/15/2048 140 114
4.25%, 01/15/2049 100 82
Berkshire Hathaway Inc
4.50%, 02/11/2043 25 23
Brown & Brown Inc
4.90%, 06/23/2030 45 45
5.25%, 06/23/2032 105 105
5.55%, 06/23/2035 30 30
6.25%, 06/23/2055 20 20
Chubb INA Holdings LLC
4.35%, 11/03/2045 25 21
4.65%, 08/15/2029 70 70
5.00%, 03/15/2034 70 70
6.50%, 05/15/2038 10 11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings LLC (continued)
6.70%, 05/15/2036 $ 150 $ 167
Corebridge Financial Inc
3.85%, 04/05/2029 200 196
3.90%, 04/05/2032 200 188
6.05%, 09/15/2033 150 157
Equitable Holdings Inc
4.35%, 04/20/2028 201 200
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 165 104
3.60%, 08/19/2049 170 123
4.30%, 04/15/2043 125 106
Lincoln National Corp
7.00%, 06/15/2040 47 51
Loews Corp
4.13%, 05/15/2043 200 167
Manulife Financial Corp
5.38%, 03/04/2046
(a)
250 243
Markel Group Inc
3.45%, 05/07/2052 250 170
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 50 50
4.55%, 11/08/2027 135 135
4.85%, 11/15/2031 135 135
4.90%, 03/15/2049 100 89
5.00%, 03/15/2035 270 267
5.40%, 09/15/2033 150 154
5.40%, 03/15/2055 135 128
5.70%, 09/15/2053 75 74
6.25%, 11/01/2052 150 159
MetLife Inc
4.05%, 03/01/2045 200 164
4.60%, 05/13/2046 110 96
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 140
5.30%, 12/15/2034 150 153
5.70%, 06/15/2035 164 171
5.85%, 03/15/2056
(f)
90 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
6.40%, 12/15/2066 288 294
Progressive Corp/The
3.20%, 03/26/2030 160 153
3.70%, 03/15/2052 165 122
4.35%, 04/25/2044 200 170
Prudential Financial Inc
3.70%, 10/01/2050
(f)
165 153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 430 312
3.91%, 12/07/2047 177 136
5.20%, 03/14/2035 125 125
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(f)
200 200
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 95 62
4.00%, 05/30/2047 200 160
5.05%, 07/24/2035 100 100
5.45%, 05/25/2053 185 180
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 57
W R Berkley Corp
4.00%, 05/12/2050 85 65
Willis North America Inc
2.95%, 09/15/2029 55 52
3.88%, 09/15/2049 165 123
5.35%, 05/15/2033 150 152

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XL Group Ltd
5.25%, 12/15/2043 $ 400 $ 376
$ 10,687
Internet - 0 .75%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 180
4.20%, 12/06/2047 200 164
4.40%, 12/06/2057 305 248
Alphabet Inc
0.80%, 08/15/2027 330 318
3.70%, 02/15/2029 75 74
3.88%, 11/15/2028 55 54
4.00%, 05/15/2030 95 94
4.10%, 11/15/2030 95 94
4.38%, 11/15/2032 95 94
4.40%, 02/15/2033 185 181
4.70%, 11/15/2035 190 186
4.80%, 02/15/2036 185 182
5.25%, 05/15/2055 165 154
5.30%, 05/15/2065 95 87
5.35%, 11/15/2045 95 92
5.45%, 11/15/2055 95 91
5.50%, 02/15/2046 90 89
5.65%, 02/15/2056 185 183
5.75%, 02/15/2066 185 183
Amazon.com Inc
2.10%, 05/12/2031 180 160
3.10%, 05/12/2051 365 237
3.15%, 08/22/2027 365 361
3.25%, 05/12/2061 385 237
3.60%, 04/13/2032 190 180
3.88%, 08/22/2037 340 304
3.90%, 11/20/2028 190 188
3.95%, 04/13/2052 190 144
4.00%, 03/13/2029 185 183
4.05%, 08/22/2047 30 24
4.25%, 03/13/2031 370 364
4.35%, 03/20/2033 95 92
4.55%, 03/13/2033 185 182
4.65%, 12/01/2029 280 282
4.65%, 11/20/2035 95 92
4.70%, 12/01/2032 280 281
4.80%, 12/05/2034 30 30
4.88%, 03/13/2036 185 182
4.95%, 12/05/2044 240 224
5.45%, 11/20/2055 95 90
5.55%, 11/20/2065 95 89
5.80%, 03/13/2056 315 313
5.95%, 03/13/2066 185 184
Baidu Inc
2.38%, 10/09/2030 200 184
eBay Inc
2.60%, 05/10/2031 195 176
4.00%, 07/15/2042 100 80
5.95%, 11/22/2027 155 158
Expedia Group Inc
2.95%, 03/15/2031 195 179
5.50%, 04/15/2036 85 84
Meta Platforms Inc
3.85%, 08/15/2032 170 161
4.20%, 11/15/2030 420 413
4.45%, 08/15/2052 150 116
4.55%, 05/15/2031 85 85
4.60%, 11/15/2032 385 379
4.75%, 08/15/2034 270 265
4.88%, 05/15/2033 85 84
4.88%, 11/15/2035 200 195
4.95%, 05/15/2033 150 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Meta Platforms Inc (continued)
5.25%, 05/15/2036 $ 255 $ 253
5.40%, 08/15/2054 270 238
5.50%, 11/15/2045 290 269
5.55%, 08/15/2064 135 118
5.60%, 05/15/2053 295 268
5.63%, 11/15/2055 290 263
5.75%, 11/15/2065 290 260
6.20%, 05/15/2046 170 170
6.30%, 05/15/2056 170 169
6.45%, 05/15/2066 255 252
Netflix Inc
4.90%, 08/15/2034 180 180
5.88%, 11/15/2028 180 186
Uber Technologies Inc
4.15%, 01/15/2031 105 102
4.80%, 09/15/2035 105 102
$ 12,710
Investment Companies - 0 .03%
Ares Capital Corp
5.10%, 01/15/2031 105 101
5.50%, 09/01/2030 105 104
5.55%, 01/15/2030
(a)
85 84
Blackstone Private Credit Fund
5.05%, 09/10/2030 210 201
5.95%, 05/15/2031
(a)
85 84
$ 574
Iron & Steel - 0 .07%
ArcelorMittal SA
6.00%, 06/17/2034 300 314
Nucor Corp
3.13%, 04/01/2032 195 179
Steel Dynamics Inc
5.38%, 08/15/2034 150 152
5.75%, 05/15/2055 80 80
Vale Overseas Ltd
6.13%, 06/12/2033 295 309
6.40%, 06/28/2054 150 153
$ 1,187
Lodging - 0 .07%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 152
Marriott International Inc/MD
2.85%, 04/15/2031 195 179
4.50%, 05/01/2033 65 63
5.00%, 10/15/2027 300 302
5.10%, 05/01/2038 65 63
5.25%, 10/15/2035 35 35
5.35%, 03/15/2035 140 141
5.55%, 10/15/2028 305 311
$ 1,246
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 170 164
3.70%, 01/10/2028 190 188
3.95%, 11/14/2028 95 94
4.30%, 05/15/2029 85 85
4.70%, 11/15/2029 120 121
Caterpillar Inc
2.60%, 04/09/2030 150 140
3.25%, 09/19/2049 160 114
3.80%, 08/15/2042 105 87
5.50%, 05/15/2055
(a)
215 218
$ 1,211
Machinery - Diversified - 0 .14%
Deere & Co
3.90%, 06/09/2042 30 25
5.45%, 01/16/2035 130 134

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Dover Corp
5.38%, 03/01/2041 $ 77 $ 77
Ingersoll Rand Inc
5.31%, 06/15/2031 150 153
John Deere Capital Corp
2.80%, 07/18/2029 185 176
4.15%, 09/15/2027 205 205
4.35%, 09/15/2032 120 118
4.38%, 04/15/2031 85 84
4.40%, 06/15/2029 80 80
4.55%, 06/05/2030 215 215
4.85%, 06/11/2029 135 137
4.90%, 03/07/2031 150 152
4.95%, 07/14/2028 150 152
5.10%, 04/11/2034 120 122
Otis Worldwide Corp
2.57%, 02/15/2030 160 149
3.36%, 02/15/2050 160 112
5.13%, 09/04/2035 105 105
Rockwell Automation Inc
1.75%, 08/15/2031 135 117
2.80%, 08/15/2061 190 110
$ 2,423
Media - 0 .49%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 210 196
2.30%, 02/01/2032 145 123
2.80%, 04/01/2031 205 183
3.70%, 04/01/2051 205 127
3.85%, 04/01/2061 145 85
3.90%, 06/01/2052 195 124
4.40%, 12/01/2061 95 61
4.80%, 03/01/2050 145 108
5.75%, 04/01/2048 305 257
6.48%, 10/23/2045 310 284
6.55%, 06/01/2034 150 153
6.70%, 12/01/2055
(a)
50 48
Comcast Corp
1.50%, 02/15/2031
(a)
165 142
2.45%, 08/15/2052 165 85
2.65%, 02/01/2030 125 116
2.65%, 08/15/2062 165 80
2.89%, 11/01/2051 282 160
3.25%, 11/01/2039 245 187
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 215 138
3.75%, 04/01/2040 280 224
3.90%, 03/01/2038 150 127
4.00%, 08/15/2047 30 22
4.00%, 03/01/2048 400 288
4.00%, 11/01/2049 20 14
4.80%, 05/15/2033 290 286
4.95%, 05/15/2032 105 105
5.30%, 06/01/2034 110 110
5.35%, 05/15/2053
(a)
400 345
5.50%, 11/15/2032 120 123
5.65%, 06/15/2035 20 20
5.65%, 06/01/2054 95 85
6.05%, 05/15/2055 105 100
7.05%, 03/15/2033 15 17
Fox Corp
5.48%, 01/25/2039 200 194
5.58%, 01/25/2049 125 116
6.50%, 10/13/2033 105 112
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Space Exploration Technologies Corp
5.35%, 07/15/2031
(e)
$ 155 $ 155
5.65%, 07/15/2033
(e)
165 164
5.88%, 07/15/2036
(e)
250 247
6.60%, 07/15/2046
(e)
165 161
6.65%, 07/15/2056
(e)
250 241
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 105
Time Warner Cable LLC
5.50%, 09/01/2041 170 145
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 174
6.75%, 06/15/2039 77 75
7.30%, 07/01/2038 300 309
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 79
7.00%, 03/01/2032 51 57
Walt Disney Co/The
2.65%, 01/13/2031 200 185
2.75%, 09/01/2049 325 202
3.50%, 05/13/2040 160 131
3.60%, 01/13/2051
(a)
160 117
4.00%, 03/14/2031 90 88
4.63%, 03/14/2036 90 87
4.63%, 03/23/2040 120 112
4.75%, 11/15/2046 115 102
4.95%, 10/15/2045 175 160
6.20%, 12/15/2034 154 168
6.40%, 12/15/2035 98 108
$ 8,358
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 214
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 359
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 93
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 125 108
5.00%, 02/21/2030 130 132
5.00%, 02/15/2036 105 105
5.00%, 09/30/2043 150 141
5.25%, 09/08/2030 150 153
5.50%, 09/08/2053 150 148
Newmont Corp
2.60%, 07/15/2032 140 125
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 82
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 163 151
4.88%, 03/14/2030 225 227
5.00%, 03/09/2033 155 156
5.25%, 03/14/2035 120 122
5.75%, 03/14/2055 100 101
Southern Copper Corp
5.88%, 04/23/2045 350 352
6.75%, 04/16/2040 128 142
$ 2,697
Miscellaneous Manufacturers - 0 .13%
3M Co
2.38%, 08/26/2029 500 469
5.15%, 03/15/2035 80 81
Eaton Corp
3.10%, 09/15/2027 325 321
4.00%, 11/02/2032 100 96
4.15%, 03/15/2033 150 145
4.15%, 11/02/2042 50 43

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp (continued)
5.45%, 03/06/2056
(a)
$ 200 $ 196
Parker-Hannifin Corp
4.25%, 09/15/2027 255 254
4.50%, 09/15/2029 355 355
Teledyne Technologies Inc
2.25%, 04/01/2028 190 183
$ 2,143
Oil & Gas - 0 .73%
BP Capital Markets America Inc
1.75%, 08/10/2030 115 103
2.72%, 01/12/2032 100 90
2.77%, 11/10/2050 215 132
3.00%, 02/24/2050 160 104
3.00%, 03/17/2052 195 124
4.70%, 04/10/2029 155 156
4.81%, 02/13/2033 150 149
4.89%, 09/11/2033 150 149
4.97%, 10/17/2029 110 111
4.99%, 04/10/2034 155 155
5.02%, 11/17/2027 200 202
5.23%, 11/17/2034 150 152
BP Capital Markets PLC
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
4.95%, 06/01/2047 20 18
5.00%, 12/15/2029 40 40
6.25%, 03/15/2038 250 264
Chevron USA Inc
1.02%, 08/12/2027 165 159
4.05%, 08/13/2028 100 100
4.30%, 10/15/2030 89 88
4.69%, 04/15/2030 125 126
4.82%, 04/15/2032 100 101
4.85%, 10/15/2035 100 100
ConocoPhillips Co
3.80%, 03/15/2052 135 99
4.03%, 03/15/2062 169 123
4.30%, 11/15/2044 420 352
4.70%, 01/15/2030 130 130
5.00%, 01/15/2035
(a)
130 130
5.05%, 09/15/2033 150 152
5.50%, 01/15/2055 130 125
5.55%, 03/15/2054 155 150
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.20%, 09/15/2034 105 105
5.60%, 07/15/2041 225 222
5.75%, 09/15/2054 105 101
Diamondback Energy Inc
5.15%, 01/30/2030 110 111
5.40%, 04/18/2034 240 243
5.75%, 04/18/2054 180 175
EOG Resources Inc
4.40%, 07/15/2028 55 55
4.40%, 01/15/2031 95 94
5.35%, 01/15/2036 105 106
5.65%, 12/01/2054 135 132
5.95%, 07/15/2055 105 107
Equinor ASA
3.25%, 11/18/2049 285 197
3.63%, 04/06/2040 145 121
4.25%, 06/02/2028 225 225
Exxon Mobil Corp
2.44%, 08/16/2029 75 71
2.61%, 10/15/2030 150 139
3.00%, 08/16/2039 150 119
3.10%, 08/16/2049 110 74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp (continued)
3.45%, 04/15/2051 $ 215 $ 153
4.23%, 03/19/2040 155 140
Hess Corp
5.60%, 02/15/2041 51 52
7.13%, 03/15/2033 221 249
7.30%, 08/15/2031 25 28
Marathon Petroleum Corp
5.00%, 09/15/2054 200 171
Occidental Petroleum Corp
5.38%, 01/01/2032 105 107
6.05%, 10/01/2054 105 107
6.45%, 09/15/2036 295 316
6.63%, 09/01/2030 210 222
Phillips 66
2.15%, 12/15/2030 410 368
5.88%, 05/01/2042 128 130
Phillips 66 Co
5.25%, 06/15/2031 135 137
5.50%, 03/15/2055 135 126
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 148
2.15%, 01/15/2031 190 170
Shell Finance US Inc
2.38%, 11/07/2029 155 145
2.75%, 04/06/2030 200 188
3.13%, 11/07/2049
(e)
155 105
3.25%, 04/06/2050 100 69
4.00%, 05/10/2046 245 196
4.13%, 11/06/2030 75 74
4.38%, 05/11/2045 245 208
4.55%, 08/12/2043 35 31
4.75%, 01/06/2036 95 93
5.50%, 03/25/2040
(e)
25 25
6.38%, 12/15/2038
(e)
43 47
Shell International Finance BV
3.63%, 08/21/2042 100 79
Suncor Energy Inc
3.75%, 03/04/2051 190 138
4.00%, 11/15/2047 90 69
6.80%, 05/15/2038 7 8
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.83%, 01/10/2030 40 38
3.13%, 05/29/2050 125 83
3.39%, 06/29/2060 170 111
3.46%, 07/12/2049 85 60
TotalEnergies Capital SA
5.15%, 04/05/2034 130 132
5.28%, 09/10/2054 135 127
5.43%, 09/10/2064 135 127
5.49%, 04/05/2054 130 126
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 95 93
4.86%, 01/13/2036 95 93
Valero Energy Corp
2.80%, 12/01/2031 395 356
4.00%, 06/01/2052 195 145
6.63%, 06/15/2037 234 257
7.50%, 04/15/2032 15 17
Woodside Finance Ltd
5.40%, 05/19/2030 105 107
6.00%, 05/19/2035 105 109
$ 12,414

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 $ 155 $ 148
3.34%, 12/15/2027 165 162
4.08%, 12/15/2047 170 135
4.65%, 06/15/2033 90 88
Halliburton Co
4.50%, 11/15/2041 51 45
4.85%, 11/15/2035 275 267
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 149
3.95%, 12/01/2042 200 157
$ 1,163
Packaging & Containers - 0 .05%
Amcor Flexibles North America Inc
5.13%, 03/12/2036 90 88
Packaging Corp of America
3.00%, 12/15/2029 310 294
3.05%, 10/01/2051 165 107
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 265 268
$ 757
Pharmaceuticals - 1 .35%
AbbVie Inc
3.20%, 11/21/2029 350 335
3.78%, 03/03/2028 90 89
4.05%, 11/21/2039 260 229
4.25%, 11/21/2049 300 245
4.30%, 05/14/2036 170 161
4.40%, 03/15/2033 90 88
4.40%, 11/06/2042 200 176
4.45%, 05/14/2046 280 241
4.50%, 05/14/2035 300 289
4.63%, 10/01/2042 100 91
4.75%, 03/15/2045 235 212
4.80%, 03/15/2029 155 156
4.88%, 11/14/2048 210 189
4.95%, 03/15/2031 230 233
5.05%, 03/15/2034 115 116
5.20%, 03/15/2035 125 127
5.40%, 03/15/2054 90 87
5.60%, 03/15/2055 125 124
5.65%, 03/15/2066 90 89
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 186
4.85%, 02/26/2029 155 157
4.88%, 03/03/2028 130 131
4.88%, 03/03/2033 130 131
AstraZeneca PLC
4.00%, 09/18/2042 125 106
4.38%, 11/16/2045 90 78
4.38%, 08/17/2048 90 78
6.45%, 09/15/2037 164 182
Becton Dickinson & Co
1.96%, 02/11/2031 190 168
2.82%, 05/20/2030 160 149
Bristol-Myers Squibb Co
2.95%, 03/15/2032 130 119
3.25%, 08/01/2042 150 114
3.55%, 03/15/2042 125 99
3.70%, 03/15/2052 150 110
4.13%, 06/15/2039 230 205
4.25%, 10/26/2049 215 175
4.35%, 11/15/2047 150 125
5.20%, 02/22/2034 155 158
5.50%, 02/22/2044 155 154
5.55%, 02/22/2054 265 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co (continued)
5.75%, 02/01/2031 $ 150 $ 157
Cardinal Health Inc
4.50%, 09/15/2030 100 99
4.60%, 03/15/2043 100 87
Cencora Inc
4.25%, 11/15/2030 90 88
4.90%, 02/13/2036 90 88
CVS Health Corp
1.30%, 08/21/2027 165 159
1.75%, 08/21/2030 165 146
1.88%, 02/28/2031 185 162
3.25%, 08/15/2029 170 163
4.30%, 03/25/2028 219 218
4.78%, 03/25/2038 485 455
5.00%, 01/30/2029 150 151
5.00%, 09/15/2032 100 100
5.05%, 03/25/2048 880 777
5.13%, 07/20/2045 370 335
5.25%, 02/21/2033 150 153
5.30%, 06/01/2033 150 152
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 154
5.63%, 02/21/2053 150 142
5.70%, 06/01/2034 150 155
5.88%, 06/01/2053 295 288
6.25%, 09/15/2065 100 101
Eli Lilly & Co
3.95%, 03/15/2049 200 160
4.00%, 10/15/2028 105 104
4.38%, 05/20/2031 85 84
4.55%, 02/12/2028 125 126
4.55%, 10/15/2032 105 104
4.60%, 08/14/2034 210 208
4.65%, 05/20/2033 85 85
4.70%, 02/09/2034 155 154
4.75%, 02/12/2030 95 96
4.85%, 05/20/2036 85 84
4.88%, 02/27/2053 115 104
5.00%, 02/09/2054 155 143
5.05%, 08/14/2054 210 195
5.60%, 05/20/2056 60 60
5.60%, 02/12/2065 255 253
5.65%, 10/15/2065 90 90
5.70%, 05/20/2066 85 85
GlaxoSmithKline Capital Inc
4.50%, 04/15/2030 120 120
4.88%, 04/15/2035 60 60
5.38%, 04/15/2034 500 515
Johnson & Johnson
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 180
4.55%, 03/01/2028
(a)
90 91
4.80%, 06/01/2029 255 259
4.95%, 06/01/2034 130 133
McKesson Corp
4.65%, 05/30/2030 105 105
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 221
Merck & Co Inc
2.15%, 12/10/2031 190 168
2.35%, 06/24/2040 135 96
3.60%, 09/15/2042 100 80
3.70%, 02/10/2045 10 8
3.85%, 09/15/2027 105 105
3.85%, 03/15/2029 190 188
3.90%, 03/07/2039 115 101
4.00%, 03/07/2049 170 135

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc (continued)
4.15%, 09/15/2030 $ 105 $ 104
4.15%, 05/18/2043 200 170
4.45%, 12/04/2032 95 94
4.50%, 05/17/2033 145 143
4.75%, 12/04/2035 95 93
4.95%, 09/15/2035 105 105
5.00%, 05/17/2053 295 269
5.20%, 05/22/2036 85 86
5.55%, 12/04/2055 95 93
5.70%, 12/04/2065 95 94
5.85%, 05/22/2056 85 87
Novartis Capital Corp
3.80%, 09/18/2029 110 108
4.10%, 03/16/2029 90 89
4.10%, 11/05/2030 95 93
4.20%, 09/18/2034 110 106
4.30%, 11/05/2032 95 93
4.40%, 03/18/2031 180 179
4.40%, 05/06/2044 175 154
4.60%, 03/18/2033 90 89
4.60%, 11/05/2035 95 93
4.70%, 09/18/2054 110 97
5.20%, 11/05/2045 95 92
5.70%, 03/18/2056 180 183
Pfizer Inc
1.70%, 05/28/2030 195 175
2.55%, 05/28/2040 225 163
2.63%, 04/01/2030 160 150
4.00%, 03/15/2049 140 110
4.40%, 05/15/2044 30 26
4.50%, 11/15/2032 95 94
5.60%, 11/15/2055 95 94
5.70%, 11/15/2065
(a)
95 93
7.20%, 03/15/2039 176 206
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 445 445
4.65%, 05/19/2030 295 296
4.75%, 05/19/2033 445 441
5.11%, 05/19/2043 145 137
5.30%, 05/19/2053 225 212
5.34%, 05/19/2063 295 271
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 200 182
3.18%, 07/09/2050 200 133
5.30%, 07/05/2034 295 298
Takeda US Financing Inc
5.90%, 07/07/2055 200 202
Utah Acquisition Sub Inc
5.25%, 06/15/2046 170 144
Viatris Inc
2.70%, 06/22/2030 160 146
3.85%, 06/22/2040 120 94
4.00%, 06/22/2050 160 110
Wyeth LLC
5.95%, 04/01/2037 91 97
6.50%, 02/01/2034 144 158
Zoetis Inc
2.00%, 05/15/2030 350 317
3.00%, 05/15/2050 175 114
3.95%, 09/12/2047 5 4
4.15%, 08/17/2028 75 75
$ 22,933
Pipelines - 0 .90%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
5.55%, 10/30/2035 $ 85 $ 86
5.75%, 08/15/2034 300 309
6.05%, 11/30/2056
(e)
80 81
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 267
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 116
Enbridge Inc
2.50%, 08/01/2033 125 107
3.13%, 11/15/2029 155 148
3.40%, 08/01/2051 195 133
4.60%, 06/20/2028 95 95
5.30%, 04/05/2029 150 152
5.55%, 06/20/2035 105 107
5.70%, 03/08/2033 100 103
5.95%, 04/05/2054 150 150
6.70%, 11/15/2053 75 82
Energy Transfer LP
3.75%, 05/15/2030 160 154
4.95%, 01/15/2043 200 177
5.00%, 05/15/2044 175 154
5.25%, 04/15/2029 200 203
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 14
5.55%, 05/15/2034 155 157
5.70%, 04/01/2035 225 231
5.75%, 02/15/2033 80 83
6.05%, 09/01/2054 195 189
6.10%, 12/01/2028 295 304
6.13%, 12/15/2045 300 298
6.25%, 04/15/2049 125 125
6.30%, 01/15/2056 95 95
6.40%, 12/01/2030 145 153
6.50%, 02/01/2042 202 213
Enterprise Products Operating LLC
3.70%, 01/31/2051 250 184
4.25%, 02/15/2048 155 127
4.30%, 06/20/2028 75 75
4.60%, 01/15/2031 105 105
4.85%, 01/31/2034 155 154
4.85%, 08/15/2042 150 139
4.85%, 03/15/2044 215 196
4.90%, 05/15/2046 200 180
4.95%, 02/15/2035 110 109
5.20%, 01/15/2036 135 135
5.55%, 02/16/2055 110 107
6.45%, 09/01/2040 177 194
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 100 88
5.00%, 03/01/2043 100 90
6.38%, 03/01/2041 128 135
6.50%, 09/01/2039 112 120
6.95%, 01/15/2038 112 125
7.40%, 03/15/2031 177 196
Kinder Morgan Inc
2.00%, 02/15/2031 150 133
3.25%, 08/01/2050 155 103
3.60%, 02/15/2051 155 109
5.00%, 02/01/2029 155 156
5.05%, 02/15/2046 15 14
5.20%, 06/01/2033 150 152
5.40%, 02/01/2034 155 158
5.55%, 06/01/2045 50 48
5.85%, 06/01/2035 25 26
5.95%, 08/01/2054 140 141

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
4.25%, 12/01/2027 $ 100 $ 100
4.50%, 04/15/2038 220 199
4.70%, 04/15/2048 185 154
4.80%, 02/15/2031 100 100
4.90%, 04/15/2058 60 50
5.00%, 01/15/2033
(a)
100 99
5.20%, 03/01/2047 165 149
5.20%, 12/01/2047 100 90
5.50%, 06/01/2034 150 152
5.50%, 02/15/2049 170 157
5.95%, 04/01/2055 120 116
6.20%, 09/15/2055 35 35
ONEOK Inc
3.40%, 09/01/2029 100 96
4.25%, 09/24/2027 275 274
4.45%, 09/01/2049 250 200
4.75%, 10/15/2031 260 257
5.40%, 10/15/2035 55 55
5.70%, 11/01/2054 115 107
5.85%, 11/01/2064 115 107
6.05%, 09/01/2033 150 157
6.25%, 10/15/2055 70 70
6.63%, 09/01/2053 155 162
Plains All American Pipeline LP
5.95%, 06/15/2035 130 134
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 165
5.60%, 01/15/2036 105 105
Targa Resources Corp
4.90%, 09/15/2030 55 55
5.20%, 07/01/2027 130 131
5.40%, 07/30/2036 95 95
5.65%, 02/15/2036 55 56
6.13%, 03/15/2033 150 158
6.13%, 05/15/2055 85 85
6.15%, 03/01/2029 150 155
6.50%, 03/30/2034 150 162
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 110
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 298
5.60%, 03/31/2034 300 306
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
Western Midstream Operating LP
4.80%, 03/01/2031 95 94
5.45%, 11/15/2034 140 139
5.70%, 07/01/2036 80 80
6.15%, 04/01/2033 150 156
Williams Cos Inc/The
2.60%, 03/15/2031 150 136
3.50%, 10/15/2051 195 135
4.90%, 03/15/2029 155 156
5.10%, 09/15/2045 180 164
5.15%, 03/15/2036 190 187
5.30%, 08/15/2028 100 101
5.30%, 08/15/2052 175 160
5.65%, 03/15/2033 155 160
6.00%, 03/15/2055 105 105
6.30%, 04/15/2040 173 184
$ 15,257
Private Equity - 0 .05%
Brookfield Finance Inc
2.72%, 04/15/2031 190 173
3.50%, 03/30/2051 165 112
3.90%, 01/25/2028 200 198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity (continued)
Brookfield Finance Inc (continued)
5.33%, 01/15/2036 $ 100 $ 98
5.68%, 01/15/2035 150 152
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 109
$ 842
Regional Authority - 0 .31%
Province of Alberta Canada
1.30%, 07/22/2030 150 133
3.30%, 03/15/2028 135 133
4.30%, 11/02/2035 100 97
4.50%, 06/26/2029 150 151
Province of British Columbia Canada
1.30%, 01/29/2031 185 162
3.90%, 08/27/2030 160 158
4.05%, 04/23/2031 245 242
4.20%, 07/06/2033 200 196
4.70%, 01/24/2028 260 262
4.75%, 06/12/2034 100 101
4.80%, 11/15/2028 150 152
4.80%, 06/11/2035 100 101
Province of Manitoba Canada
1.50%, 10/25/2028 95 89
4.30%, 07/27/2033 150 148
Province of Ontario Canada
1.13%, 10/07/2030 125 110
2.13%, 01/21/2032 220 195
3.70%, 09/17/2029 150 147
3.80%, 01/29/2029 190 188
3.90%, 09/04/2030 105 103
4.05%, 04/16/2031 175 173
4.20%, 01/18/2029 150 150
4.45%, 11/20/2035 95 93
4.70%, 01/15/2030 260 263
4.85%, 06/11/2035 110 112
4.85%, 05/29/2036 170 172
Province of Quebec Canada
1.35%, 05/28/2030 180 161
3.63%, 04/13/2028 150 148
3.88%, 01/14/2031 190 187
4.25%, 09/05/2034 140 137
4.50%, 04/03/2029 305 307
4.50%, 09/08/2033 150 150
4.63%, 08/28/2035 105 105
4.63%, 06/03/2036 170 169
7.50%, 09/15/2029 64 70
$ 5,265
REITs - 0 .81%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 80 75
2.95%, 03/15/2034 195 166
3.38%, 08/15/2031 115 106
4.90%, 12/15/2030 80 80
5.15%, 04/15/2053 150 132
5.25%, 03/15/2036 90 88
American Homes 4 Rent LP
4.95%, 06/15/2030 75 75
American Tower Corp
1.88%, 10/15/2030 165 146
2.90%, 01/15/2030 160 150
3.70%, 10/15/2049 165 120
4.70%, 12/15/2032 65 64
5.25%, 07/15/2028 150 152
5.35%, 03/15/2035 105 106
5.65%, 03/15/2033 80 83
5.90%, 11/15/2033 75 78

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
AvalonBay Communities Inc
1.90%, 12/01/2028 $ 200 $ 188
2.30%, 03/01/2030 160 148
4.35%, 12/01/2030 95 94
5.00%, 02/15/2033 80 81
5.00%, 08/01/2035 105 104
5.35%, 06/01/2034 150 153
Boston Properties LP
2.55%, 04/01/2032 155 135
2.90%, 03/15/2030 215 200
Brixmor Operating Partnership LP
5.38%, 06/15/2036 85 85
COPT Defense Properties LP
2.75%, 04/15/2031 195 177
Crown Castle Inc
2.50%, 07/15/2031 95 84
3.10%, 11/15/2029 150 142
3.25%, 01/15/2051
(a)
95 63
3.30%, 07/01/2030 80 75
4.00%, 11/15/2049 110 82
4.90%, 09/01/2029 95 95
5.00%, 01/11/2028 150 151
5.10%, 05/01/2033 145 144
CubeSmart LP
2.00%, 02/15/2031 125 110
2.25%, 12/15/2028 200 189
5.13%, 11/01/2035 95 94
Digital Realty Trust LP
5.55%, 01/15/2028 120 122
Equinix Europe 2 Financing Corp LLC
4.70%, 03/15/2033 90 88
Equinix Inc
1.80%, 07/15/2027 160 156
2.50%, 05/15/2031 195 175
3.20%, 11/18/2029 260 248
ERP Operating LP
2.50%, 02/15/2030 125 116
4.65%, 09/15/2034 105 102
Essex Portfolio LP
3.00%, 01/15/2030 170 160
4.00%, 03/01/2029 150 148
5.50%, 04/01/2034 140 143
Extra Space Storage LP
2.20%, 10/15/2030 85 76
2.40%, 10/15/2031 100 88
4.95%, 01/15/2033 100 99
5.40%, 02/01/2034 80 81
5.40%, 06/15/2035 100 101
5.50%, 07/01/2030 150 154
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 163
5.25%, 02/15/2033 100 98
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 149
Healthpeak OP LLC
2.13%, 12/01/2028 165 156
3.00%, 01/15/2030 150 141
5.25%, 12/15/2032 75 76
6.75%, 02/01/2041 75 82
Kilroy Realty LP
2.50%, 11/15/2032 165 137
Kimco Realty OP LLC
2.25%, 12/01/2031 195 172
2.70%, 10/01/2030 165 153
3.70%, 10/01/2049 80 60
4.60%, 02/01/2033 90 89
5.30%, 02/01/2036 105 106
6.40%, 03/01/2034 115 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Mid-America Apartments LP
1.70%, 02/15/2031 $ 125 $ 109
5.30%, 02/15/2032 150 153
NNN REIT Inc
4.60%, 02/15/2031 105 104
4.80%, 10/15/2048 200 176
Prologis LP
1.75%, 07/01/2030 160 143
2.88%, 11/15/2029
(a)
75 71
3.00%, 04/15/2050 110 73
4.00%, 09/15/2028 200 198
4.88%, 06/15/2028 150 151
4.90%, 06/15/2036 85 83
5.25%, 05/15/2035 105 106
5.25%, 03/15/2054 145 137
Public Storage Operating Co
1.85%, 05/01/2028 180 172
5.00%, 07/01/2035 105 105
5.10%, 08/01/2033 75 76
5.13%, 01/15/2029
(a)
150 153
Realty Income Corp
2.10%, 03/15/2028 95 91
2.20%, 06/15/2028 180 172
3.10%, 12/15/2029 195 186
3.25%, 01/15/2031 85 80
4.75%, 02/15/2029 155 156
4.85%, 03/15/2030 150 151
4.90%, 07/15/2033 75 75
5.38%, 09/01/2054 140 136
Simon Property Group LP
1.75%, 02/01/2028 100 96
2.45%, 09/13/2029 140 131
2.65%, 02/01/2032 100 89
3.25%, 09/13/2049 140 96
4.25%, 11/30/2046 130 108
4.30%, 01/15/2031 95 93
4.38%, 10/01/2030 100 99
4.75%, 09/26/2034 135 132
6.75%, 02/01/2040 25 28
Store Capital LLC
4.95%, 02/11/2031 85 84
UDR Inc
3.20%, 01/15/2030 165 157
Ventas Realty LP
3.00%, 01/15/2030 200 189
5.00%, 02/15/2036
(a)
95 93
5.10%, 07/15/2032 105 106
5.63%, 07/01/2034 150 154
VICI Properties LP
4.75%, 04/01/2028 55 55
5.13%, 11/15/2031 265 264
Welltower OP LLC
2.75%, 01/15/2032 195 176
4.13%, 03/15/2029 150 148
4.50%, 07/01/2030 105 104
5.13%, 07/01/2035 100 100
Weyerhaeuser Co
7.38%, 03/15/2032 85 95
WP Carey Inc
4.65%, 07/15/2030 100 99
$ 13,731
Retail - 0 .54%
AutoZone Inc
1.65%, 01/15/2031 165 144
5.10%, 07/15/2029 300 304
Dollar Tree Inc
4.20%, 05/15/2028 185 184

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
1.88%, 09/15/2031 $ 195 $ 171
2.95%, 06/15/2029 220 211
3.50%, 09/15/2056 305 211
3.90%, 06/15/2047 30 23
3.95%, 09/15/2030 105 103
4.20%, 04/01/2043 260 222
4.25%, 04/01/2046 340 284
4.40%, 03/15/2045 160 137
4.85%, 06/25/2031 170 172
4.95%, 06/25/2034 300 301
4.95%, 09/15/2052 160 145
5.30%, 06/25/2054
(a)
300 284
Lowe's Cos Inc
1.30%, 04/15/2028 165 156
1.70%, 10/15/2030 165 146
3.00%, 10/15/2050 50 32
3.65%, 04/05/2029 125 122
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 185
4.00%, 10/15/2028 155 153
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 153
4.38%, 09/15/2045 300 249
4.85%, 10/15/2035 155 151
5.00%, 04/15/2033 160 161
5.00%, 04/15/2040 160 153
5.63%, 04/15/2053 160 154
5.75%, 07/01/2053 155 152
McDonald's Corp
2.13%, 03/01/2030 160 147
2.63%, 09/01/2029 105 99
3.50%, 07/01/2027 160 159
3.63%, 09/01/2049 115 84
3.70%, 02/15/2042 128 103
4.60%, 05/15/2030 100 100
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 125 113
4.95%, 08/14/2033 150 152
5.00%, 02/13/2036 105 105
5.15%, 09/09/2052 150 137
6.30%, 10/15/2037 262 285
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 74
4.35%, 06/01/2028 300 299
Starbucks Corp
3.00%, 02/14/2032 135 123
4.45%, 08/15/2049 300 248
Target Corp
2.35%, 02/15/2030 160 149
2.95%, 01/15/2052 175 112
4.50%, 09/15/2032
(a)
120 120
4.50%, 09/15/2034
(a)
135 131
4.80%, 01/15/2053
(a)
150 134
Walmart Inc
1.50%, 09/22/2028 95 90
2.50%, 09/22/2041 195 140
2.95%, 09/24/2049 145 97
3.90%, 04/15/2028 225 224
3.95%, 06/28/2038 185 170
4.10%, 04/15/2033 95 92
4.15%, 04/30/2031 85 84
4.50%, 09/09/2052 235 204
4.75%, 04/30/2036 85 84
4.90%, 04/28/2035 110 111
$ 9,118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .69%
Analog Devices Inc
2.10%, 10/01/2031 $ 135 $ 119
4.25%, 06/15/2028 55 55
4.50%, 06/15/2030 55 55
5.30%, 04/01/2054 150 143
Applied Materials Inc
1.75%, 06/01/2030 160 144
4.35%, 04/01/2047 40 34
4.60%, 01/15/2036
(a)
100 97
4.80%, 06/15/2029 120 121
5.10%, 10/01/2035
(a)
250 252
Broadcom Inc
3.14%, 11/15/2035
(e)
640 544
3.19%, 11/15/2036
(e)
14 12
3.42%, 04/15/2033 460 419
3.47%, 04/15/2034 350 314
3.50%, 02/15/2041 200 160
3.75%, 02/15/2051 50 37
4.15%, 11/15/2030 121 118
4.20%, 10/15/2030 130 127
4.30%, 11/15/2032 185 179
4.35%, 02/15/2030 210 208
4.55%, 02/15/2032 75 74
4.60%, 07/15/2030 155 155
4.75%, 04/15/2029 370 372
4.80%, 02/15/2036 130 126
5.15%, 11/15/2031 75 76
5.20%, 04/15/2032 255 260
5.20%, 07/15/2035 100 100
5.70%, 01/15/2056 95 94
Intel Corp
2.00%, 08/12/2031 190 166
2.45%, 11/15/2029 310 288
3.25%, 11/15/2049 155 101
3.73%, 12/08/2047 240 173
3.75%, 08/05/2027 175 174
4.00%, 08/05/2029 205 201
4.15%, 08/05/2032 175 168
4.25%, 12/15/2042 200 166
4.60%, 03/25/2040 160 144
4.80%, 10/01/2041 77 69
5.00%, 08/15/2033 85 84
5.20%, 02/10/2033 130 131
5.60%, 02/21/2054 225 210
5.63%, 02/10/2043 130 126
5.70%, 02/10/2053 255 241
6.20%, 05/15/2066 85 85
KLA Corp
4.70%, 02/01/2034 155 153
4.95%, 07/15/2052 355 322
Lam Research Corp
1.90%, 06/15/2030 155 140
2.88%, 06/15/2050 235 152
Marvell Technology Inc
2.45%, 04/15/2028 380 366
4.75%, 07/15/2030 45 45
4.88%, 06/22/2028 300 301
5.45%, 07/15/2035 35 36
Micron Technology Inc
2.70%, 04/15/2032 290 260
NVIDIA Corp
1.55%, 06/15/2028 190 180
4.25%, 06/15/2028 165 165
4.35%, 06/15/2029 215 214
4.50%, 06/15/2031 165 164
4.75%, 06/15/2033 165 165
4.95%, 06/15/2036 165 164
5.63%, 06/15/2056 165 164

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 $ 385 $ 345
4.30%, 08/19/2028 100 99
QUALCOMM Inc
1.30%, 05/20/2028 101 95
4.50%, 05/20/2030
(a)
105 105
4.65%, 05/20/2035 115 113
4.80%, 05/20/2045 215 192
6.00%, 05/20/2053 155 158
Texas Instruments Inc
1.75%, 05/04/2030 125 113
4.15%, 05/15/2048 105 86
4.50%, 05/23/2030
(a)
105 105
4.60%, 02/15/2028 150 151
5.00%, 03/14/2053 155 142
5.15%, 02/08/2054 155 146
$ 11,763
Software - 0 .75%
Fidelity National Information Services Inc
4.45%, 03/10/2028 230 229
4.55%, 03/10/2029 80 79
4.80%, 03/10/2031 60 59
5.10%, 07/15/2032 130 130
Fiserv Inc
3.50%, 07/01/2029 310 298
4.75%, 03/15/2030 95 94
5.15%, 08/12/2034 45 44
5.25%, 08/11/2035 105 102
5.35%, 03/15/2031 155 156
5.45%, 03/02/2028 365 369
5.63%, 08/21/2033 155 157
Intuit Inc
5.13%, 09/15/2028 150 152
5.50%, 06/15/2036 85 85
5.50%, 09/15/2053
(a)
110 99
Microsoft Corp
2.53%, 06/01/2050 392 233
2.68%, 06/01/2060 459 253
3.45%, 08/08/2036 358 319
Oracle Corp
2.30%, 03/25/2028 385 368
2.88%, 03/25/2031 195 174
2.95%, 04/01/2030 150 138
3.60%, 04/01/2040 150 109
3.60%, 04/01/2050 150 91
3.65%, 03/25/2041 195 140
3.80%, 11/15/2037 250 200
3.90%, 05/15/2035 600 509
3.95%, 03/25/2051 195 125
4.00%, 07/15/2046 430 290
4.10%, 03/25/2061 190 116
4.20%, 09/27/2029 135 131
4.30%, 07/08/2034 315 281
4.38%, 05/15/2055 410 274
4.45%, 09/26/2030 70 68
4.50%, 05/06/2028 130 129
4.55%, 02/04/2029 285 281
4.65%, 05/06/2030 265 260
4.70%, 09/27/2034 135 124
4.80%, 09/26/2032 70 67
4.95%, 02/04/2031 190 186
5.20%, 09/26/2035 140 131
5.25%, 02/03/2032 255 251
5.35%, 05/04/2033 190 185
5.38%, 09/27/2054 135 106
5.50%, 09/27/2064 135 104
5.55%, 02/06/2053 125 101
5.70%, 02/04/2036 190 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp (continued)
5.88%, 09/26/2045 $ 140 $ 123
5.95%, 09/26/2055 175 149
6.00%, 08/03/2055 255 217
6.13%, 08/03/2065 255 214
6.15%, 11/09/2029 55 56
6.25%, 11/09/2032 115 118
6.55%, 02/04/2046 190 179
6.85%, 02/04/2066 190 177
6.90%, 11/09/2052 115 110
Roper Technologies Inc
2.95%, 09/15/2029 95 90
4.25%, 09/15/2028 100 99
4.75%, 02/15/2032 85 84
4.90%, 10/15/2034 85 82
5.10%, 09/15/2035 100 97
Salesforce Inc
2.70%, 07/15/2041 190 130
2.90%, 07/15/2051 195 114
4.50%, 03/15/2028 275 275
4.90%, 09/15/2031 185 185
5.20%, 03/15/2033 185 185
5.55%, 03/15/2036 275 275
6.40%, 03/15/2046 185 187
6.55%, 03/15/2056 185 185
Synopsys Inc
4.65%, 04/01/2028 245 245
4.85%, 04/01/2030 120 120
5.15%, 04/01/2035 245 244
5.70%, 04/01/2055 85 82
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 151
VMware LLC
1.80%, 08/15/2028 285 270
2.20%, 08/15/2031 385 339
$ 12,763
Sovereign - 1 .47%
Canada Government International Bond
3.75%, 04/26/2028 265 263
4.00%, 03/18/2030 200 199
4.25%, 05/28/2031 170 170
4.63%, 04/30/2029 305 309
Chile Government International Bond
2.45%, 01/31/2031 270 245
2.55%, 01/27/2032 275 244
3.10%, 05/07/2041 250 191
3.24%, 02/06/2028 200 196
3.86%, 06/21/2047
(a)
300 236
4.95%, 01/05/2036 276 273
Export Development Canada
3.75%, 09/07/2027 135 134
3.88%, 02/14/2028 205 204
4.00%, 06/20/2030 100 99
4.13%, 02/13/2029 205 205
4.75%, 06/05/2034 150 154
Export-Import Bank of Korea
3.75%, 09/22/2030 200 195
4.00%, 09/11/2029 275 272
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 200
5.13%, 09/18/2028 200 203
Indonesia Government International Bond
2.15%, 07/28/2031 200 175
2.85%, 02/14/2030 200 187
3.05%, 03/12/2051 200 128
3.50%, 01/11/2028 200 198
4.20%, 10/15/2050 250 197
4.35%, 02/21/2031 200 196

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
(continued)
4.55%, 01/11/2028 $ 200 $ 200
4.75%, 02/11/2029 200 201
4.75%, 09/10/2034 200 193
4.90%, 04/16/2036 200 193
5.10%, 02/10/2054 200 184
5.15%, 09/10/2054 200 184
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 200 145
5.00%, 01/13/2036 200 195
5.38%, 02/19/2030 200 202
5.50%, 03/12/2034 230 233
5.75%, 03/12/2054 230 220
5.88%, 01/13/2056 200 194
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 174
1.88%, 04/15/2031 200 178
2.13%, 02/16/2029 200 189
4.63%, 07/22/2027 260 261
4.63%, 07/19/2028 200 201
4.63%, 07/02/2036
(h)
200 199
4.88%, 10/18/2028 200 202
Japan International Cooperation Agency
4.38%, 05/28/2031 200 200
4.75%, 05/21/2029 200 202
Korea International Bond
1.00%, 09/16/2030 200 175
3.88%, 09/20/2048 250 211
Mexico Government International Bond
2.66%, 05/24/2031 200 176
3.25%, 04/16/2030 200 186
3.50%, 02/12/2034 200 170
3.75%, 01/11/2028 250 247
3.77%, 05/24/2061 200 120
4.50%, 04/22/2029 300 296
4.50%, 01/31/2050 200 148
4.60%, 02/10/2048 450 340
4.75%, 03/08/2044 276 222
5.38%, 03/22/2033 200 195
5.55%, 01/21/2045 300 270
5.63%, 02/09/2034 200 197
5.85%, 07/02/2032 200 202
6.00%, 05/07/2036 280 279
6.05%, 01/11/2040 134 130
6.13%, 02/09/2038 200 196
6.25%, 08/27/2037 200 200
6.34%, 05/04/2053 200 187
6.35%, 02/09/2035 200 204
6.40%, 05/07/2054 300 282
6.75%, 02/09/2056 200 196
6.88%, 05/13/2037 260 272
7.38%, 05/13/2055 260 275
Panama Government International Bond
2.25%, 09/29/2032 200 168
3.30%, 01/19/2033 200 177
3.87%, 07/23/2060 340 234
4.30%, 04/29/2053 200 154
4.50%, 04/16/2050 200 160
5.66%, 02/23/2038 200 199
6.70%, 01/26/2036 224 241
6.85%, 03/28/2054
(a)
200 216
Peruvian Government International Bond
1.86%, 12/01/2032 200 166
2.78%, 01/23/2031 145 133
2.78%, 12/01/2060 180 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
(continued)
3.30%, 03/11/2041 $ 85 $ 66
3.55%, 03/10/2051 100 70
5.50%, 03/30/2036 110 111
5.63%, 11/18/2050 203 198
5.88%, 08/08/2054 145 144
6.55%, 03/14/2037 126 138
8.75%, 11/21/2033 192 234
Philippine Government International Bond
2.46%, 05/05/2030 250 231
2.65%, 12/10/2045 200 128
3.70%, 02/02/2042 230 185
4.25%, 07/27/2031 200 196
4.75%, 03/05/2035 275 266
5.00%, 07/17/2033 200 200
5.33%, 06/24/2036 200 200
5.50%, 02/04/2035 200 204
5.50%, 01/17/2048 200 192
5.60%, 05/14/2049 200 196
5.75%, 01/27/2051 200 200
9.50%, 02/02/2030 300 348
Republic of Italy Government International Bond
2.88%, 10/17/2029 200 191
3.88%, 05/06/2051 200 148
5.38%, 06/15/2033 130 135
Republic of Poland Government International Bond
4.88%, 02/12/2030 320 324
4.88%, 10/04/2033 300 298
5.13%, 09/18/2034 200 201
5.38%, 04/14/2036 175 177
5.50%, 03/18/2054 210 199
6.13%, 04/14/2056 90 92
State of Israel
2.50%, 01/15/2030 200 184
3.38%, 01/15/2050 200 133
Svensk Exportkredit AB
3.63%, 03/12/2029 200 197
3.75%, 09/13/2027 275 274
3.75%, 07/29/2030 200 196
4.13%, 06/14/2028 295 294
Tennessee Valley Authority
3.50%, 12/15/2042 100 83
3.88%, 03/15/2028 110 110
4.25%, 09/15/2065 100 82
4.63%, 09/15/2060 140 124
4.88%, 05/15/2035 110 112
5.25%, 09/15/2039
(a)
126 131
5.38%, 04/01/2056 79 80
5.88%, 04/01/2036 125 138
Uruguay Government International Bond
4.13%, 11/20/2045 100 86
4.38%, 10/27/2027 133 133
4.98%, 04/20/2055 100 91
5.10%, 06/18/2050 265 248
5.44%, 02/14/2037 115 118
5.75%, 10/28/2034 150 157
$ 25,001
Supranational Bank - 1 .26%
African Development Bank
3.50%, 09/18/2029 150 147
3.63%, 03/03/2031
(a)
90 88
3.88%, 06/12/2028 110 109
4.00%, 03/18/2030 125 124
4.13%, 01/22/2036 95 92
4.38%, 03/14/2028 180 181

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank
1.25%, 06/09/2028 $ 100 $ 95
1.50%, 03/04/2031 195 173
1.75%, 09/19/2029 325 301
1.88%, 03/15/2029 190 179
2.75%, 01/19/2028 250 245
3.13%, 08/20/2027 225 222
3.13%, 04/27/2032 165 155
3.63%, 08/28/2029 220 216
3.75%, 04/25/2028 150 149
3.75%, 08/28/2030 125 123
3.88%, 09/28/2032 100 98
3.88%, 06/14/2033 145 141
4.00%, 01/12/2033 150 147
4.13%, 05/30/2030 225 224
4.25%, 05/28/2031 125 125
4.25%, 01/14/2036 190 187
4.38%, 01/14/2028 130 130
4.38%, 03/06/2029 200 201
4.38%, 03/22/2035 110 110
4.50%, 08/25/2028 215 216
5.82%, 06/16/2028 15 15
6.38%, 10/01/2028 51 53
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 210 208
3.75%, 09/14/2027 160 159
3.88%, 04/22/2031 95 94
4.13%, 01/18/2029 175 175
4.13%, 01/14/2036 95 93
4.50%, 01/16/2030 125 126
4.50%, 05/21/2035 65 65
Council Of Europe Development Bank
3.63%, 01/26/2028 150 149
4.00%, 05/21/2029 85 85
4.50%, 01/15/2030 195 197
European Bank for Reconstruction & Development
4.13%, 01/25/2029 150 150
4.25%, 05/29/2031 125 125
4.38%, 03/09/2028 245 246
European Investment Bank
0.63%, 10/21/2027 135 129
1.25%, 02/14/2031 355 311
1.63%, 05/13/2031 120 106
1.75%, 03/15/2029 200 188
3.25%, 11/15/2027 165 163
3.63%, 07/15/2030 300 294
3.75%, 05/15/2029 170 168
3.75%, 11/15/2029 240 237
3.75%, 03/13/2031 190 186
3.75%, 02/14/2033 305 295
3.88%, 03/15/2028 280 279
3.88%, 06/15/2028 180 179
3.88%, 10/15/2030 210 207
4.00%, 02/15/2029 335 333
4.13%, 02/13/2034 230 226
4.25%, 08/16/2032 220 220
4.25%, 02/08/2036 190 187
4.38%, 10/10/2031 300 302
4.38%, 08/16/2033 210 211
4.50%, 10/16/2028 305 307
4.50%, 03/14/2030 215 217
4.63%, 02/12/2035 155 157
4.75%, 06/15/2029 305 310
Inter-American Development Bank
0.63%, 09/16/2027 165 158
1.13%, 07/20/2028 195 183
1.13%, 01/13/2031 285 249
2.38%, 07/07/2027 150 147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank (continued)
3.13%, 09/18/2028 $ 125 $ 122
3.50%, 09/14/2029 320 313
3.50%, 04/12/2033 150 143
3.75%, 06/14/2030 225 221
4.00%, 01/12/2028 150 150
4.13%, 02/15/2029 155 155
4.13%, 01/23/2036 190 185
4.25%, 08/11/2031 170 170
4.38%, 07/17/2034 145 145
4.38%, 07/16/2035 105 104
4.38%, 01/24/2044 50 46
4.50%, 02/15/2030 260 262
4.50%, 09/13/2033 100 101
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 215 205
0.75%, 08/26/2030 210 183
1.25%, 02/10/2031 260 228
1.38%, 04/20/2028 305 290
1.63%, 11/03/2031 385 337
1.75%, 10/23/2029 275 254
2.50%, 03/29/2032 255 232
3.50%, 07/12/2028 300 296
3.50%, 10/28/2030 195 190
3.63%, 05/05/2028 110 109
3.63%, 09/21/2029 315 310
3.88%, 10/16/2029 265 262
3.88%, 02/14/2030 305 302
3.88%, 08/28/2034 140 135
4.00%, 07/25/2030 225 223
4.00%, 01/10/2031 300 297
4.00%, 05/06/2032 170 168
4.13%, 03/20/2030 365 364
4.38%, 08/27/2035 210 209
4.50%, 04/10/2031 235 238
4.50%, 05/20/2036 250 251
4.63%, 08/01/2028 300 303
4.63%, 01/15/2032 260 264
4.75%, 11/14/2033 200 205
International Finance Corp
3.50%, 01/22/2029 95 93
3.88%, 07/02/2030 200 198
4.25%, 07/02/2029 200 200
4.50%, 01/21/2028 140 141
4.50%, 07/13/2028 120 121
Nordic Investment Bank
3.38%, 09/08/2027 325 322
4.25%, 02/28/2029 200 200
$ 21,314
Telecommunications - 1 .01%
America Movil SAB de CV
4.38%, 04/22/2049 250 209
6.13%, 03/30/2040 102 106
6.38%, 03/01/2035 200 217
AT&T Inc
1.65%, 02/01/2028 155 148
2.75%, 06/01/2031 310 282
3.10%, 02/01/2043 240 172
3.50%, 09/15/2053 629 408
3.55%, 09/15/2055 533 343
3.65%, 06/01/2051 395 269
3.65%, 09/15/2059 757 484
4.10%, 02/15/2028 81 80
4.30%, 12/15/2042 221 182
4.35%, 03/01/2029 300 298
4.35%, 06/15/2045 260 209
4.40%, 04/30/2031 190 187

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc (continued)
4.50%, 03/09/2048 $ 290 $ 232
4.75%, 04/30/2033 95 93
4.90%, 11/01/2035 100 97
5.25%, 10/30/2036 85 83
5.38%, 08/15/2035 105 106
5.40%, 02/15/2034 295 299
5.55%, 11/01/2045 205 193
5.85%, 04/30/2046 95 92
6.05%, 08/15/2056 105 102
6.30%, 10/30/2066 170 168
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 155 155
British Telecommunications Ltd
9.62%, 12/15/2030 327 386
Cisco Systems Inc
4.95%, 02/24/2032 225 228
5.05%, 02/26/2034 305 308
5.30%, 02/26/2054 305 288
5.50%, 01/15/2040 170 173
Corning Inc
4.38%, 11/15/2057 300 240
4.75%, 03/15/2042 102 93
Deutsche Telekom International Finance BV
8.25%, 06/15/2030 391 440
Juniper Networks Inc
2.00%, 12/10/2030 185 163
Motorola Solutions Inc
4.85%, 08/15/2030 105 105
5.20%, 08/15/2032 105 106
Orange SA
5.38%, 01/13/2042 102 99
Rogers Communications Inc
3.80%, 03/15/2032 195 182
5.00%, 02/15/2029 155 156
Sprint Capital Corp
6.88%, 11/15/2028 295 309
Telefonica Emisiones SA
5.21%, 03/08/2047 360 320
7.05%, 06/20/2036 545 603
T-Mobile USA Inc
2.05%, 02/15/2028 160 154
2.25%, 11/15/2031 175 154
2.40%, 03/15/2029 155 146
2.55%, 02/15/2031 245 222
3.30%, 02/15/2051 155 101
3.40%, 10/15/2052 200 131
3.88%, 04/15/2030 295 286
4.20%, 10/01/2029 135 133
4.38%, 04/15/2040 150 132
4.50%, 04/15/2050 145 117
4.80%, 07/15/2028 150 151
4.95%, 03/15/2028 90 91
4.95%, 11/15/2035 90 88
5.00%, 02/15/2036 95 93
5.05%, 07/15/2033 150 150
5.13%, 05/15/2032 130 131
5.15%, 04/15/2034 155 155
5.20%, 01/15/2033 125 126
5.25%, 06/15/2055 135 120
5.50%, 01/15/2055 155 142
5.65%, 01/15/2053 135 127
5.70%, 01/15/2056 100 95
5.75%, 01/15/2034 75 78
5.75%, 01/15/2054 150 143
6.00%, 06/15/2054 75 74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
1.50%, 09/18/2030
(a)
$ 225 $ 198
1.68%, 10/30/2030 223 197
1.75%, 01/20/2031 205 180
2.55%, 03/21/2031 385 350
2.65%, 11/20/2040 135 95
2.88%, 11/20/2050 360 220
2.99%, 10/30/2056 382 225
3.00%, 11/20/2060 80 46
3.55%, 03/22/2051 385 267
3.70%, 03/22/2061 190 127
3.85%, 11/01/2042 125 100
4.33%, 09/21/2028 159 159
4.40%, 11/01/2034 300 284
4.50%, 08/10/2033 235 227
4.75%, 01/15/2033 95 94
4.81%, 03/15/2039 185 172
5.00%, 01/15/2036 65 63
5.25%, 04/02/2035 120 120
5.75%, 11/30/2045 190 185
5.88%, 11/30/2055 155 150
6.00%, 11/30/2065 95 92
6.20%, 05/14/2056
(f)
85 86
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
Vodafone Group PLC
4.80%, 06/18/2031 80 79
5.35%, 06/18/2036 80 79
5.63%, 02/10/2053 150 139
5.75%, 06/28/2054 150 142
5.88%, 06/28/2064 150 142
6.15%, 02/27/2037 72 76
$ 17,047
Transportation - 0 .43%
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051 200 137
3.55%, 02/15/2050 115 84
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 83
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 175 168
5.20%, 04/15/2054 150 140
5.50%, 03/15/2055 150 146
5.80%, 03/15/2056 105 106
Canadian National Railway Co
3.65%, 02/03/2048 75 57
3.85%, 08/05/2032 175 167
4.38%, 09/18/2034 110 106
4.75%, 11/12/2035 95 93
4.95%, 05/12/2036 85 85
Canadian Pacific Railway Co
3.10%, 12/02/2051 190 124
4.80%, 03/30/2030
(a)
85 85
4.80%, 09/15/2035 285 280
5.50%, 03/15/2056 90 87
CSX Corp
2.40%, 02/15/2030 65 60
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 99
3.80%, 11/01/2046 30 23
4.30%, 03/01/2048 105 87
4.50%, 11/15/2052 155 130
4.75%, 05/30/2042 137 126
4.90%, 03/15/2055 135 121
5.05%, 06/15/2035 95 95
5.20%, 11/15/2033 150 153

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
FedEx Corp
3.10%, 08/05/2029 $ 315 $ 301
3.88%, 08/01/2042 100 83
4.40%, 01/15/2047 205 175
4.55%, 04/01/2046 400 349
4.75%, 11/15/2045 130 117
Fedex Freight Holding Co Inc
4.65%, 03/15/2031
(a),(e)
65 64
4.95%, 03/15/2033
(e)
95 93
Norfolk Southern Corp
2.30%, 05/15/2031 195 175
2.55%, 11/01/2029 155 145
3.94%, 11/01/2047 198 155
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 93
5.35%, 08/01/2054 120 113
Ryder System Inc
4.95%, 09/01/2029 140 141
Union Pacific Corp
2.38%, 05/20/2031 100 90
2.80%, 02/14/2032 185 169
2.89%, 04/06/2036 210 177
3.38%, 02/14/2042 190 149
3.80%, 10/01/2051 182 137
3.80%, 04/06/2071 175 120
3.84%, 03/20/2060 225 162
4.50%, 01/20/2033 80 79
4.95%, 09/09/2052 80 73
5.60%, 12/01/2054 75 74
United Parcel Service Inc
2.50%, 09/01/2029 125 118
3.40%, 09/01/2049 220 155
4.65%, 10/15/2030 105 106
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 99
5.15%, 05/22/2034
(a)
150 153
5.20%, 04/01/2040 125 123
5.50%, 05/22/2054 150 145
5.95%, 05/14/2055 105 107
6.20%, 01/15/2038 23 25
$ 7,270
Trucking & Leasing - 0 .03%
GATX Corp
1.90%, 06/01/2031 380 332
5.50%, 06/15/2035 100 101
$ 433
Water - 0 .07%
American Water Capital Corp
2.30%, 06/01/2031 195 174
3.25%, 06/01/2051 195 131
3.75%, 09/01/2047 180 137
4.45%, 06/01/2032 110 108
4.63%, 06/01/2029 85 85
5.70%, 09/01/2055 45 44
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 170
5.25%, 08/15/2035 105 105
5.30%, 05/01/2052 90 83
5.38%, 01/15/2034 80 81
$ 1,124
TOTAL BONDS $ 470,197
MUNICIPAL BONDS - 0 .53%
Principal
Amount (000's) Value (000's)
California - 0 .17%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 313
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California State University
2.98%, 11/01/2051 $ 160 $ 111
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 159
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 263
San Diego County Water Authority
6.14%, 05/01/2049 255 260
State of California
3.50%, 04/01/2028 165 163
7.30%, 10/01/2039 375 428
7.35%, 11/01/2039 500 573
7.60%, 11/01/2040 180 215
7.63%, 03/01/2040 280 331
$ 2,816
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 376
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 140 149
7.06%, 04/01/2057 183 202
$ 351
Illinois - 0 .07%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 176 194
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 68 71
County of Cook IL
6.23%, 11/15/2034 102 108
State of Illinois
5.10%, 06/01/2033 797 806
7.35%, 07/01/2035 50 53
$ 1,232
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
519 538
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 210 230
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 168
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 133
$ 1,069
New York - 0 .05%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 70 77
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 264
New York State Dormitory Authority
5.60%, 03/15/2040 20 20
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 339
6.04%, 12/01/2029 50 53
$ 778
Ohio - 0 .00%
American Municipal Power Inc
6.27%, 02/15/2050 64 66

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania - 0 .03%
State Public School Building Authority
5.00%, 09/15/2027 $ 482 $ 485
Texas - 0 .11%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 139
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 46
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 77
Dallas County Hospital District
5.62%, 08/15/2044 83 83
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 302
State of Texas
4.68%, 04/01/2040 100 94
5.52%, 04/01/2039 380 385
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 638
$ 1,815
TOTAL MUNICIPAL BONDS $ 9,016
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .58%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .05%
2.00%, 03/01/2032 $ 42 $ 39
2.50%, 10/01/2027 6 6
2.50%, 03/01/2028 23 22
2.50%, 06/01/2028 38 37
2.50%, 06/01/2028 14 14
2.50%, 07/01/2028 28 27
2.50%, 10/01/2028 14 13
2.50%, 10/01/2028 4 4
2.50%, 10/01/2029 46 45
2.50%, 12/01/2029 58 57
2.50%, 09/01/2030 121 117
2.50%, 01/01/2031 136 131
2.50%, 01/01/2031 9 9
2.50%, 02/01/2031 15 14
2.50%, 03/01/2031 42 41
2.50%, 12/01/2031 59 56
2.50%, 12/01/2031 52 50
2.50%, 02/01/2032 69 66
2.50%, 03/01/2032 91 87
2.50%, 11/01/2032 170 162
2.50%, 02/01/2033 42 41
2.50%, 03/01/2033 125 119
2.50%, 03/01/2033 39 37
2.50%, 04/01/2033 61 58
2.50%, 05/01/2033 25 24
2.50%, 06/01/2033 42 40
2.50%, 11/01/2036 44 40
2.50%, 03/01/2043 49 43
3.00%, 01/01/2027 3 3
3.00%, 03/01/2027 2 2
3.00%, 05/01/2027 4 4
3.00%, 10/01/2028 30 29
3.00%, 07/01/2029 45 44
3.00%, 08/01/2029 21 20
3.00%, 10/01/2029 13 13
3.00%, 11/01/2029 22 22
3.00%, 07/01/2030 57 56
3.00%, 09/01/2030 81 79
3.00%, 11/01/2030 14 14
3.00%, 11/01/2030 22 22
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2031 $ 30 $ 29
3.00%, 04/01/2031 74 72
3.00%, 02/01/2032 15 14
3.00%, 05/01/2032 26 25
3.00%, 12/01/2032 114 110
3.00%, 12/01/2032 107 103
3.00%, 01/01/2033 154 148
3.00%, 02/01/2033 90 87
3.00%, 03/01/2033 47 45
3.00%, 04/01/2033 54 52
3.00%, 04/01/2033 42 40
3.00%, 06/01/2033 34 32
3.00%, 09/01/2033 48 46
3.00%, 09/01/2033 55 52
3.00%, 12/01/2034 13 12
3.00%, 01/01/2035 9 8
3.00%, 02/01/2035 13 13
3.00%, 05/01/2035 113 107
3.00%, 02/01/2036 27 25
3.00%, 09/01/2036 28 26
3.00%, 02/01/2037 38 36
3.00%, 05/01/2037 38 36
3.00%, 06/01/2037 38 36
3.00%, 07/01/2037 61 57
3.00%, 09/01/2037 13 13
3.00%, 01/01/2043 98 89
3.00%, 01/01/2043 87 79
3.00%, 02/01/2043 426 387
3.00%, 03/01/2043 257 233
3.00%, 05/01/2043 89 81
3.00%, 07/01/2043 251 227
3.00%, 07/01/2043 284 257
3.00%, 08/01/2043 51 46
3.00%, 08/01/2043 35 31
3.00%, 09/01/2043 181 163
3.00%, 10/01/2043 176 160
3.00%, 03/01/2045 155 140
3.00%, 04/01/2045 55 50
3.00%, 06/01/2045 202 180
3.00%, 07/01/2045 118 106
3.00%, 08/01/2045 228 206
3.00%, 12/01/2045 320 288
3.00%, 03/01/2046 137 123
3.00%, 03/01/2046 16 14
3.00%, 04/01/2046 189 169
3.00%, 05/01/2046 47 42
3.00%, 09/01/2046 226 203
3.00%, 10/01/2046 204 183
3.00%, 11/01/2046 395 354
3.00%, 11/01/2046 258 231
3.00%, 11/01/2046 244 219
3.00%, 12/01/2046 290 258
3.00%, 12/01/2046 327 292
3.00%, 01/01/2047 445 397
3.00%, 03/01/2047 449 402
3.00%, 03/01/2048 161 143
3.50%, 12/01/2026 1 1
3.50%, 01/01/2029 16 15
3.50%, 01/01/2032 21 20
3.50%, 03/01/2032 15 14
3.50%, 04/01/2032 16 15
3.50%, 08/01/2032 13 12
3.50%, 09/01/2033 45 43
3.50%, 01/01/2034 16 16
3.50%, 01/01/2035 35 34
3.50%, 02/01/2035 29 28
3.50%, 07/01/2035 54 52
3.50%, 09/01/2035 71 69

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2037 $ 21 $ 21
3.50%, 06/01/2037 40 39
3.50%, 02/01/2042 83 78
3.50%, 04/01/2042 30 28
3.50%, 06/01/2042 71 67
3.50%, 07/01/2042 102 95
3.50%, 07/01/2042 77 72
3.50%, 08/01/2042 95 89
3.50%, 08/01/2042 44 41
3.50%, 06/01/2044 131 122
3.50%, 09/01/2044 75 70
3.50%, 03/01/2045 124 116
3.50%, 06/01/2045 142 132
3.50%, 07/01/2045 232 216
3.50%, 09/01/2045 120 111
3.50%, 10/01/2045 138 128
3.50%, 12/01/2045 184 171
3.50%, 01/01/2046 64 59
3.50%, 03/01/2046 576 535
3.50%, 03/01/2046 114 106
3.50%, 04/01/2046 138 128
3.50%, 05/01/2046 150 139
3.50%, 06/01/2046 177 164
3.50%, 08/01/2046 123 115
3.50%, 04/01/2047 184 170
3.50%, 11/01/2047 209 193
3.50%, 11/01/2047 130 120
3.50%, 05/01/2048 24 22
4.00%, 12/01/2030 6 5
4.00%, 08/01/2031 6 6
4.00%, 10/01/2031 10 10
4.00%, 11/01/2031 3 3
4.00%, 12/01/2031 5 5
4.00%, 11/01/2033 15 15
4.00%, 01/01/2034 30 30
4.00%, 07/01/2035 12 11
4.00%, 03/01/2037 53 51
4.00%, 05/01/2038 19 19
4.00%, 02/01/2041 48 46
4.00%, 06/01/2042 36 35
4.00%, 06/01/2042 31 30
4.00%, 08/01/2043 290 279
4.00%, 01/01/2044 50 48
4.00%, 02/01/2044 92 89
4.00%, 03/01/2044 35 34
4.00%, 04/01/2044 97 93
4.00%, 05/01/2044 26 25
4.00%, 07/01/2044 60 57
4.00%, 10/01/2044 70 67
4.00%, 11/01/2044 151 144
4.00%, 12/01/2044 158 151
4.00%, 01/01/2045 42 41
4.00%, 02/01/2045 44 42
4.00%, 04/01/2045 45 43
4.00%, 06/01/2045 60 58
4.00%, 08/01/2045 207 198
4.00%, 09/01/2045 225 215
4.00%, 10/01/2045 237 227
4.00%, 11/01/2045 151 145
4.00%, 12/01/2045 72 69
4.00%, 03/01/2047 179 171
4.00%, 08/01/2047 189 179
4.00%, 10/01/2047 135 128
4.00%, 12/01/2047 222 211
4.00%, 07/01/2048 119 114
4.00%, 08/01/2048 72 68
4.50%, 02/01/2030 1 1
4.50%, 08/01/2030 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 05/01/2031 $ 2 $ 2
4.50%, 06/01/2031 14 14
4.50%, 06/01/2039 32 32
4.50%, 10/01/2039 24 23
4.50%, 10/01/2040 31 30
4.50%, 03/01/2041 84 84
4.50%, 03/01/2041 103 102
4.50%, 11/01/2041 84 83
4.50%, 09/01/2043 42 41
4.50%, 11/01/2043 46 45
4.50%, 11/01/2043 23 23
4.50%, 01/01/2044 40 40
4.50%, 01/01/2044 40 39
4.50%, 05/01/2044 56 55
4.50%, 07/01/2044 27 26
4.50%, 10/01/2045 79 76
4.50%, 03/01/2047 29 28
4.50%, 04/01/2047 22 22
4.50%, 06/01/2047 54 52
4.50%, 09/01/2047 54 53
4.50%, 05/01/2048 42 41
4.50%, 07/01/2048 85 83
4.50%, 11/01/2048 42 41
4.50%, 01/01/2049 168 164
4.50%, 05/01/2049 344 336
5.00%, 12/01/2027 2 2
5.00%, 02/01/2030 1 1
5.00%, 04/01/2034 28 29
5.00%, 06/01/2035 31 31
5.00%, 01/01/2038 47 47
5.00%, 11/01/2038 49 50
5.00%, 12/01/2038 54 54
5.00%, 09/01/2039 86 87
5.00%, 01/01/2040 48 48
5.00%, 05/01/2040 23 24
5.00%, 04/01/2041 31 31
5.00%, 06/01/2041 31 31
5.00%, 11/01/2041 27 27
5.00%, 11/01/2041 45 45
5.50%, 01/01/2028 4 4
5.50%, 04/01/2036 25 26
5.50%, 12/01/2036 31 32
5.50%, 12/01/2036 33 34
5.50%, 03/01/2039 49 51
5.50%, 04/01/2039 30 31
5.50%, 02/01/2040 43 44
5.50%, 06/01/2041 68 69
$ 17,847
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .34%
1.50%, 05/01/2036 4,579 4,095
1.50%, 11/01/2036 2,193 1,966
1.50%, 11/01/2050 1,656 1,276
1.50%, 01/01/2051 2,917 2,237
1.50%, 06/01/2051 6,007 4,615
2.00%, 09/01/2028 12 12
2.00%, 05/01/2030 32 31
2.00%, 02/01/2036 1,261 1,152
2.00%, 02/01/2036 2,479 2,265
2.00%, 04/01/2036 2,906 2,660
2.00%, 05/01/2036 1,450 1,322
2.00%, 06/01/2036 2,112 1,926
2.00%, 05/01/2042 1,324 1,142
2.00%, 08/01/2042 3,487 3,018
2.00%, 04/01/2051 10,610 8,642
2.00%, 04/01/2051 6,483 5,291
2.00%, 04/01/2051 6,357 5,200
2.00%, 05/01/2051 9,643 7,855

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2051 $ 7,923 $ 6,380
2.00%, 11/01/2051 5,692 4,640
2.00%, 12/01/2051 7,323 5,959
2.00%, 12/01/2051 9,236 7,515
2.00%, 01/01/2052 6,841 5,554
2.50%, 01/01/2028 11 11
2.50%, 07/01/2028 16 16
2.50%, 08/01/2028 15 15
2.50%, 08/01/2028 6 5
2.50%, 09/01/2028 18 18
2.50%, 07/01/2029 55 54
2.50%, 07/01/2029 9 8
2.50%, 07/01/2029 17 17
2.50%, 09/01/2029 28 27
2.50%, 12/01/2029 31 30
2.50%, 01/01/2030 25 24
2.50%, 04/01/2030 38 37
2.50%, 05/01/2030 70 67
2.50%, 06/01/2030 55 53
2.50%, 08/01/2030 11 11
2.50%, 08/01/2030 101 98
2.50%, 01/01/2031 23 22
2.50%, 01/01/2031 47 45
2.50%, 02/01/2031 39 37
2.50%, 02/01/2031 56 54
2.50%, 05/01/2031 21 20
2.50%, 06/01/2031 46 44
2.50%, 11/01/2031 477 457
2.50%, 12/01/2031 78 75
2.50%, 01/01/2032 174 167
2.50%, 01/01/2032 96 92
2.50%, 02/01/2032 142 135
2.50%, 03/01/2032 49 47
2.50%, 03/01/2032 23 22
2.50%, 11/01/2032 10 9
2.50%, 12/01/2032 24 23
2.50%, 01/01/2033 31 29
2.50%, 02/01/2033 119 113
2.50%, 04/01/2033 243 230
2.50%, 07/01/2033 24 22
2.50%, 10/01/2034 278 261
2.50%, 10/01/2036 23 21
2.50%, 10/01/2036 11 10
2.50%, 12/01/2036 56 52
2.50%, 07/01/2040 1,166 1,046
2.50%, 01/01/2043 186 164
2.50%, 10/01/2043 118 104
2.50%, 08/01/2050 1,666 1,421
2.50%, 02/01/2051 4,944 4,244
2.50%, 02/01/2051 1,492 1,271
2.50%, 07/01/2051 1,576 1,328
2.50%, 09/01/2051 2,486 2,090
2.50%, 11/01/2051 5,439 4,662
2.50%, 11/01/2051 4,600 3,920
2.50%, 12/01/2051 2,748 2,339
2.50%, 01/01/2052 3,347 2,849
2.50%, 02/01/2052 4,962 4,239
2.50%, 02/01/2052 2,655 2,231
2.50%, 02/01/2052 2,477 2,086
2.50%, 02/01/2052 3,777 3,214
2.50%, 03/01/2052 4,680 3,992
2.50%, 04/01/2052 5,168 4,409
2.50%, 04/01/2052 702 597
2.50%, 05/01/2052 2,669 2,286
3.00%, 11/01/2026 2 2
3.00%, 02/01/2027 4 4
3.00%, 04/01/2027 8 8
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2027 $ 6 $ 6
3.00%, 10/01/2028 49 49
3.00%, 11/01/2028 15 15
3.00%, 02/01/2029 13 13
3.00%, 03/01/2029 18 18
3.00%, 03/01/2029 19 19
3.00%, 04/01/2029 21 21
3.00%, 05/01/2029 21 20
3.00%, 06/01/2029 18 17
3.00%, 08/01/2029 7 7
3.00%, 10/01/2029 10 9
3.00%, 10/01/2029 11 11
3.00%, 10/01/2029 12 12
3.00%, 11/01/2029 22 22
3.00%, 01/01/2030 74 72
3.00%, 01/01/2030 25 25
3.00%, 01/01/2030 66 65
3.00%, 03/01/2030 44 43
3.00%, 06/01/2030 39 38
3.00%, 06/01/2030 34 33
3.00%, 09/01/2030 60 58
3.00%, 09/01/2030 16 16
3.00%, 10/01/2030 46 45
3.00%, 02/01/2031 20 20
3.00%, 04/01/2032 230 223
3.00%, 05/01/2032 34 33
3.00%, 08/01/2032 51 49
3.00%, 01/01/2033 9 8
3.00%, 02/01/2033 532 511
3.00%, 02/01/2033 135 130
3.00%, 08/01/2033 170 163
3.00%, 05/01/2034 38 36
3.00%, 05/01/2034 27 26
3.00%, 08/01/2034 112 107
3.00%, 10/01/2034 14 13
3.00%, 11/01/2034 37 35
3.00%, 02/01/2035 37 34
3.00%, 02/01/2035 40 38
3.00%, 03/01/2035 18 17
3.00%, 04/01/2035 18 17
3.00%, 06/01/2035 49 46
3.00%, 07/01/2035 17 16
3.00%, 11/01/2035 26 25
3.00%, 07/01/2036 39 37
3.00%, 12/01/2036 63 60
3.00%, 12/01/2036 142 134
3.00%, 12/01/2036 92 87
3.00%, 02/01/2037 57 54
3.00%, 02/01/2037 9 9
3.00%, 04/01/2037 43 41
3.00%, 04/01/2037 27 25
3.00%, 07/01/2037 16 15
3.00%, 08/01/2037 25 23
3.00%, 09/01/2037 71 67
3.00%, 06/01/2040 907 839
3.00%, 04/01/2042 53 48
3.00%, 09/01/2042 24 22
3.00%, 02/01/2043 177 160
3.00%, 02/01/2043 145 132
3.00%, 02/01/2043 280 253
3.00%, 04/01/2043 305 276
3.00%, 04/01/2043 81 74
3.00%, 04/01/2043 108 98
3.00%, 04/01/2043 139 126
3.00%, 04/01/2043 111 100
3.00%, 05/01/2043 14 13
3.00%, 05/01/2043 135 122

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2043 $ 116 $ 105
3.00%, 05/01/2043 76 68
3.00%, 06/01/2043 148 134
3.00%, 07/01/2043 79 72
3.00%, 07/01/2043 188 170
3.00%, 08/01/2043 146 132
3.00%, 08/01/2043 9 9
3.00%, 11/01/2043 92 83
3.00%, 01/01/2045 133 120
3.00%, 05/01/2045 183 165
3.00%, 09/01/2045 21 18
3.00%, 10/01/2045 105 95
3.00%, 11/01/2045 60 53
3.00%, 12/01/2045 162 146
3.00%, 09/01/2046 78 69
3.00%, 10/01/2046 398 356
3.00%, 11/01/2046 264 236
3.00%, 11/01/2046 175 157
3.00%, 11/01/2046 198 177
3.00%, 11/01/2046 287 257
3.00%, 12/01/2046 548 491
3.00%, 12/01/2046 310 277
3.00%, 01/01/2047 304 272
3.00%, 02/01/2047 231 206
3.00%, 02/01/2047 61 54
3.00%, 05/01/2047 129 115
3.00%, 10/01/2048 16 14
3.00%, 11/01/2049 845 747
3.00%, 03/01/2050 2,490 2,211
3.00%, 03/01/2050 2,606 2,299
3.00%, 03/01/2052 2,617 2,306
3.00%, 03/01/2052 2,240 1,989
3.00%, 04/01/2052 1,513 1,349
3.00%, 05/01/2052 2,963 2,586
3.50%, 12/01/2026 3 3
3.50%, 02/01/2027 2 2
3.50%, 11/01/2028 18 18
3.50%, 12/01/2028 10 10
3.50%, 03/01/2029 23 23
3.50%, 01/01/2031 1 1
3.50%, 04/01/2031 3 2
3.50%, 02/01/2032 12 12
3.50%, 04/01/2032 13 12
3.50%, 05/01/2032 28 27
3.50%, 06/01/2032 57 55
3.50%, 07/01/2032 19 19
3.50%, 09/01/2032 29 28
3.50%, 12/01/2032 586 572
3.50%, 09/01/2033 17 16
3.50%, 09/01/2033 21 20
3.50%, 10/01/2033 35 34
3.50%, 10/01/2033 74 72
3.50%, 11/01/2033 38 37
3.50%, 01/01/2034 24 23
3.50%, 06/01/2034 43 42
3.50%, 08/01/2034 10 10
3.50%, 11/01/2034 27 26
3.50%, 02/01/2035 386 374
3.50%, 12/01/2035 54 52
3.50%, 07/01/2036 61 59
3.50%, 02/01/2037 44 42
3.50%, 03/01/2037 54 52
3.50%, 05/01/2037 9 9
3.50%, 07/01/2037 20 19
3.50%, 10/01/2037 23 22
3.50%, 01/01/2038 64 61
3.50%, 01/01/2041 233 218
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2041 $ 326 $ 306
3.50%, 10/01/2041 29 27
3.50%, 12/01/2041 107 100
3.50%, 12/01/2041 107 100
3.50%, 01/01/2042 36 34
3.50%, 03/01/2042 99 93
3.50%, 03/01/2042 23 21
3.50%, 03/01/2042 35 33
3.50%, 05/01/2042 170 159
3.50%, 05/01/2042 32 30
3.50%, 07/01/2042 39 37
3.50%, 07/01/2042 25 24
3.50%, 10/01/2042 193 180
3.50%, 04/01/2043 67 62
3.50%, 05/01/2043 170 159
3.50%, 05/01/2043 62 57
3.50%, 05/01/2043 203 189
3.50%, 06/01/2043 174 162
3.50%, 07/01/2043 64 60
3.50%, 07/01/2043 201 187
3.50%, 08/01/2043 134 124
3.50%, 08/01/2043 41 39
3.50%, 09/01/2043 47 44
3.50%, 12/01/2043 35 33
3.50%, 01/01/2044 559 522
3.50%, 02/01/2044 44 41
3.50%, 07/01/2044 279 260
3.50%, 10/01/2044 38 35
3.50%, 10/01/2044 113 105
3.50%, 11/01/2044 112 104
3.50%, 12/01/2044 87 81
3.50%, 12/01/2044 122 114
3.50%, 04/01/2045 121 113
3.50%, 07/01/2045 132 122
3.50%, 08/01/2045 133 123
3.50%, 09/01/2045 116 107
3.50%, 09/01/2045 58 54
3.50%, 11/01/2045 57 53
3.50%, 11/01/2045 102 94
3.50%, 12/01/2045 193 179
3.50%, 01/01/2046 164 152
3.50%, 02/01/2046 82 77
3.50%, 03/01/2046 135 126
3.50%, 09/01/2046 116 108
3.50%, 11/01/2046 248 231
3.50%, 12/01/2046 139 129
3.50%, 02/01/2047 234 217
3.50%, 09/01/2047 65 60
3.50%, 11/01/2047 269 248
3.50%, 01/01/2048 263 242
3.50%, 02/01/2048 209 192
3.50%, 03/01/2048 166 153
3.50%, 04/01/2048 106 97
3.50%, 10/01/2048 22 20
3.50%, 04/01/2049 124 115
3.50%, 06/01/2049 345 317
3.50%, 08/01/2049 420 385
3.50%, 11/01/2049 2,417 2,239
3.50%, 11/01/2049 766 703
3.50%, 12/01/2049 1,019 945
3.50%, 01/01/2052 3,547 3,250
3.50%, 04/01/2052 1,237 1,130
3.50%, 06/01/2052 1,458 1,334
4.00%, 10/01/2030 2 2
4.00%, 12/01/2030 17 16
4.00%, 02/01/2031 6 6
4.00%, 03/01/2031 2 2

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2031 $ 4 $ 4
4.00%, 10/01/2031 17 17
4.00%, 11/01/2031 4 4
4.00%, 12/01/2031 3 3
4.00%, 01/01/2032 5 5
4.00%, 09/01/2033 46 45
4.00%, 01/01/2036 46 45
4.00%, 02/01/2036 35 34
4.00%, 06/01/2036 30 30
4.00%, 01/01/2037 39 38
4.00%, 02/01/2037 81 79
4.00%, 07/01/2038 58 57
4.00%, 02/01/2039 17 16
4.00%, 01/01/2041 95 93
4.00%, 02/01/2041 25 24
4.00%, 02/01/2041 67 65
4.00%, 09/01/2041 37 35
4.00%, 02/01/2043 39 37
4.00%, 12/01/2043 36 35
4.00%, 01/01/2044 112 108
4.00%, 06/01/2044 92 88
4.00%, 07/01/2044 59 57
4.00%, 07/01/2044 69 66
4.00%, 09/01/2044 39 37
4.00%, 10/01/2044 61 58
4.00%, 02/01/2045 89 85
4.00%, 07/01/2045 77 74
4.00%, 10/01/2045 74 70
4.00%, 11/01/2045 118 113
4.00%, 12/01/2045 34 33
4.00%, 02/01/2046 26 25
4.00%, 03/01/2046 40 38
4.00%, 04/01/2047 171 163
4.00%, 08/01/2047 27 26
4.00%, 08/01/2047 98 93
4.00%, 08/01/2047 150 142
4.00%, 09/01/2047 175 165
4.00%, 11/01/2047 335 318
4.00%, 02/01/2048 124 117
4.00%, 03/01/2048 60 56
4.00%, 06/01/2048 255 241
4.00%, 06/01/2048 100 95
4.00%, 07/01/2048 73 69
4.00%, 08/01/2048 29 28
4.00%, 09/01/2048 141 134
4.00%, 01/01/2049 1,381 1,310
4.00%, 03/01/2049 107 101
4.00%, 04/01/2049 140 133
4.00%, 04/01/2049 200 190
4.00%, 08/01/2049 411 390
4.00%, 10/01/2049 248 235
4.00%, 11/01/2049 323 306
4.00%, 04/01/2050 1,354 1,283
4.00%, 08/01/2052 2,975 2,802
4.00%, 09/01/2052 3,794 3,578
4.00%, 10/01/2052 812 765
4.00%, 07/01/2055 1,729 1,631
4.50%, 02/01/2030 1 1
4.50%, 08/01/2030 11 11
4.50%, 09/01/2030 9 9
4.50%, 01/01/2031 2 2
4.50%, 04/01/2031 1 1
4.50%, 05/01/2031 2 2
4.50%, 07/01/2031 9 9
4.50%, 08/01/2031 5 5
4.50%, 02/01/2035 24 23
4.50%, 08/01/2040 91 90
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2040 $ 23 $ 23
4.50%, 06/01/2041 38 37
4.50%, 09/01/2041 64 63
4.50%, 09/01/2043 30 29
4.50%, 10/01/2043 56 54
4.50%, 01/01/2044 111 109
4.50%, 01/01/2044 111 107
4.50%, 02/01/2044 89 88
4.50%, 03/01/2044 47 46
4.50%, 03/01/2044 47 46
4.50%, 05/01/2044 120 118
4.50%, 05/01/2044 38 37
4.50%, 05/01/2044 35 34
4.50%, 06/01/2044 75 73
4.50%, 08/01/2044 59 58
4.50%, 12/01/2044 144 141
4.50%, 04/01/2046 31 29
4.50%, 08/01/2046 40 39
4.50%, 02/01/2047 65 63
4.50%, 02/01/2047 19 19
4.50%, 03/01/2047 59 57
4.50%, 10/01/2047 43 42
4.50%, 11/01/2047 95 92
4.50%, 02/01/2048 66 64
4.50%, 04/01/2048 197 190
4.50%, 05/01/2048 112 109
4.50%, 07/01/2048 1,268 1,232
4.50%, 08/01/2048 33 32
4.50%, 08/01/2048 31 30
4.50%, 10/01/2048 143 140
4.50%, 10/01/2048 227 221
4.50%, 12/01/2048 828 814
4.50%, 03/01/2049 1,399 1,364
4.50%, 04/01/2049 122 118
4.50%, 05/01/2049 891 867
4.50%, 07/01/2049 184 179
4.50%, 07/01/2049 347 338
4.50%, 09/01/2049 207 201
4.50%, 09/01/2049 1,427 1,388
4.50%, 06/01/2052 354 343
4.50%, 09/01/2052 1,766 1,717
4.50%, 10/01/2052 1,486 1,442
4.50%, 10/01/2052 1,789 1,735
4.50%, 05/01/2053 1,975 1,912
5.00%, 09/01/2029 14 14
5.00%, 03/01/2030 2 2
5.00%, 08/01/2030 3 3
5.00%, 07/01/2035 32 32
5.00%, 04/01/2037 73 74
5.00%, 07/01/2039 37 38
5.00%, 07/01/2039 34 35
5.00%, 03/01/2044 61 61
5.00%, 03/01/2044 42 42
5.00%, 05/01/2044 30 30
5.00%, 11/01/2044 66 67
5.00%, 04/01/2048 62 62
5.00%, 09/01/2048 313 312
5.00%, 05/01/2049 25 25
5.00%, 06/01/2049 244 245
5.00%, 07/01/2049 143 143
5.00%, 08/01/2049 150 150
5.00%, 07/01/2052 2,445 2,435
5.00%, 11/01/2052 3,582 3,557
5.00%, 05/01/2053 4,273 4,254
5.00%, 06/01/2053 1,915 1,891
5.00%, 06/01/2053 2,343 2,330
5.00%, 08/01/2053 2,965 2,928

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 10/01/2053 $ 1,918 $ 1,912
5.00%, 01/01/2056 2,014 1,986
5.00%, 01/01/2056 981 967
5.00%, 02/01/2056 715 705
5.50%, 03/01/2027 1 1
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 2 2
5.50%, 11/01/2035 69 71
5.50%, 12/01/2036 27 28
5.50%, 03/01/2037 36 36
5.50%, 08/01/2037 27 28
5.50%, 08/01/2037 39 40
5.50%, 08/01/2037 28 29
5.50%, 05/01/2038 57 58
5.50%, 06/01/2038 26 26
5.50%, 03/01/2053 2,621 2,665
5.50%, 08/01/2053 4,655 4,723
5.50%, 11/01/2053 4,238 4,310
5.50%, 03/01/2054 2,228 2,253
5.50%, 04/01/2054 3,169 3,221
5.50%, 08/01/2054 2,206 2,234
5.50%, 10/01/2054 1,720 1,748
5.50%, 02/01/2055 1,351 1,369
5.50%, 04/01/2055 1,755 1,777
5.50%, 08/01/2055 1,892 1,907
5.50%, 10/01/2055 1,993 2,016
5.50%, 06/01/2056 2,500 2,518
6.00%, 05/01/2041 54 56
6.00%, 01/01/2053 1,363 1,422
6.00%, 05/01/2053 1,016 1,052
6.00%, 11/01/2053 3,031 3,133
6.00%, 06/01/2054 2,071 2,147
6.00%, 07/01/2054 2,293 2,381
6.00%, 08/01/2054 1,698 1,745
6.00%, 09/01/2054 2,252 2,340
6.00%, 11/01/2054 1,706 1,770
6.00%, 11/01/2054 2,032 2,110
6.00%, 01/01/2055 1,163 1,207
6.00%, 09/01/2055 2,141 2,217
6.50%, 01/01/2038 24 25
6.50%, 01/01/2054 1,691 1,761
6.50%, 02/01/2054 2,295 2,410
6.50%, 05/01/2054 758 789
6.50%, 04/01/2055 1,701 1,789
6.50%, 11/01/2055 1,308 1,362
$ 294,065
Government National Mortgage Association (GNMA) - 5 .85%
2.00%, 08/20/2050 3,039 2,494
2.00%, 01/20/2051 4,459 3,658
2.00%, 02/20/2051 5,162 4,236
2.00%, 05/20/2051 3,888 3,190
2.50%, 03/20/2028 6 6
2.50%, 07/20/2028 7 7
2.50%, 03/20/2031 17 16
2.50%, 05/20/2032 24 23
2.50%, 07/20/2043 63 55
2.50%, 06/20/2045 34 30
2.50%, 12/20/2046 74 64
2.50%, 01/20/2047 111 97
2.50%, 06/20/2050 4,842 4,141
2.50%, 05/20/2051 6,432 5,501
2.50%, 09/20/2051 5,702 4,876
3.00%, 07/20/2030 25 24
3.00%, 01/20/2031 19 18
3.00%, 07/20/2032 23 23
3.00%, 01/20/2033 11 11
3.00%, 10/15/2042 26 24
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 03/20/2043 $ 76 $ 70
3.00%, 04/20/2043 260 237
3.00%, 06/15/2043 97 89
3.00%, 07/15/2043 20 18
3.00%, 08/15/2043 45 41
3.00%, 08/15/2043 47 43
3.00%, 11/15/2044 103 93
3.00%, 02/15/2045 106 95
3.00%, 07/15/2045 35 31
3.00%, 08/15/2045 115 104
3.00%, 08/20/2045 219 198
3.00%, 10/20/2045 190 171
3.00%, 12/20/2045 157 141
3.00%, 03/20/2046 239 216
3.00%, 05/20/2046 145 130
3.00%, 06/20/2046 217 195
3.00%, 08/20/2046 451 405
3.00%, 09/20/2046 261 235
3.00%, 10/20/2046 174 156
3.00%, 12/20/2046 327 294
3.00%, 01/20/2047 217 195
3.00%, 10/20/2047 221 198
3.00%, 02/20/2048 158 141
3.00%, 03/20/2048 140 126
3.00%, 11/20/2049 3,456 3,079
3.00%, 09/20/2051 4,045 3,595
3.00%, 12/20/2051 698 621
3.50%, 09/20/2028 11 10
3.50%, 01/15/2043 60 55
3.50%, 03/20/2043 125 113
3.50%, 04/15/2043 26 24
3.50%, 04/20/2043 186 174
3.50%, 08/15/2043 26 24
3.50%, 08/20/2043 243 227
3.50%, 09/20/2043 162 151
3.50%, 07/20/2044 170 158
3.50%, 08/20/2044 181 168
3.50%, 07/20/2045 165 152
3.50%, 10/20/2045 306 283
3.50%, 11/20/2045 254 233
3.50%, 12/20/2045 160 147
3.50%, 03/20/2046 967 888
3.50%, 04/20/2046 157 145
3.50%, 05/20/2046 211 193
3.50%, 06/20/2046 921 850
3.50%, 07/15/2046 25 23
3.50%, 07/20/2046 109 100
3.50%, 08/20/2046 495 459
3.50%, 09/20/2046 203 187
3.50%, 10/20/2046 249 230
3.50%, 11/20/2046 186 172
3.50%, 01/20/2047 210 193
3.50%, 02/20/2047 123 113
3.50%, 03/20/2047 163 151
3.50%, 04/20/2047 389 358
3.50%, 05/20/2047 116 107
3.50%, 06/20/2047 178 163
3.50%, 08/20/2047 514 473
3.50%, 10/20/2047 125 114
3.50%, 11/20/2047 164 150
3.50%, 12/20/2047 187 171
3.50%, 01/20/2048 261 240
3.50%, 04/20/2052 1,528 1,383
4.00%, 08/15/2040 20 19
4.00%, 12/20/2040 13 12
4.00%, 08/15/2041 19 18
4.00%, 11/15/2041 31 30
4.00%, 03/15/2042 23 22

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 03/20/2042 $ 51 $ 49
4.00%, 04/20/2042 45 44
4.00%, 05/15/2042 79 75
4.00%, 10/20/2043 24 23
4.00%, 11/20/2043 56 54
4.00%, 02/20/2044 135 130
4.00%, 03/15/2044 43 41
4.00%, 05/20/2044 87 83
4.00%, 06/20/2044 65 62
4.00%, 07/20/2044 266 255
4.00%, 08/20/2044 189 181
4.00%, 09/20/2044 173 166
4.00%, 10/20/2044 224 215
4.00%, 11/20/2044 100 96
4.00%, 12/20/2044 185 178
4.00%, 01/20/2045 154 148
4.00%, 04/20/2045 96 92
4.00%, 05/15/2045 34 32
4.00%, 07/20/2045 36 35
4.00%, 08/20/2045 93 89
4.00%, 09/20/2045 132 126
4.00%, 10/20/2045 71 68
4.00%, 11/20/2045 26 25
4.00%, 12/15/2045 26 24
4.00%, 12/20/2045 66 63
4.00%, 01/20/2046 40 39
4.00%, 02/20/2046 60 58
4.00%, 04/20/2046 97 93
4.00%, 05/20/2046 49 47
4.00%, 07/20/2046 101 96
4.00%, 01/20/2047 195 185
4.00%, 02/20/2047 150 142
4.00%, 03/20/2047 137 131
4.00%, 05/20/2047 183 174
4.00%, 06/20/2047 183 174
4.00%, 07/20/2047 438 416
4.00%, 08/20/2047 22 21
4.00%, 10/20/2047 103 98
4.00%, 11/20/2047 826 784
4.00%, 04/20/2052 2,289 2,150
4.50%, 02/15/2039 54 53
4.50%, 05/15/2039 39 38
4.50%, 11/15/2039 131 131
4.50%, 04/15/2040 89 88
4.50%, 01/20/2041 14 13
4.50%, 02/20/2041 13 13
4.50%, 03/20/2041 10 10
4.50%, 07/15/2041 32 31
4.50%, 05/20/2043 41 41
4.50%, 06/20/2043 48 48
4.50%, 10/20/2043 38 37
4.50%, 11/20/2043 126 124
4.50%, 03/20/2044 183 179
4.50%, 04/20/2044 8 8
4.50%, 05/20/2044 132 130
4.50%, 07/20/2044 69 68
4.50%, 12/20/2044 28 27
4.50%, 02/20/2045 73 71
4.50%, 03/20/2045 32 31
4.50%, 04/20/2045 38 37
4.50%, 06/20/2046 37 36
4.50%, 12/20/2046 113 111
4.50%, 02/20/2047 67 66
4.50%, 04/20/2047 41 41
4.50%, 06/15/2047 38 37
4.50%, 08/20/2047 89 88
4.50%, 10/20/2047 42 41
4.50%, 02/20/2048 651 639
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 05/20/2048 $ 490 $ 479
4.50%, 10/20/2048 73 72
4.50%, 11/20/2048 113 111
4.50%, 12/20/2048 33 32
4.50%, 02/20/2049 2,090 2,043
4.50%, 05/20/2052 1,324 1,283
4.50%, 09/20/2052 2,482 2,405
4.50%, 10/20/2054 125 121
4.50%, 11/20/2054 1,086 1,047
5.00%, 08/20/2041 28 28
5.00%, 04/20/2042 22 22
5.00%, 12/20/2042 65 66
5.00%, 07/20/2043 38 39
5.00%, 02/20/2044 41 41
5.00%, 03/20/2044 24 25
5.00%, 12/20/2045 37 37
5.00%, 03/20/2048 28 28
5.00%, 06/20/2048 520 521
5.00%, 10/20/2048 36 36
5.00%, 01/20/2053 4,765 4,726
5.00%, 04/20/2053 3,102 3,074
5.00%, 09/20/2053 594 588
5.00%, 04/20/2054 1,179 1,165
5.00%, 12/20/2054 4,961 4,902
5.00%, 07/20/2056
(k)
775 764
5.50%, 01/15/2040 30 31
5.50%, 06/20/2040 15 16
5.50%, 01/20/2041 63 64
5.50%, 10/20/2042 21 22
5.50%, 09/20/2043 26 27
5.50%, 03/20/2053 2,156 2,183
5.50%, 08/20/2053 2,959 2,993
5.50%, 10/20/2053 1,222 1,240
5.50%, 12/20/2053 2,143 2,168
5.50%, 04/20/2054 1,753 1,769
5.50%, 07/20/2054 1,668 1,682
5.50%, 07/20/2056
(k)
1,150 1,156
6.00%, 04/15/2035 3 3
6.00%, 07/20/2053 2,154 2,216
6.00%, 10/20/2053 1,763 1,813
6.00%, 03/20/2054 689 706
$ 99,237
U.S. Treasury - 46 .34%
0.38%, 09/30/2027 4,520 4,315
0.50%, 08/31/2027 5,260 5,044
0.50%, 10/31/2027 10,120 9,645
0.63%, 11/30/2027 4,645 4,421
0.63%, 12/31/2027 8,210 7,792
0.63%, 05/15/2030 3,960 3,460
0.63%, 08/15/2030 20,910 18,108
0.75%, 01/31/2028 7,610 7,214
0.88%, 11/15/2030 14,710 12,774
1.00%, 07/31/2028 5,825 5,461
1.13%, 02/29/2028 5,895 5,609
1.13%, 08/31/2028 4,875 4,571
1.13%, 02/15/2031 11,515 10,048
1.13%, 05/15/2040 2,620 1,658
1.13%, 08/15/2040 2,240 1,403
1.25%, 03/31/2028 7,125 6,778
1.25%, 04/30/2028 6,000 5,694
1.25%, 05/31/2028 6,120 5,795
1.25%, 06/30/2028 9,560 9,031
1.25%, 09/30/2028 7,740 7,259
1.25%, 08/15/2031 8,315 7,186
1.25%, 05/15/2050 2,600 1,237
1.38%, 10/31/2028 4,505 4,227
1.38%, 12/31/2028 4,880 4,560
1.38%, 11/15/2031 10,870 9,387

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 11/15/2040 $ 1,610 $ 1,041
1.38%, 08/15/2050 2,920 1,432
1.50%, 11/30/2028 6,115 5,743
1.50%, 02/15/2030 12,800 11,661
1.63%, 08/15/2029 6,620 6,135
1.63%, 05/15/2031 10,330 9,164
1.63%, 11/15/2050 2,730 1,427
1.75%, 01/31/2029 5,065 4,767
1.75%, 11/15/2029 4,890 4,524
1.75%, 08/15/2041 3,285 2,202
1.88%, 02/28/2029 3,895 3,672
1.88%, 02/15/2032 8,670 7,648
1.88%, 02/15/2041 1,245 864
1.88%, 02/15/2051 3,380 1,879
1.88%, 11/15/2051 3,755 2,064
2.00%, 11/15/2041 2,895 2,005
2.00%, 02/15/2050 2,785 1,623
2.00%, 08/15/2051 4,025 2,291
2.25%, 11/15/2027 8,485 8,270
2.25%, 05/15/2041 2,070 1,509
2.25%, 08/15/2046 2,135 1,393
2.25%, 08/15/2049 1,775 1,104
2.25%, 02/15/2052 3,615 2,176
2.38%, 03/31/2029 3,685 3,515
2.38%, 05/15/2029 4,695 4,470
2.38%, 02/15/2042 1,865 1,360
2.38%, 11/15/2049 1,625 1,035
2.38%, 05/15/2051 4,265 2,667
2.50%, 02/15/2045 1,550 1,087
2.50%, 02/15/2046 2,925 2,017
2.50%, 05/15/2046 2,520 1,731
2.63%, 02/15/2029 7,610 7,320
2.63%, 07/31/2029 2,325 2,222
2.75%, 07/31/2027 6,175 6,085
2.75%, 02/15/2028 5,775 5,647
2.75%, 05/31/2029 7,280 7,000
2.75%, 08/15/2032 4,960 4,555
2.75%, 08/15/2042 726 555
2.75%, 11/15/2042 2,165 1,645
2.75%, 08/15/2047 2,080 1,470
2.75%, 11/15/2047 2,335 1,646
2.88%, 05/15/2028 4,500 4,396
2.88%, 08/15/2028 6,030 5,873
2.88%, 04/30/2029 7,835 7,567
2.88%, 05/15/2032 10,930 10,147
2.88%, 05/15/2043 2,333 1,791
2.88%, 08/15/2045 2,145 1,592
2.88%, 11/15/2046 1,465 1,070
2.88%, 05/15/2049 1,905 1,353
2.88%, 05/15/2052 3,410 2,359
3.00%, 05/15/2042 720 573
3.00%, 11/15/2044 1,475 1,128
3.00%, 05/15/2045 1,845 1,403
3.00%, 11/15/2045 1,320 997
3.00%, 02/15/2047 3,115 2,318
3.00%, 05/15/2047 2,050 1,522
3.00%, 02/15/2048 2,445 1,800
3.00%, 08/15/2048 2,670 1,956
3.00%, 02/15/2049 3,200 2,333
3.00%, 08/15/2052 3,065 2,173
3.13%, 08/31/2027 6,040 5,971
3.13%, 11/15/2028 5,585 5,455
3.13%, 08/31/2029 3,885 3,765
3.13%, 11/15/2041 730 596
3.13%, 02/15/2042 805 655
3.13%, 02/15/2043 1,865 1,491
3.13%, 08/15/2044 3,045 2,383
3.13%, 05/15/2048 100 75
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.25%, 06/30/2029 $ 2,055 $ 2,002
3.25%, 05/15/2042 3,650 3,005
3.38%, 09/15/2027 4,245 4,207
3.38%, 05/15/2033 6,730 6,356
3.38%, 08/15/2042 2,565 2,140
3.38%, 05/15/2044 2,350 1,916
3.38%, 11/15/2048 2,820 2,206
3.50%, 09/30/2027 19,050 18,900
3.50%, 01/31/2028 2,565 2,539
3.50%, 04/30/2028 4,915 4,857
3.50%, 09/30/2029 5,390 5,281
3.50%, 01/31/2030 2,375 2,322
3.50%, 02/15/2033 5,730 5,467
3.50%, 02/15/2039 480 432
3.63%, 05/31/2028 4,475 4,431
3.63%, 03/31/2030 6,035 5,918
3.63%, 08/31/2030 9,090 8,893
3.63%, 09/30/2030 7,130 6,973
3.63%, 08/15/2043 1,880 1,601
3.63%, 02/15/2044 1,755 1,487
3.63%, 02/15/2053 3,705 2,963
3.63%, 05/15/2053 3,440 2,749
3.75%, 04/15/2028 8,510 8,450
3.75%, 05/15/2028 2,665 2,645
3.75%, 06/30/2030 3,430 3,374
3.75%, 12/31/2030 3,960 3,886
3.75%, 08/15/2041 940 836
3.75%, 11/15/2043 1,935 1,672
3.88%, 09/30/2029 470 466
3.88%, 11/30/2029 4,885 4,838
3.88%, 03/31/2031 3,820 3,766
3.88%, 08/31/2032 4,755 4,652
3.88%, 08/15/2033 8,305 8,076
3.88%, 08/15/2034 7,795 7,529
3.88%, 08/15/2040 894 816
3.88%, 02/15/2043 3,170 2,809
3.88%, 05/15/2043 3,270 2,890
4.00%, 12/15/2027 6,325 6,310
4.00%, 06/30/2028 7,340 7,317
4.00%, 10/31/2029 7,165 7,126
4.00%, 02/28/2030 8,115 8,066
4.00%, 05/31/2030 5,365 5,329
4.00%, 06/30/2032 5,885 5,803
4.00%, 01/31/2033 6,565 6,453
4.00%, 02/15/2034 8,175 7,987
4.00%, 11/15/2035 5,545 5,364
4.00%, 11/15/2042 2,365 2,134
4.00%, 11/15/2052 3,315 2,836
4.13%, 09/30/2027 755 755
4.13%, 10/31/2027 4,930 4,927
4.13%, 11/15/2027 4,570 4,567
4.13%, 08/31/2030 500 499
4.13%, 02/29/2032 6,160 6,122
4.13%, 11/15/2032 7,080 7,016
4.13%, 08/15/2053 3,395 2,966
4.25%, 06/30/2029 7,725 7,743
4.25%, 01/31/2030 5,095 5,106
4.25%, 02/28/2031 4,605 4,613
4.25%, 03/31/2033 1,015 1,012
4.25%, 11/15/2034 7,140 7,070
4.25%, 05/15/2035 6,200 6,127
4.25%, 08/15/2035 6,145 6,067
4.25%, 05/15/2039 715 691
4.25%, 11/15/2040 3,740 3,548
4.25%, 02/15/2054 2,605 2,324
4.25%, 08/15/2054 3,490 3,116
4.38%, 01/31/2032 4,550 4,579
4.38%, 05/15/2034 7,800 7,802

Schedule of Investments
Bond Market Index Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.38%, 02/15/2038 $ 425 $ 421
4.38%, 11/15/2039 1,015 986
4.38%, 05/15/2040 854 825
4.38%, 05/15/2041 735 704
4.38%, 08/15/2043 3,250 3,056
4.50%, 11/15/2033 8,965 9,055
4.50%, 02/15/2036 6,025 6,098
4.50%, 05/15/2038 710 710
4.50%, 08/15/2039 995 981
4.50%, 02/15/2044 1,310 1,248
4.50%, 11/15/2054 4,415 4,110
4.63%, 04/30/2029 3,310 3,350
4.63%, 04/30/2031 2,795 2,845
4.63%, 05/31/2031 7,805 7,945
4.63%, 02/15/2035 8,635 8,772
4.63%, 02/15/2040 1,715 1,705
4.63%, 11/15/2045 2,055 1,974
4.63%, 05/15/2054 10,455 9,929
4.63%, 02/15/2055 4,290 4,077
4.63%, 11/15/2055 1,265 1,204
4.75%, 02/15/2037 1,635 1,681
4.75%, 02/15/2041 1,120 1,120
4.75%, 11/15/2043 4,945 4,864
4.75%, 02/15/2045 1,540 1,506
4.75%, 11/15/2053 4,065 3,933
4.75%, 05/15/2055 2,075 2,013
4.75%, 08/15/2055 3,990 3,871
4.75%, 02/15/2056 1,400 1,360
5.00%, 05/15/2037 1,130 1,186
5.25%, 02/15/2029 3,000 3,088
5.38%, 02/15/2031 3,616 3,796
6.13%, 11/15/2027 2,225 2,284
6.13%, 08/15/2029 900 951
6.25%, 05/15/2030 1,500 1,610
6.38%, 08/15/2027 1,830 1,875
$ 785,898
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,197,047
Total Investments $ 1,698,631
Other Assets and Liabilities -  (0.16)% (2,700)
TOTAL NET ASSETS - 100.00% $ 1,695,931
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,439 or 0.44% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,747 or
0.46% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,037 or 0.18% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 19,650 $ 215,922 $ 216,595 $ 18,977
$ 19,650 $ 215,922 $ 216,595 $ 18,977
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 171 $ — $ — $ —
$ 171 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .40%
iShares Broad USD High Yield Corporate Bond
ETF
271,000 $ 10,032
Vanguard Emerging Markets Government Bond
ETF
75,000 5,043
Vanguard Short-Term Corporate Bond ETF 37,000 2,924
$ 17,999
Money Market Funds - 3 .27%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,598,481 1,599
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
6,365,109 6,365
$ 7,964
TOTAL INVESTMENT COMPANIES $ 25,963
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Commercial Services - 0 .01%
Labels Buyer LLC NPV
(d)
194 $ 18
Labels Buyer LLC NPV - Warrants
(d)
91 —
$ 18
TOTAL COMMON STOCKS $ 18
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Commercial Services - 0 .00%
Labels Buyer LLC NPV 0.00%
(d)
97 $ 8
TOTAL PREFERRED STOCKS $ 8
BONDS - 60 .63%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .57%
Boeing Co/The
5.15%, 05/01/2030 $ 50 $ 51
5.81%, 05/01/2050 890 879
7.01%, 05/01/2064 135 153
Honeywell Aerospace Inc
4.60%, 03/16/2033
(e)
285 280
4.95%, 03/16/2036
(e)
195 192
5.62%, 03/16/2046
(e)
110 110
5.73%, 03/16/2056
(e)
190 190
Northrop Grumman Corp
4.03%, 10/15/2047 90 72
4.95%, 03/15/2053
(f)
150 134
5.20%, 06/01/2054 235 219
5.25%, 07/15/2035 75 76
RTX Corp
3.03%, 03/15/2052 215 139
4.63%, 11/16/2048 50 43
5.38%, 02/27/2053 205 196
6.10%, 03/15/2034 235 252
6.40%, 03/15/2054 195 214
Spirit AeroSystems Inc
4.60%, 06/15/2028 115 115
TransDigm Inc
6.38%, 03/01/2029
(e)
100 102
6.75%, 01/31/2034
(e)
383 393
$ 3,810
Agriculture - 0 .68%
BAT Capital Corp
4.54%, 08/15/2047 245 202
4.63%, 03/22/2033 110 108
4.76%, 09/06/2049 45 38
5.35%, 08/15/2032 200 205
5.83%, 02/20/2031 110 114
7.08%, 08/02/2053 240 271
Philip Morris International Inc
4.63%, 10/29/2035 245 236
4.88%, 04/29/2036 230 225
Reynolds American Inc
5.70%, 08/15/2035 240 247
$ 1,646
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 1 .28%
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(e)
$ 445 $ 441
5.31%, 10/20/2031
(e)
505 500
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(e)
625 624
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(e),(f)
200 205
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 484 486
United Airlines Holdings Inc
4.88%, 03/01/2029 750 741
5.38%, 03/01/2031 130 129
$ 3,126
Automobile Asset Backed Securities - 2 .30%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 133 134
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(e)
200 201
BofA Auto Trust 2025-1
4.16%, 11/22/2027
(e)
23 23
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(e)
448 448
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 251 251
GM Financial Automobile Leasing Trust 2025-2
4.11%, 07/20/2027 280 280
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.50%
Mercedes-Benz Auto Lease Trust 2025-A
4.11%, 04/17/2028 415 415
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
4.61%, 04/16/2029 600 602
Nissan Auto Receivables 2025-A Owner Trust
4.04%, 02/15/2028 358 359
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 14 14
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 377 377
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 445 445
Santander Drive Auto Receivables Trust 2026-1
4.04%, 03/15/2029 728 727
Wheels Fleet Lease Funding 1 LLC
4.31%, 01/18/2040
(e)
507 508
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 810 810
$ 5,594
Automobile Manufacturers - 0 .81%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 883
General Motors Financial Co Inc
5.10%, 09/15/2031 215 215
Hyundai Capital America
4.50%, 09/18/2030
(e)
550 540
5.00%, 04/07/2031
(e)
200 200
5.25%, 06/21/2033
(e)
140 139
$ 1,977
Banks - 8 .91%
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031 200 200

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
2.68%, 06/19/2041
(g)
$ 680 $ 494
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(g)
380 344
Secured Overnight Financing Rate + 1.32%
4.57%, 04/27/2033
(g)
360 353
Secured Overnight Financing Rate + 1.83%
Barclays PLC
5.59%, 06/26/2037
(g)
370 370
Secured Overnight Financing Rate + 1.51%
7.63%, 03/15/2035
(g),(h),(i)
284 297
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
CaixaBank SA
5.58%, 07/03/2036
(e),(g)
400 404
Secured Overnight Financing Rate + 1.79%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(e),(g)
250 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(e),(g)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(e),(g)
210 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
4.73%, 02/06/2032
(g)
620 611
Secured Overnight Financing Rate + 1.14%
4.95%, 08/04/2031
(g)
855 852
Secured Overnight Financing Rate + 1.30%
5.06%, 04/14/2032
(g)
300 299
Secured Overnight Financing Rate + 1.41%
Goldman Sachs Group Inc/The
4.52%, 01/21/2032
(g)
350 343
Secured Overnight Financing Rate + 0.96%
4.94%, 10/21/2036
(g)
330 320
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(g)
275 270
Secured Overnight Financing Rate + 1.42%
5.07%, 01/21/2037
(g)
700 683
Secured Overnight Financing Rate + 1.19%
5.43%, 06/03/2037
(g)
195 196
Secured Overnight Financing Rate + 1.31%
5.56%, 11/19/2045
(g)
155 151
Secured Overnight Financing Rate + 1.58%
HSBC Holdings PLC
5.13%, 11/06/2036
(g)
295 290
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(g)
310 313
Secured Overnight Financing Rate + 1.57%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(g)
75 74
Secured Overnight Financing Rate + 0.99%
5.61%, 01/28/2041
(g)
250 245
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.71%, 02/02/2035
(g)
985 1,008
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.90%, 01/22/2037
(g)
105 102
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(g)
705 704
Secured Overnight Financing Rate + 2.08%
5.34%, 01/23/2035
(g)
290 294
Secured Overnight Financing Rate + 1.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.58%, 07/23/2036
(g)
$ 170 $ 173
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(g),(h)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Keybank National Association
5.00%, 01/26/2033 500 495
KeyCorp
5.12%, 04/04/2031
(f),(g)
390 393
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(g)
145 143
Secured Overnight Financing Rate + 1.37%
6.40%, 03/06/2035
(g)
110 117
Secured Overnight Financing Rate + 2.42%
Mitsubishi UFJ Financial Group Inc
4.85%, 04/21/2032
(g)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
2.48%, 09/16/2036
(g)
225 195
Secured Overnight Financing Rate + 1.36%
4.49%, 01/16/2032
(g)
210 206
Secured Overnight Financing Rate + 0.95%
4.71%, 03/12/2032
(g)
325 321
Secured Overnight Financing Rate + 1.20%
4.81%, 04/16/2032
(g)
335 332
Secured Overnight Financing Rate + 1.18%
5.31%, 01/18/2041
(g)
140 136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(g)
1,125 1,130
Secured Overnight Financing Rate + 1.56%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(g)
700 697
Secured Overnight Financing Rate + 1.08%
Pinnacle Financial Partners Inc
5.60%, 05/19/2032
(g)
230 231
Secured Overnight Financing Rate + 1.70%
PNC Financial Services Group Inc/The
5.37%, 07/21/2036
(g)
355 358
Secured Overnight Financing Rate + 1.42%
5.42%, 01/25/2041
(g)
280 275
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.58%, 01/29/2036
(g)
230 236
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(g)
635 654
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(g)
205 226
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(e),(g)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Societe Generale SA
5.37%, 05/27/2032
(e),(g)
490 493
Secured Overnight Financing Rate + 1.28%
5.40%, 08/08/2034
(e),(g),(j)
370 368
Secured Overnight Financing Rate + 1.51%
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(g)
235 233
Secured Overnight Financing Rate + 1.94%
Truist Financial Corp
4.60%, 01/27/2032
(g)
275 271
Secured Overnight Financing Rate + 0.97%
4.68%, 04/23/2032
(g)
310 306
Secured Overnight Financing Rate + 1.09%

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp (continued)
5.28%, 04/23/2037
(g)
$ 355 $ 352
Secured Overnight Financing Rate + 1.41%
UBS Group AG
5.43%, 02/08/2030
(e),(g)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(e),(g),(h),(i)
427 434
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
2.49%, 11/03/2036
(g)
235 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
5.68%, 01/23/2035
(g)
550 568
Secured Overnight Financing Rate + 1.86%
5.72%, 05/20/2041
(g)
590 592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.25%
Westpac Banking Corp
4.11%, 07/24/2034
(g)
525 512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Zions Bancorp NA
4.70%, 08/18/2028
(g)
345 344
Secured Overnight Financing Rate + 1.16%
$ 21,686
Biotechnology - 0 .10%
Amgen Inc
5.60%, 03/02/2043 175 174
Gilead Sciences Inc
5.50%, 11/15/2054 75 73
$ 247
Building Materials - 0 .39%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(e)
417 436
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(e)
513 514
$ 950
Chemicals - 0 .71%
Alpek SAB de CV
4.25%, 09/18/2029
(e)
200 187
CF Industries Inc
5.30%, 11/26/2035 315 314
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
260 249
International Flavors & Fragrances Inc
3.47%, 12/01/2050
(e)
150 104
OCP SA
6.75%, 05/02/2034
(e)
200 210
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 267
Sociedad Quimica y Minera de Chile SA
5.63%, 04/22/2056
(e),(g)
400 397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 1,728
Commercial Mortgage Backed Securities - 6 .21%
ALA Trust 2025-OANA
5.37%, 06/15/2040
(e)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(k)
500 513
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 214
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BFLD Commercial Mortgage Trust 2025-5MW
4.83%, 10/10/2042
(e),(k)
$ 250 $ 247
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(e),(k)
1,000 1,007
BRCK Trust 2025-830B
0.28%, 12/10/2030
(e),(k),(l)
10,000 87
Bridge Commercial Mortgage Trust 2026-MF
4.85%, 06/15/2039
(e)
1,000 1,002
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
BSTN Commercial Mortgage Trust 2025-1C
5.55%, 06/15/2044
(e),(k)
1,000 1,014
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(e)
500 502
BX Commercial Mortgage Trust 2026-Vlt10
5.36%, 07/13/2058
(e),(k)
1,500 1,458
BX Commercial Mortgage Trust 2026-VLT9
5.33%, 03/15/2045
(e)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2025-ARIA
5.20%, 12/13/2042
(e),(k)
500 501
BX Trust 2026-OPTM
4.83%, 03/15/2039
(e)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BXHPP Trust 2021-FILM
4.39%, 08/15/2036
(e)
500 475
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(e)
350 343
CONE Commercial Mortgage Trust 2026-DFW3
5.75%, 05/15/2043
(e),(k)
1,000 996
6.05%, 05/15/2043
(e),(k)
500 499
ELM Trust 2024-ELM
5.99%, 06/10/2039
(e),(k)
850 851
ESTN Trust 2026-TOWN
5.54%, 05/12/2046
(e),(k)
500 505
GGP Commercial Mortgage Trust 2026-SSP
5.12%, 07/05/2043
(e),(k)
1,000 1,003
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 307
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.71%, 11/15/2047
(k)
500 451
KRE Commercial Mortgage Trust 2026-ICNA
5.48%, 05/15/2043
(e)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.85%
LBA Trust 2024-7IND
5.07%, 10/15/2041
(e)
178 178
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ORL Trust 2024-GLKS
5.12%, 12/15/2039
(e)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
4.63%, 01/15/2039
(e)
350 350
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
Wells Fargo Commercial Mortgage Trust 2025-5C7
4.32%, 12/15/2058 181 178
$ 15,117
Commercial Services - 0 .49%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 108

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
EquipmentShare.com Inc
7.13%, 07/01/2034
(e),(j)
$ 55 $ 54
8.00%, 03/15/2033
(e)
444 455
8.63%, 05/15/2032
(e)
13 14
Garda World Security Corp
6.00%, 06/01/2029
(e)
145 143
8.38%, 11/15/2032
(e)
236 241
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(e)
175 175
$ 1,190
Computers - 0 .97%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 300 295
4.55%, 10/15/2029 295 293
5.00%, 10/15/2034 680 666
5.25%, 04/01/2033 325 326
5.60%, 10/15/2054 205 190
6.35%, 10/15/2045 60 62
International Business Machines Corp
5.70%, 02/10/2055 140 134
McAfee Corp
7.38%, 02/15/2030
(e)
224 191
NCR Atleos Corp
9.50%, 04/01/2029
(e)
186 198
$ 2,355
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(e)
224 155
Credit Card Asset Backed Securities - 0 .48%
American Express Credit Account Master Trust
5.24%, 04/15/2031 955 977
WF Card Issuance Trust
4.34%, 05/15/2030 200 200
$ 1,177
Distribution & Wholesale - 0 .07%
Veritiv Operating Co
10.50%, 11/30/2030
(e)
160 164
Diversified Financial Services - 3 .17%
Aercap Funding DAC
4.88%, 07/07/2031
(j)
425 423
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 220 212
6.95%, 03/10/2055
(g)
345 357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(e)
195 194
5.75%, 10/01/2031
(e)
355 363
Atlas Warehouse Lending Co LP
4.95%, 11/15/2030
(e)
330 325
Avolon Holdings Funding Ltd
4.85%, 04/01/2033
(e)
230 223
Charles Schwab Corp/The
4.91%, 11/14/2036
(g)
420 410
Secured Overnight Financing Rate + 1.23%
5.49%, 05/21/2037
(g)
275 279
Secured Overnight Financing Rate + 1.28%
5.85%, 05/19/2034
(g)
85 89
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
4.75%, 02/14/2029
(e)
250 246
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(e)
250 247
5.50%, 06/18/2030
(e)
500 506
6.20%, 06/18/2035
(e)
500 511
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
9.25%, 12/15/2028
(e)
$ 60 $ 63
Equitable America Global Funding
4.95%, 06/09/2030
(e)
90 90
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(e)
40 39
9.13%, 05/15/2031
(e)
340 352
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(e)
454 461
ILFC E-Capital Trust II
6.73%, 12/21/2065
(e)
100 88
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(e)
519 519
6.75%, 05/01/2033
(e)
704 724
OneMain Finance Corp
3.50%, 01/15/2027 135 134
4.00%, 09/15/2030 87 80
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 144 147
7.50%, 05/15/2031 300 310
Rfna LP
7.88%, 02/15/2030
(e)
60 60
TrueNoord Capital DAC
8.75%, 03/01/2030
(e)
252 261
$ 7,720
Electric - 3 .75%
AES Corp/The
5.75%, 07/15/2033 70 70
5.80%, 03/15/2032 245 248
Alliant Energy Finance LLC
5.40%, 06/06/2027
(e)
340 342
5.95%, 03/30/2029
(e)
95 98
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 320 267
Black Hills Corp
4.55%, 01/31/2031
(f)
195 192
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(e)
550 551
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
115 114
CMS Energy Corp
6.50%, 06/01/2055
(g)
425 435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
COX Asset Mexico SA de CV
7.13%, 01/08/2032
(e)
200 203
Dominion Energy Inc
5.35%, 06/15/2036 175 175
6.15%, 12/15/2056
(g)
245 246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%
Duke Energy Florida LLC
6.20%, 11/15/2053 85 90
Evergy Missouri West Inc
5.25%, 12/15/2035
(e)
170 169
Exelon Corp
5.60%, 03/15/2053 100 96
Indiana Michigan Power Co
5.60%, 03/15/2056 80 78
Indianapolis Power & Light Co
5.70%, 04/01/2054
(e)
145 142
Interstate Power and Light Co
5.60%, 06/29/2035 590 606
Louisville Gas and Electric Co
5.85%, 08/15/2055 125 126

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 $ 125 $ 127
6.38%, 08/15/2055
(g)
250 255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(g)
335 343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(e)
100 98
5.75%, 01/15/2034
(e)
162 161
5.88%, 05/15/2034
(e)
55 55
6.00%, 01/15/2036
(e)
271 270
6.13%, 05/15/2036
(e)
50 50
Pacific Gas and Electric Co
5.05%, 11/15/2031 150 150
6.00%, 05/01/2056 165 158
6.30%, 08/15/2056 250 249
Public Service Co of Colorado
5.25%, 04/01/2053 90 83
Puget Sound Energy Inc
5.60%, 09/15/2055 95 92
Saavi Energia Sarl
8.88%, 02/10/2035
(e)
200 219
Southern Co/The
5.70%, 03/15/2034 265 275
Southern Power Co
4.90%, 10/01/2035 255 247
Vistra Corp
7.00%, 12/15/2026
(e),(g),(h)
473 477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
VoltaGrid LLC
7.38%, 11/01/2030
(e)
335 348
WEC Energy Group Inc
5.63%, 05/15/2056
(g)
265 263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Xcel Energy Inc
5.45%, 08/15/2033 730 743
5.75%, 12/03/2056
(g)
215 212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 9,123
Engineering & Construction - 0 .17%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(e)
200 207
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(e)
200 199
$ 406
Entertainment - 0 .46%
Caesars Entertainment Inc
4.63%, 10/15/2029
(e),(f)
215 207
6.50%, 02/15/2032
(e)
330 322
Cinemark USA Inc
5.25%, 07/15/2028
(e)
275 274
7.00%, 08/01/2032
(e)
95 98
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(e)
200 211
$ 1,112
Environmental Control - 0 .08%
Waste Connections Inc
4.80%, 07/15/2036 205 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 1 .90%
B&G Foods Inc
5.25%, 09/15/2027 $ 20 $ 20
8.00%, 09/15/2028
(e)
336 336
11.00%, 06/15/2031
(e)
130 120
Chobani LLC / Chobani Finance Corp Inc
6.38%, 04/15/2034
(e)
265 269
7.63%, 07/01/2029
(e)
145 150
Fiesta Purchaser Inc
7.88%, 03/01/2031
(e)
254 256
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
4.38%, 02/02/2052 526 397
5.63%, 03/10/2037
(e)
445 443
5.75%, 04/01/2033 115 118
5.95%, 04/20/2035 315 325
6.25%, 03/01/2056 410 402
6.38%, 02/25/2055 125 125
6.40%, 05/10/2057
(e)
205 204
Mars Inc
5.20%, 03/01/2035
(e)
815 818
5.70%, 05/01/2055
(e)
398 392
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(e),(j)
245 248
$ 4,623
Forest Products & Paper - 0 .01%
Mercer International Inc
5.13%, 02/01/2029
(f)
20 11
12.88%, 10/01/2028
(e),(f)
35 19
$ 30
Gas - 0 .50%
Boston Gas Co
5.84%, 01/10/2035
(e)
100 104
NiSource Inc
6.95%, 11/30/2054
(g)
310 321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Promigas SA ESP / Gases del Pacifico SAC
7.75%, 06/24/2056
(e),(f),(g)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Southern California Gas Co
6.00%, 06/15/2055 365 370
Southern Co Gas Capital Corp
6.05%, 09/15/2056
(g)
225 225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
$ 1,223
Healthcare - Products - 0 .41%
Abbott Laboratories
4.30%, 03/15/2033 300 291
4.65%, 03/15/2036 210 204
5.50%, 03/15/2056 310 303
VSP Optical Group Inc
5.65%, 06/01/2036
(e)
210 211
$ 1,009
Healthcare - Services - 0 .62%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
85 84
Centene Corp
4.25%, 12/15/2027 25 25
Concentra Health Services Inc
6.88%, 07/15/2032
(e)
203 210
Global Medical Response Inc
7.38%, 10/01/2032
(e)
17 18
HCA Inc
5.30%, 05/15/2036 230 228
5.45%, 04/01/2031 90 92

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
LifePoint Health Inc
8.38%, 02/15/2032
(e)
$ 369 $ 384
Tenet Healthcare Corp
6.13%, 06/15/2030 103 104
UnitedHealth Group Inc
4.75%, 05/15/2052 305 261
5.75%, 07/15/2064 115 112
$ 1,518
Home Builders - 0 .19%
Adams Homes Inc
9.25%, 10/15/2028
(e)
184 190
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(e)
263 270
$ 460
Home Equity Asset Backed Securities - 0 .22%
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066
(e),(k)
501 496
Saxon Asset Securities Trust 2004-1
3.60%, 03/25/2035 93 52
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 548
Insurance - 0 .89%
American International Group Inc
5.45%, 05/07/2035 145 148
Aon North America Inc
5.75%, 03/01/2054 370 363
Arch Capital Group Ltd
5.95%, 06/15/2056 275 277
Arthur J Gallagher & Co
5.55%, 02/15/2055 45 43
Asurion LLC/ Asurion Co-Issuer Inc
8.00%, 12/31/2032
(e)
215 217
8.38%, 02/01/2034
(e)
120 111
Athene Global Funding
5.13%, 06/01/2029
(e)
145 145
Corebridge Financial Inc
5.75%, 01/15/2034 105 108
Markel Group Inc
6.00%, 05/16/2054 75 75
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 64
MetLife Inc
5.00%, 07/15/2052 50 45
5.85%, 03/15/2056
(g)
245 242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(e)
140 144
Willis North America Inc
4.55%, 03/15/2031 195 191
$ 2,173
Internet - 0 .64%
Amazon.com Inc
5.80%, 03/13/2056 125 124
Beignet Investor LLC
6.58%, 05/30/2049
(e)
555 566
Meta Platforms Inc
4.45%, 08/15/2052 435 335
5.25%, 05/15/2036 190 189
6.30%, 05/15/2056 340 339
$ 1,553
Investment Companies - 0 .50%
HA Sustainable Infrastructure Capital Inc
5.95%, 07/15/2033
(e)
155 156
7.13%, 11/15/2056
(g)
175 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
HA Sustainable Infrastructure Capital Inc
(continued)
8.00%, 06/01/2056
(g)
$ 385 $ 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 294 251
5.25%, 05/15/2027
(f)
85 84
10.00%, 11/15/2029
(e)
142 140
$ 1,216
Iron & Steel - 0 .22%
ArcelorMittal SA
5.38%, 05/19/2036 245 243
Vale Overseas Ltd
6.00%, 02/25/2056
(e),(g)
300 300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
$ 543
Leisure Products & Services - 0 .03%
NCL Finance Ltd
6.13%, 03/15/2028
(e)
80 81
Lodging - 0 .08%
Wynn Macau Ltd
5.63%, 08/26/2028
(e)
200 199
Machinery - Construction & Mining - 0 .10%
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031
(e)
245 248
Machinery - Diversified - 0 .07%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(e)
165 171
Media - 1 .51%
AMC Global Media Inc
10.50%, 07/15/2032
(e)
88 91
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
265 246
4.50%, 05/01/2032 105 93
4.50%, 06/01/2033
(e),(f)
61 53
5.38%, 06/01/2029
(e)
70 69
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 445 284
Directv Financing LLC
8.88%, 02/01/2030
(e)
150 153
8.88%, 02/01/2030
(e)
99 101
Directv Financing LLC / Directv Financing Co-
Obligor Inc
9.25%, 06/01/2032
(e)
15 15
10.00%, 02/15/2031
(e)
10 10
Discovery Communications LLC
3.63%, 05/15/2030 25 23
4.13%, 05/15/2029 79 78
5.00%, 09/20/2037 55 43
Discovery Global Holdings Inc
5.05%, 03/15/2042 298 218
DISH DBS Corp
5.25%, 12/01/2026
(e)
76 75
DISH Network Corp
11.75%, 11/15/2027
(e)
245 252
EchoStar Corp
10.75%, 11/30/2029 368 397
iHeartCommunications Inc
4.75%, 01/15/2028
(e)
101 97
7.75%, 08/15/2030
(e)
101 94

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.20%, 05/19/2032 $ 85 $ 74
4.85%, 07/01/2042 25 17
5.85%, 09/01/2043 80 60
Sinclair Television Group Inc
8.13%, 02/15/2033
(e)
519 533
Space Exploration Technologies Corp
5.35%, 07/15/2031
(e)
220 219
Virgin Media Secured Finance PLC
5.50%, 05/15/2029
(e)
390 370
$ 3,665
Metal Fabrication & Hardware - 0 .09%
TMS International Corp/DE
6.25%, 04/15/2029
(e)
224 224
Mining - 0 .61%
Anglo American Capital PLC
5.25%, 03/19/2036
(e)
220 218
First Quantum Minerals Ltd
6.38%, 02/15/2036
(e)
200 196
8.00%, 03/01/2033
(e)
200 209
Glencore Funding LLC
4.90%, 07/01/2031
(e)
320 320
5.51%, 04/01/2036
(e)
275 277
Trekor Metals Ltd
8.25%, 05/01/2030
(e)
255 266
$ 1,486
Mortgage Backed Securities - 1 .70%
Fannie Mae REMICS
2.26%, 12/25/2049
(l)
1,840 186
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.31%, 08/25/2049
(l)
1,717 170
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.31%, 06/25/2050
(l)
1,302 138
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.36%, 02/25/2043
(l)
91 8
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.36%, 08/25/2043
(l)
499 45
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.36%, 12/25/2044
(l)
2,700 245
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.41%, 01/25/2048
(l)
438 47
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.46%, 03/25/2048
(l)
1,017 110
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.46%, 06/25/2048
(l)
1,152 146
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
4 —
3.00%, 09/25/2050
(l)
709 111
3.50%, 11/25/2027
(l)
4 —
Freddie Mac REMICS
2.41%, 06/25/2050
(l)
630 68
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(l)
3 —
3.00%, 10/15/2027
(l)
4 —
4.16%, 05/15/2049 637 627
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
2.30%, 12/16/2043
(l)
$ 929 $ 75
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.30%, 03/20/2050
(l)
1,777 195
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.35%, 06/20/2046
(l)
226 23
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.35%, 11/20/2046
(l)
898 98
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.39%, 12/20/2043
(l)
110 11
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
2.45%, 10/20/2045
(l)
260 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.45%, 11/20/2047
(l)
194 22
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.50%, 06/20/2045
(l)
505 56
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.50%, 12/20/2050
(l)
893 137
2.55%, 08/20/2050
(l)
705 85
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 11/20/2050
(l)
508 66
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 06/20/2051
(l)
1,930 245
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 08/20/2051
(l)
830 101
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.64%, 09/20/2050
(l)
571 75
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.97%, 04/20/2041
(l)
400 46
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(l)
184 29
3.00%, 11/20/2050
(l)
428 71
3.00%, 11/20/2050
(l)
650 107
3.00%, 11/20/2050
(l)
836 146
3.50%, 10/20/2049
(l)
294 55
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(e),(k)
284 284
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(e),(k)
9 9
Sequoia Mortgage Trust 2024-2
5.92%, 03/25/2054
(e),(k)
137 137
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(e),(k)
129 129
$ 4,132
Oil & Gas - 1 .07%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(e)
200 208
Chord Energy Corp
6.00%, 10/01/2030
(e)
130 131
Comstock Resources Inc
6.75%, 03/01/2029
(e)
230 226
Diamondback Energy Inc
5.75%, 04/18/2054 160 156

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ecopetrol SA
8.88%, 01/13/2033 $ 170 $ 186
Matador Resources Co
6.00%, 04/15/2034
(e)
60 58
6.25%, 04/15/2033
(e)
513 511
Noble Finance II LLC
6.25%, 06/15/2034
(e)
375 368
Petroleos Mexicanos
7.69%, 01/23/2050 225 210
Sunoco LP
5.88%, 03/15/2034
(e)
557 549
$ 2,603
Oil & Gas Services - 0 .15%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
5.85%, 06/15/2056 365 361
Other Asset Backed Securities - 7 .05%
ALLO Issuer LLC
6.05%, 06/20/2056
(e)
600 605
Bluepeak ABS Issuer LLC
5.86%, 12/20/2055
(e)
225 227
6.49%, 12/20/2055
(e)
250 252
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(e)
500 494
DataBank Issuer
5.81%, 02/25/2056
(e)
412 411
Firstlight Issuer LLC
5.87%, 06/20/2056
(e),(j)
750 754
Flexential Issuer LLC
6.00%, 03/25/2061
(e)
450 446
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(e)
172 173
Iskandar Enterprise LLC
5.05%, 04/17/2056
(e)
500 497
Kinetic ABS Issuer LLC
5.22%, 02/25/2056
(e)
1,500 1,490
6.22%, 06/25/2058
(e),(j)
250 251
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(e)
1,000 999
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(e)
1,375 1,369
5.27%, 04/20/2056
(e)
1,250 1,250
QTS Issuer ABS II LLC
5.34%, 07/05/2056
(e),(j)
1,000 1,000
5.85%, 01/05/2056
(e)
550 541
7.14%, 07/05/2056
(e),(j)
250 250
Summit Issuer LLC
5.21%, 11/20/2055
(e)
1,100 1,093
Switch ABS Issuer LLC
5.12%, 10/25/2055
(e)
1,150 1,132
Venture 47 Clo Ltd
4.95%, 04/20/2036
(e)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.28%
Verizon Master Trust
4.35%, 08/20/2032
(e)
525 522
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(e)
215 218
Zayo Issuer LLC
5.55%, 04/20/2056
(e)
1,300 1,301
5.57%, 10/20/2055
(e)
1,000 990
5.72%, 10/20/2055
(e)
150 147
6.04%, 04/20/2056
(e)
250 250
$ 17,162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .61%
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(e)
$ 303 $ 310
9.25%, 04/15/2030
(e)
74 73
Multi-Color Corp
8.50%, PIK 0.00%; 05/11/2033
(e),(k),(m)
299 262
Packaging Corp of America
5.20%, 08/15/2035 400 401
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 425 431
$ 1,477
Pharmaceuticals - 1 .27%
1261229 BC Ltd
10.00%, 04/15/2032
(e)
200 202
AbbVie Inc
4.25%, 11/21/2049 285 233
4.75%, 03/15/2036 245 240
5.50%, 03/15/2064 70 67
5.55%, 03/15/2056 160 157
Accendra Health Inc
9.00%, 06/15/2032
(e)
75 70
Adapthealth LLC
6.13%, 08/01/2028
(e)
105 105
CVS Health Corp
5.45%, 09/15/2035 280 284
Eli Lilly & Co
5.60%, 05/20/2056 185 186
Endo Finance Holdings LP
8.50%, 04/15/2031
(e)
201 211
Jazz Securities DAC
4.38%, 01/15/2029
(e)
295 289
Novartis Capital Corp
5.70%, 03/18/2056 220 224
Zoetis Inc
4.70%, 02/01/2043 105 94
5.00%, 08/17/2035
(f)
740 731
$ 3,093
Pipelines - 1 .78%
Cheniere Energy Inc
5.65%, 04/15/2034 235 241
DT Midstream Inc
4.13%, 06/15/2029
(e)
700 686
Energy Transfer LP
5.15%, 03/15/2045 275 245
5.95%, 05/15/2054 295 282
6.50%, 02/15/2056
(g)
649 655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
6.75%, 05/15/2034
(e)
290 294
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(e)
65 67
NGPL PipeCo LLC
5.60%, 08/15/2036
(e)
355 353
ONEOK Inc
4.75%, 10/15/2031 275 272
5.70%, 11/01/2054 290 269
Rio Grande LNG LLC
6.15%, 06/30/2041
(e),(j)
245 245
Transcontinental Gas Pipe Line Co LLC
5.75%, 03/15/2056 70 69
Venture Global LNG Inc
6.63%, 06/15/2036
(e)
55 54
8.38%, 06/01/2031
(e)
40 42
9.00%, 09/30/2029
(e),(g),(h)
189 185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global LNG Inc (continued)
9.50%, 02/01/2029
(e)
$ 348 $ 375
$ 4,334
REITs - 0 .63%
Arbor Realty SR Inc
7.88%, 07/15/2030
(e),(f)
412 388
8.50%, 12/15/2028
(e),(f)
80 79
CFE Fibra E
5.88%, 09/23/2040
(e)
194 189
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(e)
5 5
Fibra SOMA Trust F/6185
7.13%, 05/28/2036
(e)
200 199
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
149 146
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(e)
85 83
7.00%, 02/01/2030
(e)
65 67
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(e)
251 245
XHR LP
4.88%, 06/01/2029
(e)
135 132
6.63%, 05/15/2030
(e)
10 10
$ 1,543
Retail - 0 .71%
Carvana Co
9.00%, 06/01/2030
(e),(k)
354 366
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(e)
369 359
Michaels Cos Inc/The
8.50%, 03/15/2033
(e)
35 34
11.00%, 03/15/2034
(e)
145 142
Park River Holdings Inc
8.00%, 03/15/2031
(e)
240 242
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(e)
323 297
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(e)
279 288
$ 1,728
Semiconductors - 1 .67%
Broadcom Inc
3.42%, 04/15/2033 1,397 1,274
4.35%, 02/15/2030 165 163
4.55%, 02/15/2032 85 84
4.60%, 01/15/2033 420 412
5.15%, 11/15/2031 125 127
5.20%, 07/15/2035 330 331
Intel Corp
4.75%, 03/25/2050 270 224
5.30%, 05/15/2036 260 259
Marvell Technology Inc
2.95%, 04/15/2031 170 156
4.75%, 07/15/2030 100 100
5.30%, 04/15/2036 580 577
5.45%, 07/15/2035 145 147
5.95%, 09/15/2033 190 200
$ 4,054
Software - 0 .64%
Cloud Software Group Inc
9.00%, 09/30/2029
(e)
60 58
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(e)
258 270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
3.95%, 03/25/2051 $ 320 $ 205
4.00%, 07/15/2046 95 64
4.90%, 02/06/2033 70 66
5.20%, 09/26/2035 170 159
5.38%, 09/27/2054 135 106
5.55%, 02/06/2053 290 234
Synopsys Inc
5.15%, 04/01/2035 190 189
5.70%, 04/01/2055 215 208
$ 1,559
Sovereign - 0 .28%
Brazilian Government International Bond
6.25%, 05/22/2036 275 272
Colombia Government International Bond
6.13%, 01/21/2031 200 202
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(e)
200 214
$ 688
Telecommunications - 1 .56%
Altice France SA
6.50%, 04/15/2032
(e)
105 101
9.50%, 11/01/2029
(e)
322 327
AT&T Inc
3.50%, 09/15/2053 259 168
3.55%, 09/15/2055 360 232
Beacon Point DC LLC
6.13%, 11/30/2042
(e)
165 166
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(e)
400 412
Level 3 Financing Inc
7.50%, 02/15/2037
(e)
220 226
8.50%, 01/15/2036
(e)
150 161
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(e)
220 220
Telecom Argentina SA
9.50%, 07/18/2031
(e)
155 168
T-Mobile USA Inc
3.40%, 10/15/2052 270 177
4.63%, 01/15/2033 230 225
5.88%, 11/15/2055 145 141
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(e)
205 214
8.63%, 06/15/2032
(e)
50 52
Uniti Services LLC
7.50%, 10/15/2033
(e)
40 42
Verizon Communications Inc
5.88%, 11/30/2055 95 92
Viasat Inc
6.50%, 07/15/2028
(e)
115 115
7.50%, 05/30/2031
(e)
268 271
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
60 57
Zayo Group Holdings Inc
5.75%, PIK 0.50%; 03/09/2030
(e),(k),(m)
137 137
7.13%, PIK 1.88%; 09/09/2030
(e),(k),(m)
85 84
$ 3,788
Transportation - 0 .21%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 50
5.55%, 03/15/2056 195 191
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(d),(n)
121 —
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(e)
257 264
$ 505

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .05%
Essential Utilities Inc
5.13%, 03/15/2036 $ 125 $ 123
TOTAL BONDS $ 147,602
SENIOR FLOATING RATE INTERESTS
- 1 .93%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .08%
TransDigm Inc ; Term Loan J
7.26%, 02/28/2031 189 189
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .08%
United Airlines Inc ; Term Loan B
5.27%, 02/22/2031 186 186
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Chemicals - 0 .05%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 5 3
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan
8.41%, 11/27/2030 10 10
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Element Solutions Inc ; Term Loan B3
6.51%, 12/18/2030 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 123
Commercial Services - 0 .22%
Aggreko Holdings Inc ; Term Loan B
6.63%, 05/21/2031 89 89
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp ; Term Loan B
6.42%, 02/01/2029 255 254
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Shift4 Payments LLC ; Term Loan B
2.60%, 06/30/2032 199 198
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 541
Computers - 0 .08%
McAfee Corp ; Term Loan B1
6.64%, 03/01/2029 223 197
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc ; Term Loan B
7.73%, 07/08/2031 260 179
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Distribution & Wholesale - 0 .08%
Veritiv Operating Co ; Term Loan B
7.73%, 11/30/2030 197 186
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .14%
Jane Street Group LLC ; Term Loan B
5.95%, 12/15/2031 212 210
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jupiter Borrower Inc ; Term Loan B
0.00%, 03/25/2033
(o)
$ 125 $ 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 335
Food - 0 .10%
Fiesta Purchaser Inc ; Term Loan B
6.39%-7.51%, 02/12/2031 250 245
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .03%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 85 83
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .08%
Asurion LLC ; Term Loan B4
9.03%, 01/20/2029 202 200
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Lodging - 0 .11%
Fertitta Entertainment LLC/NV ; Term Loan B
5.75%, 01/27/2029 262 262
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc ; Term Loan B
6.89%, 04/30/2030 10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .19%
Directv Financing LLC ; Tern Loan Extended
9.17%, 08/02/2029 63 63
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.16%, 02/15/2031 160 160
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
iHeartCommunications Inc ; Term Loan
10.65%, 05/01/2029 252 240
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 463
Mining - 0 .06%
Arsenal AIC Parent LLC ; Term Loan B
7.51%, 08/18/2030 150 150
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .05%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.12%, 04/15/2030 127 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pharmaceuticals - 0 .26%
1261229 BC Ltd ; Term Loan B
9.89%, 10/08/2030 342 332
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Accendra Health Inc ; Term Loan B1
0.00%, 03/29/2029
(o)
240 225
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl ; Term Loan B2
7.02%, 05/05/2028 $ 72 $ 72
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 629
Retail - 0 .11%
IRB Holding Corp ; Term Loan B
7.50%, 12/15/2030 63 63
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan B
5.60%, 02/18/2033 200 199
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 262
Software - 0 .07%
Cloud Software Group Inc ; Term Loan B1
3.85%, 08/13/2032 179 154
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(o)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 164
Telecommunications - 0 .07%
Zayo Group Holdings Inc ; PIK Term Loan
6.73%, PIK 0.50%; 03/11/2030
(m)
160 160
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,690
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 29 .04%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .53%
3.00%, 11/01/2042 $ 101 $ 92
3.00%, 12/01/2046 39 35
3.50%, 10/01/2041 9 9
3.50%, 04/01/2042 14 13
3.50%, 10/01/2045 264 246
3.50%, 03/01/2048 40 37
4.00%, 02/01/2045 4 4
4.00%, 02/01/2046 24 23
4.00%, 06/01/2046 17 16
4.00%, 04/01/2047 78 75
4.00%, 11/01/2047 119 113
4.50%, 10/01/2041 10 9
4.50%, 12/01/2043 213 209
5.00%, 06/01/2031 15 15
5.00%, 10/01/2035 7 7
5.00%, 06/01/2041 337 340
6.00%, 06/01/2032 6 6
6.00%, 10/01/2032 3 3
6.00%, 01/01/2038 18 19
6.50%, 05/01/2029 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 3 3
7.00%, 06/01/2030 1 —
7.00%, 12/01/2031 7 8
8.00%, 09/01/2030 16 16
$ 1,301
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15 .59%
2.00%, 01/01/2051 801 661
2.00%, 02/01/2051 1,341 1,082
2.00%, 02/01/2051 2,902 2,380
2.00%, 11/01/2051 921 750
2.00%, 12/01/2051 404 330
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 12/01/2051 $ 1,421 $ 1,156
2.00%, 05/01/2052 425 348
2.50%, 11/01/2050 273 233
2.50%, 02/01/2051 1,081 927
2.50%, 07/01/2051 821 701
2.50%, 11/01/2051 492 419
2.50%, 12/01/2051 961 824
2.50%, 01/01/2052 675 567
2.50%, 04/01/2052 1,175 1,000
2.50%, 10/01/2053 232 196
2.50%, 01/01/2054 353 296
3.00%, 03/01/2034 66 63
3.00%, 03/01/2052 793 704
3.00%, 04/01/2052 997 885
3.00%, 06/01/2052 300 264
3.00%, 07/01/2052 407 358
3.50%, 04/01/2030 44 43
3.50%, 08/01/2034 70 67
3.50%, 12/01/2040 19 17
3.50%, 12/01/2041 5 5
3.50%, 03/01/2042 10 9
3.50%, 04/01/2042 21 20
3.50%, 11/01/2042 250 233
3.50%, 05/01/2046 9 8
3.50%, 06/01/2051 161 148
4.00%, 05/01/2041 53 51
4.00%, 10/01/2041 7 7
4.00%, 10/01/2041 18 17
4.00%, 11/01/2041 10 10
4.00%, 04/01/2042 9 8
4.00%, 02/01/2044 37 36
4.00%, 09/01/2044 6 6
4.00%, 09/01/2045 29 28
4.00%, 12/01/2045 142 135
4.00%, 01/01/2047 12 12
4.00%, 10/01/2048 97 92
4.00%, 10/01/2052 73 69
4.00%, 03/01/2053 1,022 962
4.00%, 07/01/2053 592 555
4.50%, 08/01/2040 13 13
4.50%, 11/01/2040 208 206
4.50%, 08/01/2041 8 8
4.50%, 09/01/2041 79 78
4.50%, 06/01/2046 8 8
4.50%, 05/01/2047 7 6
4.50%, 05/01/2047 13 13
4.50%, 05/01/2049 49 48
4.50%, 09/01/2052 1,385 1,340
4.50%, 10/01/2052 1,379 1,333
4.50%, 07/01/2053 609 588
4.50%, 08/01/2053 349 337
4.50%, 01/01/2054 353 341
5.00%, 10/01/2041 46 46
5.00%, 06/01/2048 101 102
5.00%, 07/01/2052 379 378
5.00%, 09/01/2052 390 389
5.00%, 06/01/2053 682 677
5.00%, 08/01/2053 775 766
5.00%, 11/01/2054 411 405
5.00%, 11/01/2054 593 586
5.00%, 11/01/2054 666 661
5.00%, 12/01/2054 851 843
5.00%, 02/01/2055 350 346
5.00%, 01/01/2056 607 598
5.00%, 04/01/2056 837 824
5.50%, 07/01/2033 29 29
5.50%, 08/01/2036 145 149

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2040 $ 7 $ 7
5.50%, 02/01/2053 899 913
5.50%, 07/01/2053 448 455
5.50%, 11/01/2053 539 548
5.50%, 11/01/2053 555 562
5.50%, 03/01/2054 319 322
5.50%, 10/01/2054 246 249
5.50%, 02/01/2055 779 789
5.50%, 04/01/2055 476 483
5.50%, 04/01/2055 329 333
5.50%, 06/01/2055 631 640
5.50%, 06/01/2055 221 224
5.50%, 08/01/2055 397 400
5.50%, 08/01/2055 582 589
5.50%, 08/01/2055 485 492
5.50%, 06/01/2056 275 277
6.00%, 07/01/2035 42 43
6.00%, 02/01/2037 12 13
6.00%, 02/01/2038 15 15
6.00%, 01/01/2053 317 331
6.00%, 04/01/2054 428 446
6.00%, 05/01/2054 346 359
6.00%, 06/01/2054 275 285
6.00%, 09/01/2054 266 277
6.00%, 09/01/2054 420 432
6.00%, 11/01/2054 485 503
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 9 9
6.50%, 02/01/2038 14 14
6.50%, 09/01/2038 37 39
6.50%, 05/01/2054 106 110
$ 37,960
Government National Mortgage Association (GNMA) - 6 .51%
2.00%, 07/20/2051 915 750
2.00%, 08/20/2051 291 238
2.00%, 04/20/2052 555 455
2.50%, 06/20/2050 280 239
2.50%, 04/20/2051 413 354
2.50%, 07/20/2051 264 226
2.50%, 09/20/2051 593 507
3.00%, 07/20/2044 127 115
3.00%, 01/20/2046 82 74
3.00%, 12/20/2046 356 320
3.00%, 09/20/2051 297 264
3.50%, 04/20/2046 78 70
4.00%, 06/20/2046 14 13
4.00%, 04/20/2052 350 329
4.00%, 10/20/2052 152 143
4.00%, 12/20/2052 745 700
4.50%, 09/15/2039 170 168
4.50%, 11/15/2040 33 33
4.50%, 08/20/2052 639 619
4.50%, 09/20/2052 482 467
4.50%, 02/20/2053 376 365
4.50%, 03/20/2054 202 195
4.50%, 11/20/2054 1,856 1,788
5.00%, 05/20/2053 463 458
5.00%, 09/20/2053 396 392
5.00%, 10/20/2053 540 534
5.00%, 02/20/2054 170 168
5.00%, 04/20/2054 1,076 1,064
5.00%, 07/20/2056
(p)
2,385 2,351
5.50%, 12/20/2033 27 28
5.50%, 05/20/2035 3 3
5.50%, 12/20/2048 67 69
5.50%, 06/20/2053 360 364
5.50%, 11/20/2053 150 151
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 07/20/2054 $ 327 $ 330
5.50%, 07/20/2056
(p)
1,360 1,367
6.00%, 01/20/2029 2 2
6.00%, 12/15/2033 5 5
6.00%, 12/20/2036 19 20
6.50%, 12/15/2032 114 117
8.00%, 12/15/2030 1 1
$ 15,856
U.S. Treasury - 5 .36%
3.00%, 05/15/2045 1,140 867
3.00%, 11/15/2045
(q)
2,750 2,077
3.38%, 02/29/2028 650 642
3.75%, 04/30/2028 3,000 2,978
4.50%, 11/15/2033 2,000 2,020
4.75%, 02/15/2037 1,435 1,475
4.88%, 08/15/2045 3,000 2,977
$ 13,036
U.S. Treasury Bill - 1 .05%
3.57%, 07/14/2026
(r)
2,550 2,547
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 70,700
Total Investments $ 248,981
Other Assets and Liabilities -  (2.28)% (5,556)
TOTAL NET ASSETS - 100.00% $ 243,425
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,599 or
0.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $77,841 or 31.98% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,534 or 0.63% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $731 or 0.30% of net assets.
(j) Security purchased on a when-issued basis.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) This Senior Floating Rate Note will settle after June 30, 2026, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,423 or 0.58% of net assets.

Schedule of Investments
Core Plus Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 7,561 $ 155,496 $ 156,692 $ 6,365
$ 7,561 $ 155,496 $ 156,692 $ 6,365
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 119 $ — $ — $ —
$ 119 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; September 2026 Short 97 $ 10,659 $ (29)
US 10 Year Treasury Ultra Note; September 2026 Short 18 2,025 (11)
US 2 Year Treasury Note; September 2026 Long 118 24,324 (39)
US 5 Year Treasury  Note; September 2026 Long 238 25,477 (18)
US Long Bond; September 2026 Long 52 5,902 88
US Ultra Bond; September 2026 Long 46 5,343 102
Total $ 93
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .19%
International Equity Index Fund
(a)
2,144,164 $ 32,849
MidCap S&P 400 Index Fund
(a)
747,981 18,931
SmallCap S&P 600 Index Fund
(a)
631,854 19,221
$ 71,001
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .83%
Bond Market Index Account
(a)
24,342,856 231,743
LargeCap S&P 500 Index Account
(a)
6,162,564 164,849
$ 396,592
TOTAL INVESTMENT COMPANIES $ 467,593
Total Investments $ 467,593
Other Assets and Liabilities -  (0.02)% (113)
TOTAL NET ASSETS - 100.00% $ 467,480
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 252,250 $ 15,539 $ 37,599 $ 231,743
International Equity Index Fund 35,634 1,407 7,622 32,849
LargeCap S&P 500 Index Account 176,408 5,994 33,861 164,849
MidCap S&P 400 Index Fund 19,832 754 4,801 18,931
SmallCap S&P 600 Index Fund 19,548 777 5,334 19,221
$ 503,672 $ 24,471 $ 89,217 $ 467,593
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,191) $ — $ 2,744
International Equity Index Fund — 2,212 — 1,218
LargeCap S&P 500 Index Account — 12,315 — 3,993
MidCap S&P 400 Index Fund — 1,169 — 1,977
SmallCap S&P 600 Index Fund — 1,327 — 2,903
$ — $ 15,832 $ — $ 12,835
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
June 30, 2026 (unaudited)
See accompanying notes.

*Includes ($2,849) from merger of Principal Diversified Balanced Strategic Allocation
Account. See Notes for additional information
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Exchange-Traded Funds - 14.19%
iShares Core S&P 500 ETF 54,343 $ 40,697
Money Market Funds - 5.92%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
16,974,692 16,975
Principal Funds, Inc. Class R-6 - 15.17%
International Equity Index Fund
(a)
1,310,466 20,076
MidCap S&P 400 Index Fund
(a)
459,623 11,633
SmallCap S&P 600 Index Fund
(a)
388,231 11,810
$ 43,519
Principal Variable Contracts Funds, Inc.  Class 1 - 64.78%
Bond Market Index Account
(a)
14,959,487 142,414
LargeCap S&P 500 Index Account
(a)
1,622,940 43,414
$ 185,828
TOTAL INVESTMENT COMPANIES $ 287,019
Total Investments $ 287,019
Other Assets and Liabilities -  (0.06)% (166)
TOTAL NET ASSETS - 100.00% $ 286,853
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 108,658 $ 53,387 $ 15,581 $ 142,414
International Equity Index Fund 15,371 3,999 3,482 20,076
LargeCap S&P 500 Index Account 32,567 28,204 23,560 43,414
MidCap S&P 400 Index Fund 8,543 2,383 2,134 11,633
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% — 53,513 36,538 16,975
SmallCap S&P 600 Index Fund 8,420 2,4 31 2,416 11,810
$ 173,559 $ 143,91 7 $ 83,711 $ 246,322
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss) *
Bond Market Index Account $ — $ 151 $ — $ (4,201)
International Equity Index Fund — 736 — 3,452
LargeCap S&P 500 Index Account — 2,045 — 4,158
MidCap S&P 400 Index Fund — 222 — 2,619
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 65 — — —
SmallCap S&P 600 Index Fund — 168 — 3,20 7
$ 65 $ 3,322 $ — $ 9,23 5
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .19%
International Equity Index Fund
(a)
11,306,174 $ 173,211
MidCap S&P 400 Index Fund
(a)
3,450,894 87,342
SmallCap S&P 600 Index Fund
(a)
2,914,968 88,673
$ 349,226
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .84%
Bond Market Index Account
(a)
62,897,995 598,789
LargeCap S&P 500 Index Account
(a)
29,245,229 782,310
$ 1,381,099
TOTAL INVESTMENT COMPANIES $ 1,730,325
Total Investments $ 1,730,325
Other Assets and Liabilities -  (0.03)% (438)
TOTAL NET ASSETS - 100.00% $ 1,729,887
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 649,922 $ 53,696 $ 108,835 $ 598,789
International Equity Index Fund 187,376 7,673 39,911 173,211
LargeCap S&P 500 Index Account 834,843 24,838 154,598 782,310
MidCap S&P 400 Index Fund 91,244 2,946 21,320 87,342
SmallCap S&P 600 Index Fund 89,932 3,054 23,758 88,673
$ 1,853,317 $ 92,207 $ 348,422 $ 1,730,325
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (4,145) $ — $ 8,151
International Equity Index Fund — 11,536 — 6,537
LargeCap S&P 500 Index Account — 53,993 — 23,234
MidCap S&P 400 Index Fund — 5,128 — 9,344
SmallCap S&P 600 Index Fund — 5,731 — 13,714
$ — $ 72,243 $ — $ 60,980
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
June 30, 2026 (unaudited)
See accompanying notes.

*Includes ($14,332) from merger of Principal Diversified Growth Strategic Allocation
Account. See Notes for additional information
INVESTMENT COMPANIES - 100.12% Shares Held Value (000's)
Exchange-Traded Funds - 12.36%
iShares Core S&P 500 ETF 263,505 $ 197,337
Money Market Funds - 7.75%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
123,730,959 123,731
Principal Funds, Inc. Class R-6 - 20.17%
International Equity Index Fund
(a)
10,404,501 159,397
MidCap S&P 400 Index Fund
(a)
3,190,628 80,755
SmallCap S&P 600 Index Fund
(a)
2,695,263 81,990
$ 322,142
Principal Variable Contracts Funds, Inc.  Class 1 - 59.84%
Bond Market Index Account
(a)
58,146,846 553,558
LargeCap S&P 500 Index Account
(a)
15,020,698 401,803
$ 955,361
TOTAL INVESTMENT COMPANIES $ 1,598,571
Total Investments $ 1,598,571
Other Assets and Liabilities -  (0.12)% (1,986)
TOTAL NET ASSETS - 100.00% $ 1,596,585
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 509,763 $ 111,845 $ 63,457 $ 553,558
International Equity Index Fund 146,672 17,251 27,473 159,397
LargeCap S&P 500 Index Account 363,768 90,516 96,832 401,803
MidCap S&P 400 Index Fund 71,566 9,845 16,249 80,755
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 2 516,955 393,226 123,731
SmallCap S&P 600 Index Fund 70,541 9,830 18,210 81,990
$ 1,162,312 $ 756,242 $ 615,447 $ 1,401,234
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss) *
Bond Market Index Account $ — $ 149 $ — $ (4,742)
International Equity Index Fund — 5,179 — 17,768
LargeCap S&P 500 Index Account — 7,910 — 36,441
MidCap S&P 400 Index Fund — 823 — 14,770
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 478 — — —
SmallCap S&P 600 Index Fund — 323 — 19,506
$ 478 $ 14,384 $ — $ 83,743
Amounts in thousands.
Amounts in thousands.

Schedule of Investments
Diversified Income Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .16%
International Equity Index Fund
(a)
443,323 $ 6,792
MidCap S&P 400 Index Fund
(a)
202,972 5,137
SmallCap S&P 600 Index Fund
(a)
171,438 5,215
$ 17,144
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .87%
Bond Market Index Account
(a)
11,451,793 109,021
LargeCap S&P 500 Index Account
(a)
1,592,684 42,604
$ 151,625
TOTAL INVESTMENT COMPANIES $ 168,769
Total Investments $ 168,769
Other Assets and Liabilities -  (0.03)% (45)
TOTAL NET ASSETS - 100.00% $ 168,724
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Bond Market Index Account $ 117,255 $ 7,183 $ 16,141 $ 109,021
International Equity Index Fund 7,281 455 1,651 6,792
LargeCap S&P 500 Index Account 45,055 2,600 9,300 42,604
MidCap S&P 400 Index Fund 5,318 327 1,362 5,137
SmallCap S&P 600 Index Fund 5,242 333 1,509 5,215
$ 180,151 $ 10,898 $ 29,963 $ 168,769
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (743) $ — $ 1,467
International Equity Index Fund — 427 — 280
LargeCap S&P 500 Index Account — 2,289 — 1,960
MidCap S&P 400 Index Fund — 268 — 586
SmallCap S&P 600 Index Fund — 299 — 850
$ — $ 2,540 $ — $ 5,143
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .26 % Shares Held Value (000's)
Money Market Funds - 1 .26%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
798,283 $ 799
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
2,565,131 2,565
$ 3,364
TOTAL INVESTMENT COMPANIES $ 3,364
COMMON STOCKS - 98 .32 % Shares Held Value (000's)
Advertising - 0 .54%
Publicis Groupe SA 14,522 $ 1,435
Aerospace & Defense - 1 .39%
BAE Systems PLC 151,792 3,720
Agriculture - 1 .81%
British American Tobacco PLC 77,988 4,826
Airlines - 1 .06%
Ryanair Holdings PLC 90,377 2,825
Apparel - 1 .40%
Gildan Activewear Inc 26,000 1,341
Kering SA 4,072 1,152
Samsonite Group SA
(d)
709,500 1,237
$ 3,730
Automobile Manufacturers - 1 .25%
Daimler Truck Holding AG 69,399 3,347
Automobile Parts & Equipment - 0 .32%
Nisshinbo Holdings Inc 55,400 855
Banks - 13 .88%
AIB Group PLC 409,161 4,809
BNP Paribas SA 12,652 1,478
Credicorp Ltd 9,883 3,850
DBS Group Holdings Ltd 69,600 3,524
Erste Group Bank AG 31,858 4,264
FinecoBank Banca Fineco SpA 48,446 1,218
HDFC Bank Ltd ADR 74,378 1,921
National Bank of Greece SA 161,287 2,786
NatWest Group PLC 337,783 2,981
Nordea Bank Abp 45,952 871
Piraeus Bank SA
(e)
145,463 1,514
PT Bank Central Asia Tbk 1,798,000 560
Societe Generale SA 16,494 1,460
Swedbank AB 20,408 762
UniCredit SpA 56,505 5,064
$ 37,062
Beverages - 0 .93%
Arca Continental SAB de CV 81,200 971
Carlsberg AS 5,491 719
Varun Beverages Ltd 149,023 801
$ 2,491
Biotechnology - 1 .55%
Argenx SE
(e)
4,470 4,143
Building Materials - 2 .04%
Daikin Industries Ltd 8,500 1,296
Mitsubishi Electric Corp 113,100 4,148
$ 5,444
Commercial Services - 2 .03%
Elis SA 64,114 1,986
Localiza Rent a Car SA 113,134 912
Sunbelt Rentals Holdings Inc 34,733 2,534
$ 5,432
Computers - 2 .35%
BayCurrent Inc 36,300 1,355
Fujitsu Ltd 210,900 4,190
Obic Co Ltd 30,700 721
$ 6,266
Cosmetics & Personal Care - 1 .82%
Haleon PLC 845,097 3,894
Unilever PLC 15,908 956
$ 4,850
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .12%
Rexel SA 68,030 $ 2,980
Diversified Financial Services - 0 .76%
Banco BTG Pactual SA 105,400 1,110
IG Group Holdings PLC 38,006 916
$ 2,026
Electrical Components & Equipment - 0 .92%
Delta Electronics Inc 39,000 2,449
Electronics - 2 .31%
Chroma ATE Inc 18,000 1,251
Halma PLC 19,000 993
Hoya Corp 24,396 3,935
$ 6,179
Engineering & Construction - 2 .82%
Balfour Beatty PLC 97,400 1,120
Enav SpA
(d)
138,557 823
Kajima Corp 48,200 1,757
Obayashi Corp 119,300 2,411
Stantec Inc 20,600 1,421
$ 7,532
Entertainment - 1 .22%
Entain PLC 299,175 2,217
Universal Music Group NV 49,433 1,036
$ 3,253
Food - 0 .63%
Tesco PLC 158,877 969
Toyo Suisan Kaisha Ltd 11,200 717
$ 1,686
Healthcare - Products - 1 .29%
Alcon AG 18,368 1,239
Medtronic PLC 13,537 1,059
QIAGEN NV 29,139 1,139
$ 3,437
Healthcare - Services - 1 .01%
ICON PLC
(e)
15,478 2,689
Insurance - 5 .56%
AIA Group Ltd 434,200 3,975
Fairfax Financial Holdings Ltd 1,000 1,645
Hannover Rueck SE 7,685 2,128
Sompo Holdings Inc 100,800 3,830
Tokio Marine Holdings Inc 74,100 3,258
$ 14,836
Internet - 5 .66%
Scout24 SE
(d)
21,194 1,754
Spotify Technology SA
(e)
10,526 4,833
Tencent Holdings Ltd 114,100 6,296
Trip.com Group Ltd
(e)
55,850 2,221
$ 15,104
Investment Companies - 0 .27%
Rosebank Industries PLC
(e)
166,282 731
Iron & Steel - 1 .11%
Vale SA 195,400 2,950
Lodging - 1 .87%
Galaxy Entertainment Group Ltd 609,000 2,293
InterContinental Hotels Group PLC 15,732 2,704
$ 4,997
Machinery - Construction & Mining - 0 .72%
Komatsu Ltd 49,100 1,917
Machinery - Diversified - 1 .83%
Atlas Copco AB - A Shares 119,346 2,419
Keyence Corp 4,900 2,477
$ 4,896
Metal Fabrication & Hardware - 0 .40%
APL Apollo Tubes Ltd 56,597 1,071
Mining - 4 .48%
Agnico Eagle Mines Ltd 6,100 948
Impala Platinum Holdings Ltd 113,141 1,189
Sandfire Resources Ltd
(e)
155,796 2,093

Schedule of Investments
Diversified International Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Teck Resources Ltd 117,547 $ 7,001
Wheaton Precious Metals Corp 6,500 731
$ 11,962
Oil & Gas - 3 .59%
BP PLC 536,992 3,310
Canadian Natural Resources Ltd 24,900 985
Suncor Energy Inc 98,100 5,278
$ 9,573
Packaging & Containers - 0 .67%
Toyo Seikan Group Holdings Ltd 70,900 1,790
Pharmaceuticals - 2 .86%
Ascendis Pharma A/S
(e)
5,349 1,427
AstraZeneca PLC 30,403 5,676
Zealand Pharma A/S
(e)
11,932 530
$ 7,633
Pipelines - 0 .78%
Gaztransport Et Technigaz SA 6,133 1,300
Gibson Energy Inc
(f)
38,200 774
$ 2,074
Private Equity - 0 .60%
3i Group PLC 48,668 1,600
Retail - 3 .04%
Cie Financiere Richemont SA 10,232 2,362
Industria de Diseno Textil SA 35,333 2,227
Yum China Holdings Inc 86,476 3,531
$ 8,120
Semiconductors - 18 .05%
ASM International NV 2,512 2,889
ASML Holding NV 6,026 11,932
Samsung Electronics Co Ltd 69,589 15,442
Taiwan Semiconductor Manufacturing Co Ltd 227,140 17,920
$ 48,183
Software - 1 .77%
Nemetschek SE 15,314 932
Nice Ltd ADR
(e)
24,224 2,201
Sage Group PLC/The 147,235 1,597
$ 4,730
Telecommunications - 0 .61%
Zegona Communications plc 77,270 1,633
TOTAL COMMON STOCKS $ 262,457
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Commercial Services - 0 .02%
Localiza Rent a Car SA 0.52% 6,724 $ 52
TOTAL PREFERRED STOCKS $ 52
Total Investments $ 265,873
Other Assets and Liabilities -  0.40% 1,074
TOTAL NET ASSETS - 100.00% $ 266,947
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $799 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,814 or 1.43% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $748 or 0.28% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 4,034 $ 73,000 $ 74,469 $ 2,565
$ 4,034 $ 73,000 $ 74,469 $ 2,565
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .22 % Shares Held Value (000's)
Money Market Funds - 2 .22%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
16,489,442 $ 16,489
TOTAL INVESTMENT COMPANIES $ 16,489
COMMON STOCKS - 97 .55 % Shares Held Value (000's)
Advertising - 0 .93%
Publicis Groupe SA ADR 286,512 $ 6,868
Automobile Manufacturers - 4 .29%
Cummins Inc 23,850 17,010
PACCAR Inc 122,923 14,766
$ 31,776
Banks - 12 .28%
Bank of America Corp 288,129 16,418
Citigroup Inc 77,926 10,906
JPMorgan Chase & Co 68,362 22,377
Morgan Stanley 103,237 21,581
PNC Financial Services Group Inc/The 80,206 19,748
$ 91,030
Beverages - 2 .69%
Coca-Cola Co/The 245,873 19,982
Biotechnology - 1 .81%
Corteva Inc 158,534 13,426
Building Materials - 2 .27%
Trane Technologies PLC 34,256 16,825
Chemicals - 0 .52%
Air Products and Chemicals Inc 13,224 3,877
Computers - 4 .42%
Apple Inc 113,310 32,787
Cosmetics & Personal Care - 1 .75%
Procter & Gamble Co/The 88,328 12,952
Diversified Financial Services - 1 .98%
Blackrock Inc 11,382 10,945
Nasdaq Inc 47,352 3,732
$ 14,677
Electric - 4 .06%
NextEra Energy Inc 126,351 11,090
Sempra 55,734 5,167
WEC Energy Group Inc 59,748 6,977
Xcel Energy Inc 85,259 6,846
$ 30,080
Healthcare - Products - 2 .42%
Abbott Laboratories 109,538 9,939
STERIS PLC 38,001 8,002
$ 17,941
Healthcare - Services - 2 .42%
HCA Healthcare Inc 26,525 10,342
UnitedHealth Group Inc 18,276 7,596
$ 17,938
Home Builders - 2 .79%
DR Horton Inc 127,160 20,712
Insurance - 3 .31%
Chubb Ltd 61,017 20,791
Fidelity National Financial Inc 79,637 3,756
$ 24,547
Internet - 1 .58%
Alphabet Inc - A Shares 32,839 11,736
Iron & Steel - 1 .59%
Reliance Inc 31,486 11,763
Lodging - 2 .47%
Hilton Worldwide Holdings Inc 55,420 18,314
Machinery - Diversified - 1 .52%
Deere & Co 17,792 11,286
Miscellaneous Manufacturers - 2 .01%
Parker-Hannifin Corp 15,238 14,905
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .43%
Chevron Corp 43,478 $ 7,207
EOG Resources Inc 91,225 11,834
Marathon Petroleum Corp 53,971 13,799
$ 32,840
Pharmaceuticals - 6 .66%
AstraZeneca PLC 45,053 8,543
Eli Lilly & Co 6,607 7,925
Merck & Co Inc 127,066 16,328
Novartis AG ADR 86,925 13,623
Roche Holding AG ADR 58,329 2,995
$ 49,414
Pipelines - 1 .34%
Enterprise Products Partners LP 271,193 9,969
Private Equity - 1 .18%
KKR & Co Inc 95,502 8,765
REITs - 3 .28%
Equity LifeStyle Properties Inc 176,785 11,394
Prologis Inc 95,421 12,927
$ 24,321
Retail - 7 .54%
Costco Wholesale Corp 22,388 20,943
Dick's Sporting Goods Inc 54,599 12,384
Starbucks Corp 96,369 9,848
Williams-Sonoma Inc 54,596 12,726
$ 55,901
Semiconductors - 8 .04%
Broadcom Inc 44,444 16,789
Monolithic Power Systems Inc 9,861 13,632
Taiwan Semiconductor Manufacturing Co Ltd ADR 61,150 29,203
$ 59,624
Software - 4 .44%
Microsoft Corp 56,572 21,102
Salesforce Inc 27,784 4,353
SAP SE ADR 48,477 7,471
$ 32,926
Telecommunications - 2 .21%
Motorola Solutions Inc 18,958 7,873
T-Mobile US Inc 50,846 8,528
$ 16,401
Transportation - 1 .32%
Expeditors International of Washington Inc 60,131 9,800
TOTAL COMMON STOCKS $ 723,383
Total Investments $ 739,872
Other Assets and Liabilities -  0.23% 1,707
TOTAL NET ASSETS - 100.00% $ 741,579
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Equity Income Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 11,925 $ 125,631 $ 121,067 $ 16,489
$ 11,925 $ 125,631 $ 121,067 $ 16,489
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 174 $ — $ — $ —
$ 174 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .57 % Shares Held Value (000's)
Money Market Funds - 1 .57%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
688,194 $ 689
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
834,185 834
$ 1,523
TOTAL INVESTMENT COMPANIES $ 1,523
COMMON STOCKS - 98 .98 % Shares Held Value (000's)
Aerospace & Defense - 1 .41%
CSG NV
(d),(e)
19,380 $ 283
LIG Defense&Aerospace Co Ltd 2,317 1,080
$ 1,363
Automobile Manufacturers - 0 .53%
Mahindra & Mahindra Ltd 15,748 512
Automobile Parts & Equipment - 2 .20%
Contemporary Amperex Technology Co Ltd 18,199 1,057
Contemporary Amperex Technology Co Ltd 1,300 117
Weichai Power Co Ltd 234,830 951
$ 2,125
Banks - 11 .52%
Asia Commercial Bank JSC 761,055 657
Credicorp Ltd 2,968 1,156
Grupo Financiero Banorte SAB de CV 93,800 993
HDFC Bank Ltd 224,067 1,891
ICICI Bank Ltd 126,181 1,842
IDFC First Bank Ltd 1,273,817 1,071
Piraeus Bank SA
(d)
142,549 1,484
Powszechna Kasa Oszczednosci Bank Polski SA 45,081 1,238
Vietnam Technological & Commercial Joint Stock
Bank
639,600 817
$ 11,149
Beverages - 1 .92%
Arca Continental SAB de CV 74,900 896
Varun Beverages Ltd 178,297 958
$ 1,854
Biotechnology - 1 .61%
BeOne Medicines Ltd
(d)
23,800 519
Samsung Biologics Co Ltd
(d),(f)
714 645
Structure Therapeutics Inc ADR
(d)
7,370 396
$ 1,560
Building Materials - 1 .05%
UltraTech Cement Ltd 8,489 1,011
Commercial Services - 0 .61%
Localiza Rent a Car SA 73,600 594
Diversified Financial Services - 3 .58%
Bajaj Finance Ltd 80,207 853
Banco BTG Pactual SA 142,912 1,505
Hong Kong Exchanges & Clearing Ltd 23,800 1,107
$ 3,465
Electric - 0 .16%
Emirates Central Cooling Systems Corp 336,803 150
Electrical Components & Equipment - 2 .08%
Delta Electronics Inc 32,000 2,010
Electronics - 1 .68%
Chroma ATE Inc 13,000 903
Voltronic Power Technology Corp 21,000 724
$ 1,627
Food - 0 .62%
BIM Birlesik Magazalar AS
(e)
75,886 595
Healthcare - Products - 0 .34%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 88,000 333
Home Furnishings - 0 .73%
Anker Innovations Technology Co Ltd 45,495 703
Insurance - 3 .68%
AIA Group Ltd 206,400 1,889
Bupa Arabia for Cooperative Insurance Co 20,884 973
Max Financial Services Ltd
(d)
41,909 702
$ 3,564
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 8 .86%
Alibaba Group Holding Ltd 160,892 $ 1,929
Grab Holdings Ltd
(d)
259,913 980
MercadoLibre Inc
(d)
600 1,019
Tencent Holdings Ltd 57,700 3,184
Trip.com Group Ltd
(d)
21,413 851
Vishal Mega Mart Ltd
(d)
489,572 611
$ 8,574
Investment Companies - 1 .05%
SK Square Co Ltd
(d)
899 1,017
Iron & Steel - 1 .09%
Severstal PAO
(d)
9,865 —
Vale SA ADR 69,809 1,050
$ 1,050
Lodging - 1 .69%
H World Group Ltd 180,000 756
Indian Hotels Co Ltd/The 116,290 879
$ 1,635
Machinery - Diversified - 0 .52%
WEG SA 55,800 507
Metal Fabrication & Hardware - 0 .92%
APL Apollo Tubes Ltd 46,982 889
Mining - 2 .10%
Polyus PJSC
(d)
1,080 —
Teck Resources Ltd 19,159 1,139
Wheaton Precious Metals Corp 7,922 890
$ 2,029
Oil & Gas - 3 .18%
ADNOC Drilling Co PJSC 706,046 1,102
PRIO SA/Brazil
(d)
87,200 883
Reliance Industries Ltd 79,669 1,091
$ 3,076
Pharmaceuticals - 0 .94%
Richter Gedeon Nyrt 15,857 614
Simcere Pharmaceutical Group Ltd
(f)
238,000 300
$ 914
Real Estate - 1 .92%
Aldar Properties PJSC 444,699 1,004
China Resources Land Ltd 133,500 513
Cury Construtora e Incorporadora SA 49,700 338
$ 1,855
Retail - 2 .09%
BBB Foods Inc
(d)
22,976 957
Yum China Holdings Inc 26,150 1,068
$ 2,025
Semiconductors - 38 .25%
ASML Holding NV - NY Reg Shares 543 1,080
MediaTek Inc 9,000 1,226
Samsung Electronics Co Ltd 48,202 10,696
SK hynix Inc 3,854 6,801
Taiwan Semiconductor Manufacturing Co Ltd 218,164 17,211
$ 37,014
Shipbuilding - 0 .66%
HD Hyundai Marine Solution Co Ltd 4,388 643
Software - 0 .75%
NetEase Inc 28,300 727
Telecommunications - 1 .24%
Accton Technology Corp 15,000 1,196
TOTAL COMMON STOCKS $ 95,766
Total Investments $ 97,289
Other Assets and Liabilities -  (0.55)% (531)
TOTAL NET ASSETS - 100.00% $ 96,758

Schedule of Investments
Global Emerging Markets Account
June 30, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $689 or
0.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $637 or 0.66% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $945 or 0.98% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 334 $ 13,108 $ 12,608 $ 834
$ 334 $ 13,108 $ 12,608 $ 834
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Money Market Funds - 1 .01%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
1,049,443 $ 1,049
TOTAL INVESTMENT COMPANIES $ 1,049
BONDS - 23 .09%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3 .16%
BofA Auto Trust 2025-1
4.16%, 11/22/2027
(c)
$ 45 $ 45
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 923 921
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 6 7
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 28 28
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 399 399
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 881 881
Wheels Fleet Lease Funding 1 LLC
4.31%, 01/18/2040
(c)
1,001 1,003
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 3,284
Commercial Mortgage Backed Securities - 2 .56%
BANK5 2025-5YR19
4.60%, 12/15/2058 1,181 1,170
Benchmark 2021-B31 Mortgage Trust
1.36%, 12/15/2054 138 138
BODI Commercial Mortgage Trust 2026-DC1
5.36%, 03/13/2052
(c),(d)
575 578
BX Trust 2025-VOLT
5.33%, 12/15/2044
(c)
435 435
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
CONE Commercial Mortgage Trust 2026-DFW3
5.75%, 05/15/2043
(c),(d)
250 249
Wells Fargo Commercial Mortgage Trust
2016-BNK1
2.65%, 08/15/2049 92 92
$ 2,662
Mortgage Backed Securities - 13 .63%
Chase Home Lending Mortgage Trust 2025-8
5.50%, 06/25/2056
(c),(d)
941 939
Chase Home Lending Mortgage Trust Series
2025-11
5.50%, 02/25/2056
(c),(d)
399 398
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
72 65
Fannie Mae Grantor Trust 2005-T1
4.11%, 05/25/2035 68 66
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
405 52
Fannie Mae REMICS
2.07%, 06/25/2045
(e)
704 52
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.26%, 10/25/2049
(e)
1,710 191
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.26%, 05/25/2050
(e)
1,805 185
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.31%, 08/25/2049
(e)
2,662 263
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.31%, 09/25/2049
(e)
$ 773 $ 87
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.31%, 11/25/2049
(e)
1,293 127
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.33%, 06/25/2050
(e)
1,208 126
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.41%, 09/25/2047
(e)
2,420 247
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.96%, 12/25/2042
(e)
900 110
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
67 1
3.00%, 04/25/2042 23 23
3.00%, 05/25/2048 61 53
3.00%, 01/25/2051
(e)
1,481 258
7.00%, 04/25/2032 22 22
Freddie Mac REMICS
1.50%, 04/15/2028 80 78
1.84%, 05/15/2038
(e)
547 30
1.00 x 12 Month Treasury Average Index +
0.00%
2.31%, 09/25/2049
(e)
2,275 227
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.31%, 10/25/2049
(e)
1,982 199
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.31%, 11/25/2049
(e)
825 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
3.00%, 04/15/2046 75 69
Ginnie Mae
2.35%, 06/20/2046
(e)
226 23
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.35%, 08/20/2047
(e)
1,521 162
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.39%, 12/20/2043
(e)
497 48
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
2.45%, 10/20/2045
(e)
606 67
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.45%, 11/20/2047
(e)
459 51
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.55%, 08/20/2050
(e)
1,646 200
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 11/20/2050
(e)
1,047 136
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 07/20/2051
(e)
1,076 130
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 08/20/2051
(e)
1,355 165
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.64%, 09/20/2050
(e)
1,023 135
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
824 128

Schedule of Investments
Government & High Quality Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
3.00%, 11/20/2050
(e)
$ 1,517 $ 253
3.00%, 11/20/2050
(e)
2,307 380
3.00%, 12/20/2050
(e)
964 161
3.50%, 10/20/2049
(e)
1,365 255
4.00%, 02/20/2044
(e)
265 7
4.00%, 04/20/2044
(e)
225 10
4.00%, 01/20/2046
(e)
84 3
J.P. Morgan Mortgage Trust 2023-3
5.00%, 10/25/2053
(c),(d)
611 595
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
92 83
JP Morgan Mortgage Trust 2017-3
3.81%, 08/25/2047
(c),(d)
374 345
JP Morgan Mortgage Trust 2017-5
4.73%, 10/26/2048
(c),(d)
1,167 1,177
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
302 302
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
815 814
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
498 496
New Residential Mortgage Loan Trust 2015-2
5.21%, 08/25/2055
(c),(d)
338 336
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(d)
47 46
Sequoia Mortgage Trust 2017-3
3.77%, 04/25/2047
(c),(d)
285 268
Sequoia Mortgage Trust 2023-4
5.58%, 11/25/2053
(c),(d)
9 9
Sequoia Mortgage Trust 2024-1
5.43%, 01/25/2054
(c),(d)
22 22
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
57 57
Sequoia Mortgage Trust 2025-13
5.50%, 01/25/2056
(c),(d)
1,354 1,347
Sequoia Mortgage Trust 2025-HYB1
5.03%, 10/25/2055
(c),(d)
495 494
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(c),(d)
1,650 1,515
$ 14,169
Other Asset Backed Securities - 3 .74%
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(c)
425 420
Firstlight Issuer LLC
5.87%, 06/20/2056
(c),(f)
300 301
Iskandar Enterprise LLC
5.05%, 04/17/2056
(c)
735 731
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(c)
225 225
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(c)
225 224
5.27%, 04/20/2056
(c)
450 450
QTS Issuer ABS II LLC
5.34%, 07/05/2056
(c),(f)
225 225
Zayo Issuer LLC
5.55%, 04/20/2056
(c)
500 500
5.57%, 10/20/2055
(c)
825 817
$ 3,893
TOTAL BONDS $ 24,008
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 79 .95%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .81%
3.00%, 05/01/2043 $ 240 $ 217
3.00%, 10/01/2046 281 255
3.50%, 02/01/2044 236 220
4.00%, 01/01/2043 276 266
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 10/01/2045 $ 373 $ 357
4.50%, 11/01/2043 242 238
5.00%, 02/01/2033 25 25
5.00%, 06/01/2033 45 45
5.00%, 01/01/2034 101 101
5.00%, 07/01/2035 24 25
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 5 5
5.00%, 10/01/2035 9 9
5.50%, 03/01/2033 23 23
6.00%, 05/01/2031 2 2
6.00%, 12/01/2031 2 2
6.00%, 11/01/2033 14 14
6.00%, 01/01/2038 25 26
6.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 10/01/2028 1 1
6.50%, 12/01/2028 1 1
6.50%, 07/01/2031 10 10
6.50%, 08/01/2031 1 1
6.50%, 10/01/2031 4 4
6.50%, 10/01/2031 2 2
6.50%, 12/01/2031 3 3
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 7 7
7.00%, 04/01/2028 1 2
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 1 1
7.00%, 04/01/2032 11 12
8.00%, 10/01/2030 2 2
$ 1,886
Federal National Mortgage Association (FNMA) - 0 .11%
5.50%, 05/01/2033 5 5
6.00%, 05/01/2037 84 84
6.02%, 12/01/2032 4 4
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.11%, 12/01/2033 13 14
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.71%
6.50%, 11/01/2032 3 3
7.00%, 08/01/2028 1 1
7.00%, 12/01/2028 2 2
$ 113
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 55 .36%
2.00%, 10/01/2050 645 525
2.00%, 11/01/2051 1,129 906
2.00%, 11/01/2051 1,423 1,160
2.00%, 12/01/2051 2,174 1,775
2.00%, 01/01/2052 1,760 1,439
2.00%, 03/01/2052 1,497 1,207
2.00%, 03/01/2052 1,407 1,142
2.00%, 10/01/2052 2,263 1,817
2.50%, 02/01/2051 2,007 1,723
2.50%, 07/01/2051 2,654 2,266
2.50%, 12/01/2051 1,768 1,528
2.50%, 04/01/2052 2,045 1,766
3.00%, 10/01/2042 536 486
3.00%, 10/01/2046 383 344
3.00%, 01/01/2050 732 647
3.00%, 08/01/2050 508 447
3.00%, 09/01/2050 842 743
3.00%, 09/01/2051 690 612
3.00%, 06/01/2052 1,446 1,272
3.50%, 11/01/2042 377 353
3.50%, 03/01/2045 189 176

Schedule of Investments
Government & High Quality Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2050 $ 665 $ 615
3.50%, 04/01/2052 1,051 961
4.00%, 02/01/2041 385 372
4.00%, 11/01/2044 181 174
4.00%, 08/01/2045 264 253
4.00%, 08/01/2046 466 444
4.00%, 07/01/2052 320 300
4.00%, 02/01/2054 1,120 1,050
4.50%, 08/01/2039 454 449
4.50%, 10/01/2043 291 285
4.50%, 09/01/2045 211 206
4.50%, 10/01/2045 301 296
4.50%, 11/01/2045 474 465
4.50%, 08/01/2052 731 708
4.50%, 10/01/2052 660 638
4.50%, 01/01/2054 705 682
4.50%, 01/01/2056 980 943
5.00%, 05/01/2033 270 270
5.00%, 04/01/2035 28 28
5.00%, 04/01/2035 28 28
5.00%, 07/01/2035 1 1
5.00%, 02/01/2038 110 111
5.00%, 02/01/2040 375 382
5.00%, 07/01/2041 277 280
5.00%, 09/01/2052 675 672
5.00%, 04/01/2053 713 705
5.00%, 04/01/2053 1,492 1,483
5.00%, 06/01/2053 1,762 1,740
5.00%, 11/01/2054 719 708
5.00%, 11/01/2054 876 866
5.00%, 01/01/2055 639 632
5.00%, 02/01/2055 454 450
5.00%, 01/01/2056 534 526
5.00%, 02/01/2056 980 965
5.00%, 03/01/2056 1,023 1,006
5.50%, 06/01/2033 14 14
5.50%, 07/01/2053 791 804
5.50%, 11/01/2053 771 784
5.50%, 11/01/2053 951 963
5.50%, 03/01/2054 612 618
5.50%, 05/01/2054 698 709
5.50%, 10/01/2054 1,148 1,167
5.50%, 02/01/2055 1,563 1,583
5.50%, 04/01/2055 658 666
5.50%, 06/01/2055 424 429
5.50%, 08/01/2055 761 767
5.50%, 08/01/2055 706 717
5.50%, 06/01/2056 1,000 1,007
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 12 12
6.00%, 07/01/2037 39 41
6.00%, 04/01/2054 751 781
6.00%, 05/01/2054 685 711
6.00%, 06/01/2054 510 529
6.00%, 09/01/2054 469 488
6.00%, 09/01/2054 806 829
6.00%, 11/01/2054 812 843
6.50%, 03/01/2029 1 1
6.50%, 06/01/2031 5 5
6.50%, 08/01/2032 2 2
6.50%, 02/01/2033 3 3
6.50%, 12/01/2036 7 7
6.50%, 07/01/2037 7 7
6.50%, 02/01/2038 11 11
6.50%, 05/01/2054 995 1,035
7.00%, 10/01/2029 1 1
7.00%, 05/01/2031 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.00%, 11/01/2031 $ 3 $ 3
$ 57,567
Government National Mortgage Association (GNMA) - 20 .42%
2.00%, 01/20/2051 1,185 972
2.00%, 02/20/2051 407 334
2.00%, 05/20/2051 539 442
2.50%, 06/20/2050 1,841 1,575
2.50%, 09/20/2051 870 744
3.00%, 02/20/2047 313 281
3.50%, 06/20/2043 237 215
3.50%, 06/20/2046 32 29
4.00%, 07/20/2047 237 229
4.00%, 04/20/2052 659 619
4.50%, 05/20/2052 871 844
4.50%, 10/20/2052 1,009 980
4.50%, 03/20/2054 526 506
4.50%, 10/20/2054 779 751
4.50%, 11/20/2054 489 471
4.50%, 07/20/2056
(g)
985 946
5.00%, 12/20/2052 1,869 1,855
5.00%, 05/20/2053 884 876
5.00%, 09/20/2053 752 745
5.00%, 10/20/2053 774 766
5.00%, 02/20/2054 328 325
5.00%, 05/20/2055 681 672
5.00%, 07/20/2056
(g)
2,535 2,499
5.50%, 11/15/2033 14 14
5.50%, 05/20/2035 30 31
5.50%, 06/20/2053 163 165
5.50%, 08/20/2053 592 599
5.50%, 04/20/2054 1,164 1,175
5.50%, 07/20/2054 482 486
5.50%, 07/20/2056
(g)
1,000 1,005
6.00%, 06/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 2 1
6.00%, 07/20/2029 2 2
6.00%, 07/20/2033 26 27
6.50%, 03/20/2031 2 2
6.50%, 04/20/2031 2 2
7.00%, 03/15/2028 14 14
7.00%, 01/15/2029 2 2
7.00%, 03/15/2029 1 1
7.00%, 05/15/2031 1 1
7.00%, 09/15/2031 9 10
7.00%, 06/15/2032 17 17
$ 21,232
U.S. Treasury - 0 .47%
3.13%, 08/31/2029 500 485
U.S. Treasury Bill - 1 .78%
3.57%, 07/14/2026
(h)
1,850 1,848
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 83,131
Total Investments $ 108,188
Other Assets and Liabilities -  (4.05)% (4,208)
TOTAL NET ASSETS - 100.00% $ 103,980

Schedule of Investments
Government & High Quality Bond Account
June 30, 2026 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,465 or 14.87% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security purchased on a when-issued basis.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 901 $ 17,475 $ 17,327 $ 1,049
$ 901 $ 17,475 $ 17,327 $ 1,049
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 35 $ — $ — $ —
$ 35 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; September 2026 Short 2 $ 220 $ (1)
US 2 Year Treasury Note; September 2026 Short 12 2,474 3
US 5 Year Treasury  Note; September 2026 Short 80 8,564 (8)
US Long Bond; September 2026 Long 19 2,157 32
Total $ 26
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .15 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell Top 200 Growth ETF 5,800 $ 1,685
Money Market Funds - 3 .87%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
22,924,780 22,925
TOTAL INVESTMENT COMPANIES $ 24,610
CONVERTIBLE PREFERRED STOCKS
- 0 .15 % Shares Held Value (000's)
Automobile Manufacturers - 0 .08%
Waymo LLC Series A-2 0.00%
(c),(d),(e)
2,489 $ 488
Chemicals - 0 .01%
Sila Nano Series F 0.00%
(c),(d),(e)
4,929 75
Software - 0 .06%
Nuro - Series C 0.00%
(c),(d),(e)
17,442 263
Rappi Inc - Series E 0.00%
(c),(d),(e)
5,133 75
$ 338
TOTAL CONVERTIBLE PREFERRED STOCKS $ 901
COMMON STOCKS - 96 .73 % Shares Held Value (000's)
Aerospace & Defense - 3 .22%
Boeing Co/The
(c)
1,634 $ 354
FTAI Aviation Ltd 16,255 4,398
General Electric Co 3,430 1,282
HEICO Corp - Class A 4,242 1,094
Howmet Aerospace Inc 40,118 10,785
Lockheed Martin Corp 675 344
Rocket Lab Corp
(c)
7,022 714
TransDigm Group Inc 94 125
$ 19,096
Apparel - 0 .13%
Ralph Lauren Corp 1,747 701
Tapestry Inc 640 94
$ 795
Automobile Manufacturers - 1 .81%
Cummins Inc 207 148
Tesla Inc
(c)
25,100 10,557
$ 10,705
Banks - 1 .77%
Bank of America Corp 25,040 1,426
Bank of New York Mellon Corp/The 142 21
Citigroup Inc 27,013 3,781
Morgan Stanley 16,100 3,366
NU Holdings Ltd/Cayman Islands
(c)
11,516 154
Popular Inc 10,703 1,757
$ 10,505
Beverages - 0 .05%
Coca-Cola Co/The 1,484 121
Monster Beverage Corp
(c)
1,064 102
PepsiCo Inc 538 73
$ 296
Biotechnology - 1 .98%
Alnylam Pharmaceuticals Inc
(c)
8,226 2,476
Amgen Inc 1,268 459
Arrowhead Pharmaceuticals Inc
(c)
7,663 625
Biogen Inc
(c)
2,987 645
Cogent Biosciences Inc
(c)
2,844 110
Dianthus Therapeutics Inc
(c)
4,408 430
Gilead Sciences Inc 20,410 2,579
Halozyme Therapeutics Inc
(c)
53,684 4,202
Vertex Pharmaceuticals Inc
(c)
440 218
$ 11,744
Building Materials - 0 .06%
Johnson Controls International plc 130 19
Trane Technologies PLC 734 360
$ 379
Chemicals - 0 .07%
DuPont de Nemours Inc 2,646 359
Sherwin-Williams Co/The 203 70
$ 429
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .74%
API Group Corp
(c)
70,964 $ 3,005
Automatic Data Processing Inc 491 110
Block Inc
(c)
2,515 191
Cintas Corp 3,776 643
H&R Block Inc 18,043 687
Moody's Corp 231 105
Morningstar Inc 3,975 620
NIQ Global Intelligence Plc
(c)
66,523 622
Quanta Services Inc 5,581 4,018
UL Solutions Inc 3,139 320
$ 10,321
Computers - 9 .90%
Apple Inc 146,910 42,510
Crowdstrike Holdings Inc
(c)
1,305 996
Dell Technologies Inc 821 355
Fortinet Inc
(c)
2,586 397
Lumentum Holdings Inc
(c)
1,183 1,014
NetApp Inc 16,184 2,505
Okta Inc
(c)
1,781 243
Rubrik Inc
(c)
2,236 179
Sandisk Corp
(c)
2,031 4,618
Seagate Technology Holdings PLC 498 481
Super Micro Computer Inc
(c)
4,329 127
Western Digital Corp 8,000 5,110
Zscaler Inc
(c)
964 136
$ 58,671
Cosmetics & Personal Care - 0 .12%
Colgate-Palmolive Co 1,152 106
Estee Lauder Cos Inc/The 7,972 629
$ 735
Diversified Financial Services - 2 .00%
Ally Financial Inc 23,173 1,065
American Express Co 515 174
Brookfield Asset Management Ltd 1,174 53
Charles Schwab Corp/The 408 38
Figure Technology Solutions Inc
(c)
19,675 604
Hamilton Lane Inc 9,030 712
Interactive Brokers Group Inc - A Shares 575 50
Mastercard Inc 2,683 1,378
Rocket Cos Inc
(c)
31,033 489
Visa Inc 21,297 7,306
$ 11,869
Electric - 0 .44%
Constellation Energy Corp 71 18
NRG Energy Inc 3,451 504
Talen Energy Corp
(c)
5,414 2,080
$ 2,602
Electrical Components & Equipment - 0 .14%
Eaton Corp PLC 199 85
Powell Industries Inc 2,640 756
$ 841
Electronics - 2 .30%
Advanced Energy Industries Inc 5,367 2,001
Amphenol Corp 17,426 3,072
Applied Optoelectronics Inc
(c)
771 114
Garmin Ltd 11,143 2,647
Jabil Inc 4,403 1,697
Keysight Technologies Inc
(c)
4,090 1,432
Sanmina Corp
(c)
3,658 926
TTM Technologies Inc
(c)
1,095 205
Vicor Corp
(c)
4,078 1,549
$ 13,643
Engineering & Construction - 2 .22%
Comfort Systems USA Inc 4,373 8,667
Dycom Industries Inc
(c)
2,208 1,116
EMCOR Group Inc 784 651
Everus Construction Group Inc
(c)
11,200 1,859

Schedule of Investments
LargeCap Growth Account I
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Sterling Infrastructure Inc
(c)
1,039 $ 872
$ 13,165
Environmental Control - 0 .09%
GFL Environmental Inc 11,939 439
Waste Management Inc 334 75
$ 514
Food - 0 .11%
Performance Food Group Co
(c)
5,827 651
Healthcare - Products - 0 .42%
Caris Life Sciences Inc
(c)
43,938 783
Intuitive Surgical Inc
(c)
1,171 466
Natera Inc
(c)
4,572 1,241
$ 2,490
Healthcare - Services - 0 .03%
HCA Healthcare Inc 399 156
Home Furnishings - 0 .06%
SharkNinja Inc
(c)
2,379 362
Internet - 17 .30%
Airbnb Inc
(c)
1,373 196
Alphabet Inc - A Shares 111,043 39,684
Alphabet Inc - C Shares 49,885 17,626
Amazon.com Inc
(c)
56,132 13,379
AppLovin Corp
(c)
5,197 2,678
Booking Holdings Inc 3,134 558
DoorDash Inc - Class A
(c)
1,244 230
Expedia Group Inc 5,331 1,364
Gen Digital Inc 39,855 992
Lyft Inc
(c)
25,956 379
MercadoLibre Inc
(c)
363 616
Meta Platforms Inc 29,793 16,781
Netflix Inc
(c)
28,572 2,040
Palo Alto Networks Inc
(c)
3,440 1,173
Reddit Inc
(c)
4,860 844
Robinhood Markets Inc
(c)
10,279 1,031
Roku Inc
(c)
7,673 1,060
Sea Ltd ADR
(c)
13,426 1,287
Spotify Technology SA
(c)
1,270 583
Uber Technologies Inc
(c)
642 46
$ 102,547
Investment Companies - 0 .10%
IREN Ltd
(c)
13,284 607
Leisure Products & Services - 0 .10%
Royal Caribbean Cruises Ltd 1,802 572
Lodging - 0 .64%
Hilton Worldwide Holdings Inc 741 245
Las Vegas Sands Corp 5,919 273
Marriott International Inc/MD 6,951 2,577
Travel + Leisure Co 8,862 677
$ 3,772
Machinery - Construction & Mining - 2 .98%
Bloom Energy Corp
(c)
891 270
Caterpillar Inc 4,620 4,920
GE Vernova Inc 9,698 11,393
Vertiv Holdings Co 3,146 1,054
$ 17,637
Media - 0 .59%
Nexstar Media Group Inc 1,226 219
Space Exploration Technologies Corp
(c)
19,105 3,264
$ 3,483
Mining - 0 .00%
Southern Copper Corp 70 12
Miscellaneous Manufacturers - 1 .74%
3M Co 243 39
Axon Enterprise Inc
(c)
13,002 7,290
Fabrinet
(c)
1,107 622
Illinois Tool Works Inc 278 75
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ITT Inc 11,681 $ 2,310
$ 10,336
Oil & Gas - 0 .45%
HF Sinclair Corp 16,085 1,120
Phillips 66 8,993 1,520
Valero Energy Corp 118 31
$ 2,671
Oil & Gas Services - 0 .14%
TechnipFMC PLC 12,100 802
Pharmaceuticals - 4 .71%
AbbVie Inc 2,380 598
Abivax SA ADR
(c)
4,089 545
Ascendis Pharma A/S
(c)
29,135 7,771
AstraZeneca PLC 1,296 246
Cardinal Health Inc 2,657 631
Eli Lilly & Co 13,311 15,966
Johnson & Johnson 3,603 915
McKesson Corp 381 288
Novo Nordisk A/S ADR 20,017 960
$ 27,920
Private Equity - 0 .05%
Blackstone Inc 1,956 230
KKR & Co Inc 498 46
$ 276
REITs - 0 .14%
American Tower Corp 1,003 164
Public Storage 60 19
Welltower Inc 2,884 655
$ 838
Retail - 1 .43%
AutoZone Inc
(c)
7 22
Carvana Co
(c)
2,302 152
Costco Wholesale Corp 645 603
Home Depot Inc/The 2,452 865
Murphy USA Inc 1,880 1,013
QXO Inc
(c)
115,813 2,001
Ross Stores Inc 14,955 3,184
Starbucks Corp 2,082 213
TJX Cos Inc/The 1,679 254
Walmart Inc 1,253 142
$ 8,449
Semiconductors - 25 .10%
Advanced Micro Devices Inc
(c)
15,278 8,875
Analog Devices Inc 627 249
Applied Materials Inc 7,446 5,383
ASML Holding NV - NY Reg Shares 1,275 2,537
Astera Labs Inc
(c)
3,176 1,534
Broadcom Inc 71,361 26,956
FormFactor Inc
(c)
1,244 199
KLA Corp 9,411 2,840
Lam Research Corp 16,203 7,021
Marvell Technology Inc 2,209 658
Micron Technology Inc 7,941 9,166
Monolithic Power Systems Inc 509 704
NVIDIA Corp 345,545 69,141
Rambus Inc
(c)
3,989 529
Semtech Corp
(c)
5,428 879
SiTime Corp
(c)
727 542
Taiwan Semiconductor Manufacturing Co Ltd ADR 18,693 8,927
Texas Instruments Inc 9,023 2,689
$ 148,829
Software - 10 .08%
Adobe Inc
(c)
1,930 395
Cadence Design Systems Inc
(c)
1,176 441
Chime Financial Inc
(c)
31,559 646
Cloudflare Inc
(c)
9,960 2,443
Datadog Inc
(c)
1,345 350
Dynatrace Inc
(c)
3,637 160

Schedule of Investments
LargeCap Growth Account I
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Elastic NV
(c)
7,590 $ 433
HubSpot Inc
(c)
437 80
Intuit Inc 1,618 422
Magic Leap Inc
(c),(d),(e)
371 —
Microsoft Corp 82,808 30,889
MongoDB Inc
(c)
4,413 1,482
MSCI Inc 2,626 1,471
nCino Inc
(c)
14,739 241
Nebius Group NV
(c)
13,271 3,665
Oracle Corp 11,085 1,625
Palantir Technologies Inc
(c)
23,055 2,689
Pegasystems Inc 6,616 198
ServiceNow Inc
(c)
37,392 3,713
Snowflake Inc - Class A
(c)
24,052 6,122
Stripe Inc - Class B
(c),(d),(e)
5,754 362
Twilio Inc
(c)
9,217 1,902
$ 59,729
Telecommunications - 1 .59%
Arista Networks Inc
(c)
38,249 6,498
Ciena Corp
(c)
2,489 1,221
Corning Inc 3,373 861
Motorola Solutions Inc 1,624 674
Ubiquiti Inc 157 84
Viavi Solutions Inc
(c)
2,114 101
$ 9,439
Transportation - 0 .93%
CH Robinson Worldwide Inc 3,300 622
CSX Corp 56,860 2,703
Landstar System Inc 9,672 2,000
Union Pacific Corp 134 36
XPO Inc
(c)
800 164
$ 5,525
TOTAL COMMON STOCKS $ 573,413
Total Investments $ 598,924
Other Assets and Liabilities -  (1.03)% (6,096)
TOTAL NET ASSETS - 100.00% $ 592,828
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 17,063 $ 178,232 $ 172,370 $ 22,925
$ 17,063 $ 178,232 $ 172,370 $ 22,925
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 185 $ — $ — $ —
$ 185 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 263 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 306 75 0.01%
Sila Nano Series F   0.00% 01/07/2021 204 75 0.01%
Stripe Inc - Class B 12/17/2019 90 362 0.06%
Waymo LLC Series A-2   0.00% 05/08/2020 214 488 0.08%
Total $ 1,263 0.21%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2026 Long 26 $ 9,813 $ 133
Total $ 133
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .73%
iShares Core S&P 500 ETF 23,997 $ 17,971
Money Market Funds - 0 .90%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
269,727 270
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
22,014,809 22,015
$ 22,285
TOTAL INVESTMENT COMPANIES $ 40,256
COMMON STOCKS - 98 .43 % Shares Held Value (000's)
Advertising - 0 .04%
Omnicom Group Inc 10,744 $ 782
Trade Desk Inc/The
(d)
16,097 291
$ 1,073
Aerospace & Defense - 2 .11%
Boeing Co/The
(d)
29,715 6,433
General Dynamics Corp 9,569 3,390
General Electric Co 39,331 14,699
Honeywell Aerospace Inc
(d)
11,943 2,640
Howmet Aerospace Inc 15,083 4,055
L3Harris Technologies Inc 7,023 2,041
Lockheed Martin Corp 7,649 3,897
Northrop Grumman Corp 5,033 2,563
RTX Corp 50,765 9,632
TransDigm Group Inc 2,109 2,809
$ 52,159
Agriculture - 0 .69%
Altria Group Inc 62,951 4,530
Archer-Daniels-Midland Co 18,167 1,388
Bunge Global SA 5,118 546
Philip Morris International Inc 58,754 10,629
$ 17,093
Airlines - 0 .20%
Delta Air Lines Inc 24,631 2,307
Southwest Airlines Co 18,426 947
United Airlines Holdings Inc
(d)
12,234 1,664
$ 4,918
Apparel - 0 .17%
Deckers Outdoor Corp
(d)
5,352 532
NIKE Inc 45,216 1,856
Ralph Lauren Corp 1,458 585
Tapestry Inc 7,617 1,115
$ 4,088
Automobile Manufacturers - 2 .24%
Cummins Inc 5,202 3,710
Ford Motor Co 147,539 2,051
General Motors Co 33,991 2,620
PACCAR Inc 19,840 2,383
Tesla Inc
(d)
106,128 44,638
$ 55,402
Automobile Parts & Equipment - 0 .02%
Aptiv PLC
(d)
7,978 490
Banks - 4 .46%
Bank of America Corp 246,117 14,024
Bank of New York Mellon Corp/The 25,875 3,742
Citigroup Inc 64,296 8,999
Citizens Financial Group Inc 15,942 1,117
Fifth Third Bancorp 34,164 1,926
Goldman Sachs Group Inc/The 11,121 11,247
Huntington Bancshares Inc/OH 76,417 1,355
JPMorgan Chase & Co 101,010 33,064
KeyCorp 34,742 801
M&T Bank Corp 5,521 1,314
Morgan Stanley 45,189 9,446
Northern Trust Corp 6,976 1,213
PNC Financial Services Group Inc/The 15,138 3,727
Regions Financial Corp 32,171 971
State Street Corp 10,434 1,770
Truist Financial Corp 46,967 2,340
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 58,518 $ 3,534
Wells Fargo & Co 115,360 9,533
$ 110,123
Beverages - 0 .98%
Brown-Forman Corp - B Shares 6,347 169
Coca-Cola Co/The 145,971 11,863
Constellation Brands Inc 5,258 731
Keurig Dr Pepper Inc 51,290 1,679
Molson Coors Beverage Co 6,048 236
Monster Beverage Corp
(d)
26,914 2,587
PepsiCo Inc 51,524 6,976
$ 24,241
Biotechnology - 1 .03%
Amgen Inc 20,346 7,368
Biogen Inc
(d)
5,564 1,202
Corteva Inc 25,213 2,135
Gilead Sciences Inc 46,804 5,913
Incyte Corp
(d)
6,325 717
Moderna Inc
(d)
13,311 932
Regeneron Pharmaceuticals Inc 3,767 2,349
Vertex Pharmaceuticals Inc
(d)
9,568 4,753
$ 25,369
Building Materials - 0 .68%
Builders FirstSource Inc
(d)
4,055 363
Carrier Global Corp 29,432 2,159
CRH PLC 25,190 2,695
Johnson Controls International plc 23,000 3,361
Lennox International Inc 1,194 684
Martin Marietta Materials Inc 2,264 1,306
Masco Corp 7,605 619
Trane Technologies PLC 8,334 4,093
Vulcan Materials Co 4,892 1,443
$ 16,723
Chemicals - 0 .96%
Air Products and Chemicals Inc 8,395 2,461
Albemarle Corp 4,446 600
CF Industries Holdings Inc 5,792 627
Dow Inc 27,168 743
DuPont de Nemours Inc 5,151 699
Ecolab Inc 9,549 2,661
International Flavors & Fragrances Inc 9,625 763
Linde PLC 17,430 9,045
LyondellBasell Industries NV 9,732 512
Mosaic Co/The 11,982 254
PPG Industries Inc 8,403 1,019
Qnity Electronics Inc 7,892 1,289
Sherwin-Williams Co/The 8,647 2,977
$ 23,650
Commercial Services - 1 .05%
Automatic Data Processing Inc 15,069 3,375
Block Inc
(d)
20,176 1,533
Cintas Corp 12,820 2,180
Corpay Inc
(d)
2,464 821
Equifax Inc 4,489 713
Global Payments Inc 8,766 636
Moody's Corp 5,664 2,565
PayPal Holdings Inc 33,253 1,436
Quanta Services Inc 5,655 4,072
Rollins Inc 11,072 462
S&P Global Inc 11,430 4,655
United Rentals Inc 2,362 2,676
Verisk Analytics Inc 4,940 887
$ 26,011
Computers - 9 .18%
Accenture PLC - Class A 23,144 2,880
Apple Inc 553,664 160,208
Cognizant Technology Solutions Corp 17,864 692
Crowdstrike Holdings Inc
(d)
9,594 7,322

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Dell Technologies Inc 10,906 $ 4,706
Fortinet Inc
(d)
23,476 3,606
Gartner Inc
(d)
2,524 327
Hewlett Packard Enterprise Co 50,019 2,256
HP Inc 34,476 757
International Business Machines Corp 35,430 9,963
Leidos Holdings Inc 4,742 488
Lumentum Holdings Inc
(d)
2,931 2,515
NetApp Inc 7,439 1,151
Sandisk Corp
(d)
5,581 12,690
Seagate Technology Holdings PLC 8,451 8,155
Super Micro Computer Inc
(d)
19,043 559
Western Digital Corp 12,992 8,298
$ 226,573
Consumer Products - 0 .13%
Avery Dennison Corp 2,884 468
Church & Dwight Co Inc 8,933 865
Clorox Co/The 4,559 435
Kimberly-Clark Corp 12,514 1,374
$ 3,142
Cosmetics & Personal Care - 0 .72%
Colgate-Palmolive Co 30,165 2,766
Estee Lauder Cos Inc/The 9,323 736
Kenvue Inc 72,378 1,383
Procter & Gamble Co/The
(e)
87,781 12,872
$ 17,757
Distribution & Wholesale - 0 .21%
Copart Inc
(d)
33,409 942
Fastenal Co 43,278 2,079
WW Grainger Inc 1,638 2,228
$ 5,249
Diversified Financial Services - 3 .17%
American Express Co 20,063 6,786
Ameriprise Financial Inc 3,389 1,555
Apollo Global Management Inc 17,387 2,057
Ares Management Corp 7,950 885
Blackrock Inc 5,443 5,234
Capital One Financial Corp 23,459 4,706
Cboe Global Markets Inc 3,946 958
Charles Schwab Corp/The 61,627 5,686
CME Group Inc 13,658 3,016
Coinbase Global Inc
(d)
8,385 1,226
Franklin Resources Inc 11,558 385
Interactive Brokers Group Inc - A Shares 16,794 1,462
Intercontinental Exchange Inc 21,319 2,625
Invesco Ltd 16,712 441
Mastercard Inc 30,417 15,622
Nasdaq Inc 16,843 1,328
Raymond James Financial Inc 6,539 994
Synchrony Financial 12,681 964
T Rowe Price Group Inc 8,078 918
Visa Inc 62,567 21,466
$ 78,314
Electric - 2 .04%
AES Corp/The 26,885 394
Alliant Energy Corp 9,735 743
Ameren Corp 10,433 1,179
American Electric Power Co Inc 20,510 2,806
CenterPoint Energy Inc 24,661 1,086
CMS Energy Corp 11,644 891
Consolidated Edison Inc 13,891 1,537
Constellation Energy Corp 12,050 2,993
Dominion Energy Inc 33,151 2,264
DTE Energy Co 7,843 1,195
Duke Energy Corp 29,389 3,720
Edison International 14,506 1,080
Entergy Corp 17,260 1,982
Evergy Inc 8,690 751
Eversource Energy 14,178 1,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 38,573 $ 1,798
FirstEnergy Corp 19,625 933
NextEra Energy Inc 78,611 6,900
NRG Energy Inc 7,954 1,162
PG&E Corp 83,017 1,396
Pinnacle West Capital Corp 4,567 489
PPL Corp 28,360 1,031
Public Service Enterprise Group Inc 18,786 1,525
Sempra 24,643 2,285
Southern Co/The 42,495 4,067
Vistra Corp 11,949 1,895
WEC Energy Group Inc 12,279 1,434
Xcel Energy Inc 23,532 1,889
$ 50,450
Electrical Components & Equipment - 0 .36%
AMETEK Inc 8,641 2,091
Eaton Corp PLC 14,638 6,238
Generac Holdings Inc
(d)
2,218 649
$ 8,978
Electronics - 1 .22%
Allegion plc 3,240 455
Amphenol Corp 46,377 8,177
Coherent Corp
(d)
7,374 2,909
Emerson Electric Co 21,115 3,023
Flex Ltd
(d)
13,859 2,246
Fortive Corp 11,493 702
Garmin Ltd 6,178 1,468
Honeywell International Inc 11,943 2,674
Hubbell Inc 1,992 1,042
Jabil Inc 3,978 1,533
Keysight Technologies Inc
(d)
6,466 2,264
Mettler-Toledo International Inc
(d)
762 973
TE Connectivity PLC 11,004 2,219
Trimble Inc
(d)
8,788 450
$ 30,135
Energy - Alternate Sources - 0 .04%
First Solar Inc
(d)
4,051 956
Engineering & Construction - 0 .19%
Comfort Systems USA Inc 1,325 2,626
EMCOR Group Inc 1,676 1,391
Jacobs Solutions Inc 4,450 561
$ 4,578
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
5,966 1,092
TKO Group Holdings Inc 2,374 478
$ 1,570
Environmental Control - 0 .24%
Pentair PLC 6,093 467
Republic Services Inc 7,539 1,607
Veralto Corp 9,259 821
Waste Management Inc 13,928 3,104
$ 5,999
Food - 0 .40%
General Mills Inc 20,119 700
Hershey Co/The 5,588 980
Hormel Foods Corp 10,995 273
J M Smucker Co/The 4,021 452
Kraft Heinz Co/The 32,185 760
Kroger Co/The 21,384 1,188
McCormick & Co Inc/MD 9,575 483
Mondelez International Inc 48,390 2,799
Sysco Corp 18,027 1,507
Tyson Foods Inc 10,636 609
$ 9,751
Forest Products & Paper - 0 .03%
International Paper Co 19,956 760

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 6,291 $ 1,084
NiSource Inc 18,074 859
$ 1,943
Hand & Machine Tools - 0 .05%
Snap-on Inc 1,953 786
Stanley Black & Decker Inc 5,859 551
$ 1,337
Healthcare - Products - 1 .91%
Abbott Laboratories 65,662 5,958
Agilent Technologies Inc 10,654 1,415
Align Technology Inc
(d)
2,511 424
Baxter International Inc 19,468 415
Bio-Techne Corp 5,903 417
Boston Scientific Corp
(d)
56,032 2,391
Cooper Cos Inc/The
(d)
7,356 528
Danaher Corp 23,747 4,523
Edwards Lifesciences Corp
(d)
21,707 1,964
GE HealthCare Technologies Inc 17,149 1,098
IDEXX Laboratories Inc
(d)
2,974 1,566
Insulet Corp
(d)
2,612 398
Intuitive Surgical Inc
(d)
13,351 5,309
Medtronic PLC 48,399 3,786
ResMed Inc 5,469 1,066
Revvity Inc 4,206 468
Solventum Corp
(d)
5,549 428
STERIS PLC 3,698 779
Stryker Corp 13,007 4,095
Thermo Fisher Scientific Inc 14,010 7,024
Waters Corp
(d)
3,702 1,388
West Pharmaceutical Services Inc 2,664 956
Zimmer Biomet Holdings Inc 7,293 628
$ 47,024
Healthcare - Services - 1 .19%
Centene Corp
(d)
17,683 1,135
Charles River Laboratories International Inc
(d)
1,816 412
Cigna Group/The 9,971 2,749
DaVita Inc
(d)
1,211 269
Elevance Health Inc 8,187 3,166
HCA Healthcare Inc 5,854 2,282
Humana Inc 4,526 1,798
IQVIA Holdings Inc
(d)
6,292 1,216
Labcorp Holdings Inc 3,092 866
Quest Diagnostics Inc 4,171 884
UnitedHealth Group Inc 34,235 14,229
Universal Health Services Inc 2,009 299
$ 29,305
Home Builders - 0 .16%
DR Horton Inc 9,942 1,620
Lennar Corp - A Shares 8,115 734
NVR Inc
(d)
102 695
PulteGroup Inc 7,181 985
$ 4,034
Insurance - 2 .96%
Aflac Inc 17,269 2,025
Allstate Corp/The 9,705 2,309
American International Group Inc 19,988 1,490
Aon PLC 8,052 2,671
Arch Capital Group Ltd
(d)
13,118 1,273
Arthur J Gallagher & Co 9,685 2,223
Assurant Inc 1,868 502
Berkshire Hathaway Inc - Class B
(d)
69,111 34,582
Brown & Brown Inc 10,989 705
Chubb Ltd 13,598 4,633
Cincinnati Financial Corp 5,832 1,080
Erie Indemnity Co
(f)
958 230
Everest Group Ltd 1,492 533
Globe Life Inc 2,927 523
Hartford Insurance Group Inc/The 10,334 1,369
Loews Corp 6,361 720
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 18,163 $ 3,027
MetLife Inc 20,375 1,724
Principal Financial Group Inc 7,411 799
Progressive Corp/The 22,028 4,812
Prudential Financial Inc 13,081 1,412
Travelers Cos Inc/The 8,017 2,646
W R Berkley Corp 11,087 782
Willis Towers Watson PLC 3,561 931
$ 73,001
Internet - 13 .30%
Airbnb Inc
(d)
15,755 2,255
Alphabet Inc - A Shares 221,041 78,993
Alphabet Inc - C Shares 178,171 62,953
Amazon.com Inc
(d)
369,012 87,950
AppLovin Corp
(d)
10,143 5,226
Booking Holdings Inc 29,211 5,207
CDW Corp/DE 4,816 677
DoorDash Inc - Class A
(d)
14,264 2,632
eBay Inc 16,738 1,870
Expedia Group Inc 4,317 1,105
F5 Inc
(d)
2,127 885
Gen Digital Inc 20,777 517
GoDaddy Inc
(d)
4,992 424
Meta Platforms Inc 82,782 46,630
Netflix Inc
(d)
158,734 11,334
Palo Alto Networks Inc
(d)
30,571 10,425
Robinhood Markets Inc
(d)
29,826 2,991
Uber Technologies Inc
(d)
76,736 5,537
VeriSign Inc 3,088 777
$ 328,388
Iron & Steel - 0 .13%
Nucor Corp 8,586 1,912
Steel Dynamics Inc 5,111 1,173
$ 3,085
Leisure Products & Services - 0 .19%
Carnival Corp Ltd 48,496 1,386
Norwegian Cruise Line Holdings Ltd
(d)
17,306 365
Royal Caribbean Cruises Ltd 9,403 2,986
$ 4,737
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 8,582 2,836
Las Vegas Sands Corp 11,241 519
Marriott International Inc/MD 8,251 3,058
MGM Resorts International
(d)
7,234 346
Wynn Resorts Ltd 3,162 307
$ 7,066
Machinery - Construction & Mining - 1 .43%
Caterpillar Inc 17,364 18,491
GE Vernova Inc 10,130 11,901
Vertiv Holdings Co 14,478 4,848
$ 35,240
Machinery - Diversified - 0 .62%
Deere & Co 9,470 6,007
Dover Corp 5,077 1,139
IDEX Corp 2,791 633
Ingersoll Rand Inc 13,425 1,101
Nordson Corp 1,998 603
Otis Worldwide Corp 14,466 1,036
Rockwell Automation Inc 4,195 2,077
Westinghouse Air Brake Technologies Corp 6,397 1,724
Xylem Inc/NY 8,961 1,059
$ 15,379
Media - 0 .59%
Charter Communications Inc
(d)
3,153 448
Comcast Corp - Class A 134,306 3,297
EchoStar Corp
(d)
5,136 521
FactSet Research Systems Inc 1,374 316
Fox Corp - A Shares 7,520 392

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 5,242 $ 246
News Corp - A Shares 13,756 342
News Corp - B Shares 4,542 128
Paramount Skydance Corp
(f)
11,890 117
Walt Disney Co/The 65,462 6,301
Warner Bros Discovery Inc
(d)
93,428 2,491
$ 14,599
Mining - 0 .29%
Freeport-McMoRan Inc 54,192 3,408
Newmont Corp 40,244 3,759
$ 7,167
Miscellaneous Manufacturers - 0 .58%
3M Co 19,662 3,183
A O Smith Corp 4,221 265
Axon Enterprise Inc
(d)
3,038 1,703
Illinois Tool Works Inc 9,870 2,670
Parker-Hannifin Corp 4,754 4,650
Teledyne Technologies Inc
(d)
1,747 1,165
Textron Inc 6,556 601
$ 14,237
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
1,796 473
Oil & Gas - 2 .29%
APA Corp 13,325 434
Chevron Corp 70,572 11,698
ConocoPhillips 45,927 4,775
Devon Energy Corp 43,464 1,796
Diamondback Energy Inc 7,318 1,286
EOG Resources Inc 20,079 2,605
EQT Corp 23,579 1,254
Expand Energy Corp 9,017 822
ExxonMobil Holdings Corp 156,251 21,363
Marathon Petroleum Corp 11,006 2,814
Occidental Petroleum Corp 27,370 1,329
Phillips 66 15,115 2,555
Texas Pacific Land Corp 2,185 956
Valero Energy Corp 11,194 2,915
$ 56,602
Oil & Gas Services - 0 .23%
Baker Hughes Co 37,397 2,076
Halliburton Co 31,493 1,069
SLB Ltd 56,360 2,620
$ 5,765
Packaging & Containers - 0 .13%
Amcor PLC 17,430 756
Ball Corp 10,037 626
Packaging Corp of America 3,338 795
Smurfit Westrock PLC 19,769 915
$ 3,092
Pharmaceuticals - 4 .63%
AbbVie Inc 66,604 16,760
Becton Dickinson & Co 10,388 1,572
Bristol-Myers Squibb Co 76,978 4,435
Cardinal Health Inc 8,829 2,097
Cencora Inc 7,335 2,076
CVS Health Corp 48,097 4,976
Dexcom Inc
(d)
14,545 980
Eli Lilly & Co 29,821 35,768
Henry Schein Inc
(d)
3,651 305
Johnson & Johnson 90,745 23,046
McKesson Corp 4,532 3,424
Merck & Co Inc 93,105 11,964
Pfizer Inc 214,851 5,174
Viatris Inc 43,899 697
Zoetis Inc 15,804 1,136
$ 114,410
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .41%
Kinder Morgan Inc 73,805 $ 2,360
ONEOK Inc 23,751 2,065
Targa Resources Corp 8,092 2,170
Williams Cos Inc/The 46,104 3,427
$ 10,022
Private Equity - 0 .23%
Blackstone Inc 28,005 3,295
KKR & Co Inc 26,061 2,392
$ 5,687
Real Estate - 0 .08%
CBRE Group Inc
(d)
11,037 1,486
CoStar Group Inc
(d)
15,394 436
$ 1,922
REITs - 1 .72%
Alexandria Real Estate Equities Inc 5,911 312
American Tower Corp 17,563 2,873
AvalonBay Communities Inc 5,237 988
BXP Inc 5,590 371
Camden Property Trust 3,790 434
Crown Castle Inc 16,454 1,246
Digital Realty Trust Inc 12,451 2,236
Equinix Inc 3,716 3,874
Equity Residential 12,853 873
Essex Property Trust Inc 2,423 707
Extra Space Storage Inc 7,964 1,157
Federal Realty Investment Trust 2,965 366
Healthpeak Properties Inc 25,990 556
Host Hotels & Resorts Inc 24,011 569
Invitation Homes Inc 20,603 622
Iron Mountain Inc 11,214 1,416
Kimco Realty Corp 25,423 645
Mid-America Apartment Communities Inc 4,388 610
Prologis Inc 35,145 4,761
Public Storage 5,956 1,896
Realty Income Corp 35,151 2,178
Regency Centers Corp 6,213 495
SBA Communications Corp 3,999 706
Simon Property Group Inc 12,225 2,734
UDR Inc 11,147 445
Ventas Inc 18,326 1,627
VICI Properties Inc 41,198 1,094
Welltower Inc 26,609 6,039
Weyerhaeuser Co 27,182 651
$ 42,481
Retail - 3 .77%
AutoZone Inc
(d)
622 1,988
Best Buy Co Inc 7,385 560
Carvana Co
(d)
27,001 1,777
Casey's General Stores Inc 1,394 1,108
Chipotle Mexican Grill Inc
(d)
48,356 1,644
Costco Wholesale Corp 16,725 15,646
Darden Restaurants Inc 4,318 889
Dollar General Corp 8,302 956
Dollar Tree Inc
(d)
6,827 826
Domino's Pizza Inc 1,154 342
Genuine Parts Co 5,189 612
Home Depot Inc/The 37,548 13,242
Lowe's Cos Inc 21,113 4,655
Lululemon Athletica Inc
(d)
3,948 451
McDonald's Corp 26,785 7,240
O'Reilly Automotive Inc
(d)
31,241 2,877
Ross Stores Inc 12,145 2,585
Starbucks Corp 42,964 4,390
Target Corp 17,120 2,236
TJX Cos Inc/The 41,687 6,316
Tractor Supply Co 19,771 625
Ulta Beauty Inc
(d)
1,643 741
Walmart Inc 165,265 18,718
Williams-Sonoma Inc 4,439 1,035

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 10,391 $ 1,661
$ 93,120
Semiconductors - 18 .76%
Advanced Micro Devices Inc
(d)
61,470 35,709
Analog Devices Inc 18,404 7,309
Applied Materials Inc 29,917 21,630
Broadcom Inc 178,482 67,422
Intel Corp
(d)
178,095 24,867
KLA Corp 49,244 14,857
Lam Research Corp 47,144 20,429
Marvell Technology Inc 33,004 9,832
Microchip Technology Inc 20,400 1,860
Micron Technology Inc 42,513 49,072
Monolithic Power Systems Inc 1,851 2,559
NVIDIA Corp 913,033 182,689
NXP Semiconductors NV 9,516 2,674
ON Semiconductor Corp
(d)
14,774 1,397
QUALCOMM Inc 39,733 7,342
Skyworks Solutions Inc 5,670 384
Teradyne Inc 5,902 2,856
Texas Instruments Inc 34,306 10,226
$ 463,114
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 1,485 416
Software - 6 .69%
Adobe Inc
(d)
15,238 3,124
Akamai Technologies Inc
(d)
5,479 648
Autodesk Inc
(d)
7,960 1,548
Broadridge Financial Solutions Inc 4,360 597
Cadence Design Systems Inc
(d)
10,396 3,902
Datadog Inc
(d)
12,470 3,247
Electronic Arts Inc 8,491 1,741
Fair Isaac Corp
(d)
875 1,045
Fidelity National Information Services Inc 19,485 758
Fiserv Inc
(d)
20,103 986
Intuit Inc 10,426 2,721
Jack Henry & Associates Inc 2,679 369
Microsoft Corp 280,028 104,456
MSCI Inc 2,745 1,537
Oracle Corp 63,968 9,374
Palantir Technologies Inc
(d)
86,553 10,098
Paychex Inc 12,156 1,195
PTC Inc
(d)
4,355 495
Roper Technologies Inc 3,805 1,288
Salesforce Inc 30,839 4,831
ServiceNow Inc
(d)
38,878 3,860
Synopsys Inc
(d)
7,222 3,222
Take-Two Interactive Software Inc
(d)
6,562 1,640
Tyler Technologies Inc
(d)
1,590 465
Veeva Systems Inc
(d)
5,660 1,004
Workday Inc
(d)
7,680 940
$ 165,091
Telecommunications - 2 .10%
Arista Networks Inc
(d)
38,925 6,613
AT&T Inc 261,930 5,422
Ciena Corp
(d)
5,329 2,614
Cisco Systems Inc 148,898 17,490
Corning Inc 29,522 7,541
Motorola Solutions Inc 6,258 2,599
T-Mobile US Inc 17,543 2,942
Verizon Communications Inc 157,405 6,664
$ 51,885
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 5,067 418
Transportation - 0 .90%
CH Robinson Worldwide Inc 4,444 837
CSX Corp 70,046 3,329
Expeditors International of Washington Inc 4,931 804
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 8,274 $ 2,591
Fedex Freight Holding Co Inc
(d)
4,096 618
JB Hunt Transport Services Inc 2,809 813
Norfolk Southern Corp 8,467 2,664
Old Dominion Freight Line Inc 6,900 1,495
Union Pacific Corp 22,382 6,088
United Parcel Service Inc 28,143 3,025
$ 22,264
Water - 0 .04%
American Water Works Co Inc 7,362 969
TOTAL COMMON STOCKS $ 2,429,825
Total Investments $ 2,470,081
Other Assets and Liabilities -  (0.06)% (1,442)
TOTAL NET ASSETS - 100.00% $ 2,468,639
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $270 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$9,070 or 0.37% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $264 or 0.01% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 9,133 $ 204,194 $ 191,312 $ 22,015
$ 9,133 $ 204,194 $ 191,312 $ 22,015
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 366 $ — $ — $ —
$ 366 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2026 Long 59 $ 22,267 $ 291
Total $ 291
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .23 % Shares Held Value (000's)
Money Market Funds - 1 .23%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
314,391 $ 314
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b),(c)
6,050,088 6,050
$ 6,364
TOTAL INVESTMENT COMPANIES $ 6,364
COMMON STOCKS - 99 .50 % Shares Held Value (000's)
Aerospace & Defense - 10 .17%
HEICO Corp - Class A 105,117 $ 27,112
TransDigm Group Inc 19,206 25,583
$ 52,695
Building Materials - 8 .52%
Eagle Materials Inc 4,586 1,032
Martin Marietta Materials Inc 32,954 19,004
Vulcan Materials Co 81,709 24,105
$ 44,141
Chemicals - 1 .87%
Air Products and Chemicals Inc 4,751 1,393
Perimeter Solutions Inc
(d)
190,183 6,780
Sherwin-Williams Co/The 4,385 1,510
$ 9,683
Commercial Services - 4 .68%
Moody's Corp 14,645 6,633
Sunbelt Rentals Holdings Inc 107,272 8,025
Toast Inc
(d)
224,656 6,250
Verisk Analytics Inc 18,627 3,344
$ 24,252
Distribution & Wholesale - 0 .88%
Fastenal Co 85,624 4,113
Watsco Inc 1,081 450
$ 4,563
Diversified Financial Services - 5 .42%
Ares Management Corp 58,157 6,474
Brookfield Asset Management Ltd 211,112 9,468
Brookfield Wealth Solutions Ltd
(d)
3,845 164
LPL Financial Holdings Inc 42,524 11,978
$ 28,084
Electric - 4 .38%
Brookfield Infrastructure Partners LP 440,027 16,057
Brookfield Renewable Partners LP 190,139 6,603
$ 22,660
Electrical Components & Equipment - 1 .02%
AMETEK Inc 21,744 5,261
Electronics - 0 .71%
Mettler-Toledo International Inc
(d)
2,870 3,666
Entertainment - 8 .72%
Liberty Live Holdings Inc - A Shares
(d)
7,011 710
Liberty Live Holdings Inc - C Shares
(d)
32,775 3,462
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
19,115 1,673
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
131,717 12,532
Live Nation Entertainment Inc
(d)
146,336 26,796
$ 45,173
Environmental Control - 0 .50%
Veralto Corp 12,162 1,078
Waste Connections Inc 9,112 1,519
$ 2,597
Healthcare - Products - 2 .11%
IDEXX Laboratories Inc
(d)
8,459 4,453
Medline Inc
(d)
19,011 750
Waters Corp
(d)
15,275 5,729
$ 10,932
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 2 .00%
Lennar Corp - A Shares 42,938 $ 3,886
Lennar Corp - B Shares 724 64
NVR Inc
(d)
942 6,418
$ 10,368
Insurance - 7 .54%
Arch Capital Group Ltd
(d)
38,562 3,743
Arthur J Gallagher & Co 44,398 10,192
Brown & Brown Inc 237,631 15,244
Markel Group Inc
(d)
4,443 8,677
RLI Corp 2,772 164
W R Berkley Corp 14,930 1,053
$ 39,073
Internet - 0 .14%
DoorDash Inc - Class A
(d)
3,884 717
Lodging - 6 .11%
Hilton Worldwide Holdings Inc 62,225 20,563
Hyatt Hotels Corp 57,084 11,065
$ 31,628
Machinery - Diversified - 0 .42%
Graco Inc 28,992 2,192
Miscellaneous Manufacturers - 0 .17%
Axon Enterprise Inc
(d)
1,513 848
Private Equity - 8 .70%
Brookfield Corp 565,976 24,105
KKR & Co Inc 228,360 20,959
$ 45,064
Real Estate - 5 .18%
CBRE Group Inc
(d)
155,412 20,933
CoStar Group Inc
(d)
208,625 5,908
$ 26,841
REITs - 0 .04%
Millrose Properties Inc 6,797 204
Retail - 5 .24%
AutoZone Inc
(d)
102 326
Ferguson Enterprises Inc 215 51
Floor & Decor Holdings Inc
(d)
98,568 5,851
O'Reilly Automotive Inc
(d)
190,566 17,549
Ross Stores Inc 15,847 3,373
$ 27,150
Semiconductors - 2 .91%
Entegris Inc 83,760 15,065
Software - 11 .42%
Appfolio Inc
(d),(e)
24,365 3,907
Constellation Software Inc/Canada 5,121 9,668
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,954 7,114
Guidewire Software Inc
(d)
16,327 2,009
Jack Henry & Associates Inc 3,690 508
Lumine Group Inc
(d)
6,936 106
MSCI Inc 16,464 9,221
Procore Technologies Inc
(d)
34,753 1,412
Roper Technologies Inc 12,799 4,331
Topicus.com Inc
(d)
16,095 1,026
Tyler Technologies Inc
(d)
28,828 8,431
Veeva Systems Inc
(d)
64,400 11,429
$ 59,162
Transportation - 0 .65%
Old Dominion Freight Line Inc 15,483 3,354
TOTAL COMMON STOCKS $ 515,373
Total Investments $ 521,737
Other Assets and Liabilities -  (0.73)% (3,760)
TOTAL NET ASSETS - 100.00% $ 517,977

Schedule of Investments
MidCap Account
June 30, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,234 or
0.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,241 or 0.63% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 3,913 $ 101,002 $ 98,865 $ 6,050
$ 3,913 $ 101,002 $ 98,865 $ 6,050
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 25 $ — $ — $ —
$ 25 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .31 % Shares Held Value (000's)
Money Market Funds - 1 .31%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,707,317 $ 1,707
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
1,725,462 1,725
$ 3,432
TOTAL INVESTMENT COMPANIES $ 3,432
COMMON STOCKS - 99 .70 % Shares Held Value (000's)
Aerospace & Defense - 1 .22%
Boeing Co/The
(d)
9,577 $ 2,073
RTX Corp 5,889 1,117
$ 3,190
Apparel - 0 .37%
Birkenstock Holding Plc
(d),(e)
22,389 963
Automobile Manufacturers - 3 .46%
Cummins Inc 3,375 2,407
PACCAR Inc 21,042 2,528
Tesla Inc
(d)
9,836 4,137
$ 9,072
Banks - 6 .06%
Bank of America Corp 34,653 1,975
Citigroup Inc 16,720 2,340
East West Bancorp Inc 10,211 1,318
JPMorgan Chase & Co 19,172 6,276
Morgan Stanley 12,630 2,640
Wintrust Financial Corp 8,431 1,355
$ 15,904
Beverages - 0 .98%
Coca-Cola Co/The 31,738 2,579
Biotechnology - 1 .95%
Gilead Sciences Inc 13,670 1,727
Insmed Inc
(d)
4,672 498
Structure Therapeutics Inc ADR
(d)
17,129 919
Vertex Pharmaceuticals Inc
(d)
3,963 1,969
$ 5,113
Building Materials - 0 .63%
Modine Manufacturing Co
(d)
2,205 589
Trane Technologies PLC 2,167 1,064
$ 1,653
Chemicals - 1 .20%
Albemarle Corp 6,238 842
Linde PLC 4,433 2,301
$ 3,143
Computers - 8 .24%
Apple Inc 54,064 15,644
Hewlett Packard Enterprise Co 18,993 857
Lumentum Holdings Inc
(d)
1,337 1,147
Sandisk Corp
(d)
697 1,585
Western Digital Corp 3,739 2,388
$ 21,621
Cosmetics & Personal Care - 0 .41%
Haleon PLC ADR 116,740 1,089
Diversified Financial Services - 4 .59%
American Express Co 7,978 2,698
Ameriprise Financial Inc 4,307 1,976
Nasdaq Inc 14,706 1,159
Visa Inc 18,132 6,221
$ 12,054
Electric - 1 .24%
Fervo Energy Co
(d),(e)
22,443 656
NRG Energy Inc 17,704 2,586
$ 3,242
Electrical Components & Equipment - 0 .50%
Eaton Corp PLC 3,076 1,311
Electronics - 0 .56%
Amphenol Corp 8,369 1,476
Environmental Control - 0 .88%
Republic Services Inc 10,780 2,297
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .66%
Sprouts Farmers Market Inc
(d)
20,483 $ 1,732
Gas - 0 .61%
Atmos Energy Corp 9,288 1,600
Healthcare - Products - 1 .35%
Medtronic PLC 6,127 479
Stryker Corp 4,043 1,273
Thermo Fisher Scientific Inc 3,546 1,778
$ 3,530
Healthcare - Services - 1 .26%
HCA Healthcare Inc 3,935 1,534
UnitedHealth Group Inc 4,255 1,769
$ 3,303
Home Builders - 0 .60%
DR Horton Inc 9,616 1,566
Insurance - 1 .59%
Berkshire Hathaway Inc - Class B
(d)
3,703 1,853
Chubb Ltd 6,767 2,306
$ 4,159
Internet - 14 .27%
Alphabet Inc - A Shares 39,654 14,171
Amazon.com Inc
(d)
40,688 9,698
AppLovin Corp
(d)
2,213 1,140
Meta Platforms Inc 7,615 4,290
Netflix Inc
(d)
11,937 852
Palo Alto Networks Inc
(d)
8,484 2,893
Reddit Inc
(d)
8,984 1,560
Spotify Technology SA
(d)
3,117 1,431
Uber Technologies Inc
(d)
19,324 1,394
$ 37,429
Investment Companies - 0 .20%
Riot Platforms Inc
(d)
19,359 530
Lodging - 0 .52%
Hilton Worldwide Holdings Inc 4,141 1,368
Machinery - Construction & Mining - 1 .58%
Bloom Energy Corp
(d)
3,324 1,006
GE Vernova Inc 2,676 3,144
$ 4,150
Machinery - Diversified - 0 .59%
Deere & Co 2,429 1,541
Media - 0 .65%
Nexstar Media Group Inc 9,542 1,704
Mining - 0 .65%
Freeport-McMoRan Inc 13,580 854
MP Materials Corp
(d)
15,367 861
$ 1,715
Miscellaneous Manufacturers - 1 .04%
Parker-Hannifin Corp 2,800 2,739
Oil & Gas - 2 .43%
ExxonMobil Holdings Corp 25,048 3,424
Marathon Petroleum Corp 11,506 2,942
$ 6,366
Pharmaceuticals - 5 .13%
AbbVie Inc 8,106 2,040
Eli Lilly & Co 4,509 5,408
McKesson Corp 4,213 3,183
Novartis AG ADR 18,112 2,839
$ 13,470
Pipelines - 0 .33%
Williams Cos Inc/The 11,652 866
REITs - 2 .16%
Regency Centers Corp 30,446 2,428
Terreno Realty Corp 22,797 1,476
Ventas Inc 19,932 1,770
$ 5,674

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4 .40%
Casey's General Stores Inc 2,569 $ 2,042
Costco Wholesale Corp 2,907 2,719
Dick's Sporting Goods Inc 6,184 1,403
O'Reilly Automotive Inc
(d)
15,928 1,467
TJX Cos Inc/The 25,817 3,911
$ 11,542
Semiconductors - 18 .48%
Advanced Micro Devices Inc
(d)
6,339 3,682
Amkor Technology Inc 16,682 1,439
Broadcom Inc 19,162 7,238
KLA Corp 11,860 3,578
Lam Research Corp 9,213 3,992
Marvell Technology Inc 3,648 1,087
Micron Technology Inc 4,004 4,622
NVIDIA Corp 93,980 18,806
Taiwan Semiconductor Manufacturing Co Ltd ADR 8,420 4,021
$ 48,465
Software - 7 .08%
Cloudflare Inc
(d)
5,023 1,232
Datadog Inc
(d)
4,587 1,194
Microsoft Corp 27,340 10,198
Oracle Corp 7,084 1,038
Palantir Technologies Inc
(d)
6,921 808
ServiceNow Inc
(d)
17,038 1,692
Twilio Inc
(d)
11,720 2,418
$ 18,580
Telecommunications - 1 .30%
Arista Networks Inc
(d)
3,765 640
Motorola Solutions Inc 2,317 962
T-Mobile US Inc 10,751 1,803
$ 3,405
Transportation - 0 .53%
CH Robinson Worldwide Inc 7,452 1,404
TOTAL COMMON STOCKS $ 261,545
Total Investments $ 264,977
Other Assets and Liabilities -  (1.01)% (2,662)
TOTAL NET ASSETS - 100.00% $ 262,315
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,707 or
0.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,603 or 0.61% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 2,115 $ 44,154 $ 44,544 $ 1,725
$ 2,115 $ 44,154 $ 44,544 $ 1,725
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 52 $ — $ — $ —
$ 52 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .24%
Principal U.S. Mega-Cap ETF
(a)
3,241 $ 240
Principal U.S. Small-Cap ETF
(a)
1,185 83
$ 323
Principal Funds, Inc. Class R-6 - 63 .32%
Blue Chip Fund
(a),(b)
74,567 3,002
Core Fixed Income Fund
(a)
4,973,769 42,874
Diversified Real Asset Fund
(a)
67,741 901
Global Emerging Markets Fund
(a)
95,662 4,051
High Yield Fund
(a)
1,187,416 7,837
International Equity Fund
(a)
781,350 13,760
International Small Company Fund
(a)
40,986 535
LargeCap Growth Fund I
(a)
208,574 3,439
MidCap Fund
(a),(b)
25,768 1,048
Real Estate Securities Fund
(a)
78,435 2,448
SmallCap Fund
(a)
69,320 2,561
SmallCap S&P 600 Index Fund
(a)
7,279 221
Small-MidCap Dividend Income Fund
(a)
65,318 1,519
$ 84,196
Principal Funds, Inc. Institutional Class - 36 .43%
Equity Income Fund
(a)
90,221 4,025
Inflation Protection Fund
(a)
880,693 6,834
LargeCap S&P 500 Index Fund
(a)
413,554 14,747
LargeCap Value Fund III
(a)
196,122 3,752
Principal Capital Appreciation Fund
(a)
5,560 526
Short-Term Income Fund
(a)
1,537,378 18,556
$ 48,440
TOTAL INVESTMENT COMPANIES $ 132,959
Total Investments $ 132,959
Other Assets and Liabilities -  0.01% 11
TOTAL NET ASSETS - 100.00% $ 132,970
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 3,770 $ 166 $ 766 $ 3,002
Core Fixed Income Fund 45,719 3,123 5,459 42,874
Diversified Real Asset Fund 566 385 99 901
Equity Income Fund 4,211 248 787 4,025
Global Emerging Markets Fund 3,061 902 659 4,051
High Yield Fund 8,213 742 984 7,837
Inflation Protection Fund 7,197 424 869 6,834
International Equity Fund 14,990 788 3,068 13,760
International Small Company Fund 735 60 285 535
LargeCap Growth Fund I 4,029 181 814 3,439
LargeCap S&P 500 Index Fund 16,271 795 3,758 14,747
LargeCap Value Fund III 3,917 200 728 3,752
MidCap Fund 1,244 89 216 1,048
Principal Capital Appreciation Fund — 526 — 526
Principal U.S. Mega-Cap ETF — 240 1 240
Principal U.S. Small-Cap ETF — 83 — 83
Real Estate Securities Fund 2,195 266 292 2,448
Short-Term Income Fund 19,284 1,738 2,327 18,556
SmallCap Fund 2,473 140 467 2,561
SmallCap S&P 600 Index Fund 276 16 132 221
Small-MidCap Dividend Income Fund 1,424 126 277 1,519
$ 139,575 $ 11,238 $ 21,988 $ 132,959
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 26 $ — $ (194)
Core Fixed Income Fund 826 (321) — (188)
Diversified Real Asset Fund 8 — — 49
Equity Income Fund 34 186 — 167
Global Emerging Markets Fund — 11 — 736
High Yield Fund 274 (6) — (128)
Inflation Protection Fund — (12) — 94
International Equity Fund — 375 — 675
International Small Company Fund — 38 — (13)
LargeCap Growth Fund I — 45 — (2)
LargeCap S&P 500 Index Fund — 44 — 1,395
LargeCap Value Fund III — 11 — 352
MidCap Fund — (14) — (55)
Principal Capital Appreciation Fund — — — —
Principal U.S. Mega-Cap ETF — — — 1
Principal U.S. Small-Cap ETF — — — —
Real Estate Securities Fund 24 (2) — 281
Short-Term Income Fund 370 (1) — (138)
SmallCap Fund — 20 — 395
SmallCap S&P 600 Index Fund — — — 61
Small-MidCap Dividend Income Fund 10 17 — 229
$ 1,546 $ 417 $ — $ 3,717
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .34%
Principal U.S. Mega-Cap ETF
(a)
11,895 $ 882
Principal U.S. Small-Cap ETF
(a)
4,344 304
$ 1,186
Principal Funds, Inc. Class R-6 - 66 .25%
Blue Chip Fund
(a),(b)
270,145 10,876
Core Fixed Income Fund
(a)
11,366,362 97,978
Diversified Real Asset Fund
(a)
175,912 2,340
Global Emerging Markets Fund
(a)
349,518 14,802
High Yield Fund
(a)
2,425,332 16,007
International Equity Fund
(a)
2,856,639 50,305
International Small Company Fund
(a)
150,323 1,960
LargeCap Growth Fund I
(a)
755,854 12,464
MidCap Fund
(a),(b)
95,009 3,863
Real Estate Securities Fund
(a)
204,347 6,378
SmallCap Fund
(a)
255,333 9,435
SmallCap S&P 600 Index Fund
(a)
25,744 783
Small-MidCap Dividend Income Fund
(a)
235,343 5,474
$ 232,665
Principal Funds, Inc. Institutional Class - 33 .40%
Equity Income Fund
(a)
327,185 14,596
Inflation Protection Fund
(a)
1,715,511 13,312
LargeCap S&P 500 Index Fund
(a)
1,521,773 54,267
LargeCap Value Fund III
(a)
710,788 13,597
Principal Capital Appreciation Fund
(a)
20,415 1,929
Short-Term Income Fund
(a)
1,622,172 19,580
$ 117,281
TOTAL INVESTMENT COMPANIES $ 351,132
Total Investments $ 351,132
Other Assets and Liabilities -  0.01% 41
TOTAL NET ASSETS - 100.00% $ 351,173
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 12,401 $ 1,177 $ 2,157 $ 10,876
Core Fixed Income Fund 94,407 12,542 7,837 97,978
Diversified Real Asset Fund 1,592 778 168 2,340
Equity Income Fund 13,852 1,601 2,082 14,596
Global Emerging Markets Fund 10,034 3,707 1,565 14,802
High Yield Fund 15,255 2,285 1,273 16,007
Inflation Protection Fund 12,574 1,649 1,059 13,312
International Equity Fund 49,257 5,347 7,968 50,305
International Small Company Fund 2,472 277 880 1,960
LargeCap Growth Fund I 13,252 1,271 2,277 12,464
LargeCap S&P 500 Index Fund 53,599 5,528 10,110 54,267
LargeCap Value Fund III 12,879 1,379 1,949 13,597
MidCap Fund 4,135 485 527 3,863
Principal Capital Appreciation Fund — 1,929 — 1,929
Principal U.S. Mega-Cap ETF — 880 — 882
Principal U.S. Small-Cap ETF — 304 1 304
Real Estate Securities Fund 5,368 789 488 6,378
Short-Term Income Fund 17,388 3,834 1,502 19,580
SmallCap Fund 8,181 905 1,143 9,435
SmallCap S&P 600 Index Fund 893 102 424 783
Small-MidCap Dividend Income Fund 4,712 654 753 5,474
$ 332,251 $ 47,423 $ 44,163 $ 351,132
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (55) $ — $ (490)
Core Fixed Income Fund 1,822 (1) — (1,133)
Diversified Real Asset Fund 20 1 — 137
Equity Income Fund 120 27 — 1,198
Global Emerging Markets Fund — 24 — 2,602
High Yield Fund 543 — — (260)
Inflation Protection Fund — — — 148
International Equity Fund — 224 — 3,445
International Small Company Fund — 46 — 45
LargeCap Growth Fund I — (22) — 240
LargeCap S&P 500 Index Fund — 153 — 5,097
LargeCap Value Fund III — 17 — 1,271
MidCap Fund — (1) — (229)
Principal Capital Appreciation Fund — — — —
Principal U.S. Mega-Cap ETF — — — 2
Principal U.S. Small-Cap ETF — — — 1
Real Estate Securities Fund 62 9 — 700
Short-Term Income Fund 366 — — (140)
SmallCap Fund — 13 — 1,479
SmallCap S&P 600 Index Fund — 2 — 210
Small-MidCap Dividend Income Fund 35 16 — 845
$ 2,968 $ 453 $ — $ 15,168
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .45%
Principal U.S. Mega-Cap ETF
(a)
11,886 $ 881
Principal U.S. Small-Cap ETF
(a)
4,342 305
$ 1,186
Principal Funds, Inc. Class R-6 - 67 .27%
Blue Chip Fund
(a),(b)
273,890 11,027
Core Fixed Income Fund
(a)
5,906,155 50,911
Global Emerging Markets Fund
(a)
352,821 14,942
High Yield Fund
(a)
1,306,276 8,621
International Equity Fund
(a)
2,884,044 50,788
International Small Company Fund
(a)
151,959 1,982
LargeCap Growth Fund I
(a)
766,178 12,634
MidCap Fund
(a),(b)
95,151 3,869
Real Estate Securities Fund
(a)
210,290 6,563
SmallCap Fund
(a)
259,527 9,590
SmallCap S&P 600 Index Fund
(a)
25,523 776
Small-MidCap Dividend Income Fund
(a)
239,064 5,561
$ 177,264
Principal Funds, Inc. Institutional Class - 32 .26%
Equity Income Fund
(a)
331,461 14,786
LargeCap S&P 500 Index Fund
(a)
1,528,335 54,500
LargeCap Value Fund III
(a)
720,277 13,779
Principal Capital Appreciation Fund
(a)
20,401 1,928
$ 84,993
TOTAL INVESTMENT COMPANIES $ 263,443
Total Investments $ 263,443
Other Assets and Liabilities -  0.02% 41
TOTAL NET ASSETS - 100.00% $ 263,484
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 11,614 $ 1,489 $ 1,561 $ 11,027
Core Fixed Income Fund 43,426 10,067 2,027 50,911
Equity Income Fund 12,977 1,987 1,365 14,786
Global Emerging Markets Fund 9,358 3,973 950 14,942
High Yield Fund 7,434 1,665 346 8,621
International Equity Fund 46,046 6,737 5,563 50,788
International Small Company Fund 2,359 293 760 1,982
LargeCap Growth Fund I 12,413 1,611 1,638 12,634
LargeCap S&P 500 Index Fund 50,165 6,980 7,807 54,500
LargeCap Value Fund III 12,065 1,732 1,283 13,779
MidCap Fund 3,908 562 387 3,869
Principal Capital Appreciation Fund — 1,928 — 1,928
Principal U.S. Mega-Cap ETF — 879 — 881
Principal U.S. Small-Cap ETF — 305 — 305
Real Estate Securities Fund 4,595 1,538 248 6,563
SmallCap Fund 7,694 1,117 703 9,590
SmallCap S&P 600 Index Fund 826 124 379 776
Small-MidCap Dividend Income Fund 4,430 758 470 5,561
$ 229,310 $ 43,745 $ 25,487 $ 263,443
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (42) $ — $ (473)
Core Fixed Income Fund 891 — — (555)
Equity Income Fund 119 13 — 1,174
Global Emerging Markets Fund — 7 — 2,554
High Yield Fund 278 — — (132)
International Equity Fund — 35 — 3,533
International Small Company Fund — 1 — 89
LargeCap Growth Fund I — (17) — 265
LargeCap S&P 500 Index Fund — 77 — 5,085
LargeCap Value Fund III — (1) — 1,266
MidCap Fund — — — (214)
Principal Capital Appreciation Fund — — — —
Principal U.S. Mega-Cap ETF — — — 2
Principal U.S. Small-Cap ETF — — — —
Real Estate Securities Fund 60 — — 678
SmallCap Fund — 8 — 1,474
SmallCap S&P 600 Index Fund — 2 — 203
Small-MidCap Dividend Income Fund 35 8 — 835
$ 1,383 $ 91 $ — $ 15,784
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .55%
Principal U.S. Mega-Cap ETF
(a)
6,244 $ 463
Principal U.S. Small-Cap ETF
(a)
2,281 160
$ 623
Principal Funds, Inc. Class R-6 - 59 .88%
Blue Chip Fund
(a),(b)
145,306 5,850
Core Fixed Income Fund
(a)
575,093 4,957
Global Emerging Markets Fund
(a)
186,230 7,887
High Yield Fund
(a)
208,539 1,376
International Equity Fund
(a)
1,522,559 26,812
International Small Company Fund
(a)
80,360 1,048
LargeCap Growth Fund I
(a)
406,062 6,696
MidCap Fund
(a),(b)
50,643 2,059
Real Estate Securities Fund
(a)
89,056 2,779
SmallCap Fund
(a)
136,148 5,031
SmallCap S&P 600 Index Fund
(a)
13,200 402
Small-MidCap Dividend Income Fund
(a)
126,964 2,953
$ 67,850
Principal Funds, Inc. Institutional Class - 39 .55%
Equity Income Fund
(a)
175,422 7,826
LargeCap S&P 500 Index Fund
(a)
804,033 28,672
LargeCap Value Fund III
(a)
381,662 7,301
Principal Capital Appreciation Fund
(a)
10,713 1,012
$ 44,811
TOTAL INVESTMENT COMPANIES $ 113,284
Total Investments $ 113,284
Other Assets and Liabilities -  0.02% 21
TOTAL NET ASSETS - 100.00% $ 113,305
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 6,249 $ 760 $ 886 $ 5,850
Core Fixed Income Fund 4,131 1,223 345 4,957
Equity Income Fund 6,976 1,024 807 7,826
Global Emerging Markets Fund 5,022 2,092 586 7,887
High Yield Fund 1,183 311 97 1,376
International Equity Fund 24,714 3,443 3,257 26,812
International Small Company Fund 1,266 148 416 1,048
LargeCap Growth Fund I 6,674 824 932 6,696
LargeCap S&P 500 Index Fund 26,861 3,594 4,501 28,672
LargeCap Value Fund III 6,488 881 744 7,301
MidCap Fund 2,095 285 212 2,059
Principal Capital Appreciation Fund — 1,012 — 1,012
Principal U.S. Mega-Cap ETF — 462 — 463
Principal U.S. Small-Cap ETF — 160 — 160
Real Estate Securities Fund 1,932 729 169 2,779
SmallCap Fund 4,127 578 459 5,031
SmallCap S&P 600 Index Fund 440 64 209 402
Small-MidCap Dividend Income Fund 2,382 392 273 2,953
$ 100,540 $ 17,982 $ 13,893 $ 113,284
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (19) $ — $ (254)
Core Fixed Income Fund 85 — — (52)
Equity Income Fund 62 14 — 619
Global Emerging Markets Fund — 4 — 1,355
High Yield Fund 44 — — (21)
International Equity Fund — 27 — 1,885
International Small Company Fund — (1) — 51
LargeCap Growth Fund I — (3) — 133
LargeCap S&P 500 Index Fund — 35 — 2,683
LargeCap Value Fund III — — — 676
MidCap Fund — — — (109)
Principal Capital Appreciation Fund — — — —
Principal U.S. Mega-Cap ETF — — — 1
Principal U.S. Small-Cap ETF — — — —
Real Estate Securities Fund 25 — — 287
SmallCap Fund — 8 — 777
SmallCap S&P 600 Index Fund — 1 — 106
Small-MidCap Dividend Income Fund 18 7 — 445
$ 234 $ 73 $ — $ 8,582
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .54%
Principal U.S. Mega-Cap ETF
(a)
2,774 $ 206
Principal U.S. Small-Cap ETF
(a)
1,014 71
$ 277
Principal Funds, Inc. Class R-6 - 58 .73%
Blue Chip Fund
(a),(b)
68,665 2,764
Core Fixed Income Fund
(a)
117,489 1,013
Global Emerging Markets Fund
(a)
87,018 3,685
High Yield Fund
(a)
50,669 334
International Equity Fund
(a)
711,800 12,535
International Small Company Fund
(a)
37,624 491
LargeCap Growth Fund I
(a)
191,635 3,160
MidCap Fund
(a),(b)
23,879 971
Real Estate Securities Fund
(a)
40,300 1,258
SmallCap Fund
(a)
64,105 2,369
SmallCap S&P 600 Index Fund
(a)
5,892 179
Small-MidCap Dividend Income Fund
(a)
59,216 1,377
$ 30,136
Principal Funds, Inc. Institutional Class - 40 .71%
Equity Income Fund
(a)
82,402 3,676
LargeCap S&P 500 Index Fund
(a)
373,704 13,326
LargeCap Value Fund III
(a)
179,513 3,434
Principal Capital Appreciation Fund
(a)
4,759 450
$ 20,886
TOTAL INVESTMENT COMPANIES $ 51,299
Total Investments $ 51,299
Other Assets and Liabilities -  0.02% 8
TOTAL NET ASSETS - 100.00% $ 51,307
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 2,586 $ 673 $ 379 $ 2,764
Core Fixed Income Fund 929 255 158 1,013
Equity Income Fund 2,884 884 360 3,676
Global Emerging Markets Fund 2,050 1,320 269 3,685
High Yield Fund 303 89 52 334
International Equity Fund 10,137 3,041 1,453 12,535
International Small Company Fund 543 131 203 491
LargeCap Growth Fund I 2,759 730 400 3,160
LargeCap S&P 500 Index Fund 11,002 3,162 2,038 13,326
LargeCap Value Fund III 2,683 786 328 3,434
MidCap Fund 879 232 93 971
Principal Capital Appreciation Fund — 450 — 450
Principal U.S. Mega-Cap ETF — 205 — 206
Principal U.S. Small-Cap ETF — 71 — 71
Real Estate Securities Fund 786 443 90 1,258
SmallCap Fund 1,716 516 210 2,369
SmallCap S&P 600 Index Fund 175 54 96 179
Small-MidCap Dividend Income Fund 991 315 124 1,377
$ 40,423 $ 13,357 $ 6,253 $ 51,299
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (116)
Core Fixed Income Fund 19 — — (13)
Equity Income Fund 28 — — 268
Global Emerging Markets Fund — — — 584
High Yield Fund 11 — — (6)
International Equity Fund — 1 — 809
International Small Company Fund — 1 — 19
LargeCap Growth Fund I — — — 71
LargeCap S&P 500 Index Fund — 9 — 1,191
LargeCap Value Fund III — — — 293
MidCap Fund — — — (47)
Principal Capital Appreciation Fund — — — —
Principal U.S. Mega-Cap ETF — — — 1
Principal U.S. Small-Cap ETF — — — —
Real Estate Securities Fund 11 — — 119
SmallCap Fund — 1 — 346
SmallCap S&P 600 Index Fund — 1 — 45
Small-MidCap Dividend Income Fund 8 — — 195
$ 77 $ 13 $ — $ 3,759
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Exchange-Traded Funds - 0 .21%
Principal U.S. Mega-Cap ETF
(a)
1,295 $ 96
Principal U.S. Small-Cap ETF
(a)
474 33
$ 129
Principal Funds, Inc. Class R-6 - 62 .66%
Blue Chip Fund
(a),(b)
30,010 1,208
Core Fixed Income Fund
(a)
2,379,073 20,508
Diversified Real Asset Fund
(a)
30,803 410
Global Emerging Markets Fund
(a)
38,046 1,611
High Yield Fund
(a)
585,501 3,864
International Equity Fund
(a)
310,634 5,470
International Small Company Fund
(a)
16,240 212
LargeCap Growth Fund I
(a)
83,730 1,381
MidCap Fund
(a),(b)
10,365 422
Real Estate Securities Fund
(a)
35,802 1,117
SmallCap Fund
(a)
27,828 1,028
SmallCap S&P 600 Index Fund
(a)
2,756 84
Small-MidCap Dividend Income Fund
(a)
26,053 606
$ 37,921
Principal Funds, Inc. Institutional Class - 37 .12%
Equity Income Fund
(a)
36,053 1,608
Inflation Protection Fund
(a)
433,756 3,366
LargeCap S&P 500 Index Fund
(a)
163,039 5,814
LargeCap Value Fund III
(a)
78,585 1,503
Principal Capital Appreciation Fund
(a)
2,220 210
Short-Term Income Fund
(a)
825,565 9,965
$ 22,466
TOTAL INVESTMENT COMPANIES $ 60,516
Total Investments $ 60,516
Other Assets and Liabilities -  0.01% 4
TOTAL NET ASSETS - 100.00% $ 60,520
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 1,263 $ 250 $ 244 $ 1,208
Core Fixed Income Fund 18,856 4,207 2,316 20,508
Diversified Real Asset Fund 231 198 40 410
Equity Income Fund 1,410 313 250 1,608
Global Emerging Markets Fund 1,022 515 214 1,611
High Yield Fund 3,516 846 434 3,864
Inflation Protection Fund 3,081 626 382 3,366
International Equity Fund 5,013 1,093 1,033 5,470
International Small Company Fund 248 60 106 212
LargeCap Growth Fund I 1,349 267 262 1,381
LargeCap S&P 500 Index Fund 5,438 1,126 1,325 5,814
LargeCap Value Fund III 1,312 277 228 1,503
MidCap Fund 418 96 66 422
Principal Capital Appreciation Fund — 210 — 210
Principal U.S. Mega-Cap ETF — 96 — 96
Principal U.S. Small-Cap ETF — 33 — 33
Real Estate Securities Fund 877 234 120 1,117
Short-Term Income Fund 9,116 2,045 1,122 9,965
SmallCap Fund 832 179 147 1,028
SmallCap S&P 600 Index Fund 92 20 51 84
Small-MidCap Dividend Income Fund 478 123 89 606
$ 54,552 $ 12,814 $ 8,429 $ 60,516
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (8) $ — $ (53)
Core Fixed Income Fund 390 2 — (241)
Diversified Real Asset Fund 3 — — 21
Equity Income Fund 13 4 — 131
Global Emerging Markets Fund — 5 — 283
High Yield Fund 134 — — (64)
Inflation Protection Fund — 1 — 40
International Equity Fund — 12 — 385
International Small Company Fund — — — 10
LargeCap Growth Fund I — (4) — 31
LargeCap S&P 500 Index Fund — 27 — 548
LargeCap Value Fund III — 3 — 139
MidCap Fund — (2) — (24)
Principal Capital Appreciation Fund — — — —
Principal U.S. Mega-Cap ETF — — — —
Principal U.S. Small-Cap ETF — — — —
Real Estate Securities Fund 11 1 — 125
Short-Term Income Fund 199 — — (74)
SmallCap Fund — 3 — 161
SmallCap S&P 600 Index Fund — — — 23
Small-MidCap Dividend Income Fund 4 2 — 92
$ 754 $ 46 $ — $ 1,533
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .31 % Shares Held Value (000's)
Money Market Funds - 1 .31%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
3,899,808 $ 3,900
TOTAL INVESTMENT COMPANIES $ 3,900
COMMON STOCKS - 98 .61 % Shares Held Value (000's)
Lodging - 1 .98%
Hilton Worldwide Holdings Inc 11,756 $ 3,885
Hyatt Hotels Corp 10,160 1,969
$ 5,854
Real Estate - 0 .59%
Jones Lang LaSalle Inc
(c)
5,675 1,759
REITs - 96 .04%
Acadia Realty Trust 98,032 2,050
Agree Realty Corp 57,107 4,325
American Healthcare REIT Inc 110,889 5,783
American Homes 4 Rent 296,078 9,925
American Tower Corp 125,733 20,566
Americold Realty Trust Inc 12,765 201
AvalonBay Communities Inc 54,621 10,306
Blackstone Digital Infrastructure Trust Inc
(c)
136,684 2,956
Brixmor Property Group Inc 101,186 3,190
Cousins Properties Inc 164,811 4,941
Crown Castle Inc 61,720 4,674
Digital Realty Trust Inc 55,951 10,048
EastGroup Properties Inc 31,493 6,378
Equinix Inc 27,815 28,994
Equity LifeStyle Properties Inc 76,817 4,951
Essex Property Trust Inc 32,043 9,343
Extra Space Storage Inc 88,940 12,923
Gaming and Leisure Properties Inc 83,820 3,732
Healthpeak Properties Inc 248,339 5,314
Hudson Pacific Properties Inc
(c)
44,501 676
InvenTrust Properties Corp 108,479 3,840
Invitation Homes Inc 4,756 144
Iron Mountain Inc 68,922 8,706
Kilroy Realty Corp 70,026 2,624
Macerich Co/The 114,329 2,880
National Health Investors Inc 36,637 2,794
National Healthcare Properties Inc 113,693 1,666
NETSTREIT Corp 186,065 3,932
Prologis Inc 121,977 16,524
Regency Centers Corp 105,901 8,445
Rexford Industrial Realty Inc 153,185 5,132
Sabra Health Care REIT Inc 356,205 6,950
Saul Centers Inc 5,295 198
SBA Communications Corp 23,877 4,213
Simon Property Group Inc 25,250 5,647
Smartstop Self Storage REIT Inc 61,062 1,984
Terreno Realty Corp 42,928 2,780
Ventas Inc 197,890 17,573
Vornado Realty Trust 92,238 3,625
Welltower Inc 141,194 32,048
Weyerhaeuser Co 77,288 1,850
$ 284,831
TOTAL COMMON STOCKS $ 292,444
Total Investments $ 296,344
Other Assets and Liabilities -  0.08% 235
TOTAL NET ASSETS - 100.00% $ 296,579
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1,413 $ 34,509 $ 32,022 $ 3,900
$ 1,413 $ 34,509 $ 32,022 $ 3,900
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 37 $ — $ — $ —
$ 37 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Money Market Funds - 2 .23%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
12,588,832 $ 12,589
Principal Exchange-Traded Funds - 32 .38%
Principal Capital Appreciation Select ETF
(a)
1,423,000 47,158
Principal International Equity ETF
(a)
800,853 28,743
Principal Spectrum Preferred Securities Active
ETF
(a)
570,000 10,864
Principal U.S. Mega-Cap ETF
(a)
913,807 67,738
Principal U.S. Small-Cap ETF
(a)
365,600 25,637
Principal Value ETF
(a)
52,000 2,803
$ 182,943
Principal Funds, Inc. Class R-6 - 28 .74%
Blue Chip Fund
(a),(c)
187,594 7,553
Core Fixed Income Fund
(a)
5,840,542 50,345
Diversified Real Asset Fund
(a)
975,595 12,975
Global Emerging Markets Fund
(a)
788,602 33,397
Global Macro Fund
(a)
577,436 6,346
High Yield Fund
(a)
3,039,305 20,059
International Equity Index Fund
(a)
1,055,628 16,172
International Small Company Fund
(a)
169,605 2,212
LargeCap Growth Fund I
(a)
505,442 8,335
Small-MidCap Dividend Income Fund
(a)
214,170 4,982
$ 162,376
Principal Funds, Inc. Institutional Class - 25 .32%
Bond Market Index Fund
(a)
2,941,296 25,266
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,734,213 16,752
Global Listed Infrastructure Fund
(a)
148,560 1,899
Inflation Protection Fund
(a)
534,381 4,147
LargeCap S&P 500 Index Fund
(a)
670,528 23,911
LargeCap Value Fund III
(a)
1,002,407 19,176
Overseas Fund
(a)
2,334,473 31,212
Short-Term Income Fund
(a)
1,718,568 20,743
$ 143,106
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .33%
Equity Income Account
(a)
1,157,631 40,436
Government & High Quality Bond Account
(a)
743,304 6,415
Real Estate Securities Account
(a)
862,566 17,156
$ 64,007
TOTAL INVESTMENT COMPANIES $ 565,021
Total Investments $ 565,021
Other Assets and Liabilities -  0.00% 23
TOTAL NET ASSETS - 100.00% $ 565,044
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 9,629 $ 594 $ 2,243 $ 7,553
Bond Market Index Fund 25,019 2,352 2,273 25,266
Core Fixed Income Fund 67,230 2,413 18,476 50,345
Diversified Real Asset Fund 8,055 6,044 1,605 12,975
Equity Income Account 32,293 9,024 4,460 40,436
Finisterre Emerging Markets Total Return Bond Fund 12,731 5,585 1,522 16,752
Global Emerging Markets Fund 24,848 6,142 4,141 33,397
Global Listed Infrastructure Fund 2,716 — 1,082 1,899
Global Macro Fund 5,786 — — 6,346
Government & High Quality Bond Account 6,098 1,375 1,098 6,415
High Yield Fund 24,078 2,432 6,120 20,059
Inflation Protection Fund 13,899 1,600 11,526 4,147
International Equity Index Fund 32,697 426 19,595 16,172
International Small Company Fund 4,866 495 3,356 2,212
LargeCap Growth Fund I 8,381 3,892 3,846 8,335
LargeCap S&P 500 Index Fund 11,444 14,142 4,108 23,911
LargeCap Value Fund III 19,995 1,143 3,892 19,176
MidCap Account 2,397 6 2,310 —
Overseas Fund 29,661 3,613 5,877 31,212
Principal Capital Appreciation Fund 48,012 2,936 54,433 —
Principal Capital Appreciation Select ETF — 46,046 — 47,158
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 11,098 4,355 2,864 12,589
Principal International Equity ETF 33,417 — 7,550 28,743
Principal Spectrum Preferred Securities Active ETF — 10,853 — 10,864
Principal U.S. Mega-Cap ETF 69,463 1,469 8,097 67,738
Principal U.S. Small-Cap ETF 20,471 635 — 25,637
Principal Value ETF — 2,722 — 2,803
Real Estate Securities Account 3,159 13,536 497 17,156
Short-Term Income Fund 14,364 7,813 1,329 20,743
Small-MidCap Dividend Income Fund 8,466 206 4,857 4,982
Spectrum Preferred and Capital Securities Income Fund 11,119 588 11,593 —
$ 561,392 $ 152,437 $ 188,750 $ 565,021
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 105 $ — $ (532)
Bond Market Index Fund — (30) — 198
Core Fixed Income Fund 1,176 (1,624) — 802
Diversified Real Asset Fund 105 255 — 226
Equity Income Account — 76 — 3,503
Finisterre Emerging Markets Total Return Bond Fund 514 (111) — 69
Global Emerging Markets Fund — 353 — 6,195
Global Listed Infrastructure Fund — 115 — 150
Global Macro Fund — — — 560
Government & High Quality Bond Account — (18) — 58
High Yield Fund 711 22 — (353)
Inflation Protection Fund — (434) — 608
International Equity Index Fund — 984 — 1,660
International Small Company Fund — 761 — (554)
LargeCap Growth Fund I — 113 — (205)
LargeCap S&P 500 Index Fund — 190 — 2,243
LargeCap Value Fund III — (30) — 1,960
MidCap Account — 297 — (390)
Overseas Fund — 79 — 3,736
Principal Capital Appreciation Fund — 16,786 — (13,301)
Principal Capital Appreciation Select ETF — — — 1,112
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 204 — — —
Principal International Equity ETF — 766 — 2,110
Principal Spectrum Preferred Securities Active ETF 43 — — 11
Principal U.S. Mega-Cap ETF 131 4,081 — 822
Principal U.S. Small-Cap ETF 39 — — 4,531
Principal Value ETF 11 — — 81
Real Estate Securities Account — 4 — 954
Short-Term Income Fund 311 3 — (108)
Small-MidCap Dividend Income Fund 35 729 — 438
Spectrum Preferred and Capital Securities Income Fund 240 1,388 — (1,502)
$ 3,520 $ 24,860 $ — $ 15,082
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; September 2026 Long 3 $ 228 $ 3
Canada 10 Year Bond; September 2026 Long 4 342 6
Euro Bond 10 Year Bond; September 2026 Long 6 873 8
Euro-BTP; September 2026 Long 12 1,636 15
Euro-Oat; September 2026 Long 9 1,234 6
Japan 10 Year Bond TSE; September 2026 Long 4 3,143 8
UK 10 Year Gilt; September 2026 Long 9 1,065 16
Total $ 62
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .95 % Shares Held Value (000's)
Money Market Funds - 4 .75%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
7,462,621 $ 7,463
Principal Exchange-Traded Funds - 21 .57%
Principal Capital Appreciation Select ETF
(a)
231,000 7,655
Principal International Equity ETF
(a)
112,241 4,028
Principal Spectrum Preferred Securities Active
ETF
(a)
206,000 3,927
Principal U.S. Mega-Cap ETF
(a)
185,030 13,716
Principal U.S. Small-Cap ETF
(a)
65,200 4,572
$ 33,898
Principal Funds, Inc. Class R-6 - 34 .75%
Blue Chip Fund
(a),(c)
44,339 1,785
Core Fixed Income Fund
(a)
3,170,127 27,326
Diversified Real Asset Fund
(a)
296,880 3,948
Global Emerging Markets Fund
(a)
144,986 6,140
Global Macro Fund
(a)
163,406 1,796
High Yield Fund
(a)
1,051,202 6,938
International Equity Index Fund
(a)
274,998 4,213
LargeCap Growth Fund I
(a)
55,885 922
Small-MidCap Dividend Income Fund
(a)
66,548 1,548
$ 54,616
Principal Funds, Inc. Institutional Class - 29 .22%
Bond Market Index Fund
(a)
1,117,605 9,600
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,107,822 10,702
Global Listed Infrastructure Fund
(a)
49,156 628
Inflation Protection Fund
(a)
756,272 5,869
LargeCap S&P 500 Index Fund
(a)
143,361 5,112
LargeCap Value Fund III
(a)
75,456 1,444
Overseas Fund
(a)
422,914 5,654
Short-Term Income Fund
(a)
572,661 6,912
$ 45,921
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .66%
Equity Income Account
(a)
224,179 7,831
Government & High Quality Bond Account
(a)
398,769 3,441
Real Estate Securities Account
(a)
196,540 3,909
$ 15,181
TOTAL INVESTMENT COMPANIES $ 157,079
Total Investments $ 157,079
Other Assets and Liabilities -  0.05% 74
TOTAL NET ASSETS - 100.00% $ 157,153
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 2,147 $ 198 $ 472 $ 1,785
Bond Market Index Fund 10,013 483 961 9,600
Core Fixed Income Fund 36,292 880 9,475 27,326
Diversified Real Asset Fund 1,852 2,478 444 3,948
Equity Income Account 7,988 601 1,502 7,831
Finisterre Emerging Markets Total Return Bond Fund 8,849 2,299 433 10,702
Global Emerging Markets Fund 4,630 1,653 1,335 6,140
Global Listed Infrastructure Fund 746 — 188 628
Global Macro Fund 1,637 — — 1,796
Government & High Quality Bond Account 3,486 397 465 3,441
High Yield Fund 8,904 544 2,391 6,938
Inflation Protection Fund 6,186 1,183 1,571 5,869
International Equity Index Fund 5,834 25 2,154 4,213
International Small Company Fund 900 1 949 —
LargeCap Growth Fund I 1,175 103 365 922
LargeCap S&P 500 Index Fund 2,308 3,016 730 5,112
LargeCap Value Fund III 1,626 98 430 1,444
MidCap Account 583 19 580 —
Overseas Fund 5,330 1,412 1,736 5,654
Principal Capital Appreciation Fund 7,641 983 9,225 —
Principal Capital Appreciation Select ETF — 7,475 — 7,655
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 7,993 2,179 2,709 7,463
Principal International Equity ETF 5,842 — 2,305 4,028
Principal Spectrum Preferred Securities Active ETF — 3,923 — 3,927
Principal U.S. Mega-Cap ETF 13,487 — 802 13,716
Principal U.S. Small-Cap ETF 3,302 462 — 4,572
Real Estate Securities Account 1,058 2,706 60 3,909
Short-Term Income Fund 5,847 1,974 867 6,912
Small-MidCap Dividend Income Fund 1,741 25 500 1,548
Spectrum Preferred and Capital Securities Income Fund 3,998 680 4,638 —
$ 161,395 $ 35,797 $ 47,287 $ 157,079
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (20) $ — $ (68)
Bond Market Index Fund — (15) — 80
Core Fixed Income Fund 608 (815) — 444
Diversified Real Asset Fund 29 70 — (8)
Equity Income Account — 551 — 193
Finisterre Emerging Markets Total Return Bond Fund 324 (28) — 15
Global Emerging Markets Fund — 50 — 1,142
Global Listed Infrastructure Fund — 19 — 51
Global Macro Fund — — — 159
Government & High Quality Bond Account — (7) — 30
High Yield Fund 257 5 — (124)
Inflation Protection Fund — (184) — 255
International Equity Index Fund — 94 — 414
International Small Company Fund — 259 — (211)
LargeCap Growth Fund I — 1 — 8
LargeCap S&P 500 Index Fund — 38 — 480
LargeCap Value Fund III — 13 — 137
MidCap Account — (80) — 58
Overseas Fund — 22 — 626
Principal Capital Appreciation Fund — 2,580 — (1,979)
Principal Capital Appreciation Select ETF — — — 180
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 134 — — —
Principal International Equity ETF — 350 — 141
Principal Spectrum Preferred Securities Active ETF 16 — — 4
Principal U.S. Mega-Cap ETF 27 210 — 821
Principal U.S. Small-Cap ETF 7 — — 808
Real Estate Securities Account — — — 205
Short-Term Income Fund 119 2 — (44)
Small-MidCap Dividend Income Fund 10 120 — 162
Spectrum Preferred and Capital Securities Income Fund 90 477 — (517)
$ 1,621 $ 3,712 $ — $ 3,462
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; September 2026 Long 2 $ 152 $ 2
Canada 10 Year Bond; September 2026 Long 3 256 4
Euro Bond 10 Year Bond; September 2026 Long 4 582 6
Euro-BTP; September 2026 Long 9 1,227 11
Euro-Oat; September 2026 Long 7 960 4
Japan 10 Year Bond TSE; September 2026 Long 3 2,358 6
UK 10 Year Gilt; September 2026 Long 6 710 11
Total $ 44
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .95%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
4,272,676 $ 4,273
Principal Exchange-Traded Funds - 40 .04%
Principal Capital Appreciation Select ETF
(a)
1,599,000 52,991
Principal International Equity ETF
(a)
757,356 27,181
Principal Spectrum Preferred Securities Active
ETF
(a)
148,000 2,821
Principal U.S. Mega-Cap ETF
(a)
935,311 69,331
Principal U.S. Small-Cap ETF
(a)
368,400 25,834
Principal Value ETF
(a)
41,000 2,210
$ 180,368
Principal Funds, Inc. Class R-6 - 25 .21%
Blue Chip Fund
(a),(c)
212,942 8,573
Core Fixed Income Fund
(a)
2,148,595 18,521
Diversified Real Asset Fund
(a)
644,527 8,572
Global Emerging Markets Fund
(a)
790,609 33,482
Global Macro Fund
(a)
321,800 3,537
High Yield Fund
(a)
1,172,014 7,735
International Equity Index Fund
(a)
1,114,874 17,080
International Small Company Fund
(a)
174,974 2,282
LargeCap Growth Fund I
(a)
580,739 9,576
Small-MidCap Dividend Income Fund
(a)
180,069 4,189
$ 113,547
Principal Funds, Inc. Institutional Class - 22 .76%
Bond Market Index Fund
(a)
895,560 7,693
Finisterre Emerging Markets Total Return Bond
Fund
(a)
801,944 7,747
Global Listed Infrastructure Fund
(a)
319,925 4,089
Inflation Protection Fund
(a)
316,794 2,458
LargeCap S&P 500 Index Fund
(a)
638,449 22,767
LargeCap Value Fund III
(a)
1,257,765 24,061
Overseas Fund
(a)
2,519,101 33,680
$ 102,495
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .07%
Equity Income Account
(a)
934,914 32,656
Government & High Quality Bond Account
(a)
237,029 2,046
Real Estate Securities Account
(a)
761,386 15,144
$ 49,846
TOTAL INVESTMENT COMPANIES $ 450,529
Total Investments $ 450,529
Other Assets and Liabilities -  (0.03)% (123)
TOTAL NET ASSETS - 100.00% $ 450,406
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 9,420 $ 355 $ 794 $ 8,573
Bond Market Index Fund 14,457 89 6,979 7,693
Core Fixed Income Fund 23,420 499 5,130 18,521
Diversified Real Asset Fund 6,554 2,236 712 8,572
Equity Income Account 28,887 3,283 2,522 32,656
Finisterre Emerging Markets Total Return Bond Fund 4,164 3,935 333 7,747
Global Emerging Markets Fund 24,122 7,947 5,219 33,482
Global Listed Infrastructure Fund 4,136 — 436 4,089
Global Macro Fund 3,224 — — 3,537
Government & High Quality Bond Account 1,747 480 190 2,046
High Yield Fund 7,564 742 442 7,735
Inflation Protection Fund 5,918 12 3,544 2,458
International Equity Index Fund 30,329 156 15,903 17,080
International Small Company Fund 5,725 127 3,829 2,282
LargeCap Growth Fund I 12,497 6,176 8,796 9,576
LargeCap S&P 500 Index Fund 9,030 13,103 1,558 22,767
LargeCap Value Fund III 23,390 303 1,974 24,061
MidCap Account 1,942 6 1,873 —
Overseas Fund 30,928 2,675 4,034 33,680
Principal Capital Appreciation Fund 50,147 1,341 55,223 —
Principal Capital Appreciation Select ETF — 51,742 — 52,991
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 3,982 6,368 6,077 4,273
Principal International Equity ETF 30,599 — 6,061 27,181
Principal Spectrum Preferred Securities Active ETF — 2,818 — 2,821
Principal U.S. Mega-Cap ETF 61,079 3,158 — 69,331
Principal U.S. Small-Cap ETF 19,882 1,388 — 25,834
Principal Value ETF — 2,146 — 2,210
Real Estate Securities Account 4,419 10,042 214 15,144
Small-MidCap Dividend Income Fund 6,474 97 3,294 4,189
Spectrum Preferred and Capital Securities Income Fund 3,244 140 3,351 —
$ 427,280 $ 121,364 $ 138,488 $ 450,529
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (58) $ — $ (350)
Bond Market Index Fund — (25) — 151
Core Fixed Income Fund 408 (382) — 114
Diversified Real Asset Fund 74 97 — 397
Equity Income Account — 71 — 2,937
Finisterre Emerging Markets Total Return Bond Fund 220 (18) — (1)
Global Emerging Markets Fund — 471 — 6,161
Global Listed Infrastructure Fund — 46 — 343
Global Macro Fund — — — 313
Government & High Quality Bond Account — (3) — 12
High Yield Fund 268 (8) — (121)
Inflation Protection Fund — (107) — 179
International Equity Index Fund — 748 — 1,750
International Small Company Fund — 915 — (656)
LargeCap Growth Fund I — 65 — (366)
LargeCap S&P 500 Index Fund — 59 — 2,133
LargeCap Value Fund III — (51) — 2,393
MidCap Account — 271 — (346)
Overseas Fund — 54 — 4,057
Principal Capital Appreciation Fund — 16,763 — (13,028)
Principal Capital Appreciation Select ETF — — — 1,249
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 58 — — —
Principal International Equity ETF — 609 — 2,034
Principal Spectrum Preferred Securities Active ETF 12 — — 3
Principal U.S. Mega-Cap ETF 130 — — 5,094
Principal U.S. Small-Cap ETF 40 — — 4,564
Principal Value ETF 9 — — 64
Real Estate Securities Account — — — 897
Small-MidCap Dividend Income Fund 28 400 — 512
Spectrum Preferred and Capital Securities Income Fund 70 155 — (188)
$ 1,317 $ 20,072 $ — $ 20,301
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Money Market Funds - 6 .75%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
7,516,926 $ 7,517
Principal Exchange-Traded Funds - 16 .92%
Principal Active High Yield ETF
(a)
121,116 2,311
Principal Capital Appreciation Select ETF
(a)
88,000 2,916
Principal International Equity ETF
(a)
55,630 1,997
Principal Spectrum Preferred Securities Active
ETF
(a)
158,000 3,012
Principal U.S. Mega-Cap ETF
(a)
89,407 6,627
Principal U.S. Small-Cap ETF
(a)
28,000 1,963
$ 18,826
Principal Funds, Inc. Class R-6 - 37 .73%
Core Fixed Income Fund
(a)
3,500,970 30,178
Diversified Real Asset Fund
(a)
139,987 1,862
Global Emerging Markets Fund
(a)
58,133 2,462
Global Macro Fund
(a)
133,332 1,465
High Yield Fund
(a)
465,546 3,073
International Equity Index Fund
(a)
129,608 1,985
LargeCap Growth Fund I
(a)
25,290 417
Small-MidCap Dividend Income Fund
(a)
23,945 557
$ 41,999
Principal Funds, Inc. Institutional Class - 30 .25%
Bond Market Index Fund
(a)
789,528 6,782
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,091,486 10,544
Inflation Protection Fund
(a)
702,266 5,449
LargeCap S&P 500 Index Fund
(a)
32,408 1,156
LargeCap Value Fund III
(a)
95,330 1,824
Overseas Fund
(a)
122,780 1,641
Short-Term Income Fund
(a)
519,602 6,272
$ 33,668
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .27%
Equity Income Account
(a)
108,271 3,782
Government & High Quality Bond Account
(a)
433,331 3,740
Real Estate Securities Account
(a)
84,675 1,684
$ 9,206
TOTAL INVESTMENT COMPANIES $ 111,216
Total Investments $ 111,216
Other Assets and Liabilities -  0.08% 93
TOTAL NET ASSETS - 100.00% $ 111,309
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 7,286 $ 382 $ 936 $ 6,782
Core Fixed Income Fund 34,022 1,579 5,013 30,178
Diversified Real Asset Fund 860 1,144 172 1,862
Equity Income Account 4,138 77 814 3,782
Finisterre Emerging Markets Total Return Bond Fund 8,637 2,690 777 10,544
Global Emerging Markets Fund 880 1,594 376 2,462
Global Macro Fund 1,336 — — 1,465
Government & High Quality Bond Account 5,096 100 1,505 3,740
High Yield Fund 4,712 149 1,726 3,073
Inflation Protection Fund 5,854 1,193 1,668 5,449
International Equity Index Fund 2,655 47 947 1,985
LargeCap Growth Fund I 401 99 94 417
LargeCap S&P 500 Index Fund 615 577 153 1,156
LargeCap Value Fund III 1,920 96 375 1,824
MidCap Account 534 4 519 —
Overseas Fund 1,057 690 243 1,641
Principal Active High Yield ETF 2,302 — — 2,311
Principal Capital Appreciation Fund 2,799 246 3,252 —
Principal Capital Appreciation Select ETF — 2,848 — 2,916
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 7,824 1,822 2,129 7,517
Principal International Equity ETF 3,976 — 2,304 1,997
Principal Spectrum Preferred Securities Active ETF — 3,009 — 3,012
Principal U.S. Mega-Cap ETF 6,804 — 670 6,627
Principal U.S. Small-Cap ETF 1,559 58 — 1,963
Real Estate Securities Account 584 1,086 73 1,684
Short-Term Income Fund 5,360 1,512 561 6,272
Small-MidCap Dividend Income Fund 1,469 25 1,114 557
Spectrum Preferred and Capital Securities Income Fund 3,069 200 3,236 —
$ 115,749 $ 21,227 $ 28,657 $ 111,216
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ 4 $ — $ 46
Core Fixed Income Fund 620 (264) — (146)
Diversified Real Asset Fund 14 27 — 3
Equity Income Account — 98 — 283
Finisterre Emerging Markets Total Return Bond Fund 316 (6) — —
Global Emerging Markets Fund — 17 — 347
Global Macro Fund — — — 129
Government & High Quality Bond Account — (12) — 61
High Yield Fund 132 (7) — (55)
Inflation Protection Fund — (197) — 267
International Equity Index Fund — 33 — 197
LargeCap Growth Fund I — (2) — 13
LargeCap S&P 500 Index Fund — 9 — 108
LargeCap Value Fund III — (9) — 192
MidCap Account — (75) — 56
Overseas Fund — 20 — 117
Principal Active High Yield ETF 69 — — 9
Principal Capital Appreciation Fund — 1,015 — (808)
Principal Capital Appreciation Select ETF — — — 68
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 136 — — —
Principal International Equity ETF — 452 — (127)
Principal Spectrum Preferred Securities Active ETF 12 — — 3
Principal U.S. Mega-Cap ETF 13 418 — 75
Principal U.S. Small-Cap ETF 3 — — 346
Real Estate Securities Account — 1 — 86
Short-Term Income Fund 108 1 — (40)
Small-MidCap Dividend Income Fund 4 250 — (73)
Spectrum Preferred and Capital Securities Income Fund 68 539 — (572)
$ 1,495 $ 2,312 $ — $ 585
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; September 2026 Long 3 $ 228 $ 3
Canada 10 Year Bond; September 2026 Long 3 256 4
Euro Bond 10 Year Bond; September 2026 Long 4 582 6
Euro-BTP; September 2026 Long 10 1,364 13

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; September 2026 Long 7 $ 960 $ 4
Japan 10 Year Bond TSE; September 2026 Long 3 2,357 6
UK 10 Year Gilt; September 2026 Long 7 828 12
Total $ 48
Amounts in thousands except contracts.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .12%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b)
5,885,158 $ 5,885
Principal Exchange-Traded Funds - 42 .87%
Principal Capital Appreciation Select ETF
(a)
2,074,000 68,732
Principal International Equity ETF
(a)
888,722 31,896
Principal U.S. Mega-Cap ETF
(a)
1,137,000 84,282
Principal U.S. Small-Cap ETF
(a)
502,100 35,209
Principal Value ETF
(a)
95,000 5,121
$ 225,240
Principal Funds, Inc. Class R-6 - 23 .02%
Blue Chip Fund
(a),(c)
291,301 11,728
Diversified Real Asset Fund
(a)
594,280 7,904
Global Emerging Markets Fund
(a)
1,340,382 56,765
Global Macro Fund
(a)
370,922 4,076
International Equity Index Fund
(a)
1,101,424 16,874
International Small Company Fund
(a)
449,180 5,857
LargeCap Growth Fund I
(a)
773,023 12,747
Small-MidCap Dividend Income Fund
(a)
213,175 4,959
$ 120,910
Principal Funds, Inc. Institutional Class - 20 .92%
Global Listed Infrastructure Fund
(a)
335,293 4,285
Inflation Protection Fund
(a)
503,407 3,907
LargeCap S&P 500 Index Fund
(a)
781,198 27,858
LargeCap Value Fund III
(a)
1,478,111 28,276
Overseas Fund
(a)
3,408,703 45,574
$ 109,900
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .10%
Equity Income Account
(a)
1,722,142 60,155
Real Estate Securities Account
(a)
172,618 3,433
$ 63,588
TOTAL INVESTMENT COMPANIES $ 525,523
Total Investments $ 525,523
Other Assets and Liabilities -  (0.03)% (142)
TOTAL NET ASSETS - 100.00% $ 525,381
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 12,997 $ 512 $ 1,230 $ 11,728
Diversified Real Asset Fund 8,324 113 1,287 7,904
Equity Income Account 37,727 20,205 2,446 60,155
Global Emerging Markets Fund 33,842 17,922 5,418 56,765
Global Listed Infrastructure Fund 4,677 — 834 4,285
Global Macro Fund 3,717 — — 4,076
Inflation Protection Fund 4,873 34 1,058 3,907
International Equity Index Fund 37,290 148 23,451 16,874
International Small Company Fund 10,889 87 5,596 5,857
LargeCap Growth Fund I 21,238 6,372 14,491 12,747
LargeCap S&P 500 Index Fund 14,128 14,086 3,072 27,858
LargeCap Value Fund III 30,334 314 5,271 28,276
MidCap Account 2,543 9 2,455 —
Overseas Fund 42,601 2,241 4,986 45,574
Principal Capital Appreciation Fund 65,727 1,286 71,860 —
Principal Capital Appreciation Select ETF — 67,112 — 68,732
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 4,524 4,485 3,124 5,885
Principal International Equity ETF 37,433 — 8,751 31,896
Principal U.S. Mega-Cap ETF 73,789 4,327 — 84,282
Principal U.S. Small-Cap ETF 27,139 1,850 — 35,209
Principal Value ETF 2,453 2,513 — 5,121
Real Estate Securities Account 4,290 27 1,390 3,433
Small-MidCap Dividend Income Fund 11,389 108 7,924 4,959
$ 491,924 $ 143,751 $ 164,644 $ 525,523
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (73) $ — $ (478)
Diversified Real Asset Fund 78 204 — 550
Equity Income Account — — — 4,669
Global Emerging Markets Fund — 361 — 10,058
Global Listed Infrastructure Fund — 88 — 354
Global Macro Fund — — — 359
Inflation Protection Fund — (17) — 75
International Equity Index Fund — 1,149 — 1,738
International Small Company Fund — 1,295 — (818)
LargeCap Growth Fund I — 24 — (396)
LargeCap S&P 500 Index Fund — 292 — 2,424
LargeCap Value Fund III — 76 — 2,823
MidCap Account — 502 — (599)
Overseas Fund — 111 — 5,607
Principal Capital Appreciation Fund — 22,158 — (17,311)
Principal Capital Appreciation Select ETF — — — 1,620
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% 62 — — —
Principal International Equity ETF — 1,462 — 1,752
Principal U.S. Mega-Cap ETF 158 — — 6,166
Principal U.S. Small-Cap ETF 54 — — 6,220
Principal Value ETF 20 — — 155
Real Estate Securities Account — 33 — 473
Small-MidCap Dividend Income Fund 32 899 — 487
$ 404 $ 28,564 $ — $ 25,928
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.26% Shares Held Value (000's)
Money Market Funds - 2.26%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,560,469 $ 1,560
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
1,635,484 1,635
$ 3,195
TOTAL INVESTMENT COMPANIES $ 3,195
BONDS - 86.26%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.51%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 406
General Electric Co
4.30%, 07/29/2030 200 198
Lockheed Martin Corp
4.50%, 02/15/2029 650 650
Northrop Grumman Corp
4.60%, 02/01/2029 500 501
RTX Corp
5.75%, 11/08/2026 375 377
$ 2,132
Agriculture - 0.53%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 250 249
4.20%, 09/17/2029 500 494
$ 743
Airlines - 0.56%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
398 398
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 396
$ 794
Automobile Asset Backed Securities - 4.49%
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029
(d)
166 166
AmeriCredit Automobile Receivables Trust 2026-1
4.03%, 04/18/2029
(d)
500 499
ARI Fleet Lease Trust 2026-B
4.34%, 02/15/2035
(d)
200 200
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
32 32
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
124 124
Chase Auto Owner Trust 2026-1
4.25%, 07/25/2029
(d)
400 400
4.53%, 06/25/2031
(d)
400 400
Chesapeake IV Funding 2026-1 DAC
4.47%, 02/15/2030
(d)
300 300
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
33 33
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
58 58
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
38 38
Enterprise Fleet Financing 2026-2 LLC
4.33%, 02/20/2029
(d)
400 400
GM Financial Automobile Leasing Trust 2026-2
4.30%, 03/20/2029 400 399
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 22 22
GM Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 103 103
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028 383 383
GM Financial Consumer Automobile Receivables
Trust 2026-2
4.05%, 05/16/2029 300 299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
LAD Auto Receivables Trust 2025-3
4.06%, 03/15/2029
(d)
$ 245 $ 245
Nissan Auto Receivables 2025-B Owner Trust
4.00%, 07/17/2028 500 499
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 403
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
42 42
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
52 52
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
148 148
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
38 38
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 121 121
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 405 405
World Omni Auto Receivables Trust 2026-A
3.71%, 04/16/2029 400 398
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 147 147
$ 6,354
Banks - 17.06%
Bank of America Corp
4.70%, 04/23/2032
(e)
400 397
Secured Overnight Financing Rate + 1.04%
4.98%, 01/24/2029
(e)
350 352
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
350 355
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 511
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
4.34%, 03/19/2030
(e)
500 495
Secured Overnight Financing Rate + 0.89%
4.88%, 06/02/2032
(e),(f)
300 300
Secured Overnight Financing Rate + 0.96%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
300 300
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
250 251
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 305
4.25%, 02/02/2030
(e)
350 346
Secured Overnight Financing Rate + 0.73%
4.40%, 09/08/2028
(e)
400 399
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 496
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
4.22%, 05/24/2030
(e)
400 393
Secured Overnight Financing Rate + 0.93%
BNP Paribas SA
4.79%, 05/09/2029
(d),(e)
300 300
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e)
400 402
Secured Overnight Financing Rate + 1.68%
CaixaBank SA
4.82%, 04/22/2032
(d),(e)
200 198
Secured Overnight Financing Rate + 1.21%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 301
5.99%, 10/03/2028 160 165

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citibank NA
4.88%, 11/19/2027
(e)
$ 250 $ 250
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
4.54%, 09/19/2030
(e)
400 397
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 404
Secured Overnight Financing Rate + 1.36%
Danske Bank A/S
5.00%, 03/27/2032
(d),(e)
500 500
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.98%
Deutsche Bank AG/New York NY
4.47%, 12/10/2031
(e)
150 148
Secured Overnight Financing Rate + 1.10%
5.41%, 05/10/2029 200 204
6.82%, 11/20/2029
(e)
400 418
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
200 200
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 494
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 500
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(e)
200 196
Secured Overnight Financing Rate + 0.96%
5.21%, 01/28/2031
(e)
500 505
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
250 253
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
400 410
Secured Overnight Financing Rate + 1.27%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(e)
400 393
Secured Overnight Financing Rate + 0.99%
JPMorgan Chase & Co
4.45%, 12/05/2029
(e)
350 348
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 200
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
250 251
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
300 303
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 307
Secured Overnight Financing Rate + 1.16%
Keybank National Association
5.85%, 11/15/2027 600 610
Lloyds Banking Group PLC
4.24%, 02/10/2030
(e)
250 247
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
2.48%, 01/21/2028
(e)
300 297
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 298
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(e)
450 454
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
300 303
Secured Overnight Financing Rate + 1.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.65%, 04/13/2028
(e)
$ 225 $ 227
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 306
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
400 402
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.92%, 11/15/2028 400 403
Secured Overnight Financing Rate + 1.30%
4.96%, 08/15/2030
(e)
400 401
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
250 251
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
250 254
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
4.40%, 04/17/2030
(e)
300 298
Secured Overnight Financing Rate + 0.84%
4.70%, 08/06/2031
(e)
200 199
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
500 506
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
200 203
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d),(f)
400 406
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(e)
500 495
Secured Overnight Financing Rate + 1.94%
Toronto-Dominion Bank/The
4.36%, 04/23/2029
(f)
350 348
Truist Financial Corp
4.60%, 01/27/2032
(e)
250 247
Secured Overnight Financing Rate + 0.97%
4.68%, 04/23/2032
(e)
350 345
Secured Overnight Financing Rate + 1.09%
7.16%, 10/30/2029
(e)
300 316
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 741
3 Month USD LIBOR + 1.41%
US Bancorp
4.48%, 01/26/2032
(e)
350 345
Secured Overnight Financing Rate + 0.87%
5.10%, 07/23/2030
(e)
250 253
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
275 280
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 251
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
4.84%, 05/20/2032
(e)
400 399
Secured Overnight Financing Rate + 0.97%
5.15%, 04/23/2031
(e)
300 303
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
275 279
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
300 303
Secured Overnight Financing Rate + 1.07%
$ 24,116

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.64%
Amgen Inc
5.15%, 03/02/2028 $ 400 $ 404
Gilead Sciences Inc
4.60%, 05/20/2031 300 299
4.80%, 11/15/2029 200 202
$ 905
Building Materials - 0.21%
Vulcan Materials Co
4.95%, 12/01/2029 300 303
Commercial Mortgage Backed Securities - 10.80%
1301 Trust 2025-AOA
5.23%, 08/11/2042
(d),(g)
100 100
ALA Trust 2025-OANA
5.37%, 06/15/2040
(d)
200 201
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
411 409
ARES Trust 2025-IND3
5.13%, 04/15/2042
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.12%, 11/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.83%, 10/10/2042
(d),(g)
100 99
BFLD Commercial Mortgage Trust 2025-660F
5.13%, 11/15/2042
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BODI Commercial Mortgage Trust 2026-DC1
5.36%, 03/13/2052
(d),(g)
400 402
Bridge Commercial Mortgage Trust 2026-MF
4.85%, 06/15/2039
(d)
400 401
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
BX 2024-PALM
5.17%, 06/15/2037
(d)
246 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
4.59%, 11/15/2038
(d)
292 292
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2024-AIRC
5.32%, 08/15/2041
(d)
434 435
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
4.92%, 12/15/2039
(d)
152 152
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2026-VLT9
5.33%, 03/15/2045
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2021-BXMF
4.38%, 10/15/2026
(d)
269 269
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.25%, 10/15/2036
(d)
32 32
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2025-DIME
4.78%, 02/15/2035
(d)
$ 350 $ 349
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.03%, 06/15/2035
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2025-VOLT
5.33%, 12/15/2044
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2026-CIP
4.83%, 05/15/2038
(d)
397 398
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BX Trust 2026-CLS
5.03%, 05/15/2043
(d)
350 350
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2026-OPTM
4.83%, 03/15/2039
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BX Trust 2026-PNDA
4.93%, 05/15/2043
(d)
350 351
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
CHI Commercial Mortgage Trust 2025-110W
5.10%, 12/13/2040
(d),(g)
300 298
CONE Commercial Mortgage Trust 2026-DFW3
5.75%, 05/15/2043
(d),(g)
300 299
CRSNT Trust 2026-MOON
5.03%, 02/15/2043
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
DBC 2025-DBC Mortgage Trust
4.98%, 11/15/2042
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2025-ELP
4.76%, 11/13/2042
(d),(g)
100 99
GGP Commercial Mortgage Trust 2026-SSP
5.12%, 07/05/2043
(d),(g)
400 401
GSAT Trust 2025-BMF
5.13%, 07/15/2040
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
GSJP Trust 2025-BEDS
5.13%, 12/15/2042
(d)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
KRE Commercial Mortgage Trust 2025-AIP4
4.93%, 03/15/2042
(d)
374 373
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
KRE Commercial Mortgage Trust 2026-ICNA
5.48%, 05/15/2043
(d)
400 401
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.85%
LBA Trust 2024-7IND
5.07%, 10/15/2041
(d)
213 213
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LEX Trust 2026-450
4.98%, 03/15/2043
(d)
150 150
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2022-BMR Mortgage Trust
4.92%, 05/15/2039
(d)
$ 800 $ 762
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.22%, 05/15/2041
(d)
500 493
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHP 2021-STOR
4.44%, 07/15/2038
(d)
650 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MTN Commercial Mortgage Trust 2026-LPFX
5.15%, 05/15/2043
(d),(g)
300 299
NYC Commercial Mortgage Trust 2025-28L
4.67%, 11/05/2038
(d),(g)
250 248
NYC Commercial Mortgage Trust 2026-1PARK
4.88%, 02/15/2043
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(d),(g)
200 202
PRM5 Trust 2025-PRM5
4.62%, 03/10/2033
(d),(g)
200 198
SLG Office Trust 2026-OMA
5.13%, 04/15/2041
(d),(g)
500 499
SPGN Trust 2026-TFLM
4.93%, 02/15/2041
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
TEXAS Commercial Mortgage Trust 2025-TWR
4.92%, 04/15/2042
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
500 500
$ 15,272
Computers - 1.24%
Apple Inc
4.00%, 05/12/2028 300 299
Dell International LLC / EMC Corp
4.75%, 04/01/2028 200 200
5.00%, 04/01/2030 250 252
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 599
4.55%, 10/15/2029 400 398
$ 1,748
Diversified Financial Services - 1.04%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 350 343
6.45%, 04/15/2027 350 354
Charles Schwab Corp/The
4.74%, 05/21/2030
(e)
250 251
Secured Overnight Financing Rate + 0.78%
Citadel Finance LLC
5.15%, 02/14/2031
(d)
280 273
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(d)
250 247
$ 1,468
Electric - 6.83%
AES Corp/The
5.20%, 07/15/2029 50 50
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
500 514
Black Hills Corp
4.55%, 01/31/2031 300 295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consumers Energy Co
4.90%, 02/15/2029
(f)
$ 375 $ 379
Dominion Energy Inc
4.60%, 05/15/2028 350 350
DTE Energy Co
3.40%, 06/15/2029 200 193
5.10%, 03/01/2029 250 253
Evergy Inc
4.25%, 03/15/2029 250 247
Evergy Kansas Central Inc
4.70%, 03/13/2028
(f)
100 100
Evergy Missouri West Inc
4.70%, 05/21/2029
(d)
200 200
Exelon Corp
5.15%, 03/15/2029 320 324
Fortis Inc/Canada
3.06%, 10/04/2026 656 654
ITC Holdings Corp
4.88%, 04/15/2031
(d)
200 199
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027 250 251
4.90%, 02/28/2028 267 268
4.90%, 03/15/2029 300 303
NRG Energy Inc
4.73%, 10/15/2030
(d)
250 247
OGE Energy Corp
5.45%, 05/15/2029 400 407
PacifiCorp
4.25%, 03/15/2029 150 148
5.10%, 02/15/2029 450 454
Public Service Enterprise Group Inc
4.90%, 03/15/2030 200 202
5.20%, 04/01/2029 300 304
5.88%, 10/15/2028 350 359
Southern Co/The
5.50%, 03/15/2029 500 511
Southern Power Co
4.25%, 10/01/2030 200 197
4.80%, 06/15/2031 200 199
Tampa Electric Co
4.90%, 03/01/2029 210 212
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 795
5.00%, 04/30/2031
(d)
275 273
WEC Energy Group Inc
4.75%, 01/15/2028 300 301
Wisconsin Public Service Corp
4.55%, 12/01/2029 225 225
Xcel Energy Inc
1.75%, 03/15/2027 250 245
$ 9,659
Electronics - 0.18%
Tyco Electronics Group SA
4.50%, 02/09/2031 250 250
Environmental Control - 0.21%
Republic Services Inc
4.75%, 07/15/2030
(f)
300 302
Food - 0.35%
Mars Inc
4.60%, 03/01/2028
(d)
200 200
4.80%, 03/01/2030
(d)
300 301
$ 501
Forest Products & Paper - 0.42%
Georgia-Pacific LLC
4.40%, 05/15/2029
(d)
300 299
4.60%, 05/15/2031
(d)
300 297
$ 596

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.53%
NiSource Inc
4.75%, 05/18/2031 $ 500 $ 498
5.25%, 03/30/2028 250 253
$ 751
Healthcare - Products - 1.32%
Abbott Laboratories
3.70%, 03/09/2029 500 490
4.00%, 03/15/2031 600 585
Augusta SpinCo Corp
4.40%, 03/23/2029 300 298
4.66%, 03/23/2031 300 298
Solventum Corp
5.40%, 03/01/2029 194 197
$ 1,868
Healthcare - Services - 0.18%
HCA Inc
4.30%, 11/15/2030 100 98
5.88%, 02/01/2029 150 153
$ 251
Home Equity Asset Backed Securities - 2.35%
JP Morgan Mortgage Trust 2023-HE1
5.36%, 11/25/2053
(d)
37 37
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.31%, 03/20/2054
(d)
199 199
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.21%, 05/20/2054
(d)
135 135
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust 2025-HE3
4.96%, 03/20/2056
(d)
310 312
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066
(d),(g)
319 315
JP Morgan Mortgage Trust 2026-CES1
4.91%, 06/25/2056
(d),(g)
454 450
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
266 267
JP Morgan Mortgage Trust Series 2024-HE3
4.81%, 02/25/2055
(d)
256 256
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
179 179
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
175 176
JP Morgan Mortgage Trust Series 2025-CES7
5.06%, 04/25/2056
(d),(g)
264 262
JP Morgan Mortgage Trust Series 2025-HE1
4.76%, 07/20/2055
(d)
361 361
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
JP Morgan Mortgage Trust Series 2026-HE1
4.86%, 09/20/2056
(d)
371 373
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
$ 3,322
Insurance - 2.10%
Aon North America Inc
5.15%, 03/01/2029 700 710
Arthur J Gallagher & Co
4.85%, 12/15/2029 250 252
Brown & Brown Inc
4.90%, 06/23/2030 200 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Guardian Life Global Funding
4.40%, 12/11/2030
(d)
$ 250 $ 247
Markel Group Inc
3.50%, 11/01/2027 209 206
New York Life Global Funding
4.60%, 12/05/2029
(d)
200 200
4.60%, 06/03/2030
(d)
350 349
Northwestern Mutual Global Funding
4.96%, 01/13/2030
(d)
300 303
5.07%, 03/25/2027
(d)
500 503
$ 2,969
Internet - 0.98%
Alphabet Inc
3.70%, 02/15/2029 300 295
3.88%, 11/15/2028 100 99
4.10%, 11/15/2030 250 246
Amazon.com Inc
4.25%, 03/13/2031 500 493
eBay Inc
4.25%, 03/06/2029 250 247
$ 1,380
Machinery - Diversified - 0.28%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 201
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 200 201
$ 402
Media - 0.50%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 500 512
Space Exploration Technologies Corp
5.35%, 07/15/2031
(d)
200 200
$ 712
Mining - 0.35%
Anglo American Capital PLC
4.63%, 03/19/2031
(d)
300 296
Glencore Funding LLC
5.19%, 04/01/2030
(d)
200 202
$ 498
Miscellaneous Manufacturers - 0.28%
Eaton Corp
3.95%, 03/06/2029 400 394
Mortgage Backed Securities - 2.82%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
150 149
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
161 162
CHL Mortgage Pass-Through Trust 2003-46
5.75%, 01/19/2034
(g)
6 6
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
84 75
JP Morgan Mortgage Trust 2004-A3
5.92%, 07/25/2034
(g)
2 2
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
206 189
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
76 75
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
502 501
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
104 95

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
$ 98 $ 98
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
307 274
PHH Mortgage Trust Series 2008-CIM1
5.98%, 06/25/2038 25 24
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
557 500
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
108 99
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
298 266
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
413 369
Sequoia Mortgage Trust 2024-1
5.43%, 01/25/2054
(d),(g)
15 15
Sequoia Mortgage Trust 2024-2
5.92%, 03/25/2054
(d),(g)
24 24
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
330 330
Sequoia Mortgage Trust 2026-HYB1
4.67%, 04/25/2056
(d),(g)
472 459
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
1 1
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
186 162
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
64 59
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
48 43
$ 3,986
Oil & Gas - 1.08%
Canadian Natural Resources Ltd
5.00%, 12/15/2029 265 268
Diamondback Energy Inc
5.15%, 01/30/2030 350 355
5.20%, 04/18/2027 400 402
EOG Resources Inc
4.40%, 07/15/2028 250 250
Shell Finance US Inc
4.13%, 11/06/2030 250 245
$ 1,520
Oil & Gas Services - 0.29%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 201
5.00%, 11/15/2029
(d)
200 202
$ 403
Other Asset Backed Securities - 10.33%
1988 CLO 2 Ltd
4.87%, 04/15/2038
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
1988 CLO 3 Ltd
4.92%, 10/15/2038
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
720 East CLO V Ltd
5.21%, 07/20/2037
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
AB BSL CLO 4 Ltd
4.98%, 04/20/2038
(d)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Bardot CLO Ltd
4.64%, 10/22/2032
(d)
292 292
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
85 85
CCG Receivables Trust 2025-2
4.14%, 08/15/2034
(d)
237 237
CCG Receivables Trust 2026-1
4.45%, 01/17/2034
(d)
400 399
Cerberus Loan Funding XXIV LP
5.02%, 07/15/2030
(d)
199 199
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
826 650
1.69%, 07/15/2060
(d)
438 362
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
250 250
Dell Equipment Finance Trust 2026-1
4.24%, 07/24/2028
(d)
300 300
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
113 113
DLLAD 2024-1 LLC
5.50%, 08/20/2027
(d)
21 21
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
172 172
Empower CLO 2025-1 Ltd
4.99%, 07/20/2038
(d)
400 401
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2026-1
4.47%, 01/16/2029
(d)
250 250
Kubota Credit Owner Trust 2026-1
3.84%, 01/16/2029
(d)
750 746
Lake Shore MM CLO II Ltd
5.08%, 10/17/2031
(d)
102 102
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
4.97%, 10/16/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.00%, 01/25/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
5.42%, 10/15/2036
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
14 13
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
192 196
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
274 273
MVW 2026-1 LLC
4.67%, 03/20/2043
(d)
242 240
Navesink CLO 2 Ltd
4.86%, 01/15/2036
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.19%

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
New Mountain CLO 6 Ltd
5.08%, 10/15/2037
(d)
$ 300 $ 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
4.88%, 03/31/2038
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
0.00%, 07/20/2037
(d),(h),(i)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
5.19%, 07/20/2037
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
4.84%, 04/20/2039
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.21%
PFS Financing Corp
4.18%, 03/15/2031
(d)
250 247
4.49%, 05/15/2031
(d)
300 299
4.85%, 02/15/2030
(d)
450 452
4.95%, 02/15/2029
(d)
650 652
5.52%, 10/15/2028
(d)
200 201
Signal Peak CLO 11 Ltd
5.13%, 07/18/2037
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
200 200
Trafigura Securitisation Finance PLC
5.12%, 12/15/2029
(d)
300 301
5.98%, 11/15/2027
(d)
750 749
Verizon Master Trust
4.17%, 08/20/2030 250 250
4.35%, 08/20/2032
(d)
250 249
4.62%, 11/20/2030 300 301
Verizon Master Trust Series 2026-1
3.94%, 02/20/2031 400 397
Verizon Master Trust Series 2026-2
4.51%, 06/21/2032 350 350
$ 14,601
Packaging & Containers - 0.29%
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 400 406
Pharmaceuticals - 2.50%
AbbVie Inc
4.13%, 03/15/2031 400 391
4.80%, 03/15/2029 500 504
Astrazeneca Finance LLC
4.00%, 03/02/2031 500 488
4.85%, 02/26/2029 400 404
Eli Lilly & Co
4.50%, 02/09/2029 500 503
4.55%, 02/12/2028
(f)
250 251
4.75%, 02/12/2030 100 101
Novartis Capital Corp
3.90%, 11/05/2028 250 248
4.10%, 11/05/2030 250 246
Pfizer Inc
3.88%, 11/15/2027 200 199
4.20%, 11/15/2030 200 197
$ 3,532
Pipelines - 2.88%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 538
6.06%, 08/15/2026
(d)
150 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
5.30%, 04/05/2029 $ 250 $ 254
5.90%, 11/15/2026 525 527
Energy Transfer LP
4.40%, 03/15/2027
(f)
250 250
5.55%, 02/15/2028 300 304
Kinder Morgan Inc
5.00%, 02/01/2029 500 504
5.10%, 08/01/2029 200 203
ONEOK Inc
4.25%, 09/24/2027 500 498
4.40%, 10/15/2029 300 297
5.55%, 11/01/2026 300 301
Williams Cos Inc/The
4.63%, 06/30/2030 250 249
$ 4,075
REITs - 2.53%
American Homes 4 Rent LP
4.95%, 06/15/2030 192 193
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 265
5.49%, 03/15/2053
(d)
500 504
Omega Healthcare Investors Inc
5.20%, 07/01/2030 200 201
Public Storage Operating Co
4.32%, 04/16/2027 450 451
Secured Overnight Financing Rate + 0.70%
4.38%, 07/01/2030 250 248
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 495
2.33%, 07/15/2052
(d)
653 629
Store Capital LLC
4.95%, 02/11/2031 300 296
Welltower OP LLC
4.50%, 07/01/2030 300 298
$ 3,580
Semiconductors - 1.27%
Advanced Micro Devices Inc
4.21%, 09/24/2026 200 200
4.32%, 03/24/2028 200 200
Broadcom Inc
4.60%, 07/15/2030 300 299
Intel Corp
4.65%, 06/01/2031 300 297
Marvell Technology Inc
4.75%, 07/15/2030 300 299
Texas Instruments Inc
4.60%, 02/08/2029 500 504
$ 1,799
Software - 1.86%
Fidelity National Information Services Inc
4.55%, 03/10/2029 350 348
4.80%, 03/10/2031 250 247
Oracle Corp
4.20%, 09/27/2029 400 389
4.80%, 08/03/2028 350 349
4.95%, 02/04/2031 300 294
Roper Technologies Inc
4.50%, 10/15/2029 300 298
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 502
5.40%, 06/12/2029 200 204
$ 2,631
Student Loan Asset Backed Securities - 3.90%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
35 34
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
36 35

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
$ 80 $ 74
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
156 141
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
159 137
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
192 167
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
80 75
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
375 378
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
76 76
Navient Education Loan Trust 2026-A
4.86%, 09/15/2056
(d)
295 294
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
1 1
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
28 27
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
52 50
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
54 51
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
64 60
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
35 33
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
49 45
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
394 358
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
70 63
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
192 171
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
214 189
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
128 116
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
143 145
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
218 221
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
238 236
Navient Refinance Loan Trust 2026-A
4.50%, 01/18/2056
(d)
294 290
Navient Refinance Loan Trust 2026-B
5.07%, 06/15/2056
(d)
350 350
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
238 227
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
78 73
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
150 143
SLM Private Credit Student Loan Trust 2004-A
4.33%, 06/15/2033 5 5
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.22%, 06/15/2039 205 201
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.13%, 12/15/2039 78 77
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
$ 182 $ 167
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
150 142
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
270 255
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
195 185
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
220 217
$ 5,509
Telecommunications - 1.29%
AT&T Inc
4.70%, 08/15/2030 300 300
Cisco Systems Inc
4.75%, 02/24/2030 350 353
4.85%, 02/26/2029 500 505
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
290 287
NTT Finance Corp
4.62%, 07/16/2028
(d)
200 200
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(d)
175 175
$ 1,820
Transportation - 0.28%
Ryder System Inc
1.75%, 09/01/2026 400 398
TOTAL BONDS $ 121,950
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11.08%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
6.04%, 09/01/2035 $ 2 $ 2
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.01%
5.51%, 04/01/2033 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
5.74%, 02/01/2037 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
6.00%, 01/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.02%, 12/01/2032 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.14%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%
6.30%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
$ 12
U.S. Treasury - 11.07%
3.25%, 06/30/2029 2,950 2,874
3.88%, 07/31/2027 4,200 4,188
3.88%, 03/31/2028 3,800 3,781
4.00%, 01/15/2027 4,800 4,801
$ 15,644
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 15,658
Total Investments $ 140,803
Other Assets and Liabilities -  0.40% 571
TOTAL NET ASSETS - 100.00% $ 141,374

Schedule of Investments
Short-Term Income Account
June 30, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,560 or
1.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,404 or 42.02% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,507 or 1.07% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 4,721 $ 41,951 $ 45,037 $ 1,635
$ 4,721 $ 41,951 $ 45,037 $ 1,635
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 63 $ — $ — $ —
$ 63 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; September 2026 Long 17 $ 3,504 $ (7)
US 5 Year Treasury  Note; September 2026 Short 25 2,676 1
Total $ (6)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.93% Shares Held Value (000's)
Money Market Funds - 3.93%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
600,299 $ 601
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b),(c)
7,153,112 7,153
$ 7,754
TOTAL INVESTMENT COMPANIES $ 7,754
COMMON STOCKS - 99.49% Shares Held Value (000's)
Aerospace & Defense - 2.44%
AAR Corp
(d)
16,300 $ 2,329
Aevex Corp
(d)
56,512 1,180
Hawkeye 360 Inc
(d),(e)
26,887 544
Kratos Defense & Security Solutions Inc
(d)
15,400 768
$ 4,821
Agriculture - 0.82%
Darling Ingredients Inc
(d)
29,700 1,622
Apparel - 1.00%
Crocs Inc
(d)
16,300 1,966
Banks - 10.33%
Ameris Bancorp 24,100 2,175
First Horizon Corp 101,400 2,600
FNB Corp/PA 127,058 2,424
Forbright Inc
(d),(e)
51,700 946
Independent Bank Corp/MI 11,300 408
Old National Bancorp/IN 130,500 3,380
Renasant Corp 64,300 2,735
UMB Financial Corp 22,000 3,141
Wintrust Financial Corp 16,000 2,571
$ 20,380
Beverages - 0.36%
Suja Life Inc
(d),(e)
70,500 716
Biotechnology - 9.18%
Alumis Inc
(d)
36,800 1,036
Axsome Therapeutics Inc
(d)
12,100 2,962
Bridgebio Pharma Inc
(d)
30,600 2,279
Cytokinetics Inc
(d)
37,600 3,203
Denali Therapeutics Inc
(d)
51,300 1,319
Immunocore Holdings PLC ADR
(d)
19,700 626
Immunome Inc
(d)
48,200 1,021
Insmed Inc
(d)
26,900 2,868
Kardigan Inc
(d)
12,510 298
Seaport Therapeutics Inc
(d),(e)
16,200 352
Structure Therapeutics Inc ADR
(d)
26,300 1,412
Viking Therapeutics Inc
(d)
18,900 737
$ 18,113
Building Materials - 2.10%
Louisiana-Pacific Corp 18,000 1,416
Modine Manufacturing Co
(d)
10,200 2,724
$ 4,140
Chemicals - 1.92%
Ingevity Corp
(d)
21,900 1,635
Perimeter Solutions Inc
(d)
60,200 2,146
$ 3,781
Commercial Services - 3.44%
BOYD GROUP INC 10,200 965
Huron Consulting Group Inc
(d)
22,100 1,992
John Wiley & Sons Inc 23,700 1,150
Stride Inc
(d)
31,100 2,682
$ 6,789
Computers - 2.11%
Netskope Inc
(d)
91,100 997
Quantinuum Inc
(d)
13,400 1,095
Varonis Systems Inc
(d)
49,400 2,073
$ 4,165
Distribution & Wholesale - 1.14%
WESCO International Inc 6,500 2,245
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4.08%
Hamilton Lane Inc 15,300 $ 1,206
Jefferson Capital Inc 65,661 1,278
Lazard Inc 21,600 906
OneMain Holdings Inc 32,400 1,976
Stifel Financial Corp 24,850 1,734
Virtu Financial Inc 15,900 947
$ 8,047
Electric - 1.17%
Algonquin Power & Utilities Corp
(e)
255,500 1,497
Fervo Energy Co
(d),(e)
27,700 810
$ 2,307
Electrical Components & Equipment - 1.67%
EnerSys 14,109 3,299
Electronics - 2.88%
Advanced Energy Industries Inc 7,700 2,871
TD SYNNEX Corp 10,532 2,816
$ 5,687
Engineering & Construction - 3.59%
Cardinal Infrastructure Group Inc
(d)
19,800 1,865
Dycom Industries Inc
(d)
4,900 2,478
Tutor Perini Corp 33,100 2,746
$ 7,089
Entertainment - 0.81%
TKO Group Holdings Inc 7,900 1,590
Environmental Control - 0.48%
Onterris Inc
(d)
46,800 946
Food - 1.26%
Lamb Weston Holdings Inc 21,700 937
Performance Food Group Co
(d)
13,900 1,554
$ 2,491
Gas - 1.47%
Southwest Gas Holdings Inc 32,700 2,900
Healthcare - Products - 3.15%
Adaptive Biotechnologies Corp
(d)
94,229 2,021
Castle Biosciences Inc
(d)
65,500 1,562
Natera Inc
(d)
9,700 2,633
$ 6,216
Healthcare - Services - 2.98%
Addus HomeCare Corp
(d)
11,600 1,166
LifeStance Health Group Inc
(d)
98,800 1,058
Privia Health Group Inc
(d)
73,900 1,901
RadNet Inc
(d)
28,500 1,758
$ 5,883
Home Builders - 1.33%
Taylor Morrison Home Corp
(d)
36,700 2,633
Insurance - 2.68%
CNO Financial Group Inc 43,271 2,206
Essent Group Ltd 19,700 1,266
Lincoln National Corp 51,200 1,810
$ 5,282
Internet - 0.58%
Lyft Inc
(d)
78,900 1,153
Investment Companies - 1.27%
Riot Platforms Inc
(d)
91,800 2,513
Iron & Steel - 0.79%
Commercial Metals Co 25,000 1,569
Leisure Products & Services - 3.30%
Callaway Golf Co
(d)
109,700 2,061
Life Time Group Holdings Inc
(d)
72,200 2,949
Lindblad Expeditions Holdings Inc
(d)
53,300 1,505
$ 6,515
Machinery - Construction & Mining - 1.29%
Forgent Power Solutions Inc
(d)
45,400 2,536
Machinery - Diversified - 0.93%
Mueller Water Products Inc - Class A 71,200 1,839

Schedule of Investments
SmallCap Account
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.43%
Novagold Resources Inc
(d)
143,194 $ 855
Miscellaneous Manufacturers - 1.12%
Fabrinet
(d)
3,940 2,215
Oil & Gas - 3.00%
Chord Energy Corp 12,200 1,394
Gulfport Energy Corp
(d)
13,200 2,240
Patterson-UTI Energy Inc 248,639 2,283
$ 5,917
Oil & Gas Services - 2.28%
Helix Energy Solutions Group Inc
(d)
139,300 1,217
Solaris Energy Infrastructure Inc 40,700 3,275
$ 4,492
Pharmaceuticals - 2.29%
Abivax SA ADR
(d)
10,033 1,337
AdaptHealth Corp
(d)
103,700 1,081
Collegium Pharmaceutical Inc
(d)
57,800 2,092
$ 4,510
Pipelines - 0.82%
Kinetik Holdings Inc 33,500 1,619
REITs - 5.16%
American Healthcare REIT Inc 28,700 1,497
American Homes 4 Rent 48,300 1,619
Cousins Properties Inc 66,400 1,991
InvenTrust Properties Corp 49,700 1,759
Rexford Industrial Realty Inc 45,900 1,538
Sabra Health Care REIT Inc 90,900 1,773
$ 10,177
Retail - 2.71%
Boot Barn Holdings Inc
(d)
11,300 1,856
Cava Group Inc
(d)
18,500 1,452
Yesway Inc
(d),(e)
100,000 2,030
$ 5,338
Semiconductors - 5.32%
Allegro MicroSystems Inc
(d)
44,900 3,126
Credo Technology Group Holding Ltd
(d)
9,075 2,468
Entegris Inc 9,400 1,690
SiTime Corp
(d)
4,300 3,206
$ 10,490
Software - 4.81%
Agilysys Inc
(d)
12,600 1,317
DigitalOcean Holdings Inc
(d)
13,400 2,104
JFrog Ltd
(d)
37,100 3,372
ServiceTitan Inc
(d)
19,200 1,358
Sophia Genetics SA
(d)
96,088 554
Via Transportation Inc
(d),(e)
43,000 780
$ 9,485
Transportation - 1.00%
ArcBest Corp 13,700 1,967
TOTAL COMMON STOCKS $ 196,298
Total Investments $ 204,052
Other Assets and Liabilities -  (3.42)% (6,751)
TOTAL NET ASSETS - 100.00% $ 197,301
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,360 or
3.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,983 or 3.03% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 2,739 $ 82,405 $ 77,991 $ 7,153
$ 2,739 $ 82,405 $ 77,991 $ 7,153
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 30 $ — $ — $ —
$ 30 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer April Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 92 .48 % Shares Held Value (000's)
Exchange-Traded Funds - 92 .40%
iShares Core S&P 500 ETF
(a)
22,456 $ 16,817
State Street SPDR Portfolio S&P 500 ETF
(a)
49,854 4,381
State Street SPDR S&P 500 ETF Trust
(a)
4,504 3,364
Vanguard S&P 500 ETF
(a)
7,354 5,051
$ 29,613
Money Market Funds - 0 .08%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c)
27,127 27
TOTAL INVESTMENT COMPANIES $ 29,640
TOTAL PURCHASED OPTIONS - 16.78% $ 5,379
Total Investments $ 35,019
Other Assets and Liabilities -  (9.26)% (2,969)
TOTAL NET ASSETS - 100.00% $ 32,050
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$12,213 or 38.10% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 10 $ 2,909 $ 2,892 $ 27
$ 10 $ 2,909 $ 2,892 $ 27
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 63 $ 6 $ 6 .53 03/31/2027 $ 4,098 $ 4,667 $ 569
Put - S&P 500 Mini Index
(a)
N/A 464 46 $ 652 .85 03/31/2027 2,149 712 (1,437)
Total $ 6,247 $ 5,379 $ (868)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 144 $ 14 $ 718 .14 03/31/2027 $ (440) $ (1,111) $ (671)
Put - S&P 500 Mini Index
(a)
N/A 464 46 $ 587 .57 03/31/2027 (1,282) (410) 872
Total $ (1,722) $ (1,521) $ 201
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer January Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 143 .52 % Shares Held Value (000's)
Exchange-Traded Funds - 143 .51%
iShares Core S&P 500 ETF
(a)
40,783 $ 30,542
State Street SPDR Portfolio S&P 500 ETF 90,536 7,956
State Street SPDR S&P 500 ETF Trust
(a)
8,169 6,101
Vanguard S&P 500 ETF
(a)
13,337 9,160
$ 53,759
Money Market Funds - 0 .01%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c)
4,805 5
TOTAL INVESTMENT COMPANIES $ 53,764
TOTAL PURCHASED OPTIONS - 23.49% $ 8,802
Total Investments $ 62,566
Other Assets and Liabilities -  (67.01)% (25,104)
TOTAL NET ASSETS - 100.00% $ 37,462
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$35,504 or 94.77% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1,305 $ 49,247 $ 50,547 $ 5
$ 1,305 $ 49,247 $ 50,547 $ 5
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 103 $ 10 $ 6 .85 12/31/2026 $ 7,031 $ 7,635 $ 604
Put - S&P 500 Mini Index
(a)
N/A 827 83 $ 684 .55 12/31/2026 3,091 1,167 (1,924)
Total $ 10,122 $ 8,802 $ (1,320)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 302 $ 30 $ 753 .01 12/31/2026 $ (651) $ (1,188) $ (537)
Put - S&P 500 Mini Index
(a)
N/A 827 83 $ 616 .10 12/31/2026 (1,749) (582) 1,167
Total $ (2,400) $ (1,770) $ 630
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer July Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 55 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 55 .22%
iShares Core S&P 500 ETF
(a)
46,448 $ 34,783
State Street SPDR Portfolio S&P 500 ETF
(a)
103,094 9,060
State Street SPDR S&P 500 ETF Trust
(a)
9,333 6,970
Vanguard S&P 500 ETF
(a)
15,232 10,462
$ 61,275
TOTAL INVESTMENT COMPANIES $ 61,275
TOTAL PURCHASED OPTIONS - 10.97% $ 12,176
Total Investments $ 73,451
Other Assets and Liabilities -  33.81% 37,526
TOTAL NET ASSETS - 100.00% $ 110,977
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$15,186 or 13.68% of net assets.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 $ 31 $ 1,342 $ 1,373 $ —
$ 31 $ 1,342 $ 1,373 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 112 $ 11 $ 7 .50 06/30/2027 $ 8,250 $ 8,299 $ 49
Put - S&P 500 Mini Index
(a)
N/A 938 94 $ 749 .94 06/30/2027 3,890 3,877 (13)
Total $ 12,140 $ 12,176 $ 36
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 353 $ 35 $ 824 .93 06/30/2027 $ (992) $ (1,013) $ (21)
Put - S&P 500 Mini Index
(a)
N/A 938 94 $ 674 .95 06/30/2027 (2,195) (2,202) (7)
Total $ (3,187) $ (3,215) $ (28)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer October Account
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 115 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 115 .03%
iShares Core S&P 500 ETF
(a)
45,896 $ 34,370
State Street SPDR Portfolio S&P 500 ETF
(a)
102,049 8,968
State Street SPDR S&P 500 ETF Trust
(a)
9,192 6,865
Vanguard S&P 500 ETF
(a)
15,032 10,324
$ 60,527
Money Market Funds - 0 .02%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c)
12,371 12
TOTAL INVESTMENT COMPANIES $ 60,539
TOTAL PURCHASED OPTIONS - 17.14% $ 9,021
Total Investments $ 69,560
Other Assets and Liabilities -  (32.19)% (16,939)
TOTAL NET ASSETS - 100.00% $ 52,621
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$29,988 or 56.99% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2025 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 4 $ 7,384 $ 7,376 $ 12
$ 4 $ 7,384 $ 7,376 $ 12
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 115 $ 12 $ 6 .69 09/30/2026 $ 7,697 $ 8,528 $ 831
Put - S&P 500 Mini Index
(a)
N/A 928 93 $ 668 .85 09/30/2026 3,252 493 (2,759)
Total $ 10,949 $ 9,021 $ (1,928)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 290 $ 29 $ 735 .74 09/30/2026 $ (624) $ (1,011) $ (387)
Put - S&P 500 Mini Index
(a)
N/A 928 93 $ 601 .97 09/30/2026 (1,848) (211) 1,637
Total $ (2,472) $ (1,222) $ 1,250
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
June 30, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
BLUE CHIP ACCOUNT
Class 2 shares
2026(c) $ 16.19 ( $ 0.03) ( $ 0.68) ( $ 0.71) $ 15.48
2025(h) 14.50 (0.05) 1.74 1.69 16.19

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(4.39) % (d) $ 21,849 0.90% (e),(f) (0.42) % (e) 41.6% (e)
11.66 (d) 24,412 0.90 (e),(f) (0.44) (e) 37.4 (e),(g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Period from January 1, 2025 through December 31, 2025. Effective May 1, 2025, Class 3 shares converted into Class 2 shares.
(h) Period from April 30, 2025, date operations commenced, through December 31, 2025.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2026(c) $ 9 .46 $ 0 .18 ( $ 0 .12 ) $ 0 .06 $ – $ – $ – $ 9 .52
2025 9 .21 0 .34 0 .32 0 .66 ( 0 .41 ) – ( 0 .41 ) 9 .46
2024 9 .40 0 .32 ( 0 .21 ) 0 .11 ( 0 .30 ) – ( 0 .30 ) 9 .21
2023 9 .13 0 .28 0 .21 0 .49 ( 0 .22 ) – ( 0 .22 ) 9 .40
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .63% (d) $ 1,695,931 0 .15% (e) 3 .79% (e) 33 .2% (e)
7 .16 1,802,149 0 .15 3 .66 39 .7
1 .08 2,160,284 0 .15 3 .42 49 .4
5 .51 2,440,279 0 .15 3 .07 47 .4
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2026(c) $ 9 .71 $ 0 .22 ( $ 0 .13 ) $ 0 .09 $ – $ – $ – $ 9 .80
2025 9 .42 0 .45 0 .25 0 .70 ( 0 .41 ) – ( 0 .41 ) 9 .71
2024 9 .63 0 .41 ( 0 .31 ) 0 .10 ( 0 .31 ) – ( 0 .31 ) 9 .42
2023 9 .42 0 .34 0 .15 0 .49 ( 0 .28 ) – ( 0 .28 ) 9 .63
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .93% (d) $ 243,425 0 .48% (e) 4 .63% (e) 106 .8% (e)
7 .46 246,054 0 .49 4 .68 170 .0
0 .90 204,623 0 .49 4 .25 177 .7
5 .34 199,271 0 .50 3 .57 143 .3
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2026(c) $ 14 .27 $ – $ 0 .88 $ 0 .88 $ – $ – $ – $ 15 .15
2025 14 .81 0 .45 1 .35 1 .80 ( 0 .50 ) ( 1 .84 ) ( 2 .34 ) 14 .27
2024 14 .21 0 .37 1 .03 1 .40 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .81
2023 13 .57 0 .27 1 .57 1 .84 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 14 .21
2022 18 .11 0 .28 ( 2 .96 ) ( 2 .68 ) ( 0 .40 ) ( 1 .46 ) ( 1 .86 ) 13 .57
2021 17 .58 0 .36 1 .55 1 .91 ( 0 .40 ) ( 0 .98 ) ( 1 .38 ) 18 .11
Class 2 shares
2026(c) 14 .35 ( 0 .02 ) 0 .89 0 .87 – – – 15 .22
2025 14 .88 0 .39 1 .37 1 .76 ( 0 .45 ) ( 1 .84 ) ( 2 .29 ) 14 .35
2024 14 .26 0 .32 1 .05 1 .37 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 14 .88
2023 13 .61 0 .24 1 .57 1 .81 ( 0 .25 ) ( 0 .91 ) ( 1 .16 ) 14 .26
2022 18 .15 0 .24 ( 2 .97 ) ( 2 .73 ) ( 0 .35 ) ( 1 .46 ) ( 1 .81 ) 13 .61
2021 17 .61 0 .31 1 .57 1 .88 ( 0 .36 ) ( 0 .98 ) ( 1 .34 ) 18 .15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .17% (d) $ 34,791 0 .06% (e) ( 0 .06 ) % (e) 10 .1% (e)
12 .46 34,570 0 .06 3 .01 19 .0
9 .86 34,312 0 .05 2 .51 12 .6
14 .17 33,872 0 .05 1 .95 13 .9
( 14 .85 ) 32,564 0 .05 1 .79 19 .5
11 .06 41,982 0 .05 2 .00 14 .3
6 .06 (d) 432,689 0 .31 (e) ( 0 .31 ) (e) 10 .1 (e)
12 .09 468,973 0 .31 2 .60 19 .0
9 .67 585,489 0 .30 2 .14 12 .6
13 .86 701,248 0 .30 1 .68 13 .9
( 15 .10 ) 715,788 0 .30 1 .52 19 .5
10 .83 962,935 0 .30 1 .72 14 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
Class 2 shares
2026(c) $ 11 .94 ( $ 0 .01 ) $ 0 .63 $ 0 .62 $ – $ – $ – $ 12 .56
2025 12 .30 0 .32 0 .52 0 .84 ( 0 .31 ) ( 0 .89 ) ( 1 .20 ) 11 .94
2024 11 .66 0 .26 0 .73 0 .99 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 12 .30
2023 10 .53 0 .19 1 .18 1 .37 ( 0 .15 ) ( 0 .09 ) ( 0 .24 ) 11 .66
2022 13 .27 0 .16 ( 1 .99 ) ( 1 .83 ) ( 0 .20 ) ( 0 .71 ) ( 0 .91 ) 10 .53
2021 12 .40 0 .22 1 .02 1 .24 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 13 .27

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .19% (d) $ 286,853 0 .38% (e) ( 0 .10 ) % (e) 53 .4% (e)
7 .00 216,884 0 .38 2 .67 41 .2
8 .54 234,904 0 .38 2 .17 32 .7
13 .08 241,311 0 .38 1 .76 35 .7
( 13 .79 ) 207,220 0 .38 1 .40 104 .9
10 .08 229,787 0 .38 1 .67 47 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2026(c) $ 17 .16 ( $ 0 .03 ) $ 1 .34 $ 1 .31 $ – $ – $ – $ 18 .47
2025 18 .51 0 .41 2 .06 2 .47 ( 0 .55 ) ( 3 .27 ) ( 3 .82 ) 17 .16
2024 17 .35 0 .35 1 .77 2 .12 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 18 .51
2023 16 .20 0 .27 2 .32 2 .59 ( 0 .29 ) ( 1 .15 ) ( 1 .44 ) 17 .35
2022 21 .68 0 .27 ( 3 .66 ) ( 3 .39 ) ( 0 .40 ) ( 1 .69 ) ( 2 .09 ) 16 .20
2021 20 .15 0 .37 2 .56 2 .93 ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 21 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .63% (d) $ 1,729,887 0 .30% (e) ( 0 .30 ) % (e) 10 .3% (e)
13 .86 1,852,824 0 .30 2 .24 19 .8
12 .26 2,382,875 0 .30 1 .90 13 .2
16 .60 3,076,955 0 .30 1 .59 13 .7
( 15 .70 ) 3,045,729 0 .30 1 .47 20 .1
14 .79 3,974,179 0 .30 1 .74 14 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
Class 2 shares
2026(c) $ 13 .05 ( $ 0 .01 ) $ 0 .87 $ 0 .86 $ – $ – $ – $ 13 .91
2025 13 .35 0 .31 0 .64 0 .95 ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 13 .05
2024 12 .42 0 .27 1 .08 1 .35 ( 0 .19 ) ( 0 .23 ) ( 0 .42 ) 13 .35
2023 11 .07 0 .20 1 .47 1 .67 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 12 .42
2022 14 .07 0 .17 ( 2 .12 ) ( 1 .95 ) ( 0 .20 ) ( 0 .85 ) ( 1 .05 ) 11 .07
2021 12 .68 0 .23 1 .52 1 .75 ( 0 .16 ) ( 0 .20 ) ( 0 .36 ) 14 .07

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .59% (d) $ 1,596,585 0 .37% (e) ( 0 .08 ) % (e) 56 .6% (e)
7 .31 1,453,120 0 .37 2 .34 44 .4
10 .88 1,548,784 0 .37 2 .08 38 .9
15 .33 1,440,339 0 .37 1 .68 38 .6
( 13 .82 ) 1,196,821 0 .37 1 .36 101 .8
13 .89 1,277,128 0 .37 1 .69 57 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2026(c) $ 13.15 ( $ 0.02) $ 0.60 $ 0.58 $ – $ – $ – $ 13.73
2025 12.93 0.39 0.94 1.33 (0.41) (0.70) (1.11) 13.15
2024 12.57 0.30 0.60 0.90 (0.26) (0.28) (0.54) 12.93
2023 12.00 0.22 1.08 1.30 (0.22) (0.51) (0.73) 12.57
2022 15.21 0.21 (2.41) (2.20) (0.29) (0.72) (1.01) 12.00
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.41% (d) $ 168,724 0.31% (e) – % (0.31) % (e) 12.5% (e)
10.38 180,099 0.31 – 2.96 20.6
7.11 214,228 0.31 – 2.35 20.5
11 .20 246,966 0.31 – 1.80 15.8
(14.54) 254,300 0.30 – 1.58 23.5
6.96 325,983 0.30 (f) 0.30 (g) 1.75 24.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2026(c) $ 19 .28 $ 0 .19 $ 1 .16 $ 1 .35 $ – $ – $ – $ 20 .63
2025 15 .73 0 .31 4 .71 5 .02 ( 0 .41 ) ( 1 .06 ) ( 1 .47 ) 19 .28
2024 15 .49 0 .26 0 .49 0 .75 ( 0 .51 ) – ( 0 .51 ) 15 .73
2023 13 .36 0 .25 2 .07 2 .32 ( 0 .19 ) – ( 0 .19 ) 15 .49
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .00% (d) $ 266,947 0 .87% (e) 1 .94% (e) 59 .9% (e)
32 .36 256,291 0 .86 1 .74 33 .7
4 .71 245,348 0 .85 1 .56 26 .5
17 .45 256,075 0 .93 1 .75 36 .5
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2026(c) $ 31 .76 $ 0 .24 $ 2 .93 $ 3 .17 $ – $ – $ – $ 34 .93
2025 30 .83 0 .51 4 .17 4 .68 ( 0 .60 ) ( 3 .15 ) ( 3 .75 ) 31 .76
2024 27 .51 0 .56 3 .69 4 .25 ( 0 .64 ) ( 0 .29 ) ( 0 .93 ) 30 .83
2023 26 .54 0 .64 2 .20 2 .84 ( 0 .58 ) ( 1 .29 ) ( 1 .87 ) 27 .51
2022 34 .25 0 .59 ( 4 .25 ) ( 3 .66 ) ( 0 .60 ) ( 3 .45 ) ( 4 .05 ) 26 .54
2021 28 .54 0 .55 5 .82 6 .37 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .25
Class 2 shares
2026(c) 31 .21 0 .20 2 .86 3 .06 – – – 34 .27
2025 30 .36 0 .42 4 .11 4 .53 ( 0 .53 ) ( 3 .15 ) ( 3 .68 ) 31 .21
2024 27 .11 0 .48 3 .63 4 .11 ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 30 .36
2023 26 .19 0 .57 2 .16 2 .73 ( 0 .52 ) ( 1 .29 ) ( 1 .81 ) 27 .11
2022 33 .87 0 .51 ( 4 .20 ) ( 3 .69 ) ( 0 .54 ) ( 3 .45 ) ( 3 .99 ) 26 .19
2021 28 .26 0 .47 5 .75 6 .22 ( 0 .59 ) ( 0 .02 ) ( 0 .61 ) 33 .87

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .98% (d) $ 648,838 0 .47% (e) 1 .47% (e) 34 .5% (e)
15 .50 590,661 0 .48 1 .60 12 .7
15 .50 615,060 0 .48 1 .88 20 .3
11 .22 598,294 0 .49 2 .41 12 .9
( 10 .50 ) 625,764 0 .48 1 .99 19 .6
22 .47 701,625 0 .47 1 .73 9 .6
9 .80 (d) 92,741 0 .72 (e) 1 .21 (e) 34 .5 (e)
15 .25 88,823 0 .73 1 .36 12 .7
15 .23 73,952 0 .73 1 .63 20 .3
10 .93 65,603 0 .74 2 .16 12 .9
( 10 .72 ) 56,495 0 .73 1 .75 19 .6
22 .15 53,723 0 .72 1 .48 9 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2026(c) $ 20 .70 $ 0 .06 $ 4 .78 $ 4 .84 $ – $ – $ – $ 25 .54
2025 15 .33 0 .22 5 .48 5 .70 ( 0 .12 ) ( 0 .21 ) ( 0 .33 ) 20 .70
2024 14 .69 0 .19 0 .76 0 .95 ( 0 .31 ) – ( 0 .31 ) 15 .33
2023 13 .39 0 .21 1 .45 1 .66 ( 0 .36 ) – ( 0 .36 ) 14 .69
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .38% (d) $ 96,758 1 .14% (e) 0 .56% (e) 56 .1% (e)
37 .27 81,605 1 .12 1 .23 51 .4
6 .51 65,475 1 .14 1 .22 59 .3
12 .53 67,407 1 .16 (f) 1 .50 33 .0
( 22 .66 ) 68,015 1 .10 (f) 1 .98 34 .5
0 .58 90,815 1 .18 (f) 1 .01 35 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2026(c) $ 8 .56 $ 0 .17 ( $ 0 .10 ) $ 0 .07 $ – $ – $ 8 .63
2025 8 .22 0 .33 0 .32 0 .65 ( 0 .31 ) ( 0 .31 ) 8 .56
2024 8 .42 0 .28 ( 0 .22 ) 0 .06 ( 0 .26 ) ( 0 .26 ) 8 .22
2023 8 .24 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .19 ) 8 .42
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .82% (d) $ 103,980 0 .50% (e) 4 .04% (e) 115 .4% (e)
7 .91 107,117 0 .50 3 .91 240 .0
0 .62 111,374 0 .52 3 .33 249 .9
4 .64 121,708 0 .53 2 .82 173 .6
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2026(c) $ 45 .68 ( $ 0 .01 ) $ 1 .20 $ 1 .19 $ – $ – $ 46 .87
2025 48 .16 ( 0 .08 ) 5 .57 5 .49 ( 7 .97 ) ( 7 .97 ) 45 .68
2024 40 .42 ( 0 .04 ) 10 .07 10 .03 ( 2 .29 ) ( 2 .29 ) 48 .16
2023 30 .22 – 12 .03 12 .03 ( 1 .83 ) ( 1 .83 ) 40 .42
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 ( 6 .49 ) ( 6 .49 ) 52 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .56% (d) ,(e) $ 592,828 0 .68% (f) ,(g) ( 0 .04 ) % (f) 202 .6% (f)
11 .39 617,414 0 .67 (g) ( 0 .16 ) 50 .7
25 .14 645,210 0 .67 (g) ( 0 .10 ) 40 .9
40 .34 580,072 0 .69 (g) ( 0 .01 ) 28 .2
( 34 .16 ) 439,493 0 .69 (g) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (g) ( 0 .26 ) 22 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2026(c) $ 24 .30 $ 0 .13 $ 2 .32 $ 2 .45 $ – $ – $ – $ 26 .75
2025 25 .09 0 .28 3 .92 4 .20 ( 0 .37 ) ( 4 .62 ) ( 4 .99 ) 24 .30
2024 21 .73 0 .29 4 .98 5 .27 ( 0 .37 ) ( 1 .54 ) ( 1 .91 ) 25 .09
2023 18 .24 0 .30 4 .36 4 .66 ( 0 .30 ) ( 0 .87 ) ( 1 .17 ) 21 .73
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
Class 2 shares
2026(c) 23 .64 0 .09 2 .27 2 .36 – – – 26 .00
2025 24 .54 0 .21 3 .83 4 .04 ( 0 .32 ) ( 4 .62 ) ( 4 .94 ) 23 .64
2024 21 .30 0 .23 4 .88 5 .11 ( 0 .33 ) ( 1 .54 ) ( 1 .87 ) 24 .54
2023 17 .91 0 .25 4 .26 4 .51 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 21 .30
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .08% (d) $ 2,389,213 0 .20% (e) 1 .03% (e) 17 .0% (e)
17 .62 2,313,176 0 .20 1 .11 3 .4
24 .74 2,564,595 0 .21 1 .21 2 .4
25 .97 2,735,181 0 .21 1 .49 2 .3
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
9 .98 (d) 79,426 0 .45 (e) 0 .78 (e) 17 .0 (e)
17 .31 76,978 0 .45 0 .86 3 .4
24 .39 (f) 69,311 0 .46 0 .96 2 .4
25 .68 (f) 52,310 0 .46 1 .24 2 .3
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2026(c) $ 62 .05 $ 0 .05 ( $ 3 .37 ) ( $ 3 .32 ) $ – $ – $ – $ 58 .73
2025 69 .22 0 .09 1 .73 1 .82 ( 0 .19 ) ( 8 .80 ) ( 8 .99 ) 62 .05
2024 63 .02 0 .21 12 .30 12 .51 ( 0 .17 ) ( 6 .14 ) ( 6 .31 ) 69 .22
2023 51 .25 0 .17 13 .04 13 .21 – ( 1 .44 ) ( 1 .44 ) 63 .02
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
Class 2 shares
2026(c) 60 .73 ( 0 .02 ) ( 3 .30 ) ( 3 .32 ) – – – 57 .41
2025 67 .94 ( 0 .08 ) 1 .70 1 .62 ( 0 .03 ) ( 8 .80 ) ( 8 .83 ) 60 .73
2024 61 .99 0 .05 12 .08 12 .13 ( 0 .04 ) ( 6 .14 ) ( 6 .18 ) 67 .94
2023 50 .56 0 .04 12 .83 12 .87 – ( 1 .44 ) ( 1 .44 ) 61 .99
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .35 ) % (d) $ 473,377 0 .55% (e) 0 .17% (e) 31 .8% (e)
1 .78 533,589 0 .53 0 .13 14 .8
20 .27 (f) 645,646 0 .53 0 .31 20 .8
26 .08 (f) 573,406 0 .55 0 .30 8 .8
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
( 5 .47 ) (d) 44,600 0 .80 (e) ( 0 .08 ) (e) 31 .8 (e)
1 .52 48,474 0 .78 ( 0 .12 ) 14 .8
19 .98 48,746 0 .78 0 .07 20 .8
25 .74 41,324 0 .80 0 .07 8 .8
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2026(c) $ 44 .67 $ 0 .09 $ 4 .33 $ 4 .42 $ – $ – $ – $ 49 .09
2025 42 .72 0 .16 5 .53 5 .69 ( 0 .23 ) ( 3 .51 ) ( 3 .74 ) 44 .67
2024 35 .30 0 .23 8 .81 9 .04 ( 0 .31 ) ( 1 .31 ) ( 1 .62 ) 42 .72
2023 30 .36 0 .30 7 .12 7 .42 ( 0 .28 ) ( 2 .20 ) ( 2 .48 ) 35 .30
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
Class 2 shares
2026(c) 43 .51 0 .03 4 .21 4 .24 – – – 47 .75
2025 41 .74 0 .05 5 .38 5 .43 ( 0 .15 ) ( 3 .51 ) ( 3 .66 ) 43 .51
2024 34 .55 0 .13 8 .61 8 .74 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 41 .74
2023 29 .78 0 .21 6 .98 7 .19 ( 0 .22 ) ( 2 .20 ) ( 2 .42 ) 34 .55
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .87% (d) ,(e) $ 153,145 0 .63% (f) 0 .38% (f) 65 .0% (f)
13 .52 148,787 0 .63 0 .37 58 .0
25 .85 144,682 0 .63 0 .58 44 .9
25 .15 134,161 0 .65 0 .90 49 .6
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
9 .74 (d) 109,170 0 .88 (f) 0 .13 (f) 65 .0 (f)
13 .22 97,439 0 .88 0 .12 58 .0
25 .54 76,918 0 .88 0 .32 44 .9
24 .85 49,164 0 .90 0 .66 49 .6
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2026(c) $ 13 .37 $ 0 .15 $ 0 .43 $ 0 .58 $ – $ – $ – $ 13 .95
2025 12 .89 0 .43 1 .02 1 .45 ( 0 .41 ) ( 0 .56 ) ( 0 .97 ) 13 .37
2024 12 .50 0 .37 0 .56 0 .93 ( 0 .38 ) ( 0 .16 ) ( 0 .54 ) 12 .89
2023 11 .62 0 .34 1 .06 1 .40 ( 0 .33 ) ( 0 .19 ) ( 0 .52 ) 12 .50
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .34% (d) $ 132,970 0 .01% (e) 2 .29% (e) 16 .6% (e)
11 .33 139,572 0 .01 3 .23 38 .1
7 .43 145,432 0 .01 2 .84 38 .8
12 .26 152,073 0 .02 2 .80 14 .0
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2026(c) $ 14 .44 $ 0 .13 $ 0 .68 $ 0 .81 $ – $ – $ – $ 15 .25
2025 13 .68 0 .42 1 .37 1 .79 ( 0 .34 ) ( 0 .69 ) ( 1 .03 ) 14 .44
2024 12 .95 0 .34 0 .83 1 .17 ( 0 .30 ) ( 0 .14 ) ( 0 .44 ) 13 .68
2023 11 .70 0 .31 1 .42 1 .73 ( 0 .22 ) ( 0 .26 ) ( 0 .48 ) 12 .95
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .61% (d) $ 351,173 0 .01% (e) 1 .73% (e) 25 .7% (e)
13 .21 332,246 0 .01 2 .98 43 .1
9 .05 296,715 0 .00 2 .52 51 .1
15 .09 276,060 0 .01 2 .55 14 .2
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2026(c) $ 19 .43 $ 0 .11 $ 1 .28 $ 1 .39 $ – $ – $ – $ 20 .82
2025 17 .97 0 .50 2 .27 2 .77 ( 0 .31 ) ( 1 .00 ) ( 1 .31 ) 19 .43
2024 16 .60 0 .36 1 .56 1 .92 ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 17 .97
2023 14 .59 0 .34 2 .28 2 .62 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 16 .60
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .15% (d) $ 263,484 0 .01% (e) 1 .12% (e) 20 .6% (e)
15 .57 229,305 0 .01 2 .64 46 .7
11 .55 175,508 0 .01 2 .02 42 .5
18 .27 150,890 0 .02 2 .17 21 .2
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2026(c) $ 19 .29 $ 0 .04 $ 1 .61 $ 1 .65 $ – $ – $ – $ 20 .94
2025 17 .73 0 .43 2 .63 3 .06 ( 0 .26 ) ( 1 .24 ) ( 1 .50 ) 19 .29
2024 16 .11 0 .28 1 .85 2 .13 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 17 .73
2023 13 .96 0 .28 2 .52 2 .80 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 16 .11
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .55% (d) $ 113,305 0 .02% (e) 0 .43% (e) 26 .2% (e)
17 .50 100,536 0 .02 2 .29 57 .6
13 .29 82,359 0 .01 1 .59 45 .5
20 .38 70,704 0 .03 1 .83 24 .8
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2026(c) $ 19 .05 $ 0 .03 $ 1 .63 $ 1 .66 $ – $ – $ – $ 20 .71
2025 17 .28 0 .44 2 .58 3 .02 ( 0 .23 ) ( 1 .02 ) ( 1 .25 ) 19 .05
2024 15 .67 0 .29 1 .78 2 .07 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 17 .28
2023 13 .56 0 .28 2 .42 2 .70 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 15 .67
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .71% (d) $ 51,307 0 .03% (e) 0 .31% (e) 27 .6% (e)
17 .68 40,419 0 .04 2 .39 60 .6
13 .28 29,544 0 .03 1 .71 43 .1
20 .28 21,432 0 .09 1 .94 21 .1
( 18 .78 ) 15,131 0 .04 (f) 1 .21 36 .5
17 .96 17,280 0 .03 (f) 3 .38 25 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2026(c) $ 11 .94 $ 0 .15 $ 0 .32 $ 0 .47 $ – $ – $ – $ 12 .41
2025 11 .44 0 .40 0 .79 1 .19 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 11 .94
2024 11 .03 0 .35 0 .39 0 .74 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 11 .44
2023 10 .12 0 .33 0 .76 1 .09 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 11 .03
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .94% (d) $ 60,520 0 .02% (e) 2 .49% (e) 28 .0% (e)
10 .45 54,550 0 .03 3 .40 38 .6
6 .71 53,521 0 .02 3 .04 42 .4
10 .79 55,858 0 .05 3 .15 15 .3
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2026(c) $ 17 .48 $ 0 .20 $ 2 .21 $ 2 .41 $ – $ – $ – $ 19 .89
2025 18 .18 0 .44 ( 0 .19 ) 0 .25 ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 17 .48
2024 18 .12 0 .42 0 .67 1 .09 ( 0 .45 ) ( 0 .58 ) ( 1 .03 ) 18 .18
2023 16 .97 0 .44 1 .71 2 .15 ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 18 .12
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
Class 2 shares
2026(c) 17 .47 0 .17 2 .22 2 .39 – – – 19 .86
2025 18 .22 0 .40 ( 0 .20 ) 0 .20 ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 17 .47
2024 18 .15 0 .71 0 .35 1 .06 ( 0 .41 ) ( 0 .58 ) ( 0 .99 ) 18 .22
2023 17 .00 0 .40 1 .71 2 .11 ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 18 .15
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .79% (d) $ 195,715 0 .78% (e) 2 .13% (e) 27 .9% (e)
1 .24 152,571 0 .78 2 .42 20 .8
5 .59 155,499 0 .79 2 .31 38 .8
13 .33 143,715 0 .80 2 .57 16 .2
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
13 .68 (d) 100,864 1 .03 (e) 1 .79 (e) 27 .9 (e)
0 .92 95,544 1 .03 2 .16 20 .8
5 .41 99,850 1 .04 3 .88 38 .8
13 .01 10,644 1 .05 2 .33 16 .2
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2026(c) $ 15 .70 $ 0 .08 $ 1 .16 $ 1 .24 $ – $ – $ – $ 16 .94
2025 15 .20 0 .38 1 .71 2 .09 ( 0 .39 ) ( 1 .20 ) ( 1 .59 ) 15 .70
2024 13 .77 0 .33 1 .41 1 .74 ( 0 .31 ) – ( 0 .31 ) 15 .20
2023 12 .71 0 .28 1 .69 1 .97 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 13 .77
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
Class 2 shares
2026(c) 15 .37 0 .06 1 .14 1 .20 – – – 16 .57
2025 14 .92 0 .34 1 .66 2 .00 ( 0 .35 ) ( 1 .20 ) ( 1 .55 ) 15 .37
2024 13 .52 0 .29 1 .38 1 .67 ( 0 .27 ) – ( 0 .27 ) 14 .92
2023 12 .50 0 .24 1 .65 1 .89 ( 0 .29 ) ( 0 .58 ) ( 0 .87 ) 13 .52
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .90% (d) $ 409,228 0 .23% (e) 1 .03% (e) 71 .0% (e)
14 .00 410,491 0 .23 2 .41 48 .2
12 .62 435,292 0 .23 2 .21 19 .4
16 .00 449,622 0 .24 2 .09 26 .7
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
7 .81 (d) 155,816 0 .48 (e) 0 .78 (e) 71 .0 (e)
13 .65 150,926 0 .48 2 .20 48 .2
12 .38 149,715 0 .48 2 .01 19 .4
15 .65 140,962 0 .49 1 .87 26 .7
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2026(c) $ 12 .45 $ 0 .12 $ 0 .56 $ 0 .68 $ – $ – $ – $ 13 .13
2025 11 .74 0 .35 1 .01 1 .36 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .45
2024 11 .05 0 .31 0 .68 0 .99 ( 0 .30 ) – ( 0 .30 ) 11 .74
2023 10 .23 0 .28 0 .93 1 .21 ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 11 .05
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
Class 2 shares
2026(c) 12 .20 0 .10 0 .56 0 .66 – – – 12 .86
2025 11 .53 0 .32 0 .97 1 .29 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .20
2024 10 .86 0 .28 0 .66 0 .94 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .05 0 .25 0 .92 1 .17 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .86
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .46% (d) $ 121,232 0 .24% (e) 1 .83% (e) 54 .8% (e)
11 .69 126,904 0 .24 2 .92 40 .4
8 .97 131,291 0 .24 2 .70 23 .5
11 .97 133,470 0 .25 2 .60 28 .4
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
5 .41 (d) 35,921 0 .49 (e) 1 .58 (e) 54 .8 (e)
11 .28 34,577 0 .49 2 .70 40 .4
8 .69 32,076 0 .49 2 .47 23 .5
11 .80 31,903 0 .50 2 .41 28 .4
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2026(c) $ 23 .60 $ 0 .05 $ 2 .27 $ 2 .32 $ – $ – $ – $ 25 .92
2025 22 .28 0 .47 2 .94 3 .41 ( 0 .41 ) ( 1 .68 ) ( 2 .09 ) 23 .60
2024 19 .62 0 .37 2 .61 2 .98 ( 0 .32 ) – ( 0 .32 ) 22 .28
2023 17 .65 0 .31 3 .01 3 .32 ( 0 .34 ) ( 1 .01 ) ( 1 .35 ) 19 .62
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
Class 2 shares
2026(c) 23 .05 0 .02 2 .21 2 .23 – – – 25 .28
2025 21 .80 0 .41 2 .88 3 .29 ( 0 .36 ) ( 1 .68 ) ( 2 .04 ) 23 .05
2024 19 .21 0 .32 2 .55 2 .87 ( 0 .28 ) – ( 0 .28 ) 21 .80
2023 17 .31 0 .27 2 .94 3 .21 ( 0 .30 ) ( 1 .01 ) ( 1 .31 ) 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .83% (d) $ 230,100 0 .23% (e) 0 .38% (e) 77 .4% (e)
15 .56 219,389 0 .24 2 .05 47 .2
15 .23 213,465 0 .23 1 .73 20 .8
19 .37 205,429 0 .24 1 .66 28 .0
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
9 .67 (d) 220,306 0 .48 (e) 0 .13 (e) 77 .4 (e)
15 .31 207,767 0 .49 1 .80 47 .2
14 .94 194,942 0 .48 1 .51 20 .8
19 .05 181,031 0 .49 1 .45 28 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2026(c) $ 11 .81 $ 0 .14 $ 0 .30 $ 0 .44 $ – $ – $ – $ 12 .25
2025 11 .13 0 .36 0 .74 1 .10 ( 0 .42 ) – ( 0 .42 ) 11 .81
2024 10 .75 0 .35 0 .37 0 .72 ( 0 .34 ) – ( 0 .34 ) 11 .13
2023 10 .17 0 .30 0 .63 0 .93 ( 0 .35 ) – ( 0 .35 ) 10 .75
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
Class 2 shares
2026(c) 11 .63 0 .13 0 .29 0 .42 – – – 12 .05
2025 10 .97 0 .33 0 .72 1 .05 ( 0 .39 ) – ( 0 .39 ) 11 .63
2024 10 .59 0 .31 0 .38 0 .69 ( 0 .31 ) – ( 0 .31 ) 10 .97
2023 10 .02 0 .28 0 .61 0 .89 ( 0 .32 ) – ( 0 .32 ) 10 .59
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .73% (d) $ 80,369 0 .24% (e) 2 .40% (e) 42 .1% (e)
9 .96 84,591 0 .24 3 .13 27 .7
6 .69 93,732 0 .24 3 .15 21 .9
9 .37 99,003 0 .25 2 .87 24 .8
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
3 .61 (d) 30,940 0 .49 (e) 2 .15 (e) 42 .1 (e)
9 .61 31,259 0 .50 2 .92 27 .7
6 .43 (f) 33,506 0 .49 2 .86 21 .9
9 .21 (f) 37,028 0 .50 2 .72 24 .8
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2026(c) $ 28 .36 ( $ 0 .01 ) $ 3 .21 $ 3 .20 $ – $ – $ – $ 31 .56
2025 26 .49 0 .46 3 .94 4 .40 ( 0 .40 ) ( 2 .13 ) ( 2 .53 ) 28 .36
2024 22 .88 0 .37 3 .52 3 .89 ( 0 .28 ) – ( 0 .28 ) 26 .49
2023 19 .76 0 .28 3 .95 4 .23 ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 22 .88
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
Class 2 shares
2026(c) 27 .72 ( 0 .05 ) 3 .13 3 .08 – – – 30 .80
2025 25 .94 0 .39 3 .85 4 .24 ( 0 .33 ) ( 2 .13 ) ( 2 .46 ) 27 .72
2024 22 .43 0 .31 3 .43 3 .74 ( 0 .23 ) – ( 0 .23 ) 25 .94
2023 19 .39 0 .22 3 .88 4 .10 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 22 .43
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .28% (d) $ 254,653 0 .23% (e) ( 0 .07 ) % (e) 82 .8% (e)
16 .86 239,375 0 .24 1 .65 49 .8
17 .02 225,322 0 .23 1 .45 20 .5
21 .86 203,367 0 .24 1 .31 30 .2
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
11 .11 (d) 270,728 0 .48 (e) ( 0 .32 ) (e) 82 .8 (e)
16 .61 252,405 0 .49 1 .43 49 .8
16 .68 225,336 0 .48 1 .23 20 .5
21 .58 196,700 0 .49 1 .07 30 .2
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2026(c) $ 2 .56 $ 0 .05 ( $ 0 .02 ) $ 0 .03 $ – $ – $ – $ 2 .59
2025 2 .54 0 .10 0 .04 0 .14 ( 0 .12 ) – ( 0 .12 ) 2 .56
2024 2 .50 0 .10 0 .03 0 .13 ( 0 .09 ) – ( 0 .09 ) 2 .54
2023 2 .41 0 .08 0 .05 0 .13 ( 0 .04 ) – ( 0 .04 ) 2 .50
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .17% (d) $ 141,374 0 .42% (e) 4 .07% (e) 53 .7% (e)
5 .48 133,192 0 .42 4 .02 49 .3
5 .09 133,871 0 .41 4 .02 47 .8
5 .60 135,924 0 .43 3 .40 38 .7
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2026(c) $ 17 .13 $ 0 .02 $ 3 .16 $ 3 .18 $ – $ – $ – $ 20 .31
2025 15 .69 0 .03 2 .31 2 .34 ( 0 .05 ) ( 0 .85 ) ( 0 .90 ) 17 .13
2024 15 .02 0 .07 0 .97 1 .04 ( 0 .06 ) ( 0 .31 ) ( 0 .37 ) 15 .69
2023 13 .03 0 .05 1 .98 2 .03 ( 0 .04 ) – ( 0 .04 ) 15 .02
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
Class 2 shares
2026(c) 16 .95 – 3 .13 3 .13 – – – 20 .08
2025 15 .54 ( 0 .01 ) 2 .28 2 .27 ( 0 .01 ) ( 0 .85 ) ( 0 .86 ) 16 .95
2024 14 .88 0 .03 0 .96 0 .99 ( 0 .02 ) ( 0 .31 ) ( 0 .33 ) 15 .54
2023 12 .91 0 .02 1 .96 1 .98 ( 0 .01 ) – ( 0 .01 ) 14 .88
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .56% (d) $ 186,316 0 .84% (e) 0 .20% (e) 62 .7% (e)
15 .10 166,305 0 .84 0 .19 37 .0
6 .99 162,112 0 .84 0 .42 33 .5
15 .53 (f) 166,600 0 .85 0 .38 24 .6
( 20 .63 ) (f) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
18 .47 (d) 10,985 1 .09 (e) ( 0 .06 ) (e) 62 .7 (e)
14 .78 9,897 1 .10 ( 0 .06 ) 37 .0
6 .66 (f) 9,247 1 .09 0 .18 33 .5
15 .39 (f) 9,225 1 .10 0 .13 24 .6
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT
Class 2 shares
2026(c) $ 11 .48 $ – $ 0 .83 $ 0 .83 $ – $ – $ – $ 12 .31
2025 10 .45 0 .02 1 .22 1 .24 – ( 0 .21 ) ( 0 .21 ) 11 .48
2024 9 .90 0 .03 1 .82 1 .85 ( 0 .06 ) ( 1 .24 ) ( 1 .30 ) 10 .45
2023(i) 10 .00 0 .03 1 .25 1 .28 ( 0 .06 ) ( 1 .32 ) ( 1 .38 ) 9 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .23% (d) $ 32,050 0 .96% (e) ,(f) ,(g) ( 0 .02 ) % (e) 27 .5% (e)
11 .95 33,827 0 .95 (f) 0 .15 25 .3
18 .41 (h) 37,944 0 .96 (f) ,(g) 0 .31 158 .4
12 .87 (d) ,(h) 22,730 0 .98 (e) ,(f) ,(j) 0 .43 (e) 182 .4 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from March 29, 2023, date operations commenced, through December 31, 2023.
(j) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT
Class 2 shares
2026(c) $ 10 .48 $ – $ 0 .75 $ 0 .75 $ – $ – $ – $ 11 .23
2025 11 .87 0 .02 1 .43 1 .45 ( 0 .05 ) ( 2 .79 ) ( 2 .84 ) 10 .48
2024 10 .07 0 .04 1 .78 1 .82 ( 0 .02 ) – ( 0 .02 ) 11 .87
2023 9 .99 0 .05 1 .90 1 .95 ( 0 .07 ) ( 1 .80 ) ( 1 .87 ) 10 .07
2022(j) 10 .00 – ( 0 .01 ) ( 0 .01 ) – – – 9 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .26% (d) ,(e) $ 37,462 0 .95% (f) ,(g) 0 .08% (f) 91 .4% (f)
12 .74 (e) 61,294 0 .96 (g) ,(h) 0 .16 112 .3
18 .29 (e) 68,269 0 .96 (g) ,(h) 0 .33 182 .8
19 .42 (e) 58,333 0 .98 (g) ,(i) 0 .47 136 .3
0 .00 (d) ,(e) 26,581 0 .95 (f) ,(g) 3 .20 (f) 0 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(j) Period from December 28, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT
Class 2 shares
2026(c) $ 14 .19 $ – $ 1 .02 $ 1 .02 $ – $ – $ – $ 15 .21
2025 13 .64 0 .02 1 .75 1 .77 ( 0 .02 ) ( 1 .20 ) ( 1 .22 ) 14 .19
2024 11 .67 0 .04 2 .04 2 .08 – ( 0 .11 ) ( 0 .11 ) 13 .64
2023 10 .16 0 .07 1 .78 1 .85 ( 0 .04 ) ( 0 .30 ) ( 0 .34 ) 11 .67
2022(i) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) – ( 0 .03 ) 10 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .19% (d) $ 110,977 0 .95% (e) ,(f) 0 .00% (e) 27 .2% (e)
13 .26 45,181 0 .97 (f) ,(g) 0 .15 126 .9
17 .89 38,893 0 .96 (f) ,(h) 0 .29 136 .4
18 .23 54,229 0 .96 (f) ,(h) 0 .61 69 .3
1 .93 (d) 26,247 0 .95 (e) ,(f) 0 .72 (e) 20 .0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Period from June 29, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT
Class 2 shares
2026(c) $ 13 .91 $ – $ 1 .00 $ 1 .00 $ – $ – $ – $ 14 .91
2025 13 .89 0 .03 1 .74 1 .77 ( 0 .05 ) ( 1 .70 ) ( 1 .75 ) 13 .91
2024 11 .70 0 .04 2 .20 2 .24 ( 0 .01 ) ( 0 .04 ) ( 0 .05 ) 13 .89
2023 10 .51 0 .05 1 .98 2 .03 ( 0 .05 ) ( 0 .79 ) ( 0 .84 ) 11 .70
2022(i) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) – ( 0 .02 ) 10 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .19% (d) $ 52,621 0 .96% (e) ,(f) ,(g) ( 0 .04 ) % (e) 5 .3% (e)
13 .10 87,092 0 .96 (f) ,(g) 0 .19 89 .5
19 .18 59,841 0 .96 (f) ,(g) 0 .32 43 .9
19 .45 18,800 0 .97 (f) ,(h) 0 .47 47 .4
5 .29 (d) 17,978 0 .99 (e) ,(f) ,(j) 0 .68 (e) 180 .0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(j) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

During the two most recent f iscal years and any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

During the period covered by this report, the following matters were submitted through the solicitation of proxies or otherwise.
Special Meeting of Shareholders - April 30, 2026
Approval of a Plan of Acquisition providing for the reorganization of the Diversified Balanced Strategic Allocation Account (Class 2) into the Diversified
Balanced Adaptive Allocation Account (Class 2).
Special Meeting of Shareholders - April 30, 2026
Approval of a Plan of Acquisition providing for the reorganization of the Diversified Growth Strategic Allocation Account (Class 2) into the Diversified
Growth Adaptive Allocation Account (Class 2).
Special Meeting of Shareholders - June 25, 2026
Approval to change the Principal Capital Appreciation Account’s sub-classification under the Investment Company Act of 1940, as amended, from
“diversified” to “non-diversified” and to change the related fundamental investment restriction.
Special Meeting of Shareholders - June 25, 2026
Approval to change the Global Emerging Markets Account’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to
“non-diversified” and to change the related fundamental investment restriction.
Shares Voted
For
6,561,338
Against
50,739
Abstained
346,808
Shares Voted
For
13,765,166
Against
59,984
Abstained
413,349
Shares Voted
For
2,708,092
Against
338,245
Abstained
282,865
Shares Voted
For
2,700,822
Against
618,957
Abstained
95,638

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

The Principal Variable Contracts Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the compensation of the Chief
Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and other PGI sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer. Directors’ expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) (1) approved sub-advisory agreements between Principal Global Investors, LLC (“PGI”) and Los Angeles Capital Management (“LA Capital”) and Westfield Capital Management Company, L.P.
(“Westfield”) with respect to the LargeCap Growth Account I; (2) approved an amended sub-advisory agreement between PGI and T. Rowe Price Associates,
Inc. (“T. Rowe”) with respect to the LargeCap Growth Account I; (3) approved an amended sub-advisory agreement between PGI and Westfield with respect to the LargeCap Growth Account I; and (4) approved a sub-advisory agreement between PGI and Fred Alger Management, LLC (“Fred Alger”) with respect to the
LargeCap Growth Account I.
Approval of Sub-Advisory Agreements for LargeCap Growth Account I
On March 10, 2026, the Board of Directors of Principal Variable Contracts Funds, Inc. (the “Board”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the Investment Company Act of 1940 (the
“Independent Board Members”), to consider for LargeCap Growth Account I (the “Fund”):
·The approval of a sub-advisory agreement (a “Sub-Advisory Agreement”) between PGI and LA Capital (a “Sub-Advisor”) with respect to the Fund;
and
·The approval of a sub-advisory agreement (a “Sub-Advisory Agreement”) between PGI and Westfield (a “Sub-Advisor”) with respect to the Fund.
As part of their review process, the Independent Board Members were represented by independent legal counsel and the Board reviewed materials received from
PGI regarding each Sub-Advisor.
Based upon their review, the Independent Board Members concluded that it was in the best interests of the Fund to approve each Sub-Advisory Agreement and, accordingly, recommended to the Board the approval of each Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the
Independent Board Members analysis, but rather the Independent Board Members considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory
Agreements.
Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of the services to be provided under each Sub-Advisory Agreement.
The Board considered the reputation, qualifications and background of each Sub-Advisor, the investment approach of each Sub-Advisor, the experience and skills of each Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that LA Capital currently provides sub-advisory services to two other series of Principal Funds, Inc. that are overseen by the Board, and that the Board has reviewed and had approved for renewal those sub-advisory agreements at its September 2025 Board meeting. In addition, the Board considered PGI’s program for recommending, monitoring and replacing sub-advisors and that PGI recommended each Sub-Advisor based upon that program.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Sub-Advisor to the Fund under the applicable Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance . The Board reviewed the historical one-, three- and five-year performance returns, gross of proposed fees, as of December 31, 2025 of each Sub-Advisor in a composite managed in the investment strategy for the investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to historical performance returns of a current sub-advisor to the Fund, a relevant benchmark index and a relevant Morningstar category. The Board concluded, based upon the information provided, that each Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability . The Board considered the proposed sub-advisory fee under each Sub-Advisory Agreement, noting that PGI compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under each Sub-Advisory Agreement. The Board noted that the proposed sub-
advisory fee schedule under each Sub-Advisory Agreement includes breakpoints. The Board noted that the Sub-Advisors advised that they each have one advisory client for which they offer their respective strategies at a lower fee due to their respective client’s role in gaining material scale, and that PGI found the proposed sub-advisory fee schedules to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee schedule under each Sub-Advisory Agreement was reasonable.
Other Benefits . The Board also considered the character and amount of other indirect benefits to be received by each Sub-Advisor. The Board noted that both
LA Capital and Westfield have soft dollar arrangements in place that are structured to comply with the safe harbor provisions under Section 28(e) and that PGI identified no other indirect benefits to be received by the Sub-Advisors.
Overall Conclusions . Based upon all of the information considered and the conclusions reached, the Board, including a majority of the Independent Board
Members, determined that the terms of each Sub-Advisory Agreement are fair and reasonable and that approval of each Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the Board approved each Sub-Advisory Agreement.
Approval of Amended Sub-Advisory Agreement for LargeCap Growth Account I
On March 10, 2026, the Board, including a majority of the Independent Board Members, met to consider for LargeCap Growth Account I (the “Fund”) the approval of an amended sub-advisory agreement (the “Sub-Advisory Agreement”) between PGI and T. Rowe Price Associates, Inc. (the “Sub-Advisor”) in
connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at certain asset levels.
As part of their review process, the Independent Board Members were represented by independent legal counsel and the Board reviewed materials received from
PGI regarding the proposed amendment to the Sub-Advisory Agreement and noted that because the sub-advisory fee was paid by PGI, the amendment would

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

not change the management fee rate paid by the Fund. The Board considered PGI’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that PGI was not proposing any material changes to the terms of the Sub-Advisory Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement during the annual contract renewal process that concluded at the Board’s
September 2025 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory
Agreement were reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board, including a majority of the Independent Board Members, concluded that it was in the best interests of the Fund to approve the amended Sub-Advisory Agreement and, accordingly, approved the Sub-Advisory Agreement.
Approval of Amended Sub-Advisory Agreement for LargeCap Growth Account I
On June 9, 2026, the Board, including a majority of the Independent Board Members, met to consider for LargeCap Growth Account I (the “Fund”) the approval of an amended sub-advisory agreement (the “Sub-Advisory Agreement”) between PGI and Westfield Capital Management Company, L.P. (the “Sub-Advisor”)
in connection with a proposal to change the method of calculating the sub-advisory fee paid by PGI to the Sub-Advisor.
As part of their review process, the Independent Board Members were represented by independent legal counsel. The Board reviewed materials received from
PGI regarding the proposed amendment to the Sub-Advisory Agreement. The Board considered PGI’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that PGI was not proposing any material changes to the terms of the Sub-Advisory Agreement other than to the calculation of the sub-advisory fee.
The Board considered that they initially approved the Sub-Advisory Agreement at the Board’s March 2026 meeting. They noted that during the contract approval process, they had considered the nature, quality and extent of the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board, including a majority of the Independent Board Members, concluded that it was in the best interests of the Fund to approve the amended Sub-Advisory Agreement and, accordingly, approved the amended Sub-Advisory Agreement.
Approval of Sub-Advisory Agreement for LargeCap Growth Account I
On June 9, 2026, the Board, including a majority of the Independent Board Members, met to consider for LargeCap Growth Account I (the “Fund”) the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between PGI and Fred Alger Management, LLC (the “Sub-Advisor”) with respect to the Fund.
As part of their review process, the Independent Board Members were represented by independent legal counsel. The Board reviewed materials received from
PGI regarding the Sub-Advisor.
Based upon their review, the Independent Board Members concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement and, accordingly, recommended to the Board the approval of the Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the
Independent Board Members’ analysis, but rather the Independent Board Members considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory
Agreement.
Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of the services to be provided under the Sub-Advisory Agreement.
The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered PGI’s program for recommending, monitoring and replacing sub-advisors and that PGI recommended the Sub-
Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the
Sub-Advisor to the Fund under the Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance . The Board reviewed the historical one , three- and five-year performance returns, gross of proposed fees, as of March 31, 2026 of the
Sub-Advisor in a composite managed in the investment strategy for the investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to historical performance returns of a current sub-advisor to the Fund, a relevant benchmark index and a relevant Morningstar category, as well as the historical calendar year performance returns, gross of proposed fees, for calendar years 2018 to 2025 for the composite as compared to the historical performance returns of the relevant benchmark index. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability . The Board considered the proposed sub-advisory fee under the Sub-Advisory Agreement, noting that PGI compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule under the Sub-Advisory Agreement includes breakpoints. The Board noted that the Sub-Advisor advised that it has one advisory client for which it provides a comparable investment strategy for a lower fee and the Sub-Advisor’s explanation for that fee arrangement, and that PGI found the proposed sub-advisory fee

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
June 30, 2026 (unaudited)

schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee schedule under the Sub-Advisory
Agreement was reasonable.
Other Benefits . The Board considered the character and amount of other indirect benefits to be received by the Sub-Advisor. The Board noted that the Sub-
Advisor has soft dollar arrangements in place that are structured to comply with the safe harbor provisions under Section 28(e) and that PGI identified no other indirect benefits to be received by the Sub-Advisor.
Overall Conclusions . Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the Board, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement.

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This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
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®
, Principal Financial Group
®
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countries around the world.
© 2026 Principal Financial Services, Inc. | MM1291-31 | 06/2026 | 3607189

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2026

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	8/12/2026